UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02857 and 811-21434

Name of Fund: BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2018

Date of reporting period: 03/31/2018

Item 1 – Report to Stockholders

MARCH 31, 2018

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Bond Fund, Inc.

▶	BlackRock Total Return Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

In the 12 months ended March 31, 2018, stocks posted solid performance, while bonds delivered mixed results. Solid corporate profits drove the equity market, while rising interest rates constrained bond returns.

The largest global economies experienced sustained and synchronized growth for the first time since the financial crisis, which led to strong equity performance worldwide. Emerging market stocks posted the strongest performance, as accelerating growth in China, the second-largest economy in the world, improved the outlook for corporate profits in most developing nations.

Short-term U.S. Treasury interest rates rose the fastest, while longer-term rates slightly increased, leading to a substantial flattening of the yield curve. The annual return for the three-month Treasury bill surpassed 1.0%, but remained well below the annual headline inflation rate of 2.4%. However, the ten-year U.S. Treasury — a bellwether of the bond market — posted a negative return, as rising energy prices, modest wage growth, and steady job creation drove expectations of higher inflation and interest rate increases by the U.S. Federal Reserve (the “Fed”). In credit markets, the investment-grade and high-yield bond markets posted modest returns in a relatively benign credit environment.

Even though it faced rising pressure to boost interest rates in 2017, the Fed only increased short-term interest rates three times during the last year. However, strong economic performance may justify a more rapid pace of rate hikes in 2018, as the actual inflation rate and investors’ expectations for inflation surpassed the Fed’s target of 2.0%. In addition, the Fed announced plans to reduce its $4.4 trillion balance sheet by $420 billion this year.

By contrast, the European Central Bank (“ECB”) and the Bank of Japan (“BoJ”) continued to expand their balance sheets despite nascent signs of sustained economic growth. Rising global growth, as well as limited bond supply, pressured other central banks to follow in the Fed’s footsteps. In October 2017, the ECB pledged to cut its bond purchases in half for 2018, while the BoJ reiterated its commitment to economic stimulus, even though the size of its balance sheet nearly matched the total output of the Japanese economy.

If the Fed maintains a measured pace of stimulus reduction, to the extent that inflation rises, it is likely to be accompanied by rising real growth. That could lead to a favorable combination of moderately higher inflation, steadily rising interest rates, and improving growth in 2018. Meanwhile, the market’s appetite for risk was mixed, as bond investors rotated to higher-quality assets, and stock investors continued to invest abroad. We continue to believe the primary risks to the economic expansion are trade protectionism, rapidly rising interest rates, and geopolitical tension. In particular, we are closely monitoring trade protectionism and the rise of populism in Western nations.

In December 2017, Congress passed a sweeping tax reform bill. The U.S. tax overhaul is likely to accentuate the existing reflationary themes, including faster growth and rising interest rates. Changing the corporate tax rate to a flat 21.0% will create many winners and losers among high-and-low tax companies, while the windfall from lower taxes could boost business and consumer spending.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of March 31, 2018
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	5.84%	13.99%
U.S. small cap equities (Russell 2000® Index)	3.25	11.79
International equities (MSCI Europe, Australasia, Far East Index)	2.63	14.80
Emerging market equities (MSCI Emerging Markets Index)	8.96	24.93
3-month Treasury bills (ICE BofAML 3-Month U.S. Treasury Bill Index)	0.64	1.11
U.S. Treasury securities (ICE BofAML 10-Year U.S. Treasury Index)	(2.66)	(1.13)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(1.08)	1.20
Tax-exempt municipal bonds (S&P Municipal Bond Index)	(0.29)	2.53
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	(0.39)	3.78
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Fund Summary as of March 31, 2018	BlackRock Total Return Fund

Investment Objective

BlackRock Total Return Fund’s (the “Fund”) investment objective is to realize a total return that exceeds that of the Bloomberg Barclays U.S. Aggregate Bond Index.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended March 31, 2018, the Fund, through its investment in Master Total Return Portfolio (the “Master Portfolio”), underperformed its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, with the exception of Class K Shares, which performed in line with the benchmark.

What factors influenced performance?

During the period, the Master Portfolio’s investment grade credit positioning, U.S. absolute return strategies and security selection within agency mortgage-backed securities (“MBS”) detracted from performance.

The Master Portfolio’s allocations to non-agency MBS and collateralized loan obligations, overweight to municipal bonds, security selection within commercial MBS, and macro overlay strategies contributed to performance.

The Master Portfolio held derivatives in the form of options, financial futures contracts, swaps and foreign currency transactions for risk management purposes as well as to manage exposures with the goal of seeking to generate returns. The overall use of derivatives had a negative impact to Fund performance during the period.

Describe recent portfolio activity.

At the end of 2017, the Master Portfolio’s underweight to duration (sensitivity to interest rate changes) was maintained as accelerating global growth, the anticipation and eventual passage of federal tax reform, and low market volatility drove risk assets and rates higher into year end. On expectations for strengthening inflation in 2018, inflation protection was added at the front end of the yield curve. The Master Portfolio was positioned with a focus on generating income through allocations to securitized assets, emerging market bonds and select investment grade and high yield corporate bonds with a preference for idiosyncratic stories given overall high valuations. The Master Portfolio continued to hold an out-of-benchmark allocation to emerging markets on the view that that synchronized developed market growth bodes well for the sector.

After an increase in its underweight to duration in January 2018, the Master Portfolio’s duration underweight was tactically narrowed, with a preference for the front end of the yield curve. A spike in market volatility during the second half of the period caused the investment adviser to be more tactical regarding corporate credit as they reduced the Master Portfolio’s risk within the sector, while seeking to identify carry-oriented opportunities in higher quality assets within front-end Treasuries, securitized assets and emerging markets.

Describe portfolio positioning at period end.

Toward the end of the period, elevated volatility in risk assets alongside upside pressure on rates from firmer inflation and increased Treasury issuance created a challenging investment environment. The Master Portfolio’s duration underweight was tactically narrowed to further position the portfolio against an equity downturn, with a continued preference for the front end of the yield curve given the attractive risk/reward profile relative to longer-dated Treasuries. The Master Portfolio’s stance regarding corporate credit remained cautious, and instead favored carry-oriented opportunities within high quality assets with less interest rate risk. The Master Portfolio also held overweight positions in front-end Treasuries, securitized assets and select areas of emerging markets.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary (continued)	BlackRock Total Return Fund

Performance Summary for the Period Ended March 31, 2018

				Average Annual Total Returns(a)(b)
				1 Year		5 Years		10 Years
	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	2.81%	2.77%	(1.15)%	1.61%	N/A	2.71%	N/A	4.19%	N/A
Service	2.47	2.47	(1.30)	1.31	N/A	2.44	N/A	3.93	N/A
Investor A	2.34	2.32	(1.31)	1.36	(2.69)%	2.40	1.57%	3.87	3.44%
Investor A1	2.65	2.59	(1.22)	1.55	N/A	2.60	N/A	4.05	N/A
Investor C	1.73	1.64	(1.64)	0.69	(0.29)	1.74	1.74	3.21	3.21
Investor C1	1.81	1.78	(1.60)	0.69	N/A	1.80	N/A	3.27	N/A
Investor C2	2.17	1.98	(1.44)	1.02	N/A	2.11	N/A	3.53	N/A
Class K	2.87	2.87	(1.11)	1.76	N/A	2.80	N/A	4.29	N/A
Class R	2.17	2.10	(1.43)	1.10	N/A	2.14	N/A	3.61	N/A
Bloomberg Barclays U.S. Aggregate Bond Index(c)	—	—	(1.08)	1.20	N/A	1.82	N/A	3.63	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 8 for a detailed description of share classes, including any related sales charges and fees.

(b)

The Fund invests all of its assets in the Master Portfolio. The Master Portfolio typically invests more than 90% of its assets in a diversified portfolio of fixed-income securities such as corporate bonds and notes, mortgage-backed securities, asset-backed securities, convertible securities, preferred securities and government obligations. Under normal circumstances, the Master Portfolio invests at least 80% of its assets in bonds and invests primarily in investment grade fixed income securities.

(c)

A widely recognized unmanaged market-weighted index, comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

FUND SUMMARY	5

Disclosure of Expenses	BlackRock Total Return Fund

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on October 1, 2017 and held through March 31, 2018) are intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

	Actual				Hypothetical(c)
			Including Interest Expense and Fees	Excluding Interest Expense and Fees		Including Interest Expense and Fees		Excluding Interest Expense and Fees
	Beginning Account Value (10/01/17)	Ending Account Value (03/31/18)	Expenses Paid During the Period(a)	Expenses Paid During the Period(b)	Beginning Account Value (10/01/17)	Ending Account Value (03/31/18)	Expenses Paid During the Period(a)	Ending Account Value (03/31/18)	Expenses Paid During the Period(b)
Institutional	$1,000.00	$988.50	$4.39	$2.22	$1,000.00	$1,020.65	$4.46	$1,022.84	$2.26
Service	1,000.00	987.00	5.91	3.73	1,000.00	1,019.12	6.01	1,021.31	3.80
Investor A	1,000.00	986.90	6.09	3.91	1,000.00	1,018.93	6.19	1,021.13	3.98
Investor A1	1,000.00	987.80	5.15	2.96	1,000.00	1,019.89	5.23	1,022.09	3.02
Investor C	1,000.00	983.60	9.37	7.18	1,000.00	1,015.62	9.52	1,017.83	7.31
Investor C1	1,000.00	984.00	8.97	6.79	1,000.00	1,016.02	9.12	1,018.23	6.90
Investor C2	1,000.00	985.60	7.33	5.15	1,000.00	1,017.68	7.45	1,019.88	5.24
Class K	1,000.00	988.90	4.06	1.89	1,000.00	1,020.98	4.13	1,023.16	1.93
Class R	1,000.00	985.70	7.33	5.15	1,000.00	1,017.69	7.45	1,019.88	5.24

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.88% for Institutional, 1.19% for Service, 1.22% for Investor A, 1.03% for Investor A1, 1.88% for Investor C, 1.80% for Investor C1, 1.47% for Investor C2, 0.81% for Class K and 1.47% for Class R), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

(b)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.44% for Institutional, 0.75% for Service, 0.78% for Investor A, 0.59% for Investor A1, 1.44% for Investor C, 1.36% for Investor C1, 1.03% for Investor C2, 0.39% for Class K and 1.03% for Class R), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

(c)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

6	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

The Benefits and Risks of Leveraging	BlackRock Total Return Fund

The Master Portfolio may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, these objectives cannot be achieved in all interest rate environments.

The Master Portfolio may utilize leverage through a credit facility or by entering into reverse repurchase agreements. In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by the Master Portfolio on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Master Portfolio (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Master Portfolio’s investors benefit from the incremental net income.

The interest earned on securities purchased with the proceeds from leverage is distributed to the Master Portfolio’s investors, and the value of these portfolio holdings is reflected in the Master Portfolio’s NAV. However, in order to benefit investors, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed the Master Portfolio’s return on assets purchased with leverage proceeds, income to investors is lower than if the Master Portfolio had not used leverage.

Furthermore, the value of the Master Portfolio’s investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence the Master Portfolio’s NAV positively or negatively in addition to the impact on the Master Portfolio’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that the Master Portfolio’s leveraging strategy will be successful.

The use of leverage also generally causes greater changes in the Master Portfolio’s NAV and distribution rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of the Master Portfolio’s shares than if the Master Portfolio were not leveraged. In addition, the Master Portfolio may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Master Portfolio to incur losses. The use of leverage may limit the Master Portfolio’s ability to invest in certain types of securities or use certain types of hedging strategies. The Master Portfolio incurs expenses in connection with the use of leverage, all of which are borne by the Master Portfolio’s investors and may reduce income.

Derivative Financial Instruments

The Master Portfolio may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Master Portfolio’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Master Portfolio can realize on an investment and/or may result in lower distributions paid to shareholders. The Master Portfolio’s investments in these instruments, if any, are discussed in detail in the Master Portfolio’s Notes to Consolidated Financial Statements.

THE BENEFITS AND RISKS OF LEVERAGING	7

About Fund Performance	BlackRock Total Return Fund

Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

Service Shares are not subject to any sales charge. These shares are subject to a service fee of 0.25% per year (but no distribution fee) and are available only to certain eligible investors.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 4.00% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries. On December 27, 2017, all issued and outstanding Investor B Shares were converted into Investor A Shares with the same relative aggregate NAV.

Investor A1 Shares are subject to a maximum initial sales charge (front-end load) of 1.00% and a service fee of 0.10% per year (but no distribution fee). The maximum initial sales charge does not apply to current eligible shareholders of Investor A1 Shares of the Fund. Certain redemptions of these shares may be subject to a CDSC where no initial sales charge was paid at time of purchase. However, the CDSC does not apply to redemptions by certain employer-sponsored retirement plans or to redemptions of shares acquired through reinvestment of dividends and capital gains by existing shareholders.

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Investor C1 Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. However, the CDSC does not apply to redemptions by certain employer-sponsored retirement plans or to redemptions of shares acquired through reinvestment of dividends and capital gains by existing shareholders. In addition, these shares are subject to a distribution fee of 0.55% per year and a service fee of 0.25% per year.

Investor C2 Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. However, the CDSC does not apply to redemptions by certain employer-sponsored retirement plans or to redemptions of shares acquired through reinvestment of dividends and capital gains by existing shareholders. In addition, these shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year.

Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

Class R Shares are not subject to any sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain employer-sponsored retirement plans.

Investor A1, Investor C1 and Investor C2 Shares are only available for dividend and capital gain reinvestment by existing shareholders, and for purchase by certain employer-sponsored retirement plans.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the previous page assume reinvestment of all distributions, if any, at NAV on the ex-dividend/payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Fund’s investment adviser, has contractually agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. The Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 4 of the Notes to Financial Statements for additional information on waivers and/or reimbursements. The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

8	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities  (unaudited)

March 31, 2018

BlackRock Total Return Fund

ASSETS
Investments at value — Master Portfolio (cost — $12,336,186,451)	$12,158,488,276
Receivables:
Capital shares sold	28,601,536
From the Manager	668,969
Withdrawals from the Master Portfolio	74,381,750
Prepaid expenses	311,731

Total assets	12,262,452,262

LIABILITIES
Payables:
Capital shares redeemed	102,983,286
Income dividends	8,624,883
Investment advisory fees	3,077,053
Officer’s fees	2,397
Other accrued expenses	455,352
Other affiliates	232,501
Service and distribution fees	772,880
Transfer agent fees	2,751,543

Total liabilities	118,899,895

NET ASSETS	$12,143,552,367

NET ASSETS CONSIST OF
Paid-in capital	$12,467,494,119
Distributions in excess of net investment income	(3,412,036)
Accumulated net realized loss allocated from the Master Portfolio	(142,831,541)
Net unrealized appreciation (depreciation) allocated from the Master Portfolio	(177,698,175)

NET ASSETS	$12,143,552,367

NET ASSET VALUE
Institutional — Based on net assets of $5,080,540,392 and 444,070,312 shares outstanding, 1 billion shares authorized, $0.10 par value	$11.44

Service — Based on net assets of $121,715,893 and 10,636,809 shares outstanding, 50 million shares authorized, $0.10 par value	$11.44

Investor A — Based on net assets of $1,911,335,133 and 166,995,681 shares outstanding, 450 million shares authorized, $0.10 par value	$11.45

Investor A1 — Based on net assets of $31,513,067 and 2,755,423 shares outstanding, 50 million shares authorized, $0.10 par value	$11.44

Investor C — Based on net assets of $276,973,626 and 24,218,475 shares outstanding, 100 million shares authorized, $0.10 par value	$11.44

Investor C1 — Based on net assets of $12,379,992 and 1,081,988 shares outstanding, 100 million shares authorized, $0.10 par value	$11.44

Investor C2 — Based on net assets of $1,029,845 and 90,066 shares outstanding, 50 million shares authorized, $0.10 par value	$11.43

Class K — Based on net assets of $4,541,826,197 and 397,046,598 shares outstanding, 1 billion shares authorized, $0.10 par value	$11.44

Class R — Based on net assets of $166,238,222 and 14,523,047 shares outstanding, 250 million shares authorized, $0.10 par value	$11.45

See notes to financial statements.

FINANCIAL STATEMENTS	9

Statement of Operations  (unaudited)

Six Months Ended March 31, 2018

BlackRock Total Return Fund

INVESTMENT INCOME
Net investment income allocated from the Master Portfolio:
Interest — unaffiliated	$247,416,499
Dividends — affiliated	2,607,012
Dividends — unaffiliated	841,938
Securities lending income — affiliated — net	333,330
Foreign taxes withheld	(148,220)
Total expenses excluding interest expense	(4,370,603)
Interest expense	(25,503,405)
Fees waived	33,571

Total investment income	221,210,122

FUND EXPENSES
Investment advisory	17,022,291
Transfer agent — class specific	4,896,740
Service and distribution — class specific	4,670,812
Registration	400,981
Printing	88,883
Professional	87,144
Officer	4,118
Miscellaneous	5,140

Total expenses	27,176,109
Less:
Fees waived by the Manager	(3,396)
Transfer agent fees waived and/or reimbursed — class specific	(1,112,340)

Total expenses after fees waived and/or reimbursed	26,060,373

Net investment income	195,149,749

REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM THE MASTER PORTFOLIO
Net realized loss from investments, borrowed bonds, foreign currency transactions, forward foreign currency exchange contracts, futures contracts, options written and swaps	(36,184,294)
Net change in unrealized appreciation (depreciation) on investments, borrowed bonds, foreign currency translations, forward foreign currency exchange contracts, futures contracts, options written, short sales, swaps and unfunded floating rate loan interests	(298,688,950)

Net realized and unrealized loss	(334,873,244)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(139,723,495)

See notes to financial statements.

10	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	BlackRock Total Return Fund
	Six Months Ended 03/31/18 (unaudited)	Year Ended 09/30/17

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$195,149,749	$272,202,897
Net realized loss	(36,184,294)	(76,361,557)
Net change in unrealized appreciation (depreciation)	(298,688,950)	(31,191,786)

Net increase (decrease) in net assets resulting from operations	(139,723,495)	164,649,554

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income:
Institutional	(86,590,420)	(111,606,780)
Service	(1,898,135)	(3,080,098)
Investor A	(30,381,647)	(54,286,738)
Investor A1	(523,406)	(929,500)
Investor B	(8,143)	(41,724)
Investor C	(3,689,216)	(8,547,231)
Investor C1	(172,704)	(945,729)
Investor C2	(15,631)	(66,506)
Class K	(68,157,045)	(100,328,440)
Class R	(2,300,095)	(3,202,667)

Decrease in net assets resulting from distributions to shareholders	(193,736,442)	(283,035,413)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	1,394,716,807	2,443,130,115

NET ASSETS
Total increase in net assets	1,061,256,870	2,324,744,256
Beginning of period	11,082,295,497	8,757,551,241

End of period	$12,143,552,367	$11,082,295,497

Distributions in excess of net investment income, end of period	$(3,412,036)	$(4,825,343)

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	11

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Total Return Fund
	Institutional
	Six Months Ended 03/31/18		Year Ended September 30,
	(unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning of period	$11.77		$11.96	$11.71	$11.76	$11.43	$11.75

Net investment income(a)	0.20		0.34	0.31	0.32	0.42	0.38
Net realized and unrealized gain (loss)	(0.33)		(0.18)	0.32	0.01	0.34	(0.27)

Net increase (decrease) from investment operations	(0.13)		0.16	0.63	0.33	0.76	0.11

Distributions from net investment income(b)	(0.20)		(0.35)	(0.38)	(0.38)	(0.43)	(0.43)

Net asset value, end of period	$11.44		$11.77	$11.96	$11.71	$11.76	$11.43

Total Return(c)
Based on net asset value	(1.15	)%(d)	1.43%	5.47%	2.77%	6.72%	0.89%

Ratios to Average Net Assets(e)(f)
Total expenses(g)	0.91	%(h)	0.74%	0.61%	0.56%	0.77%	0.83%

Total expenses after fees waived and/or reimbursed(g)	0.88	%(h)	0.69%	0.58%	0.50%	0.67%	0.73%

Total expenses after fees waived and/or reimbursed excluding interest expense(g)	0.44	%(h)	0.45%	0.45%	0.45%	0.53%	0.52	%(i)

Net investment income(g)	3.42	%(h)	2.93%	2.63%	2.72%	3.62%	3.22%

Supplemental Data
Net assets, end of period (000)	$5,080,540		$4,621,641	$3,126,440	$1,547,791	$859,415	$871,868

Portfolio turnover rate of the Master Portfolio(j)	412%		806%	841%	1,015%	750%	777%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/18	Year Ended September 30,
	(unaudited)	2017	2016	2015	2014	2013
Investments in underlying funds	0.01%	0.01%	0.01%	—	—	—

(h)	Annualized.
(i)	Ratio presented to conform to current year presentation.
(j)	Includes mortgage dollar roll transactions. Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 03/31/18	Year Ended September 30,
	(unaudited)	2017	2016	2015	2014	2013
Portfolio turnover rate (excluding mortgage dollar roll transactions)	218%	540%	598%	725%	529%	450%

See notes to financial statements.

12	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Total Return Fund (continued)
	Service
	Six Months Ended 03/31/18		Year Ended September 30,
	(unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning of period	$11.77		$11.96	$11.71	$11.76	$11.43	$11.75

Net investment income(a)	0.18		0.31	0.28	0.29	0.39	0.35
Net realized and unrealized gain (loss)	(0.33)		(0.18)	0.31	0.01	0.34	(0.28)

Net increase (decrease) from investment operations	(0.15)		0.13	0.59	0.30	0.73	0.07

Distributions from net investment income(b)	(0.18)		(0.32)	(0.34)	(0.35)	(0.40)	(0.39)

Net asset value, end of period	$11.44		$11.77	$11.96	$11.71	$11.76	$11.43

Total Return(c)
Based on net asset value	(1.30	)%(d)	1.13%	5.15%	2.55%	6.48%	0.65%

Ratios to Average Net Assets(e)(f)
Total expenses(g)	1.19	%(h)	1.02%	0.93%	0.80%	1.07%	1.21%

Total expenses after fees waived and/or reimbursed(g)	1.19	%(h)	1.00%	0.88%	0.74%	0.89%	0.94%

Total expenses after fees waived and/or reimbursed excluding interest expense(g)	0.75	%(h)	0.75%	0.75%	0.67%	0.76%	0.76	%(i)

Net investment income(g)	3.12	%(h)	2.62%	2.35%	2.46%	3.37%	3.01%

Supplemental Data
Net assets, end of period (000)	$121,716		$125,903	$74,723	$45,616	$720	$454

Portfolio turnover rate of the Master Portfolio(j)	412%		806%	841%	1,015%	750%	777%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/18	Year Ended September 30,
	(unaudited)	2017	2016	2015	2014	2013
Investments in underlying funds	0.01%	0.01%	0.01%	—	—	—

(h)	Annualized.
(i)	Ratio presented to conform to current year presentation.
(j)	Includes mortgage dollar roll transactions. Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 03/31/18	Year Ended September 30,
	(unaudited)	2017	2016	`	2015	2014	2013
Portfolio turnover rate (excluding mortgage dollar roll transactions)	218%	540%	598%		725%	529%	450%

See notes to financial statements.

FINANCIAL HIGHLIGHTS	13

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Total Return Fund (continued)
	Investor A
	Six Months Ended 03/31/18		Year Ended September 30,
	(unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning of period	$11.78		$11.96	$11.71	$11.76	$11.43	$11.75

Net investment income(a)	0.18		0.30	0.28	0.28	0.39	0.34
Net realized and unrealized gain (loss)	(0.33)		(0.16)	0.31	0.01	0.33	(0.26)

Net increase (decrease) from investment operations	(0.15)		0.14	0.59	0.29	0.72	0.08

Distributions from net investment income(b)	(0.18)		(0.32)	(0.34)	(0.34)	(0.39)	(0.40)

Net asset value, end of period	$11.45		$11.78	$11.96	$11.71	$11.76	$11.43

Total Return(c)
Based on net asset value	(1.31	)%(d)	1.18%	5.12%	2.44%	6.42%	0.58%

Ratios to Average Net Assets(e)(f)
Total expenses(g)	1.24	%(h)	1.04%	0.91%	0.87%	1.05%	1.14%

Total expenses after fees waived and/or reimbursed(g)	1.22	%(h)	1.03%	0.91%	0.84%	0.95%	1.04%

Total expenses after fees waived and/or reimbursed excluding interest expense(g)	0.78	%(h)	0.79%	0.78%	0.78%	0.82%	0.82	%(i)

Net investment income(g)	3.07	%(h)	2.58%	2.34%	2.40%	3.33%	2.89%

Supplemental Data
Net assets, end of period (000)	$1,911,335		$2,033,975	$2,087,043	$2,267,386	$1,084,239	$1,138,151

Portfolio turnover rate of the Master Portfolio(j)	412%		806%	841%	1,015%	750%	777%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/18	Year Ended September 30,
	(unaudited)	2017	2016	2015	2014	2013
Investments in underlying funds	0.01%	0.01%	0.01%	—	—	—

(h)	Annualized.
(i)	Ratio presented to conform to current year presentation.
(j)	Includes mortgage dollar roll transactions. Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 03/31/18	Year Ended September 30,
	(unaudited)	2017	2016	2015	2014	2013
Portfolio turnover rate (excluding mortgage dollar roll transactions)	218%	540%	598%	725%	529%	450%

See notes to financial statements.

14	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Total Return Fund (continued)
	Investor A1
	Six Months Ended 03/31/18		Year Ended September 30,
	(unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning of period	$11.77		$11.95	$11.70	$11.75	$11.42	$11.75

Net investment income(a)	0.19		0.32	0.30	0.31	0.41	0.37
Net realized and unrealized gain (loss)	(0.33)		(0.16)	0.31	0.00 (b)	0.34	(0.29)

Net increase (decrease) from investment operations	(0.14)		0.16	0.61	0.31	0.75	0.08

Distributions from net investment income(c)	(0.19)		(0.34)	(0.36)	(0.36)	(0.42)	(0.41)

Net asset value, end of period	$11.44		$11.77	$11.95	$11.70	$11.75	$11.42

Total Return(d)
Based on net asset value	(1.22	)%(e)	1.37%	5.32%	2.63%	6.63%	0.70%

Ratios to Average Net Assets(f)(g)
Total expenses(h)	1.07	%(i)	0.86%	0.74%	0.67%	0.86%	0.92%

Total expenses after fees waived and/or reimbursed(h)	1.03	%(i)	0.84%	0.72%	0.64%	0.76%	0.81%

Total expenses after fees waived and/or reimbursed excluding interest expense(h)	0.59	%(i)	0.60%	0.60%	0.60%	0.62%	0.62	%(j)

Net investment income(h)	3.27	%(i)	2.77%	2.54%	2.59%	3.53%	3.13%

Supplemental Data
Net assets, end of period (000)	$31,513		$31,705	$34,722	$38,412	$40,402	$40,014

Portfolio turnover rate of the Master Portfolio(k)	412%		806%	841%	1,015%	750%	777%

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(h)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/18	Year Ended September 30,
	(unaudited)	2017	2016	2015	2014	2013
Investments in underlying funds	0.01%	0.01%	0.01%	—	—	—

(i) Annualized.

(j) Ratio presented to conform to current year presentation.

(k) Includes mortgage dollar roll transactions. Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 03/31/18	Year Ended September 30,
	(unaudited)	2017	2016	2015	2014	2013
Portfolio turnover rate (excluding mortgage dollar roll transactions)	218%	540%	598%	725%	529%	450%

See notes to financial statements.

FINANCIAL HIGHLIGHTS	15

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Total Return Fund (continued)
	Investor C
	Six Months Ended 03/31/18		Year Ended September 30,
	(unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning of period	$11.77		$11.95	$11.70	$11.75	$11.42	$11.75

Net investment income(a)	0.14		0.22	0.20	0.20	0.31	0.26
Net realized and unrealized gain (loss)	(0.33)		(0.16)	0.31	0.01	0.34	(0.27)

Net increase (decrease) from investment operations	(0.19)		0.06	0.51	0.21	0.65	(0.01)

Distributions from net investment income(b)	(0.14)		(0.24)	(0.26)	(0.26)	(0.32)	(0.32)

Net asset value, end of period	$11.44		$11.77	$11.95	$11.70	$11.75	$11.42

Total Return(c)
Based on net asset value	(1.64	)%(d)	0.52%	4.42%	1.76%	5.75%	(0.13)%

Ratios to Average Net Assets(e)(f)
Total expenses(g)	1.96	%(h)	1.76%	1.66%	1.60%	1.80%	1.89%

Total expenses after fees waived and/or reimbursed(g)	1.88	%(h)	1.68%	1.58%	1.50%	1.58%	1.67%

Total expenses after fees waived and/or reimbursed excluding interest expense(g)	1.44	%(h)	1.45%	1.45%	1.45%	1.45%	1.45	%(i)

Net investment income(g)	2.41	%(h)	1.90%	1.67%	1.73%	2.70%	2.25%

Supplemental Data
Net assets, end of period (000)	$276,974		$339,329	$498,254	$421,097	$316,553	$262,458

Portfolio turnover rate of the Master Portfolio(j)	412%		806%	841%	1,015%	750%	777%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/18	Year Ended September 30,
	(unaudited)	2017	2016	2015	2014	2013
Investments in underlying funds	0.01%	0.01%	0.01%	—	—	—

(h) Annualized.

(i) Ratio presented to conform to current year presentation.

(j) Includes mortgage dollar roll transactions. Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 03/31/18	Year Ended September 30,
	(unaudited)	2017	2016	2015	2014	2013
Portfolio turnover rate (excluding mortgage dollar roll transactions)	218%	540%	598%	725%	529%	450%

See notes to financial statements.

16	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Total Return Fund (continued)
	Investor C1
	Six Months Ended 03/31/18		Year Ended September 30,
	(unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning of period	$11.77		$11.96	$11.71	$11.76	$11.43	$11.75

Net investment income(a)	0.14		0.23	0.21	0.22	0.32	0.28
Net realized and unrealized gain (loss)	(0.33)		(0.17)	0.31	0.00 (b)	0.34	(0.28)

Net increase (decrease) from investment operations	(0.19)		0.06	0.52	0.22	0.66	—

Distributions from net investment income(c)	(0.14)		(0.25)	(0.27)	(0.27)	(0.33)	(0.32)

Net asset value, end of period	$11.44		$11.77	$11.96	$11.71	$11.76	$11.43

Total Return(d)
Based on net asset value	(1.60	)%(e)	0.52%	4.52%	1.85%	5.82%	0.01%

Ratios to Average Net Assets(f)(g)
Total expenses(h)	1.84	%(i)	1.58%	1.49%	1.44%	1.63%	1.70%

Total expenses after fees waived and/or reimbursed(h)	1.80	%(i)	1.57%	1.48%	1.41%	1.53%	1.59%

Total expenses after fees waived and/or reimbursed excluding interest expense(h)	1.36	%(i)	1.37%	1.36%	1.37%	1.39%	1.40	%(j)

Net investment income(h)	2.49	%(i)	1.93%	1.79%	1.83%	2.76%	2.36%

Supplemental Data
Net assets, end of period (000)	$12,380		$15,744	$69,583	$88,551	$105,604	$118,061

Portfolio turnover rate of the Master Portfolio(k)	412%		806%	841%	1,015%	750%	777%

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(h)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/18	Year Ended September 30,
	(unaudited)	2017	2016	2015	2014	2013
Investments in underlying funds	0.01%	0.01%	0.01%	—	—	—

(i)	Annualized.
(j)	Ratio presented to conform to current year presentation.
(k)	Includes mortgage dollar roll transactions. Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 03/31/18	Year Ended September 30,
	(unaudited)	2017	2016	2015	2014	2013
Portfolio turnover rate (excluding mortgage dollar roll transactions)	218%	540%	598%	725%	529%	450%

See notes to financial statements.

FINANCIAL HIGHLIGHTS	17

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Total Return Fund (continued)
	Investor C2
	Six Months Ended 03/31/18		Year Ended September 30,
	(unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning of period	$11.76		$11.95	$11.70	$11.75	$11.42	$11.74

Net investment income(a)	0.16		0.26	0.25	0.25	0.35	0.31
Net realized and unrealized gain (loss)	(0.33)		(0.16)	0.31	0.01	0.34	(0.29)

Net increase (decrease) from investment operations	(0.17)		0.10	0.56	0.26	0.69	0.02

Distributions from net investment income(b)	(0.16)		(0.29)	(0.31)	(0.31)	(0.36)	(0.34)

Net asset value, end of period	$11.43		$11.76	$11.95	$11.70	$11.75	$11.42

Total Return(c)
Based on net asset value	(1.44	)%(d)	0.84%	4.86%	2.17%	6.09%	0.25%

Ratios to Average Net Assets(e)(f)
Total expenses(g)	1.65	%(h)	1.30%	1.20%	1.16%	1.37%	1.45%

Total expenses after fees waived and/or reimbursed(g)	1.47	%(h)	1.25%	1.16%	1.09%	1.27%	1.34%

Total expenses after fees waived and/or reimbursed excluding interest expense(g)	1.03	%(h)	1.04%	1.04%	1.05%	1.13%	1.16	%(i)

Net investment income(g)	2.81	%(h)	2.27%	2.11%	2.15%	3.01%	2.61%

Supplemental Data
Net assets, end of period (000)	$1,030		$1,259	$3,878	$4,729	$5,530	$6,316

Portfolio turnover rate of the Master Portfolio(j)	412%		806%	841%	1,015%	750%	777%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/18	Year Ended September 30,
	(unaudited)	2017	2016	2015	2014	2013
Investments in underlying funds	0.01%	0.01%	0.01%	—	—	—

(h)	Annualized.
(i)	Ratio presented to conform to current year presentation.
(j)	Includes mortgage dollar roll transactions. Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 03/31/18	Year Ended September 30,
	(unaudited)	2017	2016	2015	2014	2013
Portfolio turnover rate (excluding mortgage dollar roll transactions)	218%	540%	598%	725%	529%	450%

See notes to financial statements.

18	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Total Return Fund (continued)
	Class K
	Six Months Ended 03/31/18		Year Ended September 30,
	(unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning of period	$11.77		$11.95	$11.71	$11.76	$11.43	$11.75

Net investment income(a)	0.20		0.35	0.32	0.33	0.44	0.40
Net realized and unrealized gain (loss)	(0.33)		(0.17)	0.30	0.00 (b)	0.33	(0.27)

Net increase (decrease) from investment operations	(0.13)		0.18	0.62	0.33	0.77	0.13

Distributions from net investment income(c)	(0.20)		(0.36)	(0.38)	(0.38)	(0.44)	(0.45)

Net asset value, end of period	$11.44		$11.77	$11.95	$11.71	$11.76	$11.43

Total Return(d)
Based on net asset value	(1.11	)%(e)	1.59%	5.44%	2.84%	6.86%	1.01%

Ratios to Average Net Assets(f)(g)
Total expenses(h)	0.82	%(i)	0.64%	0.52%	0.46%	0.64%	0.72%

Total expenses after fees waived and/or reimbursed(h)	0.81	%(i)	0.63%	0.52%	0.44%	0.54%	0.61%

Total expenses after fees waived and/or reimbursed excluding interest expense(h)	0.39	%(i)	0.39%	0.39%	0.39%	0.40%	0.40	%(j)

Net investment income(h)	3.49	%(i)	3.00%	2.73%	2.76%	3.75%	3.33%

Supplemental Data
Net assets, end of period (000)	$4,541,826		$3,751,146	$2,770,095	$2,500,152	$521,495	$447,165

Portfolio turnover rate of the Master Portfolio(k)	412%		806%	841%	1,015%	750%	777%

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(g)	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
(h)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/18	Year Ended September 30,
	(unaudited)	2017	2016	2015	2014	2013
Investments in underlying funds	0.01%	0.01%	0.01%	—	—	—

(i)	Annualized.
(j)	Ratio presented to conform to current year presentation.
(k)	Includes mortgage dollar roll transactions. Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 03/31/18	Year Ended September 30,
	(unaudited)	2017	2016	2015	2014	2013
Portfolio turnover rate (excluding mortgage dollar roll transactions)	218%	540%	598%	725%	529%	450%

See notes to financial statements.

FINANCIAL HIGHLIGHTS	19

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Total Return Fund (continued)
	Class R
	Six Months Ended 03/31/18		Year Ended September 30,
	(unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning of period	$11.78		$11.96	$11.71	$11.76	$11.43	$11.75

Net investment income(a)	0.16		0.28	0.24	0.26	0.36	0.31
Net realized and unrealized gain (loss)	(0.33)		(0.17)	0.32	0.00 (b)	0.33	(0.27)

Net increase (decrease) from investment operations	(0.17)		0.11	0.56	0.26	0.69	0.04

Distributions from net investment income(c)	(0.16)		(0.29)	(0.31)	(0.31)	(0.36)	(0.36)

Net asset value, end of period	$11.45		$11.78	$11.96	$11.71	$11.76	$11.43

Total Return(d)
Based on net asset value	(1.43	)%(e)	0.93%	4.86%	2.18%	6.14%	0.33%

Ratios to Average Net Assets(f)(g)
Total expenses(h)	1.53	%(i)	1.34%	1.22%	1.14%	1.34%	1.43%

Total expenses after fees waived and/or reimbursed(h)	1.47	%(i)	1.29%	1.17%	1.08%	1.22%	1.27%

Total expenses after fees waived and/or reimbursed excluding interest expense(h)	1.03	%(i)	1.04%	1.04%	1.03%	1.08%	1.07	%(j)

Net investment income(h)	2.83	%(i)	2.36%	2.06%	2.15%	3.07%	2.66%

Supplemental Data
Net assets, end of period (000)	$166,238		$160,166	$90,332	$53,622	$28,457	$29,056

Portfolio turnover rate of the Master Portfolio(k)	412%		806%	841%	1,015%	750%	777%

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(h)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/18	Year Ended September 30,
	(unaudited)	2017	2016	2015	2014	2013
Investments in underlying funds	0.01%	0.01%	0.01%	—	—	—

(i)	Annualized.
(j)	Ratio presented to conform to current year presentation.
(k)	Includes mortgage dollar roll transactions. Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 03/31/18	Year Ended September 30,
	(unaudited)	2017	2016	2015	2014	2013
Portfolio turnover rate (excluding mortgage dollar roll transactions)	218%	540%	598%	725%	529%	450%

See notes to financial statements.

20	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (unaudited)	BlackRock Total Return Fund

1.	ORGANIZATION

BlackRock Total Return Fund (the “Fund”) is a series of BlackRock Bond Fund, Inc. (the “Corporation”) and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is registered as a diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in Master Total Return Portfolio (the “Master Portfolio”) of Master Bond LLC (the “Master LLC”), an affiliate of the Fund, which has the same investment objective and strategies as the Fund. The Corporation is organized as a Maryland corporation. The Master LLC is organized as a Delaware limited liability company. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio. At March 31, 2018, the percentage of the Master Portfolio owned by the Fund was 95.4%. The consolidated financial statements of the Master Portfolio, including the Consolidated Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional, Service and Class K Shares are sold only to certain eligible investors. Class R Shares are available only to certain employer-sponsored retirement plans. Investor A and Investor C Shares are generally available through financial intermediaries. Investor A1, C1 and C2 Shares are only available for dividend and capital gain reinvestment by existing shareholders, and for purchase by certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures. The Board of Directors of the Corporation and Board of Directors of the Master LLC are referred to throughout this report as the “Board of Directors” or the “Board” and the members are referred to as “Directors”.

Share Class	Initial Sales Charge		CDSC		Conversion Privilege
Institutional, Service, Class K and Class R Shares	No		No		None
Investor A Shares	Yes		No	(a)	None
Investor A1 Shares	No	(b)	No	(c)	None
Investor C Shares	No		Yes		None
Investor C1 and Investor C2 Shares	No		No	(d)	None

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase.
(b)

Investor A1 Shares are subject to a maximum sales charge on purchases of 1.00%. The sales charge does not apply to dividend and capital gain reinvestments by existing shareholders and new purchases for certain employer-sponsored retirement plans, which are currently the only investors who may invest in Investor A1 Shares.

(c)

Investor A1 Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase. However, the CDSC does not apply to redemptions by certain employer-sponsored retirement plans, or to redemptions of shares acquired through reinvestment of dividends and capital gains by existing shareholders.

(d)

A CDSC of 1.00% is assessed on certain redemptions of Investor C1 and Investor C2 Shares made within one year of after purchase. The CDSC does not apply to redemptions by certain employer-sponsored retirement plans or to redemptions of shares acquired through reinvestment of dividends and capital gains by existing shareholders.

On December 27, 2017, the Fund’s issued and outstanding Investor B Shares converted into Investor A Shares, with the same relative aggregate net asset value (“NAV”) as the original shares held immediately prior to the conversion.

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Bond Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted for on a trade date basis. The Fund records its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis. Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules. In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Net income and realized gains from investments held by the Master Portfolio’s investment in BlackRock Cayman Master Total Return Portfolio I, Ltd. (the “Subsidiary”) are treated as ordinary income for tax purposes. If a net loss is realized by the Subsidiary in any taxable year, the loss will generally not be available to offset the Fund’s ordinary income and/or capital gains for that year.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

The Fund has an arrangement with its custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft

NOTES TO FINANCIAL STATEMENTS	21

Notes to Financial Statements (unaudited) (continued)	BlackRock Total Return Fund

charges. The Fund may incur charges on certain uninvested cash balances and overdrafts, subject to certain conditions.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

The Fund’s policy is to value its financial instruments at fair value. The Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Consolidated Financial Statements, which are included elsewhere in this report.

4.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory: The Corporation, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:

Average Daily Net Assets	Investment Advisory Fee(a)
First $250 million	0.32%
$250 million — $500 million	0.31
$500 million — $750 million	0.30
Greater than $750 million	0.29

(a)

This investment advisory fee applies to the Fund for as long as the Fund invests in the Master Portfolio or another master fund advised by the Manager or an affiliate thereof in a master-feeder structure. If the Fund ceases to operate as a feeder fund in a master/feeder structure, the maximum actual investment advisory fees payable to the Manager (as a percentage of average daily net assets) by the Fund are as follows: 0.48% (first $250 million), 0.43% ($250 million — $500 million), 0.38% ($500 million — $750 million) and 0.34% (greater than $750 million).

With respect to the Fund, the Manager entered into separate sub-advisory agreements with BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BRS”), each an affiliate of the Manager. The Manager pays BIL and BRS, for services they provide, for that portion of the Fund for which BIL and BRS as applicable act as sub-advisers, a monthly fee that is a percentage of the investment advisory fees paid by the Fund to the Manager.

Service and Distribution Fees: The Corporation, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

	Service Fee	Distribution Fee
Service	0.25%	—%
Investor A	0.25	—
Investor A1	0.10	—
Investor B(a)	0.25	0.50
Investor C	0.25	0.75
Investor C1	0.25	0.55
Investor C2	0.25	0.25
Class R	0.25	0.25

(a)	On December 27, 2017, Investor B Shares converted into Investor A Shares.

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended March 31, 2018, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

Service	$153,601
Investor A	2,488,268
Investor A1	16,145
Investor B(a)	2,385
Investor C	1,541,395
Investor C1	55,861
Investor C2	2,789
Class R	410,368

$4,670,812

(a)	On December 27, 2017, Investor B Shares converted into Investor A Shares.

22	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (unaudited) (continued)	BlackRock Total Return Fund

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended March 31, 2018, the Fund paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statement of Operations:

Institutional	$311,245
Service	5,273
Investor A	1,188
Investor C	28

The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing subscriptions and redemptions based upon instructions from shareholders. For the six months ended March 31, 2018, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

Institutional	$9,396
Service	451
Investor A	4,754
Investor A1	71
Investor B(a)	22
Investor C	2,528
Investor C1	47
Investor C2	9
Class K	4,492
Class R	967

(a)	On December 27, 2017, Investor B Shares converted into Investor A Shares.

For the six months ended March 31, 2018, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:

Institutional	$2,600,719
Service	77,102
Investor A	1,701,174
Investor A1	25,207
Investor B(a)	604
Investor C	220,890
Investor C1	15,751
Investor C2	1,880
Class K	79,361
Class R	174,052

$4,896,740

(a)	On December 27, 2017, Investor B Shares converted into Investor A Shares.

Other Fees: For the six months ended March 31, 2018, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares which totaled $21,857.

For the six months ended March 31, 2018, affiliates received CDSCs as follows:

Investor A	$13,401
Investor C	13,010

Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through January 31, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the independent directors who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended March 31, 2018, there were no fees waived by the Manager.

With respect to the Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The current expense limitations as a percentage of average daily net assets are as follows:

Institutional	0.44%
Service	0.75
Investor A	0.78
Investor A1	0.59
Investor C	1.44
Investor C1	1.36
Investor C2	1.03
Class K	0.39
Class R	1.03

NOTES TO FINANCIAL STATEMENTS	23

Notes to Financial Statements (unaudited) (continued)	BlackRock Total Return Fund

Prior to December 29, 2017, the expense limitations as a percentage of average daily net assets were as follows:

Institutional	0.45%
Service	0.76
Investor A	0.79
Investor A1	0.60
Investor B(a)	1.29
Investor C	1.45
Investor C1	1.37
Investor C2	1.04
Class K	0.40
Class R	1.04

(a)	On December 27, 2017, Investor B Shares converted into Investor A Shares.

The Manager has agreed not to reduce or discontinue this contractual expense limitation through January 31, 2019, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended March 31, 2018, the Manager waived $3,396, which is included in fees waived by the Manager in the Statement of Operations.

These amounts waived and/or reimbursed are included in transfer agent fees and/or reimbursed — class specific in the Statement of Operations. For the six months ended March 31, 2018, class specific waivers and/or reimbursements are as follows:

	Institutional	Service	Investor A	Investor A1	Investor B(a)	Investor C	Investor C1	Investor C2	Class K	Class R	Total
Transfer agent fees waived and/or reimbursed — class specific	$822,805	$1,390	$116,974	$5,986	$81	$117,186	$2,607	$995	$665	$43,651	$1,112,340

(a)	On December 27, 2017, Investor B Shares converted into Investor A Shares.

Directors and Officers: Certain director and/or officers of the Corporation are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Corporation’s Chief Compliance Officer, which is included in Officer in the Statement of Operations.

5.	INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for each of the four years ended September 30, 2017. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of March 31, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of September 30, 2017, the Fund had capital loss carryforwards available to offset future realized capital through the indicated expiration dates as follows:

Expiring September 30,
No expiration date(a)	$67,759,635
2018	2,452,852

$70,212,487

(a)	Must be utilized prior to losses subject to expiration.

6.	BANK BORROWINGS

The Master LLC, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2018 unless extended or renewed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended March 31, 2018, the Master Portfolio did not borrow under the credit agreement.

24	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (unaudited) (continued)	BlackRock Total Return Fund

7.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 03/31/18		Year Ended 09/30/17
	Shares	Amount	Shares	Amount
Institutional
Shares sold	154,317,914	$1,792,295,997	241,971,244	$2,830,016,961
Shares issued to shareholders in reinvestment of distributions	6,534,050	75,742,591	8,043,187	94,214,715
Shares redeemed	(109,378,175)	(1,259,408,117)	(118,912,104)	(1,390,503,029)

Net increase	51,473,789	$608,630,471	131,102,327	$1,533,728,647

Service
Shares sold	1,595,564	$18,535,330	6,706,351	$78,695,985
Shares issued to shareholders in reinvestment of distributions	162,452	1,884,217	262,179	3,070,249
Shares redeemed	(1,814,700)	(21,102,688)	(2,523,713)	(29,508,283)

Net increase (decrease)	(56,684)	$(683,141)	4,444,817	$52,257,951

Investor A
Shares issued from conversion(a)	105,284	$1,231,828	—	$—
Shares sold and automatic conversion of shares	24,541,687	285,917,010	69,489,006	813,445,244
Shares issued to shareholders in reinvestment of distributions	2,487,727	28,866,948	4,424,389	51,812,506
Shares redeemed	(32,854,756)	(382,619,393)	(75,692,160)	(884,948,480)

Net decrease	(5,720,058)	$(66,603,607)	(1,778,765)	$(19,690,730)

Investor A1
Shares sold	394,764	$4,594,906	463,574	$5,404,600
Shares issued to shareholders in reinvestment of distributions	38,497	446,290	66,560	778,927
Shares redeemed	(372,151)	(4,305,384)	(741,129)	(8,647,170)

Net increase (decrease)	61,110	$735,812	(210,995)	$(2,463,643)

Investor B
Shares sold	60	$1,060	10,300	$120,182
Shares issued to shareholders in reinvestment of distributions	448	5,239	3,141	36,737
Shares converted(a)	(105,375)	(1,231,828)	—	—
Shares redeemed and automatic conversion of shares	(16,575)	(194,092)	(99,590)	(1,163,891)

Net decrease	(121,442)	$(1,419,621)	(86,149)	$(1,006,972)

Investor C
Shares sold	1,417,622	$16,484,889	5,044,876	$58,884,746
Shares issued to shareholders in reinvestment of distributions	281,189	3,261,355	640,588	7,491,971
Shares redeemed	(6,317,351)	(73,413,027)	(18,539,764)	(216,741,913)

Net decrease	(4,618,540)	$(53,666,783)	(12,854,300)	$(150,365,196)

Investor C1
Shares sold	51,665	$600,015	131,027	$1,544,680
Shares issued to shareholders in reinvestment of distributions	14,742	171,083	60,383	705,198
Shares redeemed	(321,712)	(3,743,766)	(4,673,808)	(54,751,099)

Net decrease	(255,305)	$(2,972,668)	(4,482,398)	$(52,501,221)

Investor C2
Shares sold	6,690	$77,629	12,348	$144,216
Shares issued to shareholders in reinvestment of distributions	1,340	15,536	4,664	54,461
Shares redeemed	(24,953)	(290,418)	(234,639)	(2,749,362)

Net decrease	(16,923)	$(197,253)	(217,627)	$(2,550,685)

NOTES TO FINANCIAL STATEMENTS	25

Notes to Financial Statements (unaudited) (continued)	BlackRock Total Return Fund

	Six Months Ended 03/31/18		Year Ended 09/30/17
	Shares	Amount	Shares	Amount
Class K
Shares sold	103,980,277	$1,198,390,439	133,709,943	$1,562,268,581
Shares issued to shareholders in reinvestment of distributions	5,492,430	63,670,797	8,000,329	93,684,728
Shares redeemed	(31,132,365)	(361,939,038)	(54,728,058)	(640,753,564)

Net increase	78,340,342	$900,122,198	86,982,214	$1,015,199,745

Class R
Shares sold	2,722,515	$31,649,879	9,214,598	$107,579,816
Shares issued to shareholders in reinvestment of distributions	196,318	2,277,455	272,462	3,193,434
Shares redeemed	(1,995,135)	(23,155,935)	(3,440,517)	(40,251,031)

Net increase	923,698	$10,771,399	6,046,543	$70,522,219

Total Net Increase	120,009,987	$1,394,716,807	208,945,667	$2,443,130,115

(a)	On December 27, 2017, Investor B Shares converted into Investor A Shares.

8.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Fund’s financial statements was completed through the date the financial statements were issued and the following item was noted:

Effective April 19, 2018, the 364-day credit agreement to which the Master LLC, on behalf of the Master Portfolio, and the Participating Funds are party was amended to (i) increase the aggregate commitment amount to $2.25 billion, (ii) increase the aggregate amount (excluding commitments designated for a certain individual fund) the Participating Funds can borrow to $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement, (iii) decrease the fee on used commitment amounts to 0.10% and (iv) extend the termination date to April 2019. Participating Funds paid an upfront commitment fee of 0.02% on the total commitment amounts, in addition to administration, legal and arrangement fees. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.

26	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Master Total Return Portfolio Information As of March 31, 2018	Master Total Return Portfolio

PORTFOLIO COMPOSITION
Asset Type	Percent of Total Investments(a)
U.S. Government Sponsored Agency Securities	48%
Corporate Bonds	20
U.S. Treasury Obligations	10
Asset-Backed Securities	8
Non-Agency Mortgage-Backed Securities	4
Foreign Government Obligations	3
Taxable Municipal Bonds	3
Floating Rate Loan Interests	1
Investment Companies	1
Preferred Securities	1
Foreign Agency Obligations	1
Other(b)	—

(a)	Total investments exclude short-term securities, options purchased, options written, TBA sale commitments and borrowed bonds.

(b)	Includes common stocks, which are less than 1%.

CREDIT QUALITY ALLOCATION (a)
Credit Rating	Percent of Total Investments(b)
AAA/Aaa	65%
AA/Aa	3
A	9
BBB/Baa	11
BB/Ba	3
B	2
CCC/Caa	2
CC/Ca	1
N/R(c)	4
(a)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(b)	Total investments exclude short-term securities, options purchased, options written, TBA sale commitments and borrowed bonds.

(c)

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

MASTER PORTFOLIO INFORMATION	27

Consolidated Schedule of Investments (unaudited) March 31, 2018	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Asset-Backed Securities — 12.8%
Accredited Mortgage Loan Trust, Series 2006-1, Class M2, (1 mo. LIBOR US + 0.340%), 2.21%, 04/25/36 (a)	USD	5,510	$2,902,923
ACE Securities Corp. Home Equity Loan Trust:
Series 2003-OP1, Class A2, (1 mo. LIBOR US + 0.720%), 2.59%, 12/25/33 (a)		581	562,085
Series 2006-CW1, Class A2C, (1 mo. LIBOR US + 0.140%), 2.01%, 07/25/36 (a)		575	459,983
Series 2007-HE4, Class A2A, (1 mo. LIBOR US + 0.130%), 2.00%, 05/25/37 (a)		2,938	943,959
Adagio V CLO Designated Activity Co., Series V-X, Class E, (3 mo. EURIBOR + 6.700%), 6.70%, 10/15/29 (a)	EUR	340	429,452
Adams Mill CLO Ltd., Series 2014-1A, Class A2R, (3 mo. LIBOR US + 1.100%), 2.82%, 07/15/26 (a)(b)	USD	4,730	4,742,431
Ajax Mortgage Loan Trust:
Series 2016-1, Class A, 4.25%, 07/25/47 (b)(c)		2,073	2,043,675
Series 2016-B, Class A, 4.00%, 09/25/65 (b)(c)		2,984	2,994,987
Series 2016-C, Class A, 4.00%, 10/25/57 (b)(c)		1,957	1,962,659
Series 2017-A, Class A, 3.47%, 04/25/57 (b)(c)		9,739	9,684,666
Series 2017-D, Class A, 3.75%, 12/25/57 (b)(d)(e)		12,158	12,219,011
Series 2017-D, Class B, 0.00%, 12/25/57 (b)(d)(e)		1,807	1,111,482
Allegro CLO II Ltd., Series 2014-1A, Class A1R, (3 mo. LIBOR US + 1.310%), 3.06%, 01/21/27 (a)(b)		2,340	2,344,271
Allegro CLO V Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.240%), 2.61%, 10/16/30 (a)(b)		1,100	1,105,345
Allegro CLO VI Ltd., Series 2017-2A, Class A, (3 mo. LIBOR US + 1.130%), 2.86%, 01/16/30 (a)(b)		4,000	4,014,279
ALM V Ltd.:
Series 2012-5A, Class A1R3, (3 mo. LIBOR US + 0.910%), 2.26%, 10/18/27 (a)(b)		4,410	4,412,614
Series 2012-5A, Class A2R3, (3 mo. LIBOR US + 1.250%), 2.60%, 10/18/27 (a)(b)		1,600	1,600,839
Series 2012-5A, Class BR3, (3 mo. LIBOR US + 1.650%), 3.38%, 10/18/27 (a)(b)		2,140	2,141,338
ALM VI Ltd., Series 2012-6A, Class A2RR, (3 mo. LIBOR US + 1.600%), 3.32%, 07/15/26 (a)(b)		1,264	1,264,787
ALM XI Ltd., Series 2014-11A, Class A1R, (3 mo. LIBOR US + 1.140%), 2.87%, 10/17/26 (a)(b)		14,020	14,026,833
ALM XII Ltd.:
Series 2015-12A, Class A1R, (3 mo. LIBOR US + 1.050%), 2.77%, 04/16/27 (a)(b)		10,010	10,017,530

Security	Par (000)		Value
ALM XII Ltd.: (continued)
Series 2015-12A, Class BR, (3 mo. LIBOR US + 2.050%), 3.77%, 04/16/27 (a)(b)	USD	3,635	$3,637,467
ALM XVI Ltd./ALM XVI LLC, Series 2015-16A, Class BR, (3 mo. LIBOR US + 2.050%), 3.77%, 07/15/27 (a)(b)		2,060	2,061,134
ALME Loan Funding V BV, Series 5X, Class E, (3 mo. EURIBOR + 6.000%), 6.00%, 07/15/29 (a)	EUR	1,080	1,343,324
AMMC CLO 18 Ltd., Series 2016-18A, Class AL1, (3 mo. LIBOR US + 1.570%), 3.51%, 05/26/28 (a)(b)	USD	5,320	5,326,382
AMMC CLO 19 Ltd., Series 2016-19A, Class C, (3 mo. LIBOR US + 2.800%), 4.52%, 10/15/28 (a)(b)		720	725,921
AMMC CLO 21 Ltd., Series 2017-21A, Class A, (3 mo. LIBOR US + 1.250%), 3.03%, 11/02/30 (a)(b)		750	753,716
AMMC CLO XII Ltd., Series 2013-12A, Class AR, (3 mo. LIBOR US + 1.200%), 3.01%, 11/10/30 (a)(b)		540	542,312
AMMC CLO XIII Ltd., Series 2013-13A, Class A1LR, (3 mo. LIBOR US + 1.260%), 3.00%, 07/24/29 (a)(b)		2,620	2,634,157
AMMC CLO XIV Ltd., Series 2014-14A, Class A1LR, (3 mo. LIBOR US + 1.250%), 3.00%, 07/25/29 (a)(b)		5,470	5,498,938
Anchorage Capital CLO 1-R Ltd., Series 2018-1RA, Class A1, (3 mo. LIBOR US + 0.990%), 0.00%, 04/13/31 (a)(b)		9,120	9,110,681
Anchorage Capital CLO 3-R Ltd.:
Series 2014-3RA, Class A, (3 mo. LIBOR US + 1.050%), 2.81%, 01/28/31 (a)(b)		2,120	2,123,982
Series 2014-3RA, Class B, (3 mo. LIBOR US + 1.500%), 3.26%, 01/28/31 (a)(b)		1,620	1,620,313
Series 2014-3RA, Class C, (3 mo. LIBOR US + 1.850%), 3.61%, 01/28/31 (a)(b)		500	499,204
Anchorage Capital CLO 4-R Ltd.:
Series 2014-4RA, Class A, (3 mo. LIBOR US + 1.050%), 2.81%, 01/28/31 (a)(b)		5,330	5,340,025
Series 2014-4RA, Class C, (3 mo. LIBOR US + 1.850%), 3.61%, 01/28/31 (a)(b)		3,760	3,762,562
Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class AR, (3 mo. LIBOR US + 1.270%), 2.99%, 07/15/30 (a)(b)		4,010	4,031,458
Anchorage Capital CLO 7 Ltd.:
Series 2015-7A, Class AR, (3 mo. LIBOR US + 0.960%), 2.68%, 10/15/27 (a)(b)		21,810	21,819,195
Series 2015-7A, Class B1R, (3 mo. LIBOR US + 1.300%), 3.02%, 10/15/27 (a)(b)		3,470	3,471,675
Series 2015-7A, Class CR, (3 mo. LIBOR US + 1.700%), 3.42%, 10/15/27 (a)(b)		2,380	2,380,816
Anchorage Capital CLO Ltd.:
Series 2013-1A, Class A1R, (3 mo. LIBOR US + 1.250%), 2.97%, 10/13/30 (a)(b)		2,005	2,014,769
Series 2013-1A, Class BR, (3 mo. LIBOR US + 2.150%), 3.87%, 10/13/30 (a)(b)		1,410	1,424,592
Series 2014-5RA, Class B, (3 mo. LIBOR US + 1.450%), 3.17%, 01/15/30 (a)(b)		9,200	9,211,494

28	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Anchorage Capital CLO Ltd.: (continued)
Series 2014-5RA, Class C, (3 mo. LIBOR US + 1.850%), 3.57%, 01/15/30 (a)(b)	USD	2,790	$2,796,533
Apidos CLO XII, Series 2013-12A, Class AR, (3 mo. LIBOR US + 1.080%), 3.12%, 04/15/31 (a)(b)		26,061	26,140,590
Apidos CLO XV:
Series 2013-15A, Class A1R, (3 mo. LIBOR US + 1.100%), 2.85%, 10/20/25 (a)(b)		869	868,821
Series 2013-15A, Class A1RR, (3 mo. LIBOR US + 1.010%), 0.00%, 04/20/31 (a)(b)		1,080	1,079,395
Apidos CLO XVI, Series 2013-16A, Class A1R, (3 mo. LIBOR US + 0.980%), 2.72%, 01/19/25 (a)(b)		2,965	2,968,499
Apidos CLO XVIII, Series 2014-18A, Class A1R, (3 mo. LIBOR US + 1.120%), 2.87%, 07/22/26 (a)(b)		880	880,461
Apidos CLO XX, Series 2015-20A, Class A1R, (3 mo. LIBOR US + 1.330%), 3.05%, 01/16/27 (a)(b)		2,250	2,249,521
Aqueduct European CLO DAC:
Series 2017-2X, Class B1, (3 mo. EURIBOR + 1.200%), 1.20%, 10/15/30 (a)	EUR	1,259	1,552,715
Series 2017-2X, Class E, (3 mo. EURIBOR + 4.400%), 4.40%, 10/15/30 (a)		289	339,751
Arbor Realty CLO Ltd., Series 2015-FL2A, Class A, (1 mo. LIBOR US + 1.750%), 3.53%, 09/15/25 (a)(b)	USD	2,220	2,244,856
Arbor Realty Collateralized Loan Obligation Ltd., Series 2017-FL3, Class A, (1 mo. LIBOR US + 0.990%), 2.77%, 11/15/22 (a)(b)		3,740	3,728,875
Arbor Realty Commercial Real Estate Notes Ltd.:
Series 2016-FL1A, Class A, (1 mo. LIBOR US + 1.700%), 3.48%, 09/15/26 (a)(b)		3,940	4,005,649
Series 2017-FL2, Class A, (1 mo. LIBOR US + 0.990%), 2.77%, 08/15/27 (a)(b)		1,660	1,659,371
Arbour CLO IV DAC, Series 4X, Class E, (3 mo. EURIBOR + 5.600%), 5.60%, 01/15/30 (a)	EUR	550	691,108
Arbour CLO Ltd., Series 2014-1X, Class E, (3 mo. EURIBOR + 5.000%), 5.00%, 07/15/27 (a)		238	295,358
ARES European CLO VIII BV, Series 8X, Class E, (3 mo. EURIBOR + 6.350%), 6.35%, 02/17/30 (a)		281	358,043
ARES XXVIII CLO Ltd.:
Series 2013-3A, Class B1R, (3 mo. LIBOR US + 1.500%), 3.23%, 10/17/24 (a)(b)	USD	2,150	2,150,470
Series 2013-3A, Class C1R, (3 mo. LIBOR US + 2.100%), 3.83%, 10/17/24 (a)(b)		1,850	1,849,594
ARES XXXIII CLO Ltd.:
Series 2015-1A, Class A2R, (3 mo. LIBOR US + 1.950%), 3.98%, 12/05/25 (a)(b)		1,420	1,430,250
Series 2015-1A, Class B2R, (3 mo. LIBOR US + 2.800%), 4.83%, 12/05/25 (a)(b)		500	504,941
ARES XXXVII CLO Ltd., Series 2015-4A, Class A1R, (3 mo. LIBOR US + 1.170%), 2.89%, 10/15/30 (a)(b)		1,150	1,155,778
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (1 mo. LIBOR US + 0.240%), 2.11%, 05/25/35 (a)(d)		4,833	3,600,610

Security	Par (000)		Value
ArrowMark Colorado Holdings:
Series 2017-8A, Class A1, (3 mo. LIBOR US + 1.160%), 3.09%, 10/25/30 (a)(b)	USD	2,320	$2,315,409
Series 2017-8A, Class C, (3 mo. LIBOR US + 2.050%), 3.98%, 10/25/30 (a)(b)		1,125	1,122,202
Atlas Senior Loan Fund IV Ltd.:
Series 2013-2A, Class A1LR, (3 mo. LIBOR US + 0.980%), 2.82%, 02/17/26 (a)(b)		7,030	7,032,843
Series 2013-2A, Class A2LR, (3 mo. LIBOR US + 1.450%), 3.29%, 02/17/26 (a)(b)		3,000	3,005,111
Atrium IX, Series 9A, Class AR, (3 mo. LIBOR US + 1.240%), 3.22%, 05/28/30 (a)(b)		4,010	4,029,311
Atrium X:
Series 10A, Class B1R, (3 mo. LIBOR US + 1.450%), 3.17%, 07/16/25 (a)(b)		4,300	4,300,851
Series 10A, Class CR, (3 mo. LIBOR US + 1.950%), 3.67%, 07/16/25 (a)(b)		2,070	2,071,970
Atrium XI, Series 11A, Class A1R, (3 mo. LIBOR US + 1.140%), 2.88%, 10/23/25 (a)(b)		1,060	1,061,390
Atrium XII, Series 12A, Class CR, (3 mo. LIBOR US + 1.650%), 3.40%, 04/22/27 (a)(b)		2,381	2,382,890
Avery Point V CLO Ltd.:
Series 2014-5A, Class AR, (3 mo. LIBOR US + 0.980%), 2.71%, 07/17/26 (a)(b)		3,620	3,619,947
Series 2014-5A, Class BR, (3 mo. LIBOR US + 1.500%), 3.23%, 07/17/26 (a)(b)		2,250	2,251,597
Avery Point VII CLO Ltd., Series 2015-7A, Class A1, (3 mo. LIBOR US + 1.500%), 3.22%, 01/15/28 (a)(b)		7,916	7,953,765
Avoca Capital CLO X Ltd., Series 10X, Class ER, (3 mo. EURIBOR + 6.050%), 6.05%, 01/15/30 (a)	EUR	600	761,947
Avoca CLO XIV Designated Activity Co.:
Series 14X, Class ER, (3 mo. EURIBOR + 4.700%), 4.70%, 01/12/31 (a)		690	845,432
Series 14X, Class FR, (3 mo. EURIBOR + 6.350%), 6.35%, 01/12/31 (a)		900	1,081,063
Avoca CLO XIV Ltd., Series 14X, Class SUB, 0.00%, 07/12/28 (e)		1,290	1,272,541
Avoca CLO XV DAC:
Series 15X, Class ER, (3 mo. EURIBOR + 4.130%), 4.13%, 04/15/31 (a)		900	1,070,235
Series 15X, Class FR, (3 mo. EURIBOR + 5.840%), 5.84%, 04/15/31 (a)		585	670,680
Avoca CLO XV Ltd., Series 15X, Class M1, 0.00%, 01/15/29 (e)		1,100	1,071,970
Avoca CLO XVII DAC, Series 17X, Class E, (3 mo. EURIBOR + 5.950%), 5.95%, 01/15/30 (a)		546	689,506
B2R Mortgage Trust:
Series 2015-1, Class A1, 2.52%, 05/15/48 (b)	USD	707	698,572
Series 2015-2, Class A, 3.34%, 11/15/48 (b)		1,083	1,084,255
Babson CLO Ltd.:
Series 2014-3A, Class AR, (3 mo. LIBOR US + 1.320%), 3.04%, 01/15/26 (a)(b)		1,085	1,085,402
Series 2015-2A, Class AR, (3 mo. LIBOR US + 1.190%), 2.94%, 10/20/30 (a)(b)		2,590	2,604,009
Series 2015-IA, Class AR, (3 mo. LIBOR US + 0.990%), 2.72%, 01/20/31 (a)(b)(d)		2,130	2,129,787

CONSOLIDATED SCHEDULE OF INVESTMENTS	29

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Babson CLO Ltd.: (continued)
Series 2015-IA, Class BR, (3 mo. LIBOR US + 1.400%), 3.13%, 01/20/31 (a)(b)	USD	610	$610,238
Ballyrock CLO Ltd., Series 2016-1A, Class A, (3 mo. LIBOR US + 1.590%), 3.31%, 10/15/28 (a)(b)		1,935	1,957,503
BankAmerica Manufactured Housing Contract Trust, Series 1998-2, Class B1, 7.93%, 12/10/25 (e)		2,790	1,984,815
Battalion CLO IV Ltd., Series 2013-4A, Class A1R, (3 mo. LIBOR US + 1.140%), 2.89%, 10/22/25 (a)(b)		3,668	3,668,470
Bayview Financial Revolving Asset Trust:
Series 2004-B, Class A1, (1 mo. LIBOR US + 0.500%), 2.65%, 05/28/39 (a)(b)		7,528	6,967,513
Series 2004-B, Class A2, (1 mo. LIBOR US + 0.650%), 2.95%, 05/28/39 (a)(b)(d)		723	475,219
Series 2005-A, Class A1, (1 mo. LIBOR US + 1.000%), 2.88%, 02/28/40 (a)(b)		3,451	3,284,999
Series 2005-E, Class A1, (1 mo. LIBOR US + 1.000%), 2.88%, 12/28/40 (a)(b)		1,473	1,355,545
BCMSC Trust:
Series 2000-A, Class A2, 7.58%, 06/15/30 (e)		1,674	660,429
Series 2000-A, Class A3, 7.83%, 06/15/30 (e)		1,554	633,597
Series 2000-A, Class A4, 8.29%, 06/15/30 (e)		2,661	1,148,778
Bear Stearns Asset-Backed Securities I Trust:
Series 2004-HE7, Class M2, (1 mo. LIBOR US + 1.725%), 3.60%, 08/25/34 (a)		270	267,111
Series 2006-HE1, Class 1M4, (1 mo. LIBOR US + 0.680%), 2.55%, 12/25/35 (a)		1,970	2,245,297
Series 2006-HE7, Class 1A2, (1 mo. LIBOR US + 0.170%), 2.04%, 09/25/36 (a)		4,013	4,445,839
Series 2007-FS1, Class 1A3, (1 mo. LIBOR US + 0.170%), 2.04%, 05/25/35 (a)		1,220	1,257,318
Series 2007-HE1, Class 21A2, (1 mo. LIBOR US + 0.160%), 2.03%, 01/25/37 (a)		852	833,150
Series 2007-HE2, Class 1A4, (1 mo. LIBOR US + 0.320%), 2.19%, 03/25/37 (a)		1,072	789,090
Series 2007-HE2, Class 22A, (1 mo. LIBOR US + 0.140%), 2.01%, 03/25/37 (a)		1,166	1,117,082
Series 2007-HE2, Class 23A, (1 mo. LIBOR US + 0.140%), 2.01%, 03/25/37 (a)		2,241	2,208,851
Series 2007-HE3, Class 1A3, (1 mo. LIBOR US + 0.250%), 2.12%, 04/25/37 (a)		1,155	1,180,695
Series 2007-HE3, Class 1A4, (1 mo. LIBOR US + 0.350%), 2.22%, 04/25/37 (a)		6,414	5,052,646
Bear Stearns Asset-Backed Securities Trust, Series 2005-4, Class M2, (1 mo. LIBOR US + 1.200%), 3.07%, 01/25/36 (a)		247	243,686
Bear Stearns Second Lien Trust, Series 2007-SV1A, Class M1, (1 mo. LIBOR US + 1.200%), 3.07%, 12/25/36 (a)(b)		1,200	1,167,115
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class A1R, (3 mo. LIBOR US + 1.490%), 3.24%, 01/20/29 (a)(b)		4,020	4,041,690

Security	Par (000)		Value
Benefit Street Partners CLO VI Ltd.:
Series 2015-VIA, Class A1R, (3 mo. LIBOR US + 1.240%), 2.97%, 10/18/29 (a)(b)	USD	12,030	$12,086,700
Series 2015-VIA, Class A2R, (3 mo. LIBOR US + 1.720%), 3.45%, 10/18/29 (a)(b)		3,320	3,341,677
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A1AR, (3 mo. LIBOR US + 1.100%), 2.82%, 01/20/31 (a)(b)		1,250	1,252,064
Betony CLO Ltd., Series 2015-1A, Class CR, (3 mo. LIBOR US + 2.850%), 4.57%, 04/15/27 (a)(b)		1,230	1,232,590
BlueMountain CLO Ltd.:
Series 2013-2A, Class A1R, (3 mo. LIBOR US + 1.180%), 2.93%, 10/22/30 (a)(b)		6,370	6,403,468
Series 2013-3A, Class AR, (3 mo. LIBOR US + 0.890%), 2.65%, 10/29/25 (a)(b)		2,121	2,121,658
Series 2013-3A, Class B1R, (3 mo. LIBOR US + 1.400%), 3.16%, 10/29/25 (a)(b)		750	751,040
Series 2013-3A, Class CR, (3 mo. LIBOR US + 1.900%), 3.66%, 10/29/25 (a)(b)		3,030	3,035,430
Series 2013-4A, Class AR, (3 mo. LIBOR US + 1.010%), 2.73%, 04/15/25 (a)(b)		7,590	7,594,965
Series 2014-1A, Class A1R, (3 mo. LIBOR US + 1.260%), 3.03%, 04/30/26 (a)(b)		2,400	2,400,667
Series 2014-2A, Class AR, (3 mo. LIBOR US + 0.930%), 2.68%, 07/20/26 (a)(b)		670	670,115
Series 2014-4A, Class A1R, (3 mo. LIBOR US + 1.350%), 3.33%, 11/30/26 (a)(b)		3,020	3,019,925
Series 2015-3A, Class A1, (3 mo. LIBOR US + 1.480%), 3.23%, 10/20/27 (a)(b)		2,000	1,999,970
Series 2015-3A, Class A1R, (3 mo. LIBOR US + 1.000%), 0.00%, 04/20/31 (a)(b)		2,550	2,550,000
BlueMountain EUR CLO DAC, Series 2016-1X, Class E, (3 mo. EURIBOR + 6.600%), 6.60%, 04/25/30 (a)	EUR	1,200	1,477,019
Bowman Park CLO Ltd., Series 2014-1A, Class AR, (3 mo. LIBOR US + 1.180%), 3.10%, 11/23/25 (a)(b)	USD	5,500	5,512,413
BSPRT Issuer Ltd.:
Series 2017-FL1, Class A, (1 mo. LIBOR US + 1.350%), 3.13%, 06/15/27 (a)(b)		3,790	3,806,438
Series 2018-FL3, Class A, (1 mo. LIBOR US + 1.050%), 2.74%, 03/15/28 (a)(b)		4,540	4,540,000
Cadogan Square CLO VII BV, Series 7X, Class E, (3 mo. EURIBOR + 6.000%), 6.00%, 05/25/29 (a)	EUR	1,000	1,231,234
Cadogan Square CLO X DAC, Series 10X, Class M, 0.00%, 10/15/30 (e)		300	354,163
Cairn CLO IX BV:
Series 2018-9X, Class A, (3 mo. EURIBOR + 0.710%), 0.71%, 03/21/32 (a)		1,400	1,722,632
Series 2018-9X, Class B1, (3 mo. EURIBOR + 1.000%), 1.00%, 03/21/32 (a)		1,300	1,599,587
Series 2018-9X, Class M2, 0.00%, 03/21/32 (d)(e)		500	609,073
Cairn CLO VI BV, Series 2016-6X, Class E, (3 mo. EURIBOR + 6.250%), 6.25%, 07/25/29 (a)		600	746,466
Canyon Capital CLO Ltd., Series 2006-1A, Class A1, (3 mo. LIBOR US + 0.250%), 2.38%, 12/15/20 (a)(b)	USD	371	370,969
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-4A, Class AR, (3 mo. LIBOR US + 1.450%), 3.20%, 01/20/29 (a)(b)		6,630	6,664,056
Series 2013-2A, Class AR, (3 mo. LIBOR US + 0.890%), 2.62%, 01/18/29 (a)(b)		1,490	1,489,978

30	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Carlyle Global Market Strategies CLO Ltd.: (continued)
Series 2013-4A, Class A1RR, (3 mo. LIBOR US + 1.000%), 2.72%, 01/15/31 (a)(b)(d)	USD	1,880	$1,880,000
Series 2014-1A, Class A1R2, (3 mo. LIBOR US + 0.970%), 3.31%, 04/17/31 (a)(b)		3,170	3,170,000
Series 2014-1A, Class CR, (3 mo. LIBOR US + 2.750%), 4.48%, 04/17/25 (a)(b)		1,740	1,742,158
Series 2014-3A, Class BR, (3 mo. LIBOR US + 2.150%), 3.91%, 07/27/26 (a)(b)		750	750,810
Series 2015-1A, Class CR, (3 mo. LIBOR US + 2.000%), 3.75%, 04/20/27 (a)(b)		1,160	1,161,025
Carlyle U.S. CLO Ltd., Series 2017-4A, Class A1, (3 mo. LIBOR US + 1.180%), 2.67%, 01/15/30 (a)(b)		4,620	4,647,484
Carrington Mortgage Loan Trust:
Series 2005-FRE1, Class M1, (1 mo. LIBOR US + 0.470%), 2.34%, 12/25/35 (a)		2,317	2,305,392
Series 2006-FRE2, Class A2, (1 mo. LIBOR US + 0.120%), 1.99%, 10/25/36 (a)		1,080	789,103
Series 2006-FRE2, Class A3, (1 mo. LIBOR US + 0.160%), 2.03%, 10/25/36 (a)		3,593	2,638,323
Series 2006-FRE2, Class A5, (1 mo. LIBOR US + 0.080%), 1.95%, 10/25/36 (a)		912	663,202
Series 2006-NC1, Class M2, (1 mo. LIBOR US + 0.420%), 2.29%, 01/25/36 (a)		610	431,124
Series 2006-NC2, Class A3, (1 mo. LIBOR US + 0.150%), 2.02%, 06/25/36 (a)		3,063	3,028,152
Series 2006-NC3, Class A4, (1 mo. LIBOR US + 0.240%), 2.11%, 08/25/36 (a)		2,003	1,298,144
Series 2006-NC4, Class A3, (1 mo. LIBOR US + 0.160%), 2.03%, 10/25/36 (a)		1,163	1,064,356
Series 2006-NC5, Class A3, (1 mo. LIBOR US + 0.150%), 2.02%, 01/25/37 (a)		7,250	5,202,476
Series 2007-HE1, Class A2, (1 mo. LIBOR US + 0.150%), 2.02%, 06/25/37 (a)		777	769,794
Series 2007-RFC1, Class A4, (1 mo. LIBOR US + 0.220%), 2.09%, 10/25/36 (a)		1,440	1,003,836
CBAM Ltd.:
Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.250%), 3.00%, 07/20/30 (a)(b)		6,050	6,114,706
Series 2017-2A, Class B1, (3 mo. LIBOR US + 1.750%), 3.14%, 10/17/29 (a)(b)		2,955	2,965,678
Series 2017-3A, Class A, (3 mo. LIBOR US + 1.230%), 2.60%, 10/17/29 (a)(b)		3,780	3,802,376
Series 2017-3A, Class B1, (3 mo. LIBOR US + 1.700%), 3.07%, 10/17/29 (a)(b)		1,000	1,007,430
C-BASS Trust:
Series 2006-CB7, Class A4, (1 mo. LIBOR US + 0.160%), 2.03%, 10/25/36 (a)		721	518,304
Series 2006-CB9, Class A2, (1 mo. LIBOR US + 0.110%), 1.98%, 11/25/36 (a)		1,212	763,410
Series 2006-CB9, Class A4, (1 mo. LIBOR US + 0.230%), 2.10%, 11/25/36 (a)		204	130,741

Security	Par (000)		Value
C-BASS Trust: (continued)
Series 2007-CB1, Class AF2, 3.66%, 01/25/37 (c)	USD	6,096	$2,960,350
Series 2007-CB1, Class AF4, 3.66%, 01/25/37 (c)		459	222,625
Series 2007-CB5, Class A2, (1 mo. LIBOR US + 0.170%), 2.04%, 04/25/37 (a)		1,088	821,586
Cedar Funding IV CLO Ltd., Series 2014-4A, Class AR, (3 mo. LIBOR US + 1.230%), 2.97%, 07/23/30 (a)(b)		1,200	1,204,879
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, (3 mo. LIBOR US + 0.980%), 0.00%, 04/20/31 (a)(b)		4,940	4,940,000
Cedar Funding V CLO Ltd., Series 2016-5A, Class A1, (3 mo. LIBOR US + 1.610%), 3.34%, 07/17/28 (a)(b)		1,880	1,883,397
Cedar Funding VIII CLO Ltd.:
Series 2017-8A, Class A1, (3 mo. LIBOR US + 1.250%), 2.98%, 10/17/30 (a)(b)		16,520	16,642,838
Series 2017-8A, Class B, (3 mo. LIBOR US + 1.700%), 3.43%, 10/17/30 (a)(b)		2,628	2,645,410
Series 2017-8A, Class C, (3 mo. LIBOR US + 2.250%), 3.98%, 10/17/30 (a)(b)		750	752,968
CIFC Funding Ltd.:
Series 2013-1A, Class A2R, (3 mo. LIBOR US + 1.750%), 3.47%, 07/16/30 (a)(b)		500	503,538
Series 2013-2A, Class A1LR, (3 mo. LIBOR US + 1.210%), 2.94%, 10/18/30 (a)(b)		6,290	6,319,465
Series 2013-4A, Class B1R, (3 mo. LIBOR US + 1.500%), 3.46%, 11/27/24 (a)(b)		4,270	4,273,395
Series 2014-1A, Class A1R2, (3 mo. LIBOR US + 1.100%), 2.89%, 01/18/31 (a)(b)		3,590	3,603,581
Series 2014-2A, Class A1LR, (3 mo. LIBOR US + 1.200%), 3.14%, 05/24/26 (a)(b)		8,484	8,491,864
Series 2014-3A, Class B1R, (3 mo. LIBOR US + 1.500%), 3.24%, 07/22/26 (a)(b)		710	710,966
Series 2014-3A, Class C1R, (3 mo. LIBOR US + 1.900%), 3.64%, 07/22/26 (a)(b)		1,120	1,120,612
Series 2014-4A, Class A1R, (3 mo. LIBOR US + 1.380%), 3.11%, 10/17/26 (a)(b)		6,270	6,272,048
Series 2014-5A, Class A1R, (3 mo. LIBOR US + 1.400%), 3.13%, 01/17/27 (a)(b)		26,215	26,224,506
Series 2014-5A, Class CR, (3 mo. LIBOR US + 2.700%), 4.43%, 01/17/27 (a)(b)		710	710,610
Series 2015-1A, Class ARR, (3 mo. LIBOR US + 1.110%), 2.86%, 01/22/31 (a)(b)		1,520	1,530,897
Series 2015-2A, Class AR, (3 mo. LIBOR US + 0.780%), 2.50%, 04/15/27 (a)(b)		2,710	2,709,249
Series 2015-2A, Class CR, (3 mo. LIBOR US + 1.700%), 3.42%, 04/15/27 (a)(b)		4,620	4,622,504
Series 2018-1A, Class A, (3 mo. LIBOR US + 1.000%), 3.16%, 04/18/31 (a)(b)		7,500	7,496,813
Citicorp Residential Mortgage Trust, Series 2007-2, Class M1, 5.22%, 06/25/37 (c)		2,830	2,714,914
Citigroup Mortgage Loan Trust:
Series 2006-NC1, Class A2D, (1 mo. LIBOR US + 0.250%), 2.12%, 08/25/36 (a)		3,550	3,427,617

CONSOLIDATED SCHEDULE OF INVESTMENTS	31

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Citigroup Mortgage Loan Trust: (continued)
Series 2007-AHL2, Class A3B, (1 mo. LIBOR US + 0.200%), 2.07%, 05/25/37 (a)	USD	7,866	$5,739,068
Series 2007-AHL2, Class A3C, (1 mo. LIBOR US + 0.270%), 2.14%, 05/25/37 (a)		3,573	2,630,738
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH4, Class M3, (1 mo. LIBOR US + 0.320%), 2.19%, 11/25/36 (a)		3,007	2,550,491
Colony American Homes, Series 2015-1A, Class A, (1 mo. LIBOR US + 1.200%), 2.92%, 07/17/32 (a)(b)		7,998	8,023,316
Conseco Finance Corp.:
Series 1998-4, Class M1, 6.83%, 04/01/30 (e)		353	313,623
Series 1998-8, Class M1, 6.98%, 09/01/30 (e)		2,729	2,284,439
Series 2001-D, Class B1, (1 mo. LIBOR US + 2.500%), 4.28%, 11/15/32 (a)		2,038	2,030,529
Conseco Finance Securitizations Corp.:
Series 2000-1, Class A5, 8.06%, 09/01/29 (e)		1,636	866,331
Series 2000-4, Class A5, 7.97%, 05/01/32 .		5,523	2,765,444
Series 2000-4, Class A6, 8.31%, 05/01/32 (e)		1,386	723,135
Series 2000-5, Class A6, 7.96%, 05/01/31		2,379	1,536,593
Series 2000-5, Class A7, 8.20%, 05/01/31		4,340	2,877,515
Conseco Financial Corp.:
Series 1997-3, Class M1, 7.53%, 03/15/28 (e)		2,184	2,166,600
Series 1997-6, Class M1, 7.21%, 01/15/29 (e)		402	401,974
Series 1998-8, Class A1, 6.28%, 09/01/30		1,188	1,241,660
Series 1999-5, Class A5, 7.86%, 03/01/30 (e)		1,615	1,246,292
Series 1999-5, Class A6, 7.50%, 03/01/30 (e)		1,182	882,872
Countrywide Asset-Backed Certificates:
Series 2003-BC3, Class A2, (1 mo. LIBOR US + 0.620%), 2.49%, 09/25/33 (a)		648	630,748
Series 2004-5, Class A, (1 mo. LIBOR US + 0.900%), 2.77%, 10/25/34 (a)		666	672,809
Series 2005-16, Class 1AF, 5.00%, 05/25/36 (e)		4,752	4,661,374
Series 2006-11, Class 3AV2, (1 mo. LIBOR US + 0.160%), 2.03%, 09/25/46 (a)		325	319,190
Series 2006-17, Class 2A2, (1 mo. LIBOR US + 0.150%), 2.02%, 03/25/47 (a)		338	324,937
Series 2006-8, Class 2A3, (1 mo. LIBOR US + 0.160%), 2.03%, 01/25/46 (a)		878	870,469
Series 2006-S10, Class A3, (1 mo. LIBOR US + 0.320%), 2.19%, 10/25/36 (a)		8,196	7,745,866
Series 2006-S3, Class A4, 6.91%, 01/25/29 (c)		722	730,859
Series 2006-SPS1, Class A, (1 mo. LIBOR US + 0.220%), 2.09%, 12/25/25 (a)		237	261,004
Series 2007-S3, Class A3, (1 mo. LIBOR US + 0.380%), 2.25%, 05/25/37 (a)		3,018	2,749,146
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-MH29, Class B1, 8.10%, 09/25/31 (e)		1,750	1,874,609
Credit-Based Asset Servicing & Securitization LLC:
Series 2006-CB2, Class AF4, 3.46%, 12/25/36 (c)		523	438,470

Security		Par (000)	Value
Credit-Based Asset Servicing & Securitization LLC: (continued)
Series 2006-MH1, Class B1, 6.25%, 10/25/36 (b)(c)	USD	852	$861,137
Series 2006-SL1, Class A2, 5.56%, 09/25/36 (b)(c)		3,315	631,926
Series 2007-CB6, Class A4, (1 mo. LIBOR US + 0.340%), 2.21%, 07/25/37 (a)(b)		772	518,675
Series 2007-RP1, Class A, (1 mo. LIBOR US + 0.310%), 2.18%, 05/25/46 (a)(b)		736	649,255
CVC Cordatus Loan Fund VI DAC, Series 6X, Class SUB, 0.00%, 04/15/29 (e)	EUR	2,385	2,504,721
CVC Cordatus Loan Fund VII DAC, Series 7X, Class E, (3 mo. EURIBOR + 7.000%), 7.00%, 08/15/29 (a)		560	706,443
CVC Cordatus Loan Fund VIII DAC, Series 8X, Class E, (3 mo. EURIBOR + 5.700%), 5.70%, 04/23/30 (a)		300	378,473
CWABS Asset-Backed Certificates Trust:
Series 2005-16, Class 2AF3, 4.58%, 05/25/36 (e)	USD	1,145	1,116,688
Series 2005-17, Class 1AF4, 4.46%, 05/25/36 (c)		2,993	2,834,986
CWABS Revolving Home Equity Loan Trust, Series 2004-U, Class 2A, (1 mo. LIBOR US + 0.270%), 2.05%, 03/15/34 (a)		1,123	1,010,966
CWHEQ Home Equity Loan Trust:
Series 2006-S5, Class A4, 5.84%, 06/25/35		396	468,302
Series 2006-S5, Class A5, 6.16%, 06/25/35		611	668,166
Series 2007-S1, Class A3, 5.81%, 11/25/36 (e)		782	788,590
CWHEQ Revolving Home Equity Loan Resuritization Trust:
Series 2006-RES, Class 4Q1B, (1 mo. LIBOR US + 0.300%), 2.08%, 12/15/33 (a)(b)		1,196	1,108,238
Series 2006-RES, Class 5B1A, (1 mo. LIBOR US + 0.190%), 1.97%, 05/15/35 (a)(b)		706	673,182
Series 2006-RES, Class 5B1B, (1 mo. LIBOR US + 0.190%), 1.97%, 05/15/35 (a)(b)(d)		394	357,764
Series 2006-RES, Class 5F1A, (1 mo. LIBOR US + 0.240%), 2.02%, 12/15/35 (a)(b)		1,779	1,645,848
CWHEQ Revolving Home Equity Loan Trust:
Series 2005-B, Class 2A, (1 mo. LIBOR US + 0.180%), 1.96%, 05/15/35 (a)		978	909,349
Series 2006-H, Class 1A, (1 mo. LIBOR US + 0.150%), 1.93%, 11/15/36 (a)		2,612	2,120,670
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44 (b)		7,847	7,886,023
Deer Creek CLO Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.180%), 3.18%, 10/20/30 (a)(b)		1,000	1,005,375
DRSLF, Series 18-64A, Class A, 0.00%, 04/18/31 (b)(e)		4,408	4,408,000
Dryden 34 Senior Loan Fund, Series 2014-34A, Class AR, (3 mo. LIBOR US + 1.160%), 2.88%, 10/15/26 (a)(b)		1,250	1,252,087
Dryden 41 Senior Loan Fund, Series 2015-41A, Class AR, (3 mo. LIBOR US + 0.970%), 2.27%, 04/15/31 (a)(b)		2,250	2,249,970

32	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Dryden 46 Euro CLO BV, Series 2016-46X, Class E, (3 mo. EURIBOR + 5.750%), 5.75%, 01/15/30 (a)	EUR	364	$457,414
Dryden 53 CLO Ltd., Series 2017-53A, Class A, (3 mo. LIBOR US + 1.120%), 2.83%, 01/15/31 (a)(b)	USD	18,720	18,803,742
Dryden 56 Euro CLO BV, Series 2017-56X, Class E, (3 mo. EURIBOR + 4.720%), 4.72%, 01/15/32 (a)	EUR	585	712,029
Dryden XXV Senior Loan Fund:
Series 2012-25A, Class ARR, (3 mo. LIBOR US + 0.900%), 2.62%, 10/15/27 (a)(b)	USD	9,270	9,275,090
Series 2012-25A, Class CRR, (3 mo. LIBOR US + 1.850%), 3.57%, 10/15/27 (a)(b)		1,340	1,341,463
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1LR, (3 mo. LIBOR US + 1.200%), 3.04%, 08/15/30 (a)(b)		2,090	2,108,534
Euro-Galaxy V CLO BV, Series 2016-5X, Class E, (3 mo. EURIBOR + 6.300%), 6.30%, 11/10/30 (a)	EUR	400	505,125
First Franklin Mortgage Loan Trust:
Series 2004-FFH3, Class M3, (1 mo. LIBOR US + 1.050%), 2.92%, 10/25/34 (a)	USD	1,000	887,038
Series 2006-FF16, Class 2A3, (1 mo. LIBOR US + 0.140%), 2.01%, 12/25/36 (a)		14,691	9,004,572
Series 2006-FF17, Class A5, (1 mo. LIBOR US + 0.150%), 2.02%, 12/25/36 (a)		21,438	17,692,856
Series 2006-FF5, Class 2A3, (1 mo. LIBOR US + 0.160%), 2.03%, 04/25/36 (a)		1,164	1,100,889
Series 2006-FFH1, Class M2, (1 mo. LIBOR US + 0.400%), 2.27%, 01/25/36 (a)		3,428	2,077,606
Flatiron CLO Ltd., Series 2015-1A, Class AR, (3 mo. LIBOR US + 0.890%), 2.61%, 04/15/27 (a)(b)		2,750	2,753,555
Fremont Home Loan Trust, Series 2006-3, Class 1A1, (1 mo. LIBOR US + 0.140%), 2.01%, 02/25/37 (a)		7,976	6,359,175
Galaxy XV CLO Ltd., Series 2013-15A, Class AR, (3 mo. LIBOR US + 1.200%), 2.92%, 10/15/30 (a)(b)		1,350	1,355,461
Galaxy XVI CLO Ltd., Series 2013-16A, Class CR, (3 mo. LIBOR US + 2.250%), 4.10%, 11/16/25 (a)(b)		1,000	1,002,605
GCAT LLC, Series 2017-4, Class A1, 3.23%, 05/25/22 (b)(c)		2,312	2,295,785
GE-WMC Asset-Backed Pass-Through Certificates:
Series 2005-2, Class A2C, (1 mo. LIBOR US + 0.250%), 2.12%, 12/25/35 (a)		571	573,831
Series 2005-2, Class M1, (1 mo. LIBOR US + 0.440%), 2.31%, 12/25/35 (a)		5,217	3,101,276
GE-WMC Mortgage Securities Trust:
Series 2006-1, Class A2A, (1 mo. LIBOR US + 0.040%), 1.91%, 08/25/36 (a)		1,149	721,068
Series 2006-1, Class A2B, (1 mo. LIBOR US + 0.150%), 2.02%, 08/25/36 (a)		20,828	13,399,966
Series 2006-1, Class A2C, (1 mo. LIBOR US + 0.240%), 2.11%, 08/25/36 (a)		1,519	997,294
GLG Euro CLO IV DAC:
Series 4X, Class A1, (3 mo. EURIBOR + 0.700%), 0.70%, 05/15/31 (a)(d)	EUR	3,100	3,814,399

Security	Par (000)		Value
GLG Euro CLO IV DAC: (continued)
Series 4X, Class B1, (3 mo. EURIBOR + 1.050%), 1.05%, 05/15/31 (a)(d)	EUR	1,790	$2,202,508
Series 4X, Class E, (3 mo. EURIBOR + 4.270%), 4.27%, 05/15/31 (a)(d)		800	959,752
GMACM Home Equity Loan Trust, Series 2006-HE4, Class A2, (1 mo. LIBOR US + 0.180%), 2.05%, 12/25/36 (a)	USD	125	121,709
Goldentree Loan Opportunities XI Ltd., Series 2015-11A, Class AR2, (3 mo. LIBOR US + 1.070%), 2.80%, 01/19/31 (a)(b)		1,100	1,103,061
Greenpoint Manufactured Housing:
Series 1999-5, Class M1B, 8.29%, 12/15/29 (e)		870	933,130
Series 1999-5, Class M2, 9.23%, 12/15/29 (e)		1,228	1,007,532
Greystone Commercial Real Estate Notes Ltd., Series 2017-FL1A, Class A, (1 mo. LIBOR US + 1.550%), 3.33%, 03/15/27 (a)(b)(d)		1,010	1,009,899
Greywolf CLO IV Ltd., Series 2014-2A, Class BR, (3 mo. LIBOR US + 2.350%), 4.08%, 01/17/27 (a)(b)		930	930,926
GSAA Home Equity Trust:
Series 2006-5, Class 2A1, (1 mo. LIBOR US + 0.070%), 1.94%, 03/25/36 (a)		18	10,203
Series 2007-4, Class A3B, (1 mo. LIBOR US + 0.350%), 2.22%, 03/25/37 (a)		3,550	472,406
GSAA Trust, Series 2007-2, Class AF3, 5.92%, 03/25/37 (e)		551	226,157
GSAMP Trust:
Series 2006-FM2, Class A2B, (1 mo. LIBOR US + 0.120%), 1.99%, 09/25/36 (a)		2,858	1,375,814
Series 2007-H1, Class A1B, (1 mo. LIBOR US + 0.200%), 2.07%, 01/25/47 (a)		1,109	744,717
Series 2007-HS1, Class M6, (1 mo. LIBOR US + 2.250%), 4.12%, 02/25/47 (a)		1,300	1,335,610
GT Loan Financing I Ltd., Series 2013-1A, Class A, (3 mo. LIBOR US + 1.270%), 3.03%, 10/28/24 (a)(b)		2,526	2,527,215
Harvest CLO XVI DAC, Series 16X, Class E, (3 mo. EURIBOR + 6.400%), 6.40%, 10/15/29 (a)	EUR	480	600,789
Highbridge Loan Management Ltd.:
Series 5A-2015, Class C1R, (3 mo. LIBOR US + 2.100%), 3.86%, 01/29/26 (a)(b)	USD	1,920	1,923,029
Series 5A-2015, Class C2R, (3 mo. LIBOR US + 2.100%), 3.86%, 01/29/26 (a)(b)		750	751,183
Series 6A-2015, Class A1R, (3 mo. LIBOR US + 1.000%), 2.85%, 02/05/31 (a)(b)		7,500	7,517,791
Home Equity Asset Trust, Series 2007-1, Class 2A3, (1 mo. LIBOR US + 0.150%), 2.02%, 05/25/37 (a)		2,490	2,053,116
Home Equity Mortgage Loan Asset-Backed Trust:
Series 2004-A, Class M2, (1 mo. LIBOR US + 2.025%), 3.90%, 07/25/34 (a)		704	709,527
Series 2007-B, Class 2A3, (1 mo. LIBOR US + 0.200%), 2.07%, 07/25/37 (a)		3,582	2,364,304
Home Equity Mortgage Trust, Series 2006-2, Class 1A1, 5.87%, 07/25/36 (c)		2,850	1,094,724
Home Loan Mortgage Loan Trust, Series 2005-1, Class A3, (1 mo. LIBOR US + 0.720%), 2.50%, 04/15/36 (a)		1,480	1,359,078
Invitation Homes Trust:
Series 2015-SFR3, Class A, (1 mo. LIBOR US + 1.300%), 3.05%, 08/17/32 (a)(b)		8,954	8,959,887

CONSOLIDATED SCHEDULE OF INVESTMENTS	33

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Invitation Homes Trust: (continued)
Series 2015-SFR3, Class E, (1 mo. LIBOR US + 3.750%), 5.50%, 08/17/32 (a)(b)	USD	1,582	$1,586,886
Series 2018-SFR1, Class E, (1 mo. LIBOR US + 2.000%), 3.81%, 03/17/37 (a)(b)		1,710	1,731,915
Series 2018-SFR1, Class F, (1 mo. LIBOR US + 2.500%), 4.31%, 03/17/37 (a)(b)		1,330	1,345,857
Irwin Home Equity Loan Trust, Series 2006-3, Class 2A3, 6.03%, 09/25/37 (b)(c)		967	937,148
JPMorgan Mortgage Acquisition Trust:
Series 2006-CW1, Class M1, (1 mo. LIBOR US + 0.270%), 2.14%, 05/25/36 (a)		1,170	1,107,427
Series 2006-WF1, Class A3A, 5.83%, 07/25/36 (c)		794	405,589
Series 2006-WF1, Class A5, 6.41%, 07/25/36 (c)		1,083	552,552
Series 2006-WF1, Class A6, 6.00%, 07/25/36 (c)		796	406,202
Jubilee CDO VIII BV, Series VIII-X, Class SUB, (6 mo. EURIBOR + 5.000%), 4.73%, 01/15/24 (a)(d)	EUR	880	—
LCM 26 Ltd., Series 26A, Class A1, (3 mo. LIBOR US + 1.070%), 3.00%, 01/20/31 (a)(b)	USD	8,120	8,163,005
LCM XIV LP, Series 14A, Class A, (3 mo. LIBOR US + 1.150%), 2.87%, 07/15/25 (a)(b)		2,087	2,087,972
LCM XVIII LP:
Series 18A, Class B1, (3 mo. LIBOR US + 2.300%), 4.05%, 04/20/27 (a)(b)		2,400	2,402,647
Series 18A, Class C1, (3 mo. LIBOR US + 3.150%), 4.90%, 04/20/27 (a)(b)		500	500,708
LCM XXIV Ltd., Series 24A, Class A, (3 mo. LIBOR US + 1.310%), 3.06%, 03/20/30 (a)(b)		500	502,014
Lehman ABS Manufactured Housing Contract Trust:
Series 2001-B, Class M1, 6.63%, 04/15/40 (e)		4,790	5,090,666
Series 2002-A, Class C, 0.00%, 06/15/33		534	432,799
Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A1, (1 mo. LIBOR US + 0.090%), 1.96%, 06/25/37 (a)(b)		556	387,819
Lendmark Funding Trust, Series 2017-1A, Class A, 2.83%, 01/22/24 (b)		14,780	14,701,900
Litigation Fee Residual Funding LLC, Series 2015-1, Class A, 4.00%, 10/01/27 (b)(d)		4,946	4,925,912
Long Beach Mortgage Loan Trust:
Series 2006-1, Class 1A, (1 mo. LIBOR US + 0.220%), 2.09%, 02/25/36 (a)		3,323	3,218,350
Series 2006-10, Class 2A3, (1 mo. LIBOR US + 0.160%), 2.03%, 11/25/36 (a)		3,933	1,812,899
Series 2006-10, Class 2A4, (1 mo. LIBOR US + 0.220%), 2.09%, 11/25/36 (a)		2,337	1,087,137
Series 2006-2, Class 2A3, (1 mo. LIBOR US + 0.190%), 2.06%, 03/25/46 (a)		20,460	9,698,406
Series 2006-2, Class 2A4, (1 mo. LIBOR US + 0.290%), 2.16%, 03/25/46 (a)		9,445	4,547,834
Series 2006-3, Class 2A3, (1 mo. LIBOR US + 0.180%), 2.05%, 05/25/46 (a)		11,139	4,855,720
Series 2006-3, Class 2A4, (1 mo. LIBOR US + 0.270%), 2.14%, 05/25/46 (a)		1,068	472,921
Series 2006-4, Class 2A3, (1 mo. LIBOR US + 0.160%), 2.03%, 05/25/36 (a)		11,585	5,405,550
Series 2006-4, Class 2A4, (1 mo. LIBOR US + 0.260%), 2.13%, 05/25/36 (a)		8,680	4,129,476

Security	Par (000)		Value
Long Beach Mortgage Loan Trust: (continued)
Series 2006-5, Class 2A3, (1 mo. LIBOR US + 0.150%), 2.02%, 06/25/36 (a)	USD	1,793	$1,031,507
Series 2006-7, Class 2A3, (1 mo. LIBOR US + 0.160%), 2.03%, 08/25/36 (a)		6,325	3,550,256
Series 2006-8, Class 2A3, (1 mo. LIBOR US + 0.160%), 2.03%, 09/25/36 (a)		3,158	1,354,282
Series 2006-9, Class 2A2, (1 mo. LIBOR US + 0.110%), 1.98%, 10/25/36 (a)		1,677	740,182
Series 2006-9, Class 2A3, (1 mo. LIBOR US + 0.160%), 2.03%, 10/25/36 (a)		10,680	4,744,130
Series 2006-9, Class 2A4, (1 mo. LIBOR US + 0.230%), 2.10%, 10/25/36 (a)		1,689	756,759
Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class B2, (1 mo. LIBOR US + 3.250%), 5.12%, 03/25/32 (a)		1,510	1,546,747
Madison Park Funding XIV Ltd., Series 2014-14A, Class A2R, (3 mo. LIBOR US + 1.120%), 2.87%, 07/20/26 (a)(b)		26,018	26,041,455
Madison Park Funding XVIII Ltd., Series 2015-18A, Class A1R, (3 mo. LIBOR US + 1.190%), 2.94%, 10/21/30 (a)(b)		14,970	15,051,305
Madison Park Funding XXVI Ltd., Series 2017-26A, Class AR, (3 mo. LIBOR US + 1.200%), 2.96%, 07/29/30 (a)(b)		14,080	14,160,457
Marble Point CLO XI Ltd., Series 2017-2A, Class A, (3 mo. LIBOR US + 1.180%), 2.79%, 12/18/30 (a)(b)		2,500	2,512,209
MASTR Asset-Backed Securities Trust:
Series 2006-AM2, Class A4, (1 mo. LIBOR US + 0.260%), 2.13%, 06/25/36 (a)(b)		2,059	1,650,628
Series 2006-HE2, Class A3, (1 mo. LIBOR US + 0.150%), 2.02%, 06/25/36 (a)		6,394	3,705,461
Series 2007-HE1, Class A4, (1 mo. LIBOR US + 0.280%), 2.15%, 05/25/37 (a)		1,318	1,098,750
MASTR Specialized Loan Trust, Series 2006-3, Class A, (1 mo. LIBOR US + 0.260%), 2.13%, 06/25/46 (a)(b)		661	619,651
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2C, (1 mo. LIBOR US + 0.240%), 2.11%, 05/25/37 (a)		2,251	1,562,167
Merrill Lynch Mortgage Investors Trust:
Series 2006-OPT1, Class M1, (1 mo. LIBOR US + 0.260%), 2.13%, 08/25/37 (a)		510	104,457
Series 2006-RM3, Class A2B, (1 mo. LIBOR US + 0.090%), 1.96%, 06/25/37 (a)		982	319,501
Morgan Stanley ABS Capital I, Inc. Trust:
Series 2005-HE1, Class A2MZ, (1 mo. LIBOR US + 0.600%), 2.47%, 12/25/34 (a)		820	799,351
Series 2005-HE5, Class M4, (1 mo. LIBOR US + 0.870%), 2.74%, 09/25/35 (a)		4,409	1,998,939
Series 2007-NC1, Class A1, (1 mo. LIBOR US + 0.130%), 2.00%, 11/25/36 (a)		14,499	9,254,105
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A2, (1 mo. LIBOR US + 0.110%), 1.98%, 11/25/36 (a)		1,208	616,599
Morgan Stanley Mortgage Loan Trust, Series 2007-9SL, Class A, (1 mo. LIBOR US + 0.320%), 2.19%, 07/25/37 (a)		1,614	1,454,651

34	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Mountain Hawk I CLO Ltd., Series 2013-1A, Class B1, (3 mo. LIBOR US + 2.180%), 3.93%, 01/20/24 (a)(b)	USD	3,020	$3,024,378
Mountain Hawk II CLO Ltd., Series 2013-2A, Class A1, (3 mo. LIBOR US + 1.160%), 2.91%, 07/22/24 (a)(b)		1,257	1,257,891
MP CLO III Ltd., Series 2013-1A, Class AR, (3 mo. LIBOR US + 1.250%), 3.00%, 10/20/30 (a)(b)		2,820	2,833,517
MP CLO VIII Ltd., Series 2015-2A, Class B, (3 mo. LIBOR US + 2.250%), 4.01%, 10/28/27 (a)(b)		3,250	3,255,489
Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV3, (1 mo. LIBOR US + 0.180%), 2.05%, 06/25/37 (a)		387	384,590
Navient Private Education Loan Trust:
Series 2014-AA, Class B, 3.50%, 08/15/44 (b)		6,000	5,741,420
Series 2014-CTA, Class B, (1 mo. LIBOR US + 1.750%), 3.53%, 10/17/44 (a)(b)		8,550	8,682,736
Series 2016-AA, Class B, 3.50%, 12/16/58 (b)(e)		2,040	2,005,016
Neuberger Berman CLO XVI-S Ltd., Series 2017-16SA, Class A, (3 mo. LIBOR US + 0.850%), 2.57%, 01/15/28 (a)(b)		1,200	1,199,792
Neuberger Berman Loan Advisers CLO 26 Ltd., Series 2017-26A, Class A, (3 mo. LIBOR US + 1.170%), 2.56%, 10/18/30 (a)(b)		3,350	3,362,591
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-S5, Class A1, (1 mo. LIBOR US + 0.400%), 2.27%, 10/25/36 (a)(b)		410	367,384
Northwoods Capital XVII Ltd., Series 2018-17A, Class A, (3 mo. LIBOR US + 1.060%), 3.31%, 04/22/31 (a)(b)(d)		10,850	10,850,000
Oak Hill Credit Partners IX Ltd., Series 2013-9A, Class DR, (3 mo. LIBOR US + 1.010%), 2.76%, 10/20/25 (a)(b)		514	514,636
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class A, (3 mo. LIBOR US + 1.120%), 2.87%, 04/20/25 (a)(b)		3,096	3,101,024
Oaktree CLO Ltd., Series 2015-1A, Class A1R, (3 mo. LIBOR US + 0.870%), 2.62%, 10/20/27 (a)(b)		500	499,396
Oakwood Mortgage Investors, Inc.:
Series 2001-D, Class A2, 5.26%, 01/15/19 (e)		878	687,047
Series 2001-D, Class A4, 6.93%, 09/15/31 (e)		559	494,340
Series 2002-B, Class M1, 7.62%, 06/15/32 (e)		4,530	3,778,888
OCP CLO Ltd.:
Series 2014-5A, Class A1R, (3 mo. LIBOR US + 1.080%), 2.84%, 04/26/31 (a)(b)		1,460	1,465,307
Series 2015-10A, Class A1R, (3 mo. LIBOR US + 0.820%), 2.57%, 10/26/27 (a)(b)		820	819,729
Series 2015-10A, Class BR, (3 mo. LIBOR US + 1.850%), 3.60%, 10/26/27 (a)(b)		1,120	1,121,179
Series 2015-8A, Class A1R, (3 mo. LIBOR US + 0.850%), 2.58%, 04/17/27 (a)(b)		5,725	5,725,810
Series 2016-12A, Class A1, (3 mo. LIBOR US + 1.570%), 3.30%, 10/18/28 (a)(b)		1,350	1,359,005
Series 2017-13A, Class A1A, (3 mo. LIBOR US + 1.260%), 2.98%, 07/15/30 (a)(b)		9,170	9,269,668
Series 2017-14A, Class B, (3 mo. LIBOR US + 1.950%), 3.49%, 11/20/30 (a)(b)		500	499,785

Security		Par (000)	Value
OCP Euro CLO DAC:
Series 2017-2X, Class A, (3 mo. EURIBOR + 0.820%), 0.82%, 01/15/32 (a)	EUR	600	$740,467
Series 2017-2X, Class B, (3 mo. EURIBOR + 1.350%), 1.35%, 01/15/32 (a)		750	929,756
Series 2017-2X, Class E, (3 mo. EURIBOR + 5.000%), 5.00%, 01/15/32 (a)		447	546,755
Series 2017-2X, Class F, (3 mo. EURIBOR + 6.400%), 6.40%, 01/15/32 (a)		300	364,459
OCP Euro DAC, Series 2017-1X, Class E, (3 mo. EURIBOR + 5.350%), 5.35%, 06/18/30 (a)		200	247,524
Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A1A, (3 mo. LIBOR US + 0.960%), 0.00%, 04/16/31 (a)(b)	USD	7,300	7,300,000
Octagon Investment Partners 24 Ltd.:
Series 2015-1A, Class A1R, (3 mo. LIBOR US + 0.900%), 2.79%, 05/21/27 (a)(b)		13,710	13,716,294
Series 2015-1A, Class A2AR, (3 mo. LIBOR US + 1.350%), 3.24%, 05/21/27 (a)(b)		9,100	9,114,748
Octagon Investment Partners 33 Ltd., Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.190%), 2.59%, 01/20/31 (a)(b)		1,310	1,313,268
Octagon Investment Partners XIX Ltd., Series 2014-1A, Class AR, (3 mo. LIBOR US + 1.100%), 2.82%, 04/15/26 (a)(b)		3,100	3,100,943
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class A, (3 mo. LIBOR US + 1.120%), 2.85%, 07/17/25 (a)(b)		4,039	4,041,431
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A1R2, (3 mo. LIBOR US + 1.000%), 0.00%, 01/25/31 (a)(b)		7,240	7,246,462
OFSI Fund VI Ltd., Series 2014-6A, Class A2R, (3 mo. LIBOR US + 1.130%), 2.86%, 03/20/25 (a)(b)		11,430	11,411,409
OHA Loan Funding Ltd., Series 2013-2A, Class A, (3 mo. LIBOR US + 1.270%), 2.73%, 08/23/24 (a)(b)		4,372	4,375,193
OneMain Financial Issuance Trust:
Series 2014-2A, Class B, 3.02%, 09/18/24 (b)		1,053	1,053,356
Series 2014-2A, Class D, 5.31%, 09/18/24 (b)		1,885	1,892,309
Series 2015-1A, Class C, 5.12%, 03/18/26 (b)		1,536	1,549,777
Series 2015-2A, Class C, 4.32%, 07/18/25 (b)		4,830	4,822,651
Series 2016-2A, Class A, 4.10%, 03/20/28 (b)		3,090	3,111,986
Option One Mortgage Acceptance Corp. Asset-Backed Certificates, Series 2003-4, Class A2, (1 mo. LIBOR US + 0.640%), 2.51%, 07/25/33 (a)		1,037	1,026,583
Option One Mortgage Loan Trust:
Series 2006-3, Class 1A1, (1 mo. LIBOR US + 0.140%), 2.01%, 02/25/37 (a)		1,460	1,098,689
Series 2007-CP1, Class 2A3, (1 mo. LIBOR US + 0.210%), 2.08%, 03/25/37 (a)		2,360	1,648,575
Series 2007-FXD1, Class 2A1, 5.87%, 01/25/37 (c)		9,055	8,536,028
Series 2007-FXD2, Class 1A1, 5.82%, 03/25/37 (c)		14,351	14,145,927
Origen Manufactured Housing Contract Trust:
Series 2001-A, Class M1, 7.82%, 03/15/32 (e)		1,544	1,520,553

CONSOLIDATED SCHEDULE OF INVESTMENTS	35

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Origen Manufactured Housing Contract Trust: (continued)
Series 2007-B, Class A1, (1 mo. LIBOR US + 1.200%), 2.98%, 10/15/37 (a)(b)	USD	2,991	$2,955,269
Ownit Mortgage Loan Trust Series, Series 2006-2, Class A2C, 6.00%, 01/25/37 (c)		1,990	1,842,040
OZLM Funding II Ltd., Series 2012-2A, Class A1R, (3 mo. LIBOR US + 1.440%), 3.21%, 10/30/27 (a)(b)		19,348	19,351,148
OZLM Funding IV Ltd.:
Series 2013-4A, Class A1R, (3 mo. LIBOR US + 1.250%), 3.00%, 10/22/30 (a)(b)		13,035	13,102,089
Series 2013-4A, Class A2R, (3 mo. LIBOR US + 1.700%), 3.45%, 10/22/30 (a)(b)		2,120	2,132,331
OZLM IX Ltd., Series 2014-9A, Class CR, (3 mo. LIBOR US + 3.550%), 5.30%, 01/20/27 (a)(b)		4,360	4,369,000
OZLM VI Ltd., Series 2014-6A, Class BR, (3 mo. LIBOR US + 2.700%), 4.43%, 04/17/26 (a)(b)		2,360	2,359,970
OZLM VII Ltd.:
Series 2014-7A, Class A1BR, (3 mo. LIBOR US + 1.150%), 2.88%, 07/17/26 (a)(b)		250	250,875
Series 2014-7A, Class B1R, (3 mo. LIBOR US + 2.250%), 3.98%, 07/17/26 (a)(b)		1,400	1,401,151
OZLM VIII Ltd.:
Series 2014-8A, Class A1AR, (3 mo. LIBOR US + 1.130%), 2.86%, 10/17/26 (a)(b)		3,370	3,375,939
Series 2014-8A, Class BR, (3 mo. LIBOR US + 2.250%), 3.98%, 10/17/26 (a)(b)		1,160	1,160,953
OZLM XI Ltd., Series 2015-11A, Class A1R, (3 mo. LIBOR US + 1.250%), 3.02%, 10/30/30 (a)(b)		9,443	9,498,584
OZLM XII Ltd., Series 2015-12A, Class A1, (3 mo. LIBOR US + 1.450%), 3.22%, 04/30/27 (a)(b)		570	570,068
OZLM XIV Ltd., Series 2015-14A, Class B1, (3 mo. LIBOR US + 3.150%), 4.87%, 01/15/29 (a)(b)		1,710	1,711,426
OZLM XIX Ltd., Series 2017-19A, Class A1, (3 mo. LIBOR US + 1.220%), 2.59%, 11/22/30 (a)(b)		2,160	2,174,816
OZLM XV Ltd.:
Series 2016-15A, Class A1, (3 mo. LIBOR US + 1.490%), 3.24%, 01/20/29 (a)(b)		4,740	4,765,729
Series 2016-15A, Class A2A, (3 mo. LIBOR US + 2.100%), 3.85%, 01/20/29 (a)(b)		1,940	1,951,427
OZLM XXI Ltd., Series 2017-21A, Class B, (3 mo. LIBOR US + 1.900%), 3.65%, 01/20/31 (a)(b)		930	930,805
OZLME BV, Series 1X, Class E, (3 mo. EURIBOR + 6.450%), 6.45%, 01/18/30 (a)	EUR	475	599,565
OZLME II DAC, Series 2X, Class E, (3 mo. EURIBOR + 4.900%), 4.90%, 10/15/30 (a)		422	518,722
OZLME III DAC:
Series 3X, Class A1, (3 mo. EURIBOR + 0.750%), 0.75%, 08/24/30 (a)		2,300	2,843,838
Series 3X, Class E, (3 mo. EURIBOR + 4.800%), 4.80%, 08/24/30 (a)		900	1,119,679
Series 3X, Class SUB, 0.00%, 08/24/30 (e)		1,500	1,673,566
Palmer Square CLO Ltd.:
Series 2013-2A, Class A1AR, (3 mo. LIBOR US + 1.220%), 2.95%, 10/17/27 (a)(b)	USD	2,280	2,285,216

Security	Par (000)		Value
Palmer Square CLO Ltd.: (continued)
Series 2013-2A, Class BR, (3 mo. LIBOR US + 2.250%), 3.98%, 10/17/27 (a)(b)	USD	890	$892,888
Series 2014-1A, Class A1R2, (3 mo. LIBOR US + 1.130%), 2.86%, 01/17/31 (a)(b)		4,548	4,575,052
Series 2018-1A, Class A1, (3 mo. LIBOR US + 1.030%), 3.21%, 04/18/31 (a)(b)(d)		3,360	3,361,680
Palmer Square Loan Funding Ltd.:
Series 2017-1A, Class A1, (3 mo. LIBOR US + 0.740%), 2.46%, 10/15/25 (a)(b)		10,769	10,768,780
Series 2017-1A, Class A2, (3 mo. LIBOR US + 1.300%), 3.02%, 10/15/25 (a)(b)		6,400	6,410,587
Parallel Ltd.:
Series 2015-1A, Class AR, (3 mo. LIBOR US + 0.850%), 2.60%, 07/20/27 (a)(b)		3,990	3,992,426
Series 2015-1A, Class C1R, (3 mo. LIBOR US + 1.750%), 3.50%, 07/20/27 (a)(b)		1,150	1,150,849
Park Avenue Institutional Advisers CLO Ltd.:
Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.220%), 2.63%, 11/14/29 (a)(b)		6,970	6,995,305
Series 2017-1A, Class A2, (3 mo. LIBOR US + 1.700%), 3.11%, 11/14/29 (a)(b)		2,940	2,951,248
Preston Ridge Partners Mortgage LLC, Series 2017-1A, Class A1, 4.25%, 01/25/22 (b)(c)		484	483,796
Pretium Mortgage Credit Partners I LLC, Series 2017-NPL2, Class A1, 3.25%, 03/28/57 (b)(c)		4,161	4,136,361
Progress Residential Trust:
Series 2015-SFR2, Class A, 2.74%, 06/12/32 (b)		1,721	1,705,966
Series 2015-SFR3, Class F, 6.64%, 11/12/32 (b)		500	526,281
Series 2016-SFR1, Class A, (1 mo. LIBOR US + 1.500%), 3.31%, 09/17/33 (a)(b)		4,306	4,334,342
Series 2016-SFR1, Class E, (1 mo. LIBOR US + 3.850%), 5.66%, 09/17/33 (a)(b)		2,940	2,982,187
Series 2016-SFR2, Class E, (1 mo. LIBOR US + 3.550%), 5.36%, 01/17/34 (a)(b)		1,590	1,628,559
Series 2017-SFR1, Class A, 2.77%, 08/17/34 (b)		2,644	2,607,311
Series 2017-SFR1, Class D, 3.57%, 08/17/22 (b)		330	325,515
Series 2017-SFR1, Class E, 4.26%, 08/17/22 (b)		500	501,109
Series 2018-SFR1, Class E, 4.38%, 03/17/35 (b)		800	802,464
Series 2018-SFR1, Class F, 4.78%, 03/17/35 (b)		380	381,340
Race Point IX CLO Ltd., Series 2015-9A, Class A1AR, (3 mo. LIBOR US + 1.210%), 2.93%, 10/15/30 (a)(b)		3,730	3,751,060
Race Point X CLO Ltd., Series 2016-10A, Class A, (3 mo. LIBOR US + 1.600%), 3.35%, 07/25/28 (a)(b)		5,550	5,565,099
RAMP Series Trust, Series 2007-RS1, Class A3, (1 mo. LIBOR US + 0.170%), 2.04%, 02/25/37 (a)		2,277	1,255,876
RAMP Trust, Series 2006-RS6, Class A4, (1 mo. LIBOR US + 0.270%), 2.14%, 11/25/36 (a)		6,881	5,767,825
RCO Mortgage LLC, Series 2015-NQM1, Class A, (1 mo. LIBOR US + 3.500%), 5.37%, 11/25/45 (a)(b)		122	122,287

36	2018 BLACKROCK SEMI - ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Rockford Tower CLO Ltd.:
Series 2017-1A, Class A, (3 mo. LIBOR US + 1.370%), 3.09%, 04/15/29 (a)(b)	USD	9,130	$9,179,227
Series 2017-1A, Class B, (3 mo. LIBOR US + 1.800%), 3.52%, 04/15/29 (a)(b)		3,870	3,888,358
Series 2017-2A, Class B, (3 mo. LIBOR US + 1.750%), 3.47%, 10/15/29 (a)(b)		6,049	6,091,918
Series 2017-2A, Class C, (3 mo. LIBOR US + 2.300%), 4.02%, 10/15/29 (a)(b)		940	947,404
Series 2017-3A, Class A, (3 mo. LIBOR US + 1.190%), 2.86%, 10/20/30 (a)(b)		8,220	8,230,734
Romark WM-R Ltd., Series 2018-1A, Class A1, (3 mo. LIBOR US + 1.030%), 0.00%, 04/20/31 (a)(b)		2,910	2,910,000
RR 3 Ltd., Series 2018-3A, Class A1R2, (3 mo. LIBOR US + 1.090%), 2.80%, 01/15/30 (a)(b)		13,785	13,836,993
SACO I Trust, Series 2006-9, Class A1, (1 mo. LIBOR US + 0.300%), 2.17%, 08/25/36 (a)		659	631,773
Saxon Asset Securities Trust, Series 2007-1, Class M1, (1 mo. LIBOR US + 0.290%), 2.16%, 01/25/47 (a)		1,814	1,063,794
Securitized Asset Backed Receivables LLC Trust:
Series 2006-WM4, Class A2A, (1 mo. LIBOR US + 0.080%), 1.95%, 11/25/36 (a)		1,475	627,006
Series 2006-WM4, Class A2C, (1 mo. LIBOR US + 0.160%), 2.03%, 11/25/36 (a)		4,420	1,899,765
Securitized Asset-Backed Receivables LLC Trust, Series 2006-WM4, Class A1, (1 mo. LIBOR US + 0.190%), 2.06%, 11/25/36 (a)(b)		3,123	1,939,211
Security National Mortgage Loan Trust, Series 2007-1A, Class 2A, (1 mo. LIBOR US + 0.350%), 2.22%, 04/25/37 (a)(b)		1,147	1,105,000
SG Mortgage Securities Trust, Series 2006-FRE2, Class A2C, (1 mo. LIBOR US + 0.160%), 2.03%, 07/25/36 (a)		1,010	355,593
Shackleton CLO Ltd.:
Series 2013-3A, Class AR, (3 mo. LIBOR US + 1.120%), 2.84%, 07/15/30 (a)(b)		3,690	3,706,312
Series 2014-5A, Class AR, (3 mo. LIBOR US + 1.140%), 2.93%, 05/07/26 (a)(b)		14,446	14,465,654
Silver Creek CLO Ltd.:
Series 2014-1A, Class AR, (3 mo. LIBOR US + 1.240%), 2.99%, 07/20/30 (a)(b)		3,920	3,938,855
Series 2014-1A, Class CR, (3 mo. LIBOR US + 2.300%), 4.05%, 07/20/30 (a)(b)		500	503,658
SLC Private Student Loan Trust, Series 2006-A, Class C, (3 mo. LIBOR US + 0.450%), 2.17%, 07/15/36 (a)		2,010	1,925,222
SLM Private Credit Student Loan Trust:
Series 2004-A, Class A3, (3 mo. LIBOR US + 0.400%), 2.53%, 06/15/33 (a)		3,017	2,963,435
Series 2004-B, Class A3, (3 mo. LIBOR US + 0.330%), 2.46%, 03/15/24 (a)		14,382	14,331,917
Series 2006-B, Class A5, (3 mo. LIBOR US + 0.270%), 2.40%, 12/15/39 (a)		718	707,371
SLM Private Education Loan Trust:
Series 2013-A, Class B, 2.50%, 03/15/47 (b)		620	613,993
Series 2013-B, Class B, 3.00%, 05/16/44 (b)		2,095	2,081,274
Series 2013-C, Class A2B, (1 mo. LIBOR US + 1.400%), 3.18%, 10/15/31 (a)(b)		278	280,149
SMB Private Education Loan Trust, Series 2015-B, Class B, 3.50%, 12/17/40 (b)		2,480	2,471,580

Security	Par (000)		Value
Sound Point CLO II Ltd., Series 2013-1A, Class A1R, (3 mo. LIBOR US + 1.070%), 2.82%, 01/26/31 (a)(b)	USD	500	$499,721
Sound Point CLO IV Ltd., Series 2013-3A, Class CR, (3 mo. LIBOR US + 2.250%), 4.00%, 01/21/26 (a)(b)		1,480	1,482,208
Sound Point CLO V Ltd., Series 2014-1A, Class CR, (3 mo. LIBOR US + 2.400%), 4.13%, 04/18/26 (a)(b)		937	937,963
Sound Point CLO VII Ltd., Series 2014-3A, Class AR, (3 mo. LIBOR US + 1.300%), 3.04%, 01/23/27 (a)(b)		6,225	6,227,321
Sound Point CLO XI Ltd., Series 2016-1A, Class A, (3 mo. LIBOR US + 1.650%), 3.40%, 07/20/28 (a)(b)		5,730	5,753,763
Sound Point CLO XII Ltd., Series 2016-2A, Class A, (3 mo. LIBOR US + 1.660%), 3.41%, 10/20/28 (a)(b)		3,010	3,025,404
Sound Point CLO XIV Ltd.:
Series 2016-3A, Class A, (3 mo. LIBOR US + 1.530%), 3.27%, 01/23/29 (a)(b)		7,330	7,372,202
Series 2016-3A, Class C, (3 mo. LIBOR US + 2.650%), 4.39%, 01/23/29 (a)(b)		1,000	1,007,010
Sound Point CLO XV Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.390%), 3.13%, 01/23/29 (a)(b)		1,240	1,247,392
Sound Point CLO XVIII Ltd.:
Series 2017-4A, Class A1, (3 mo. LIBOR US + 1.120%), 2.86%, 01/20/31 (a)(b)		4,020	4,035,988
Series 2017-4A, Class B, (3 mo. LIBOR US + 1.800%), 3.54%, 01/20/31 (a)(b)		500	497,954
Soundview Home Loan Trust, Series 2004-WMC1, Class M2, (1 mo. LIBOR US + 0.795%), 2.67%, 01/25/35 (a)		99	94,772
SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.05%, 04/25/29 (b)		9,143	9,129,547
Springleaf Funding Trust, Series 2015-AA, Class B, 3.62%, 11/15/24 (b)		3,952	3,945,730
St. Paul’s CLO VI DAC, Series 6X, Class D, (3 mo. EURIBOR + 6.500%), 6.50%, 07/22/29 (a)	EUR	680	848,155
Stanwich Mortgage Loan Co. LLC:
Series 2016-NPL2, Class NOTE, 3.72%, 08/16/46 (b)(c)(d)	USD	3,271	3,272,864
Series 2017-NPB1, Class A1, 3.60%, 05/17/22 (b)(c)(d)		15,454	15,454,217
Steele Creek CLO Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.250%), 2.88%, 01/15/30 (a)(b)		4,140	4,134,071
Stewart Park CLO Ltd., Series 2015-1A, Class CR, (3 mo. LIBOR US + 1.800%), 3.52%, 01/15/30 (a)(b)		1,630	1,630,055
Structured Asset Securities Corp. Assistance Loan Trust, Series 2003-AL2, Class A, 3.36%, 01/25/31 (b)		442	436,399
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-23XS, Class 2A1, (1 mo. LIBOR US + 0.300%), 2.17%, 01/25/35 (a)		715	699,194
Symphony CLO VIII LP, Series 2012-8A, Class CR, (3 mo. LIBOR US + 3.050%), 4.75%, 01/09/23 (a)(b)		750	751,142
Symphony CLO XII Ltd., Series 2013-12A, Class AR, (3 mo. LIBOR US + 1.030%), 2.75%, 10/15/25 (a)(b)		2,978	2,982,386

CONSOLIDATED SCHEDULE OF INVESTMENTS	37

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
TCI-Flatiron CLO Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.200%), 2.83%, 11/17/30 (a)(b)	USD	3,290	$3,305,152
TIAA CLO II Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.280%), 3.03%, 04/20/29 (a)(b)		2,340	2,349,677
TIAA CLO III Ltd., Series 2017-2A, Class A, (3 mo. LIBOR US + 1.150%), 2.63%, 01/16/31 (a)(b)		5,840	5,858,711
TICP CLO I Ltd., Series 2015-1A, Class AR, (3 mo. LIBOR US + 0.800%), 2.55%, 07/20/27 (a)(b)		1,000	1,000,134
TICP CLO III Ltd., Series 2014-3A, Class AR, (3 mo. LIBOR US + 1.180%), 2.93%, 01/20/27 (a)(b)		4,474	4,476,830
Treman Park CLO Ltd., Series 2015-1A, Class AR, (3 mo. LIBOR US + 1.370%), 3.12%, 04/20/27 (a)(b)		3,200	3,201,319
Velocity Commercial Capital Loan Trust:
Series 2016-1, Class M4, 7.78%, 04/25/46 (b)(d)(e)		370	430,927
Series 2017-1, Class AFL, (1 mo. LIBOR US + 1.250%), 3.12%, 05/25/47 (a)(b)		3,694	3,715,807
Series 2017-1, Class M1, 3.55%, 05/25/47 (b)(e)		420	412,016
Series 2017-1, Class M2, 4.45%, 05/25/47 (b)(e)		410	409,436
Series 2017-1, Class M3, 5.35%, 05/25/47 (b)(e)		410	417,249
Series 2017-2, Class M3, 4.24%, 11/25/47 (b)(e)		805	795,423
Series 2017-2, Class M4, 5.00%, 11/25/47 (b)(e)		482	474,519
Venture XIX CLO Ltd.:
Series 2014-19A, Class AR, (3 mo. LIBOR US + 1.370%), 3.09%, 01/15/27 (a)(b)		1,020	1,019,471
Series 2014-19A, Class BR, (3 mo. LIBOR US + 2.000%), 3.72%, 01/15/27 (a)(b)		1,800	1,802,362
Venture XVII CLO Ltd., Series 2014-17A, Class B2R, (3 mo. LIBOR US + 1.600%), 3.32%, 07/15/26 (a)(b)		1,970	1,971,536
Venture XVIII CLO Ltd., Series 2014-18A, Class AR, (3 mo. LIBOR US + 1.220%), 2.94%, 10/15/29 (a)(b)		9,820	9,863,355
Vibrant CLO III Ltd.:
Series 2015-3A, Class A1R, (3 mo. LIBOR US + 1.480%), 3.23%, 04/20/26 (a)(b)		1,390	1,391,543
Series 2015-3A, Class A2R, (3 mo. LIBOR US + 2.050%), 3.80%, 04/20/26 (a)(b)		710	710,714
Vibrant CLO V Ltd., Series 2016-5A, Class A, (3 mo. LIBOR US + 1.550%), 3.30%, 01/20/29 (a)(b)		2,480	2,501,614
Voya CLO Ltd.:
Series 2013-2A, Class A1R, (3 mo. LIBOR US + 0.970%), 3.31%, 04/25/31 (a)(b)		1,815	1,815,000
Series 2013-3A, Class A1R, (3 mo. LIBOR US + 1.050%), 2.78%, 01/18/26 (a)(b)		7,925	7,938,656
Series 2013-3A, Class A2R, (3 mo. LIBOR US + 1.500%), 3.23%, 01/18/26 (a)(b)		3,145	3,144,638
Series 2014-3A, Class A1R, (3 mo. LIBOR US + 0.720%), 2.47%, 07/25/26 (a)(b)		2,480	2,479,462
Series 2014-4A, Class A1R, (3 mo. LIBOR US + 0.950%), 2.67%, 10/14/26 (a)(b)		4,740	4,738,874
Series 2014-4A, Class BR, (3 mo. LIBOR US + 2.000%), 3.72%, 10/14/26 (a)(b)		1,360	1,360,813

Security	Par (000)		Value
Voya CLO Ltd.: (continued)
Series 2017-4A, Class A1, (3 mo. LIBOR US + 1.130%), 2.51%, 10/15/30 (a)(b)	USD	6,640	$6,678,207
Voya Euro CLO I DAC, Series 1X, Class SUB, 0.00%, 10/15/30 (e)	EUR	844	1,007,346
Wachovia Asset Securitization Issuance II LLC Trust, Series 2007-HE2A, Class A, (1 mo. LIBOR US + 0.130%), 2.00%, 07/25/37 (a)(b)		2,289	2,123,693
WaMu Asset-Backed Certificates Trust:
Series 2007-HE2, Class 2A3, (1 mo. LIBOR US + 0.250%), 2.12%, 04/25/37 (a)		10,405	5,737,294
Series 2007-HE2, Class 2A4, (1 mo. LIBOR US + 0.360%), 2.23%, 04/25/37 (a)		1,118	623,154
Washington Mutual Asset-Backed Certificates Trust:
Series 2006-HE4, Class 2A2, (1 mo. LIBOR US + 0.180%), 2.05%, 09/25/36 (a)		5,604	2,815,012
Series 2006-HE5, Class 1A, (1 mo. LIBOR US + 0.155%), 2.03%, 10/25/36 (a)		2,348	1,946,782
Series 2007-HE2, Class 2A2, (1 mo. LIBOR US + 0.220%), 2.09%, 02/25/37 (a)		5,801	2,529,511
Wellfleet CLO Ltd.:
Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.320%), 3.07%, 04/20/29 (a)(b)		2,160	2,170,781
Series 2017-3A, Class A1, (3 mo. LIBOR US + 1.150%), 2.88%, 01/17/31 (a)(b)		4,410	4,426,858
Series 2017-3A, Class B, (3 mo. LIBOR US + 1.950%), 3.68%, 01/17/31 (a)(b)		750	749,938
West CLO Ltd., Series 2013-1A, Class A1AR, (3 mo. LIBOR US + 1.160%), 2.95%, 11/07/25 (a)(b)		9,965	9,966,481
World Financial Network Credit Card Master Trust:
Series 2012-C, Class B, 3.57%, 08/15/22		3,000	3,015,297
Series 2012-C, Class C, 4.55%, 08/15/22		5,030	5,069,699
Series 2012-D, Class B, 3.34%, 04/17/23		3,551	3,556,834
WVUE, Series 2015-1A, Class A, 7.50%, 09/25/20 (b)(c)		461	463,407
Yale Mortgage Loan Trust, Series 2007-1, Class A, (1 mo. LIBOR US + 0.400%), 2.27%, 06/25/37 (a)(b)		2,734	1,215,228
York CLO 1 Ltd., Series 2014-1A, Class CR, (3 mo. LIBOR US + 2.350%), 4.10%, 01/22/27 (a)(b)		500	500,623
York CLO-2 Ltd., Series 2015-1A, Class AR, (3 mo. LIBOR US + 1.150%), 2.61%, 01/22/31 (a)(b)		2,200	2,211,047
York CLO-3 Ltd., Series 2016-1A, Class BR, (3 mo. LIBOR US + 1.750%), 3.50%, 10/20/29 (a)(b)		2,480	2,492,645

Total Asset-Backed Securities — 12.8% (Cost: $1,631,892,107)			1,633,162,293

38	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Shares	Value
Common Stocks — 0.2%

Diversified Financial Services — 0.1%
Concrete Investment I SCA (d)(f)(g)		22,592	$389,177
Concrete Investment II SCA (d)(f)(g)		12,471	—
Leisure Acquisition Corp. (f)		52,528	518,451
Sentinel Energy Services, Inc. (f)		614,627	6,097,100

			7,004,728
Diversified Telecommunication Services — 0.0%
Telecom Italia SpA (f)		786,112	746,409

Energy Equipment & Services — 0.0%
FTS International, Inc. (f)		220,184	4,049,184
Liberty Oilfield Services, Inc., Class A (f)(h)		113,636	1,919,312
Vantage Drilling, Co. (f)		311,000	1,244

			5,969,740
Hotels, Restaurants & Leisure — 0.0%
Caesars Entertainment Corp. (f)		192,091	2,161,024
Scientific Games Corp. (f)		13,411	557,898

			2,718,922
Household Durables — 0.0%
DR Horton, Inc.		28,973	1,270,176
William Lyon Homes, Class A (f)		31,036	853,180

			2,123,356
Media — 0.0%
Altice USA, Inc., Class A (f)(h)		174,828	3,230,821

Metals & Mining — 0.0%
Northern Graphite Corp. (f)		99,612	28,221

Oil, Gas & Consumable Fuels — 0.1%
Bumi Resources Tbk PT (f)		16,623,092	347,568
Cheniere Energy Partners LP		55,838	1,624,886
Energen Corp. (f)		25,637	1,611,542
Sunoco LP		178,979	4,565,754

			8,149,750
Real Estate Management & Development — 0.0%
Aroundtown SA		127,754	989,664

Semiconductors & Semiconductor Equipment — 0.0%
NXP Semiconductors NV (f)		5,134	600,678

Specialty Retail — 0.0%
SMCP SAS (f)		10,979	266,805

Total Common Stocks — 0.2% (Cost: $33,955,695)			31,829,094

	Par (000)
Corporate Bonds — 29.4%
Aerospace & Defense — 0.4%
BAE Systems Holdings, Inc.:
2.85%, 12/15/20 (b)	USD	1,372	1,359,017
4.75%, 10/07/44 (b)		259	278,537
Lockheed Martin Corp.:
3.55%, 01/15/26		1,596	1,582,685
3.60%, 03/01/35		4,194	4,007,394
4.50%, 05/15/36		632	670,510
4.07%, 12/15/42		2,100	2,073,116
4.09%, 09/15/52		2,073	2,010,352
Meccanica Holdings USA, Inc., 6.25%, 01/15/40 (b)		117	129,285
Northrop Grumman Corp.:
2.93%, 01/15/25		10,230	9,808,840
3.25%, 01/15/28		15,133	14,444,950

Security	Par (000)		Value
Aerospace & Defense (continued)
Northrop Grumman Corp.: (continued)
3.85%, 04/15/45	USD	2,310	$2,156,271
United Technologies Corp.:
4.15%, 05/15/45		2,411	2,333,783
4.05%, 05/04/47		7,250	6,887,008

			47,741,748
Air Freight & Logistics — 0.1%
FedEx Corp.:
4.90%, 01/15/34		2,970	3,204,594
3.90%, 02/01/35		5,324	5,147,920
WFS Global Holding SAS, 9.50%, 07/15/22	EUR	300	392,391

			8,744,905
Airlines — 0.3%
American Airlines Group, Inc., 4.63%, 03/01/20 (b)	USD	3,144	3,167,580
American Airlines Pass-Through Trust, Series 2015-1, Class A, 3.38%, 05/01/27		7,935	7,746,675
ANA Holdings, Inc.:
0.00%, 09/16/22 (i)(j)	JPY	10,000	96,800
0.00%, 09/19/24 (i)(j)		60,000	584,324
Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings Ltd., 8.38%, 05/10/20	USD	2,161	2,215,025
Delta Air Lines, Inc., 2.88%, 03/13/20		23,797	23,641,939
Gol Finance, Inc., 7.00%, 01/31/25 (b)		1,919	1,887,816
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 03/15/27 (b)		1,618	1,532,750
United Airlines Pass-Through Trust, Series 2014-1, Class B, 4.75%, 10/11/23		407	413,040

			41,285,949
Auto Components — 0.2%
Adient Global Holdings Ltd., 3.50%, 08/15/24	EUR	100	124,891
Adler Pelzer Holding GmbH, 4.13%, 04/01/24 Aptiv PLC:		100	124,390
4.25%, 01/15/26	USD	4,053	4,139,006
4.40%, 10/01/46		3,304	3,187,169
Gestamp Funding Luxembourg SA, 3.50%, 05/15/23	EUR	100	127,518
Grupo-Antolin Irausa SA, 3.25%, 04/30/24		100	126,211
IHO Verwaltungs GmbH, 3.75% (3.75% Cash or 4.50% PIK), 09/15/26 (k)		1,580	2,025,921
ZF North America Capital, Inc.:
2.75%, 04/27/23		1,900	2,518,083
4.75%, 04/29/25 (b)	USD	8,882	8,993,025

			21,366,214
Automobiles — 0.1%
Volkswagen Group of America Finance LLC, 2.40%, 05/22/20 (b)		6,950	6,854,090
Volvo Car AB, 2.00%, 01/24/25	EUR	700	854,856

			7,708,946
Banks — 6.2%
Alpha Bank AE, 2.50%, 02/05/23		1,500	1,843,449
Asian Development Bank, 5.90%, 12/20/22	INR	224,060	3,328,984
Banco Espirito Santo SA:
2.63%, 05/08/17 (f)(l)	EUR	400	147,654
4.75%, 01/15/18 (f)(l)		2,200	791,795
4.00%, 01/21/19 (f)(l)		6,300	2,325,553
Bank of America Corp.:
2.25%, 04/21/20	USD	7,485	7,376,074
2.63%, 10/19/20		24,595	24,425,171
(3 mo. LIBOR US + 0.660%), 2.37%, 07/21/21 (m)		27,085	26,578,200

CONSOLIDATED SCHEDULE OF INVESTMENTS	39

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Banks (continued)
Bank of America Corp.: (continued)
(3 mo. LIBOR US + 0.630%), 2.33%, 10/01/21 (m)	USD	52,140	$50,986,835
3.30%, 01/11/23		7,777	7,754,270
3.88%, 08/01/25		13,368	13,469,839
3.50%, 04/19/26		10,681	10,494,276
3.25%, 10/21/27		4,930	4,646,609
4.18%, 11/25/27		13,350	13,234,452
(3 mo. LIBOR US + 1.370%), 3.59%, 07/21/28 (m)		2,095	2,034,817
Bank of Ireland Group PLC, (5 yr. Note Generic Bid Yield, UK Govt Bonds + 2.700%), 3.13%, 09/19/27 (m)	GBP	100	137,143
Bankia SA:
(5 yr. Euro Swap + 3.166%), 4.00%, 05/22/24 (m)	EUR	600	765,153
(5 yr. Euro Swap + 3.350%), 3.38%, 03/15/27 (m)		100	130,708
Barclays PLC:
3.25%, 01/17/33	GBP	1,250	1,691,735
4.95%, 01/10/47	USD	7,178	7,362,111
BB&T Corp., 2.45%, 01/15/20		4,200	4,165,051
BNP Paribas SA:
2.95%, 05/23/22 (b)		15,300	14,996,775
3.80%, 01/10/24 (b)		5,362	5,348,919
BPCE SA, 3.00%, 05/22/22 (b)		9,005	8,819,821
Branch Banking & Trust Co., 2.30%, 10/15/18		1,855	1,853,555
CaixaBank SA, (5 yr. Euro Swap + 2.350%), 2.75%, 07/14/28 (m)	EUR	600	773,525
CBB International Sukuk Co. 7SPC, 6.88%, 10/05/25 (b)	USD	2,232	2,232,000
Chong Hing Bank Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.030%), 3.88%, 07/26/27 (m)		670	651,313
Citigroup, Inc.:
2.50%, 07/29/19		10,612	10,568,852
2.90%, 12/08/21		17,940	17,666,688
3.50%, 05/15/23		4,389	4,336,517
3.88%, 03/26/25		4,740	4,690,534
(3 mo. LIBOR US + 1.563%), 3.89%, 01/10/28 (m)		3,255	3,237,378
(3 mo. LIBOR US + 1.390%), 3.67%, 07/24/28 (m)		17,145	16,715,021
4.13%, 07/25/28		16,343	16,150,675
Citizens Bank N.A.:
2.30%, 12/03/18		2,754	2,744,505
2.25%, 03/02/20		14,776	14,522,832
2.65%, 05/26/22		15,070	14,602,756
Cooperatieve Rabobank UA, 2.25%, 01/14/20		12,328	12,169,488
Credit Agricole SA, 3.25%, 10/04/24 (b)		14,160	13,529,051
Daegu Bank Ltd., 3.75%, 08/13/23		785	785,360
Dah Sing Bank Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.550%), 4.25%, 11/30/26 (m)		350	350,739
Fifth Third Bank, 2.25%, 06/14/21		7,204	6,999,277
HSBC Holdings PLC: 2.65%, 01/05/22		26,389	25,657,696
(3 mo. LIBOR US + 1.546%), 4.04%, 03/13/28 (m)		4,077	4,074,227
HSBC USA, Inc.:
2.35%, 03/05/20		24,820	24,494,969
2.75%, 08/07/20		3,077	3,053,771
Intesa Sanpaolo SpA:
3.13%, 07/14/22 (b)		13,725	13,264,386
5.02%, 06/26/24 (b)		15,696	15,481,719
Inversiones Atlantida SA, 8.25%, 07/28/22 (b)		829	860,088

Security	Par (000)		Value
Banks (continued)
JPMorgan Chase & Co.:
2.97%, 01/15/23	USD	32,618	$31,993,878
3.90%, 07/15/25		4,236	4,270,361
(3 mo. LIBOR US + 1.380%), 3.54%, 05/01/28 (m)		6,390	6,245,217
(3 mo. LIBOR US + 1.360%), 3.88%, 07/24/38 (m)		30,320	29,460,317
Lloyds Banking Group PLC, 3.75%, 01/11/27		5,024	4,859,852
Mitsubishi UFJ Financial Group, Inc.:
3.00%, 02/22/22		12,326	12,163,395
3.46%, 03/02/23		27,130	27,079,458
Mizuho Financial Group, Inc.:
2.95%, 02/28/22		36,590	35,970,711
4.02%, 03/05/28		1,500	1,507,817
National Bank of Greece SA, 2.75%, 10/19/20	EUR	950	1,195,566
Royal Bank of Scotland Group PLC:
(3 mo. LIBOR US + 1.470%), 3.31%, 05/15/23 (a)	USD	16,090	16,230,622
(3 mo. LIBOR US + 1.480%), 3.50%, 05/15/23 (m)		13,525	13,290,495
Santander Holdings USA, Inc.:
3.70%, 03/28/22		3,310	3,316,981
3.40%, 01/18/23		11,595	11,326,054
Santander UK Group Holdings PLC, 2.88%, 08/05/21		14,289	13,992,017
Shizuoka Bank Ltd.:
0.00%, 04/25/18 (i)(j)		800	792,000
(3 mo. LIBOR US - (0.500)%), 1.25%, 01/25/23 (a)(i)		200	208,000
Societe Generale SA, (5 yr. Euro Swap + 0.900%), 1.38%, 02/23/28 (m)	EUR	1,000	1,222,409
Sumitomo Mitsui Trust Bank Ltd.:
2.05%, 03/06/19 (b)	USD	44,355	44,016,835
1.95%, 09/19/19 (b)		15,285	15,023,311
U.S. Bancorp:
2.95%, 07/15/22		7,244	7,141,089
3.15%, 04/27/27		3,630	3,489,806
UniCredit SpA:
6.95%, 10/31/22	EUR	100	150,359
(5 yr. Euro Swap + 4.100%), 5.75%, 10/28/25 (m)		1,410	1,913,017
(5 yr. Euro Swap + 4.316%), 4.38%, 01/03/27 (m)		290	386,109
(USD Swap Rate 11:00 am NY 1 + 3.703%), 5.86%, 06/19/32 (b)(m)	USD	17,692	17,945,349
Union Bank of the Philippines, 3.37%, 11/29/22		1,120	1,089,610
Washington Mutual Escrow Bonds:
0.00% (d)(f)(l)(n)		2,570	—
0.00% (d)(f)(l)(n)		11,911	1
0.00% (d)(f)(l)(n)		13,308	1
0.00% (d)(f)(l)(n)		3,115	—
Wells Fargo & Co.:
2.60%, 07/22/20		4,233	4,192,591
2.55%, 12/07/20		3,376	3,317,932
2.10%, 07/26/21		3,400	3,283,430
2.63%, 07/22/22		24,255	23,461,716
Wing Lung Bank Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.750%), 3.75%, 11/22/27 (m)		1,230	1,194,730
Woori Bank, 4.75%, 04/30/24		1,800	1,837,233
Yamaguchi Financial Group, Inc., (3 mo. LIBOR US - (0.500)%), 1.79%, 03/26/20 (a)(i)		1,000	1,050,250
Yes Bank Ifsc Banking Unit Branch, 3.75%, 02/06/23		1,300	1,275,589

			790,216,424

40	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Beverages — 0.5%
Anheuser-Busch InBev Finance, Inc.:
2.65%, 02/01/21	USD	11,072	$10,985,284
3.30%, 02/01/23		6,425	6,429,722
3.65%, 02/01/26		32,625	32,430,837
4.70%, 02/01/36		4,315	4,565,550
Anheuser-Busch InBev Worldwide, Inc., 4.38%, 04/15/38		12,430	12,681,928
Central American Bottling Corp., 5.75%, 01/31/27 (b)		263	269,972
China Huiyuan Juice Group Ltd., 6.50%, 08/16/20		400	387,998

			67,751,291
Biotechnology — 0.7%
AbbVie, Inc.:
2.50%, 05/14/20		6,302	6,220,456
2.90%, 11/06/22		5,173	5,053,091
4.50%, 05/14/35		35,610	36,471,850
Amgen, Inc.:
2.13%, 05/01/20		4,058	3,987,053
4.40%, 05/01/45		6,271	6,262,144
Baxalta, Inc., 4.00%, 06/23/25		9,045	9,030,312
Gilead Sciences, Inc.:
2.35%, 02/01/20		1,209	1,198,998
2.50%, 09/01/23		3,486	3,359,990
4.60%, 09/01/35		1,057	1,132,139
4.00%, 09/01/36		17,640	17,564,745
4.50%, 02/01/45		2,446	2,535,910
4.15%, 03/01/47		2,451	2,399,966

			95,216,654
Building Products — 0.1%
CRH America Finance, Inc., 3.40%, 05/09/27 (b)		5,790	5,546,477
Johnson Controls International PLC, 5.13%, 09/14/45		5,030	5,642,616
LIXIL Group Corp.:
0.00%, 03/04/20 (i)(j)	JPY	80,000	744,890
0.00%, 03/04/22 (i)(j)		30,000	279,616

			12,213,599
Capital Markets — 1.5%
Bagan Capital Ltd., 0.00%, 09/23/21 (i)(j)	USD	1,800	1,757,250
CCTI 2017 Ltd., 3.63%, 08/08/22		1,675	1,617,586
Cindai Capital Ltd., 0.00%, 02/08/23 (i)(j)		2,461	2,513,296
CPUK Finance Ltd., 4.25%, 08/28/22	GBP	150	211,635
Credit Suisse AG, 3.00%, 10/29/21	USD	2,841	2,812,969
Credit Suisse Group AG, 4.28%, 01/09/28 (b)		2,313	2,318,435
Credit Suisse Group Funding Guernsey Ltd.:
2.75%, 03/26/20		11,121	11,013,825
4.88%, 05/15/45		2,635	2,787,576
Goldman Sachs Group, Inc.:
2.63%, 01/31/19		10,208	10,202,661
2.00%, 04/25/19		2,308	2,289,340
2.60%, 04/23/20		5,099	5,051,595
2.75%, 09/15/20		2,492	2,466,638
2.63%, 04/25/21		4,993	4,890,249
2.35%, 11/15/21		14,988	14,451,967
(3 mo. LIBOR US + 1.373%), 4.02%, 10/31/38 (m)		4,160	4,015,577
Haitong International Securities Group Ltd., 0.00%, 10/25/21 (i)(j)	HKD	12,000	1,559,603
Lehman Brothers Holdings, Inc., 6.75%, 12/28/17 (d)(f)	USD	7,360	1
Macquarie Group Ltd., (3 mo. LIBOR US + 1.023%), 3.19%, 11/28/23 (m)		929	894,813
Modernland Overseas Pte Ltd., 6.95%, 04/13/24		277	271,909
Moody’s Corp., 2.75%, 12/15/21		6,246	6,132,590

Security		Par (000)	Value
Capital Markets (continued)
Morgan Stanley:
2.80%, 06/16/20	USD	8,614	$8,556,043
2.75%, 05/19/22		34,565	33,708,493
3.75%, 02/25/23		5,956	6,019,087
3.70%, 10/23/24		6,314	6,283,181
(3 mo. LIBOR US + 1.340%), 3.59%, 07/22/28 (m)		20,490	19,819,164
(3 mo. LIBOR US + 1.455%), 3.97%, 07/22/38 (m)		7,355	7,185,339
Nidda BondCo GmbH, 5.00%, 09/30/25	EUR	100	121,213
Northern Trust Corp., (3 mo. LIBOR US + 1.131%), 3.38%, 05/08/32 (m)	USD	5,200	4,994,900
Poseidon Finance 1 Ltd., 0.00%, 02/01/25 (i)(j)		740	747,400
State Street Corp., 2.65%, 05/19/26		3,056	2,854,611
UBS AG, 2.35%, 03/26/20		5,674	5,594,442
UBS Group Funding Switzerland AG:
4.13%, 09/24/25 (b)		2,534	2,548,071
4.25%, 03/23/28 (b)		16,171	16,278,265

			191,969,724
Chemicals — 0.2%
Agrium, Inc., 4.13%, 03/15/35 (o)		2,135	2,082,551
Axalta Coating Systems Dutch Holding B BV, 3.75%, 01/15/25	EUR	100	128,641
CTC BondCo GmbH, 5.25%, 12/15/25		200	244,195
Cydsa SAB de CV, 6.25%, 10/04/27 (b)	USD	1,904	1,887,340
Dow Chemical Co.:
4.38%, 11/15/42		1,370	1,363,897
4.63%, 10/01/44		2,072	2,129,289
E.I. du Pont de Nemours & Co., 2.20%, 05/01/20		2,765	2,726,780
Eastman Chemical Co., 4.80%, 09/01/42		2,205	2,326,316
INEOS Group Holdings SA, 5.38%, 08/01/24	EUR	100	129,794
Kansai Paint Co. Ltd.:
0.00%, 06/17/19 (i)(j)	JPY	90,000	889,173
0.00%, 06/17/22 (i)(j)		80,000	785,677
Mexichem SAB de CV, 5.50%, 01/15/48 (b)	USD	1,440	1,341,000
Mitsubishi Chemical Holdings Corp.:
0.00%, 03/30/22 (i)(j)	JPY	150,000	1,490,766
0.00%, 03/29/24 (i)(j)		40,000	404,116
Monsanto Co., 3.60%, 07/15/42	USD	2,845	2,457,608
Petkim Petrokimya Holding AS, 5.88%, 01/26/23 (b)		1,693	1,658,856
Rock International Investment, Inc., 6.63%, 03/27/20		562	512,880
Sherwin-Williams Co.:
4.00%, 12/15/42		971	909,390
4.50%, 06/01/47		2,050	2,040,608
UPL Corp. Ltd., 4.50%, 03/08/28		1,300	1,282,824

			26,791,701
Commercial Services & Supplies — 0.3%
Asia View Ltd., 1.50%, 08/08/19 (i)		500	568,750
Aviation Capital Group Corp., 2.88%, 09/17/18 (b)		6,335	6,332,515
Cia Latinoamericana de Infraestructura & Servicios SA, 9.50%, 07/20/23 (b)		581	602,311
Elis SA, 1.88%, 02/15/23	EUR	100	122,411
IKB Deutsche Industriebank AG, (5 yr. Euro Swap + 3.617%), 4.00%, 01/31/28 (m)		900	1,112,113
Intrum Justitia AB, 2.75%, 07/15/22		200	240,559
Northwestern University, 3.66%, 12/01/57	USD	8,349	8,226,435
Paprec Holding SA, 4.00%, 03/31/25	EUR	100	123,525
University of Notre Dame du Lac, 3.39%, 02/15/48	USD	4,615	4,427,821

CONSOLIDATED SCHEDULE OF INVESTMENTS	41

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Commercial Services & Supplies (continued)
University of Southern California, 3.03%, 10/01/39	USD	6,656	$6,077,460
Waste Management, Inc., 3.90%, 03/01/35		10,726	10,706,545
Wellcome Trust Ltd., 2.52%, 02/07/2118	GBP	1,100	1,559,566

			40,100,011
Communications Equipment — 0.0%
Harris Corp., 2.70%, 04/27/20	USD	1,299	1,287,569
Juniper Networks, Inc., 3.30%, 06/15/20		2,728	2,729,213

			4,016,782
Construction & Engineering — 0.0%
China City Construction International Co. Ltd., 5.35%, 07/03/17 (f)(l)	CNH	340	37,851
China Singyes Solar Technologies Holdings Ltd., 7.95%, 02/15/19	USD	350	337,925
Great Lakes Dredge & Dock Corp., 8.00%, 05/15/22		419	429,475
GS Engineering & Construction Corp., 4.50%, 07/21/21 (i)		600	648,000
Shimizu Corp., 0.00%, 10/16/20 (i)(j)	JPY	50,000	489,286
Wijaya Karya Persero Tbk PT, 7.70%, 01/31/21	IDR	6,160,000	450,563

			2,393,100
Construction Materials — 0.1%
Buzzi Unicem SpA, 2.13%, 04/28/23	EUR	680	871,459
LafargeHolcim Finance U.S. LLC, 4.75%, 09/22/46 (b)	USD	6,995	6,939,189

			7,810,648
Consumer Finance — 0.9%
Alpha Holding SA de CV, 10.00%, 12/19/22 (b)		621	613,362
American Express Credit Corp.:
2.25%, 08/15/19		6,261	6,224,487
3.30%, 05/03/27		2,465	2,388,667
Credivalores-Crediservicios SAS, 9.75%, 07/27/22 (b)		1,882	1,925,286
Discover Financial Services, 4.10%, 02/09/27		3,062	3,037,389
Ford Motor Credit Co. LLC, 3.22%, 01/09/22		31,365	30,836,384
General Motors Financial Co., Inc.:
3.10%, 01/15/19		1,546	1,547,664
3.70%, 11/24/20		16,613	16,763,536
3.20%, 07/06/21		15,382	15,248,866
(3 mo. EURIBOR + 0.550%), 0.22%, 03/26/22 (a)	EUR	900	1,107,473
3.15%, 06/30/22	USD	15,215	14,893,406
4.00%, 01/15/25		6,362	6,272,145
Hyundai Capital Services, Inc., 3.00%, 08/29/22		1,150	1,117,950
Synchrony Financial:
2.60%, 01/15/19		3,356	3,348,528
2.70%, 02/03/20		1,986	1,964,993
4.50%, 07/23/25		4,007	4,007,301
Tarjeta Naranja SA, (30 to 35 Days Argentina Deposit Rates Badlar Private Banks + 3.500%), 26.19%, 04/11/22 (a)(b)		3,141	2,516,726
Unifin Financiera SAB de CV SOFOM ENR, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 6.308%), 8.88% (b)(m)(n)		1,871	1,824,225

			115,638,388
Containers & Packaging — 0.2%
Ardagh Packaging Finance PLC/Ardagh
Holdings USA, Inc.:
2.75%, 03/15/24	EUR	100	124,279
6.75%, 05/15/24		100	133,350
Crown European Holdings SA, 2.25%, 02/01/23 (b)		100	123,754

Security		Par (000)	Value
Containers & Packaging (continued)
International Paper Co., 4.35%, 08/15/48	USD	14,620	$13,870,164
Kleopatra Holdings 1 SCA, 8.50% (8.50% Cash or 8.50% PIK), 06/30/23 (k)	EUR	300	327,792
Overseas Chinese Town Asia Holdings Ltd., (3 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 7.708%), 4.30% (m)(n)	USD	1,485	1,447,418
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA, 5.75%, 10/15/20		5,984	6,059,043
Silgan Holdings, Inc., 3.25%, 03/15/25	EUR	100	125,025
Verallia Packaging SASU, 5.13%, 08/01/22		100	127,250

			22,338,075
Distributors — 0.0%
Docuformas SAPI de CV, 9.25%, 10/11/22 (b)	USD	952	913,920
LKQ Italia Bondco SpA, 3.88%, 04/01/24	EUR	100	129,633

			1,043,553
Diversified Consumer Services — 0.1%
George Washington University, 4.13%, 09/15/48	USD	5,303	5,330,091
Massachusetts Institute of Technology, 3.96%, 07/01/38		1,385	1,472,935
Wesleyan University, 4.78%, 07/01/2116		2,607	2,648,632

			9,451,658
Diversified Financial Services — 2.0%
ABJA Investment Co. Pte Ltd., 5.95%, 07/31/24		599	607,656
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust:
4.63%, 10/30/20		12,390	12,753,350
3.50%, 05/26/22		14,561	14,343,743
Altice Financing SA:
6.63%, 02/15/23 (b)		1,170	1,158,300
7.50%, 05/15/26 (b)		3,690	3,616,200
Arrow Global Finance PLC:
5.13%, 09/15/24	GBP	100	138,530
(3 mo. EURIBOR + 3.750%), 3.75%, 03/01/26 (a)	EUR	406	492,639
Asciano Finance Ltd., 4.75%, 03/22/28	USD	1,100	1,085,634
AYC Finance Ltd., 0.50%, 05/02/19 (i)		600	618,750
Azure Orbit IV International Finance Ltd., 3.75%, 01/25/23		1,900	1,861,854
Baoxin Auto Finance I Ltd.:
(3 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 8.909%), 5.63% (m)(n)		1,400	1,315,416
6.63%, 04/02/19		705	705,000
Bevco Lux S.à r.l., 1.75%, 02/09/23	EUR	1,730	2,125,138
BHP Billiton Finance USA Ltd., 5.00%, 09/30/43 (p)	USD	5,540	6,399,808
Blackstone Holdings Finance Co. LLC, 4.00%, 10/02/47 (b)		6,920	6,547,681
BP Capital Markets PLC:
2.32%, 02/13/20		32,725	32,368,223
3.22%, 04/14/24		14,230	14,042,600
Cabot Financial Luxembourg SA, 7.50%, 10/01/23	GBP	400	586,453
Capital Stage Finance BV, (5 yr. Euro Swap + 1.100%), 5.25% (i)(m)(n)	EUR	900	1,183,263
CK Hutchison International 17 II Ltd., 3.25%, 09/29/27	USD	600	568,242
Deutsche Telekom International Finance BV, 3.60%, 01/19/27 (b)		3,640	3,573,328
EC Finance PLC, 2.38%, 11/15/22	EUR	100	123,230
Enel Finance International NV:
2.88%, 05/25/22 (b)	USD	11,450	11,174,287
3.63%, 05/25/27 (b)		12,950	12,333,729

42	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Diversified Financial Services (continued)
Enel Finance International NV: (continued) 3.50%, 04/06/28 (b)	USD	20,350	$18,968,015
Energuate Trust, 5.88%, 05/03/27 (b)		747	752,603
Fiat Chrysler Finance Europe SA, 4.75%, 07/15/22	EUR	100	138,459
Garfunkelux Holdco 3 SA, (3 mo. EURIBOR + 4.500%), 4.50%, 09/01/23 (a)		100	112,746
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	USD	16,425	16,056,272
Glencore Funding LLC, 4.00%, 03/27/27 (b)		12,200	11,777,430
Gohl Capital Ltd., 4.25%, 01/24/27		1,542	1,516,249
Guojing Capital BVI Ltd., 3.95%, 12/11/22		1,398	1,355,397
Hercule Debtco S.à r.l., 6.75% (6.75% Cash and 7.50% PIK), 06/30/24 (k)	EUR	260	321,677
Huarong Universe Investment Holding Ltd., 1.63%, 12/05/22		775	936,673
Hyundai Capital America, 2.55%, 04/03/20 (b)	USD	21,316	20,984,414
Jerrold Finco PLC:
6.25%, 09/15/21	GBP	800	1,124,193
6.13%, 01/15/24		1,442	1,973,919
LHC3 PLC, 4.13% (4.13% Cash or 4.88% PIK), 08/15/24 (k)	EUR	1,138	1,408,809
Minejesa Capital BV, 4.63%, 08/10/30	USD	1,325	1,276,029
New Lion Bridge Co. Ltd., 9.75%, 10/10/20		430	431,075
ORIX Corp., 2.90%, 07/18/22		4,455	4,356,293
Pearl Holding III Ltd., 9.50%, 12/11/22		600	599,594
Prime Bloom Holdings Ltd., 6.95%, 07/05/22		890	803,225
Santos Finance Ltd., 4.13%, 09/14/27		342	326,039
Shell International Finance BV:
4.13%, 05/11/35		7,018	7,271,448
3.63%, 08/21/42		2,135	2,022,288
3.75%, 09/12/46		7,015	6,764,257
Shop Direct Funding PLC, 7.75%, 11/15/22	GBP	1,500	1,815,556
Teva Pharmaceutical Finance Netherlands II BV:
3.25%, 04/15/22	EUR	871	1,073,652
1.13%, 10/15/24		945	967,874
4.50%, 03/01/25		234	288,645
Virgin Media Secured Finance PLC:
5.50%, 01/15/25	GBP	90	129,111
4.88%, 01/15/27		220	303,782
6.25%, 03/28/29		884	1,309,976
Viridian Group FinanceCo PLC/Viridian Power and Energy, 4.75%, 09/15/24		200	263,320
Volcan Holdings II PLC, 3.88%, 10/10/20 (i)		1,200	2,014,002
Volcan Holdings PLC, 4.13%, 04/11/20 (i)		3,200	5,789,775
Vonovia Finance BV:
(3 mo. EURIBOR + 0.450%), 0.12%, 12/22/22 (a)	EUR	700	860,796
0.75%, 01/15/24		600	726,061
1.50%, 01/14/28		600	717,673
Vrio Finco 1 LLC/Vrio Finco 2, Inc., 6.25%, 04/04/23 (b)	USD	2,780	2,807,800
Woodside Finance Ltd., 3.65%, 03/05/25 (b)		562	556,492
Yunnan Energy Investment Overseas Finance Co. Ltd., 4.25%, 11/14/22		520	502,982

			251,127,655
Diversified Telecommunication Services — 1.5%
Altice Finco SA, 4.75%, 01/15/28	EUR	2,440	2,630,976
AT&T Inc.:
4.25%, 03/01/27	USD	6,635	6,707,207
3.90%, 08/14/27		8,965	9,026,720
5.25%, 03/01/37		6,954	7,356,461
5.15%, 02/14/50		24,360	24,607,772
Axtel SAB de CV, 6.38%, 11/14/24 (b)		1,880	1,908,200

Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Cellnex Telecom SA, 2.38%, 01/16/24	EUR	900	$1,126,179
Frontier Communications Corp., 8.50%, 04/01/26 (b)	USD	1,646	1,592,505
OTE PLC, 3.50%, 07/09/20	EUR	100	129,202
Telecom Italia Finance SA, 7.75%, 01/24/33		1,150	2,108,387
Telecom Italia SpA, 1.13%, 03/26/22 (i)		5,200	6,309,153
Telefonica Emisiones SAU, 4.67%, 03/06/38	USD	8,040	8,132,549
Telenet Finance VI Luxembourg SCA, 4.88%, 07/15/27	EUR	90	119,463
UPC Holding BV, 3.88%, 06/15/29		2,100	2,412,632
Verizon Communications, Inc.:
(3 mo. LIBOR US + 0.550%), 2.45%, 05/22/20 (a)(q)	USD	81,350	81,698,585
1.38%, 10/27/26	EUR	870	1,058,298
4.13%, 03/16/27	USD	12,210	12,367,683
4.50%, 08/10/33		11,430	11,570,842
4.40%, 11/01/34		2,549	2,517,397
2.88%, 01/15/38	EUR	750	920,980
Wind Tre SpA, 3.13%, 01/20/25		875	948,793
Ziggo Bond Finance BV:
4.63%, 01/15/25		1,075	1,329,253
5.88%, 01/15/25 (b)	USD	580	548,100
Ziggo Secured Finance BV, 4.25%, 01/15/27	EUR	670	830,734

			187,958,071
Electric Utilities — 1.0%
Adani Transmission Ltd., 4.00%, 08/03/26	USD	862	802,425
Baltimore Gas & Electric Co., 3.50%, 08/15/46		2,327	2,145,130
CenterPoint Energy Houston Electric LLC, 3.95%, 03/01/48		4,050	4,084,572
Chugoku Electric Power Co., Inc.:
0.00%, 03/25/20 (i)(j)	JPY	10,000	92,782
0.00%, 01/25/22 (i)(j)		60,000	584,324
Duke Energy Corp.:
4.80%, 12/15/45	USD	6,510	7,001,366
3.75%, 09/01/46		6,985	6,300,246
Emera U.S. Finance LP:
2.15%, 06/15/19		4,838	4,779,664
2.70%, 06/15/21		7,299	7,133,167
Entergy Corp., 2.95%, 09/01/26		6,108	5,685,833
Eversource Energy, 2.90%, 10/01/24		8,685	8,339,309
Exelon Corp.:
2.85%, 06/15/20		6,160	6,104,730
2.45%, 04/15/21		1,306	1,276,413
4.95%, 06/15/35		1,409	1,551,922
4.45%, 04/15/46		13,545	13,816,765
FirstEnergy Corp., 4.85%, 07/15/47		6,795	7,147,274
Generacion Mediterranea SA/Generacion Frias SA/Central Termica Roca SA, 9.63%, 07/27/23 (b)		3,805	4,142,694
ITC Holdings Corp., 2.70%, 11/15/22 (b)		4,730	4,589,592
Kansas City Power & Light Co., 4.20%, 03/15/48		6,840	7,043,581
Kyushu Electric Power Co., Inc., 0.00%, 03/31/22 (i)(j)	JPY	30,000	294,981
MidAmerican Energy Co., 4.40%, 10/15/44	USD	2,689	2,892,467
Northern States Power Co., 3.40%, 08/15/42		4,895	4,553,881
Oncor Electric Delivery Co. LLC, 4.55%, 12/01/41		3,475	3,802,803
Pampa Energia SA:
7.38%, 07/21/23 (b)		1,527	1,605,259
7.50%, 01/24/27 (b)		1,398	1,445,183
Southern Co., 4.40%, 07/01/46		6,810	6,816,346
Tohoku Electric Power Co., Inc.:
0.00%, 12/03/18 (i)(j)	JPY	10,000	93,158

CONSOLIDATED SCHEDULE OF INVESTMENTS	43

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Electric Utilities (continued)
Tohoku Electric Power Co., Inc.: (continued)
0.00%, 12/03/20 (i)(j)	JPY	110,000	$1,024,740
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25 (b)	USD	6,547	6,587,900

			121,738,507
Electrical Equipment — 0.0%
Bizlink Holding, Inc., 0.00%, 02/01/23 (i)(j)		750	776,250
Senvion Holding GmbH, 3.88%, 10/25/22	EUR	830	917,309
Suzlon Energy Ltd., 5.75%, 07/16/19 (c)(i)	USD	500	472,500

			2,166,059
Electronic Equipment, Instruments & Components — 0.0%
Amphenol Corp., 3.20%, 04/01/24		3,096	3,012,667
Hon Hai Precision Industry Co. Ltd., 0.00%, 11/06/22 (i)(j)		600	612,150
Hosiden Corp., 0.00%, 09/20/24 (i)(j)	JPY	30,000	287,580
TPK Holding Co. Ltd., 0.00%, 04/08/20 (i)(j)	USD	1,750	1,822,188
Zhen Ding Technology Holding Ltd., 0.00%, 06/26/19 (i)(j)		600	605,550

			6,340,135
Energy Equipment & Services — 0.3%
Anton Oilfield Services Group, 9.75%, 12/05/20 .		800	832,024
Bristow Group, Inc., 8.75%, 03/01/23 (b)		3,119	3,150,190
Halliburton Co., 3.80%, 11/15/25		22,530	22,631,941
Nabors Industries, Inc., 5.50%, 01/15/23		2	1,955
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 12/01/21 (b)		1,526	1,487,889
Schlumberger Holdings Corp., 3.00%, 12/21/20 (b)		5,877	5,862,437
SEACOR Holdings, Inc., 3.00%, 11/15/28 (i)		4,204	4,062,266

			38,028,702
Equity Real Estate Investment Trusts (REITs) — 0.5%
American Tower Corp.:
3.30%, 02/15/21		2,758	2,757,359
3.45%, 09/15/21		2,787	2,792,362
3.50%, 01/31/23		783	778,506
3.00%, 06/15/23		29,180	28,182,670
5.00%, 02/15/24		785	828,631
4.40%, 02/15/26		541	546,699
Boston Properties LP, 3.65%, 02/01/26		8,125	7,944,613
Cromwell SPV Finance Pty Ltd., 2.50%, 03/29/25 (i)	EUR	1,000	1,225,837
Crown Castle International Corp.:
3.40%, 02/15/21	USD	1,628	1,634,170
2.25%, 09/01/21		5,986	5,769,715
3.20%, 09/01/24		11,755	11,270,605
Emirates Reit Sukuk Ltd., 5.13%, 12/12/22		400	396,064
Equinix, Inc.:
2.88%, 03/15/24	EUR	100	121,956
2.88%, 10/01/25		501	592,723
Inmobiliaria Colonial Socimi SA:
1.63%, 11/28/25		700	849,059
2.50%, 11/28/29		900	1,104,529
Iron Mountain, Inc., 3.00%, 01/15/25		200	243,728
SELP Finance S.à r.l., 1.50%, 11/20/25		600	728,747
Suntec Real Estate Investment Trust, 1.75%, 11/30/24 (i)	SGD	1,500	1,125,512
Trust F/1401, 6.95%, 01/30/44	USD	700	729,750

			69,623,235
Food & Staples Retailing — 0.3%
CVS Health Corp.:
4.00%, 12/05/23		6,885	6,965,917
4.10%, 03/25/25		9,645	9,712,996
4.78%, 03/25/38		2,410	2,442,608
5.13%, 07/20/45		11,865	12,584,884
Kroger Co., 2.65%, 10/15/26		7,820	7,060,997

Security		Par (000)	Value
Food & Staples Retailing (continued)
Picard Groupe SAS, (3 mo. EURIBOR + 3.000%), 3.00%, 11/30/23 (a)	EUR	159	$194,664
Walgreens Boots Alliance, Inc., 4.65%, 06/01/46	USD	267	259,126

			39,221,192
Food Products — 0.1%
Arcor SAIC, 6.00%, 07/06/23 (b)		661	680,830
Ezaki Glico Co. Ltd., 0.00%, 01/30/24 (i)(j)	JPY	10,000	96,565
Kraft Heinz Foods Co.:
4.13%, 07/01/27	GBP	195	295,869
4.38%, 06/01/46	USD	7,930	7,271,693
MARB BondCo PLC, 6.88%, 01/19/25 (b)		4,330	3,961,950
SSMS Plantation Holdings Pte Ltd., 7.75%, 01/23/23		1,000	990,040
Tyson Foods, Inc., 3.95%, 08/15/24		5,440	5,473,632

			18,770,579
Health Care Equipment & Supplies — 0.6%
Abbott Laboratories:
2.80%, 09/15/20		2,980	2,965,231
3.88%, 09/15/25		952	961,624
3.75%, 11/30/26		29,900	29,739,952
Becton Dickinson and Co.:
2.13%, 06/06/19		16,315	16,130,282
2.68%, 12/15/19		4,549	4,522,707
2.89%, 06/06/22		11,575	11,230,768
4.69%, 12/15/44		703	707,669
Medtronic, Inc., 4.38%, 03/15/35		7,820	8,297,130
Stryker Corp., 4.63%, 03/15/46		2,325	2,482,878

			77,038,241
Health Care Providers & Services — 1.0%
Aetna, Inc.:
4.50%, 05/15/42		2,824	2,810,910
4.13%, 11/15/42		1,329	1,248,025
4.75%, 03/15/44		1,703	1,754,717
AHS Hospital Corp., 5.02%, 07/01/45		1,432	1,652,960
Anthem, Inc.:
2.30%, 07/15/18		14,113	14,100,867
4.10%, 03/01/28		11,165	11,156,913
Baylor Scott & White Holdings, 4.19%, 11/15/45		1,525	1,593,369
Catholic Health Initiatives, 4.35%, 11/01/42		1,075	1,003,302
Cigna Corp., 3.25%, 04/15/25		7,074	6,750,230
Dignity Health, 2.64%, 11/01/19		4,325	4,306,555
HCA, Inc.:
3.75%, 03/15/19		6,175	6,198,465
6.50%, 02/15/20		9,556	10,021,855
Kaiser Foundation Hospitals:
3.50%, 04/01/22		4,233	4,307,916
4.15%, 05/01/47		8,822	9,125,270
Laboratory Corp. of America Holdings, 2.63%, 02/01/20		2,946	2,922,761
New York & Presbyterian Hospital, 3.56%, 08/01/36		1,321	1,280,824
Northwell Healthcare, Inc., 4.26%, 11/01/47		1,674	1,651,437
Ochsner Clinic Foundation, 5.90%, 05/15/45		1,305	1,653,198
Orlando Health Obligated Group, 4.09%, 10/01/48		929	931,271
Providence St Joseph Health Obligated Group, 3.93%, 10/01/48		2,843	2,807,940
Redco Group, 6.38%, 02/27/19		660	660,495
Rede D’or Finance S.à r.l., 4.95%, 01/17/28 (b)		2,354	2,236,300
RWJ Barnabas Health, Inc., 3.95%, 07/01/46		848	825,690
Southern Baptist Hospital of Florida, Inc., 4.86%, 07/15/45		1,250	1,417,316
SSM Health Care Corp., 3.82%, 06/01/27		8,447	8,574,920

44	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Health Care Providers & Services (continued)
Sutter Health, 3.70%, 08/15/28	USD	2,610	$2,625,063
Tenet Healthcare Corp., 6.00%, 10/01/20		11,347	11,729,961
Trinity Health Corp., 4.13%, 12/01/45		3,449	3,510,016
Unilabs Subholding AB, 5.75%, 05/15/25	EUR	100	124,024
UnitedHealth Group, Inc.:
2.70%, 07/15/20	USD	1,721	1,713,369
4.63%, 07/15/35		689	753,550
4.20%, 01/15/47		3,410	3,449,617

			124,899,106
Hotels, Restaurants & Leisure — 0.3%
Burger King France SAS, (3 mo. EURIBOR + 5.250%), 5.25%, 05/01/23 (a)	EUR	251	312,676
Carlson Travel, Inc.:
6.75%, 12/15/23 (b)	USD	1,351	1,347,622
9.50%, 12/15/24 (b)		215	200,756
China Lodging Group Ltd., 0.38%, 11/01/22 (b)(i) .		682	713,589
Codere Finance 2 Luxembourg SA:
6.75%, 11/01/21	EUR	800	1,029,583
7.63%, 11/01/21 (b)	USD	490	496,125
HIS Co. Ltd.:
0.00%, 08/30/19 (i)(j)	JPY	110,000	1,071,261
0.00%, 11/15/24 (i)(j)		50,000	495,160
International Game Technology PLC, 4.75%, 02/15/23	EUR	100	134,737
McDonald’s Corp.:
4.70%, 12/09/35	USD	7,900	8,439,056
4.88%, 12/09/45		1,005	1,093,582
4.45%, 03/01/47		3,465	3,571,417
Pinnacle Entertainment, Inc., 5.63%, 05/01/24		2,063	2,155,835
Pizzaexpress Financing 2 PLC, 6.63%, 08/01/21	GBP	620	809,408
Resorttrust, Inc., 0.00%, 12/01/21 (i)(j)	JPY	120,000	1,152,295
REXLot Holdings Ltd., 4.50%, 04/17/19 (i)	HKD	1,161	118,331
Schumann SpA, 7.00%, 07/31/23	EUR	1,788	2,295,302
Scientific Games International, Inc., 10.00%, 12/01/22	USD	3,613	3,890,749
Stonegate Pub Co Financing PLC, 4.88%, 03/15/22	GBP	100	138,459
Unique Pub Finance Co. PLC:
Series A4, 5.66%, 06/30/27		2,264	3,520,552
Series N, 6.46%, 03/30/32		1,273	1,739,109

			34,725,604
Household Durables — 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.88%, 02/15/21 (b)	USD	1,212	1,215,030
Beazer Homes USA, Inc., 8.75%, 03/15/22		3,141	3,384,427
Harvest International Co., 0.00%, 11/21/22 (i)(j)	HKD	8,000	1,097,074
Iida Group Holdings Co. Ltd., 0.00%, 06/18/20 (i)(j)	JPY	100,000	955,077
K Hovnanian Enterprises, Inc.:
10.00%, 07/15/22 (b)	USD	3,774	4,008,743
10.50%, 07/15/24 (b)		2,016	2,081,520
Newell Brands, Inc.:
2.88%, 12/01/19		6,986	6,947,715
5.38%, 04/01/36		2,155	2,247,374

			21,936,960
Household Products — 0.0%
Diamond BC BV, 5.63%, 08/15/25	EUR	100	117,828

Independent Power and Renewable Electricity Producers — 0.2%
AES Panama SRL, 6.00%, 06/25/22 (b)	USD	527	544,786
GCL New Energy Holdings Ltd., 7.10%, 01/30/21		880	849,241
Genneia SA, 8.75%, 01/20/22 (b)		3,805	4,098,518
Inkia Energy Ltd., 5.88%, 11/09/27 (b)		1,662	1,614,218
Orazul Energy Egenor S en C por A, 5.63%, 04/28/27 (b)		1,497	1,427,764

Security		Par (000)	Value
Independent Power and Renewable Electricity Producers (continued)
Stoneway Capital Corp.:
10.00%, 03/01/27 (b)	USD	5,572	$6,056,541
10.00%, 03/01/27		2,105	2,288,051
Talen Energy Supply LLC:
6.50%, 06/01/25		3,607	2,542,935
10.50%, 01/15/26 (b)		1,915	1,646,900

			21,068,954
Industrial Conglomerates — 0.1%
Eaton Corp., 2.75%, 11/02/22		3,529	3,447,229
General Electric Co., 4.50%, 03/11/44		5,863	5,771,589
Grupo KUO SAB de CV, 5.75%, 07/07/27 (b)		1,244	1,244,000
Honeywell International, Inc., 3.81%, 11/21/47		1,550	1,527,146
Tyco Electronics Group SA:
3.45%, 08/01/24		865	870,745
3.13%, 08/15/27		1,860	1,790,396

			14,651,105
Insurance — 0.5%
Allstate Corp., 4.20%, 12/15/46		3,745	3,772,372
Ambac Assurance Corp., 5.10%, 06/07/20 (b)		390	516,190
Ambac LSNI LLC, (3 mo. LIBOR US + 5.000%), 6.81%, 02/12/23 (a)(b)		2,933	2,962,192
American International Group, Inc., 3.88%, 01/15/35		2,099	1,957,670
Aon PLC, 4.75%, 05/15/45		1,475	1,533,809
BNP Paribas Cardif SA, (3 mo. EURIBOR + 3.930%), 4.03% (m)(n)	EUR	2,000	2,667,426
China Reinsurance Finance Corp. Ltd., 3.38%, 03/09/22	USD	1,311	1,269,600
Credit Agricole Assurances SA, (5 yr. Euro Swap + 4.350%), 4.50% (m)(n)	EUR	700	948,520
Delta Lloyd NV, (3 mo. EURIBOR + 3.900%), 4.38% (m)(n)		1,700	2,252,783
FWD Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.075%), 5.50% (m)(n)	USD	345	336,806
KIRS Midco 3 PLC, 8.38%, 07/15/23	GBP	1,700	2,444,722
Marsh & McLennan Cos., Inc.:
3.75%, 03/14/26	USD	672	671,768
4.35%, 01/30/47		751	771,296
MetLife, Inc., 4.60%, 05/13/46		4,810	5,030,933
Principal Financial Group, Inc., 4.30%, 11/15/46		7,100	7,043,736
Prudential Financial, Inc., 3.88%, 03/27/28		10,630	10,773,859
QBE Insurance Group Ltd., (10 yr. Swap Semi 30/360 US + 4.395%), 5.88%, 06/17/46 (m)		450	464,608
T&D Holdings, Inc., 0.00%, 06/05/20 (i)(j)	JPY	80,000	772,520
Travelers Cos., Inc.:
4.60%, 08/01/43	USD	3,289	3,549,397
4.00%, 05/30/47		4,580	4,569,434
Union Life Insurance Co. Ltd., 3.00%, 09/19/21		229	216,259
Willis North America, Inc., 3.60%, 05/15/24		15,850	15,591,449

			70,117,349
Internet & Direct Marketing Retail — 0.0%
Ctrip.com International Ltd., 1.25%, 09/15/22 (i)		162	168,284

Internet Software & Services — 0.1%
United Group BV:
(3 mo. EURIBOR + 4.375%), 4.38%, 07/01/23 (a)	EUR	100	123,499
4.88%, 07/01/24		1,300	1,621,725
VeriSign, Inc., 4.63%, 05/01/23	USD	5,663	5,654,222
ZPG PLC, 3.75%, 07/15/23	GBP	100	135,899

			7,535,345
IT Services — 0.2%
DXC Technology Co., 2.88%, 03/27/20	USD	3,373	3,354,212

CONSOLIDATED SCHEDULE OF INVESTMENTS	45

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
IT Services (continued)
Fidelity National Information Services, Inc.:
3.63%, 10/15/20	USD	277	$280,479
4.50%, 08/15/46		1,179	1,174,687
Total System Services, Inc., 4.80%, 04/01/26		8,040	8,422,962
Transcosmos, Inc., 0.00%, 12/22/20 (i)(j)	JPY	40,000	377,802
Vantiv LLC/Vanity Issuer Corp., 3.88%, 11/15/25 (b)	GBP	107	147,854
Visa, Inc., 4.15%, 12/14/35	USD	6,159	6,558,822
Xerox Corp., 3.63%, 03/15/23		2,008	1,960,781

			22,277,599
Leisure Products — 0.0%
Pinnacle Bidco PLC, 6.38%, 02/15/25	GBP	559	786,192
Universal Entertainment Corp., 8.50% (6.00% Cash and 2.50% PIK), 08/24/20 (b)(k)	USD	2,166	2,206,834

			2,993,026
Life Sciences Tools & Services — 0.2%
Quintiles IMS, Inc., 3.25%, 03/15/25	EUR	100	123,261
Thermo Fisher Scientific, Inc.:
4.15%, 02/01/24	USD	10,480	10,765,711
3.65%, 12/15/25		11,529	11,516,064

			22,405,036
Machinery — 0.0%
Colfax Corp., 3.25%, 05/15/25	EUR	100	124,252
CRRC Corp Ltd., 0.00%, 02/05/21 (i)(j)	USD	1,250	1,280,625
Haitian International Holdings Ltd., 2.00%, 02/13/19 (i)		1,000	1,117,500
Ingersoll-Rand Luxembourg Finance SA, 4.65%, 11/01/44		598	627,154
Platin 1426 GmbH, 5.38%, 06/15/23	EUR	1,817	2,204,206

			5,353,737
Marine — 0.0%
CMA CGM SA, 5.25%, 01/15/25		400	442,003

Media — 1.1%
Altice France SA, 6.00%, 05/15/22 (b)	USD	200	195,496
Cablevision SA, 6.50%, 06/15/21 (b)		661	689,092
CBS Corp., 2.30%, 08/15/19		4,291	4,256,169
Charter Communications Operating LLC/Charter
Communications Operating Capital:
4.46%, 07/23/22		13,691	13,985,210
4.91%, 07/23/25		2,254	2,303,376
6.38%, 10/23/35		4,126	4,608,950
Comcast Corp.:
4.25%, 01/15/33		1,265	1,310,667
4.40%, 08/15/35		5,694	5,870,294
3.20%, 07/15/36		11,931	10,542,558
4.75%, 03/01/44		9,818	10,350,749
4.60%, 08/15/45		1,887	1,955,402
3.40%, 07/15/46		2,021	1,736,427
Cox Communications, Inc., 3.15%, 08/15/24 (b)		9,645	9,249,713
CSC Holdings LLC, 7.63%, 07/15/18		5,615	5,711,578
CyberAgent, Inc., 0.00%, 02/17/23 (i)(j)	JPY	40,000	419,856
Discovery Communications LLC, 3.80%, 03/13/24	USD	4,497	4,443,740
Interpublic Group of Cos., Inc., 4.00%, 03/15/22		2,564	2,601,600
Kakao Corp., 0.00%, 05/11/21 (i)(j)	KRW	400,000	423,117
NBCUniversal Media LLC, 4.45%, 01/15/43	USD	3,047	3,083,385
SFR Group SA, 7.38%, 05/01/26 (b)		1,700	1,619,250
TDF Infrastructure SAS, 2.50%, 04/07/26	EUR	1,000	1,295,751
Time Warner Cable LLC:
5.00%, 02/01/20	USD	2,900	2,978,518
4.13%, 02/15/21		5,862	5,925,465
4.00%, 09/01/21		911	914,636
5.50%, 09/01/41		2,025	2,011,897
4.50%, 09/15/42		314	271,956

Security		Par (000)	Value
Media (continued)
Time Warner, Inc.:
2.10%, 06/01/19	USD	9,144	$9,061,722
3.60%, 07/15/25		2,168	2,109,639
4.85%, 07/15/45		4,515	4,614,260
Unitymedia GmbH, 3.75%, 01/15/27	EUR	3,630	4,690,669
Viacom, Inc.:
2.75%, 12/15/19	USD	1,328	1,315,955
4.50%, 03/01/21		3,389	3,503,612
5.85%, 09/01/43		5,270	5,681,583
Virgin Media Receivables Financing Notes I DAC, 5.50%, 09/15/24	GBP	2,339	3,215,794
Virgin Media Receivables Financing Notes II DAC, 5.75%, 04/15/23		775	1,092,107
WMG Acquisition Corp., 4.13%, 11/01/24	EUR	100	128,711
Ziggo Bond Co. BV, 7.13%, 05/15/24		1,833	2,435,093

			136,603,997
Metals & Mining — 0.3%
Anglo American Capital PLC, 3.63%, 09/11/24 (b)	USD	7,445	7,172,227
Barrick Gold Corp., 5.25%, 04/01/42		5,990	6,525,326
Constellium NV, 4.25%, 02/15/26	EUR	1,090	1,356,884
Newmont Mining Corp.:
3.50%, 03/15/22	USD	6,890	6,899,932
4.88%, 03/15/42		5,045	5,288,756
Nucor Corp., 5.20%, 08/01/43		1,640	1,892,885
Nyrstar Netherlands Holdings BV, 6.88%, 03/15/24	EUR	300	376,769
Nyrstar NV, 5.00%, 07/11/22 (i)		400	514,452
Ovako AB, 5.00%, 10/05/22		100	126,389
Rio Tinto Finance USA PLC, 4.13%, 08/21/42 (p)	USD	3,660	3,737,590
Samarco Mineracao SA, 4.13%, 11/01/22 (f)(l)		1,930	1,424,359
Shandong Iron And Steel Xinheng International Co. Ltd., 6.50%, 06/14/21		285	279,666
Steel Dynamics, Inc., 5.13%, 10/01/21		2,954	3,001,855
Vedanta Resources PLC, 7.13%, 05/31/23		775	802,125
VM Holding SA, 5.38%, 05/04/27 (b)		1,494	1,529,483

			40,928,698
Multiline Retail — 0.1%
Takashimaya Co. Ltd., 0.00%, 12/11/18 (i)(j)	JPY	30,000	279,052
Target Corp., 2.50%, 04/15/26	USD	6,800	6,318,176

			6,597,228
Multi-Utilities — 0.2%
Dominion Energy Gas Holdings LLC, 4.60%, 12/15/44		2,822	2,956,622
NiSource Finance Corp., 3.49%, 05/15/27		5,615	5,426,541
Pacific Gas & Electric Co.:
3.30%, 12/01/27 (b)		5,360	5,072,354
3.95%, 12/01/47 (b)		2,245	2,078,906
Virginia Electric & Power Co.:
3.50%, 03/15/27		7,943	7,844,315
4.45%, 02/15/44		1,674	1,772,735
4.20%, 05/15/45		2,462	2,515,842
4.00%, 11/15/46		3,275	3,237,062

			30,904,377
Oil, Gas & Consumable Fuels — 1.9%
ABM Investama Tbk PT, 7.13%, 08/01/22		250	247,513
Aker BP ASA, 5.88%, 03/31/25 (b)		525	531,562
Andeavor Logistics LP/Tesoro Logistics Finance
Corp.:
4.25%, 12/01/27		1,615	1,574,430
5.20%, 12/01/47		1,455	1,432,557
Apache Corp.:
2.63%, 01/15/23		5,216	4,981,293
4.25%, 01/15/44		16,075	14,741,888
Bumi Resources Tbk PT, 0.00%, 12/11/22 (i)(j)		50	18,343

46	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Cenovus Energy, Inc., 4.25%, 04/15/27	USD	7,575	$7,383,685
Cheniere Energy, Inc., 4.88% (4.88 Cash or 4.88% PIK), 05/28/21 (b)(i)(k)		3,890	3,936,085
Chesapeake Energy Corp.:
8.00%, 12/15/22 (b)		6,990	7,400,662
5.50%, 09/15/26 (i)		5,756	4,956,492
Concho Resources, Inc.:
3.75%, 10/01/27		17,405	17,018,424
4.88%, 10/01/47		1,910	2,027,228
Devon Energy Corp., 4.00%, 07/15/21		2,889	2,941,710
Eclipse Resources Corp., 8.88%, 07/15/23		4,345	4,100,594
Enbridge, Inc.:
2.90%, 07/15/22		5,945	5,767,571
3.70%, 07/15/27		4,740	4,543,657
Energy Resources LLC, 8.00%, 09/30/22 (e)		336	339,788
Enterprise Products Operating LLC:
5.10%, 02/15/45		1,248	1,356,930
4.90%, 05/15/46		5,273	5,600,384
EOG Resources, Inc.:
4.15%, 01/15/26		2,601	2,687,068
3.90%, 04/01/35		1,670	1,638,522
Eterna Capital Pte Ltd., 8.00% (8.00% Cash or 8.00% PIK), 12/11/22 (k)		321	321,365
Exxon Mobil Corp.:
1.82%, 03/15/19		7,393	7,349,962
4.11%, 03/01/46		4,075	4,281,238
Geopark Ltd., 6.50%, 09/21/24 (b)		1,878	1,885,043
Gran Tierra Energy International Holdings Ltd., 6.25%, 02/15/25 (b)		2,340	2,279,160
Hammerhead Resources, Inc., 9.00%, 07/10/22		4,789	4,597,440
Hess Corp., 5.80%, 04/01/47		11,610	12,203,912
Kinder Morgan Energy Partners LP:
4.30%, 05/01/24		8,341	8,399,108
4.25%, 09/01/24		11,509	11,570,238
Kinder Morgan, Inc., 5.05%, 02/15/46		15,160	14,834,367
Marathon Petroleum Corp., 5.85%, 12/15/45		3,665	4,035,288
Matador Resources Co., 6.88%, 04/15/23		989	1,028,560
Medco Platinum Road Pte Ltd., 6.75%, 01/30/25		500	476,167
Medco Straits Services Pte Ltd., 8.50%, 08/17/22		1,000	1,057,052
MPLX LP:
4.13%, 03/01/27		6,280	6,222,237
5.20%, 03/01/47		1,844	1,926,960
Oasis Petroleum, Inc.:
7.25%, 02/01/19		423	424,058
6.50%, 11/01/21		1,547	1,570,205
6.88%, 03/15/22		2,503	2,538,643
Odebrecht Offshore Drilling Finance Ltd.:
6.72%, 12/01/22 (b)		1,331	1,277,911
7.72% (7.72% Cash or 7.72% PIK), 12/01/26 (b)(k)		35	10,196
Odebrecht Oil & Gas Finance Ltd., 0.00% (b)(j)(n)		193	3,756
Pioneer Natural Resources Co., 4.45%, 01/15/26		1,600	1,666,896
Puma International Financing SA, 5.00%, 01/24/26 (b)		3,148	3,007,571
Raffinerie Heide GmbH, 6.38%, 12/01/22	EUR	250	311,360
Resolute Energy Corp., 8.50%, 05/01/20	USD	6,175	6,159,563
Rockies Express Pipeline LLC:
6.00%, 01/15/19 (b)		2,510	2,553,925
5.63%, 04/15/20 (b)		825	853,883
RSP Permian, Inc., 6.63%, 10/01/22		425	444,121
Sable Permian Resources Land LLC, 13.00%, 11/30/20 (b)		1,080	1,233,900
Spectra Energy Partners LP, 4.50%, 03/15/45		6,470	6,278,507

Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Sunoco Logistics Partners Operations LP, 5.40%, 10/01/47	USD	7,980	$7,602,279
Tecpetrol SA, 4.88%, 12/12/22 (b)		1,890	1,840,388
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.50%, 10/15/19		6,175	6,354,693
TransCanada PipeLines Ltd., 2.50%, 08/01/22		2,481	2,414,380
Tullow Oil Jersey Ltd., 6.63%, 07/12/21 (i)		1,600	1,936,000
Valero Energy Corp., 3.65%, 03/15/25		8,755	8,713,480
Whiting Petroleum Corp., 1.25%, 04/01/20 (i)		1,056	993,946
Williams Partners LP, 4.00%, 09/15/25		9,010	8,865,077
Yankuang Group Cayman Ltd., 4.75%, 11/30/20		770	755,025

			245,504,246
Paper & Forest Products — 0.1%
Daio Paper Corp., 0.00%, 09/17/20 (i)(j)	JPY	180,000	1,782,576
Eldorado Intl. Finance GmbH, 8.63%, 06/16/21 (b)	USD	1,939	2,065,035
Georgia-Pacific LLC, 7.38%, 12/01/25		3,288	4,068,887
Sappi Papier Holding GmbH, 4.00%, 04/01/23	EUR	100	127,813
Stora Enso OYJ, 2.50%, 03/21/28		582	705,839

			8,750,150
Personal Products — 0.0%
Coty, Inc.:
4.00%, 04/15/23		1,090	1,341,192
4.75%, 04/15/26		1,070	1,316,583

			2,657,775
Pharmaceuticals — 0.5%
Allergan Funding SCS:
3.00%, 03/12/20	USD	22,906	22,787,896
3.80%, 03/15/25		14,891	14,628,679
Glenmark Pharmaceuticals Ltd., 2.00%, 06/28/22 (i)		500	532,500
Merck & Co., Inc., 3.60%, 09/15/42		4,855	4,740,947
Pfizer, Inc., 4.00%, 12/15/36		14,950	15,502,663
Sanofi:
0.00%, 03/21/20	EUR	900	1,110,666
(3 mo. EURIBOR + 0.150%), 0.00%, 03/21/20 (a)		1,500	1,856,013
Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 07/19/19	USD	521	503,795
Valeant Pharmaceuticals International, Inc., 7.50%, 07/15/21 (b)		1,114	1,118,178

			62,781,337
Real Estate Management & Development — 0.2%
ADLER Real Estate AG:
1.50%, 12/06/21	EUR	560	687,545
2.13%, 02/06/24		2,707	3,298,739
Akelius Residential Property AB, (5 yr. Euro Swap + 3.488%), 3.88%, 10/05/78 (m)		100	123,051
Aroundtown SA, 1.50%, 01/18/21 (i)		400	618,917
CFLD Cayman Investment Ltd., 6.50%, 12/21/20	USD	355	353,225
China Evergrande Group:
6.25%, 06/28/21		428	423,769
4.25%, 02/14/23 (i)	HKD	15,000	1,837,216
7.50%, 06/28/23	USD	876	855,998
8.75%, 06/28/25		559	557,491
China Overseas Finance Investment Cayman V Ltd., 0.00%, 01/05/23 (i)(j)		1,400	1,476,300
CIFI Holdings Group Co, Ltd., 0.00%, 02/12/19 (i)(j)	HKD	8,000	1,010,429
CPI Property Group SA, 2.13%, 10/04/24	EUR	675	823,050

CONSOLIDATED SCHEDULE OF INVESTMENTS	47

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Real Estate Management & Development (continued)
Fantasia Holdings Group Co. Ltd.:
7.25%, 02/13/19	USD	460	$464,612
7.38%, 10/04/21		645	615,881
7.95%, 07/05/22		530	507,503
Future Land Development Holdings Ltd.:
2.25%, 02/10/19 (i)	HKD	7,300	915,040
5.00%, 02/16/20	USD	400	394,368
Grand City Properties SA, 1.50%, 02/22/27	EUR	1,100	1,313,745
Guorui Properties Ltd., 7.00%, 03/21/20	USD	411	390,436
Jiayuan International Group Ltd., 8.25%, 11/14/18		310	310,775
Kaisa Group Holdings Ltd., 8.50%, 06/30/22		504	470,930
Lodha Developers International Ltd., 12.00%, 03/13/20		200	208,500
Longfor Properties Co. Ltd., 4.50%, 01/16/28		521	497,100
Oceanwide Holdings International 2017 Co. Ltd., 7.75%, 07/27/20		350	334,189
Powerlong Real Estate Holdings Ltd., 0.00%, 02/11/19 (i)(j)	HKD	3,000	376,522
Redco Properties Group Ltd., 7.00%, 11/14/18	USD	250	251,250
RESIDOMO Sro, 3.38%, 10/15/24	EUR	100	123,242
Shui On Development Holding Ltd., (5 yr. Swap Semi 30/360 US + 8.809%), 7.50% (i)(m)(n)	USD	500	531,875
Singha Estate PCL, 2.00%, 07/20/22 (i)		1,000	1,013,750
Summit Germany Ltd., 2.00%, 01/31/25	EUR	100	119,482
Sunac China Holdings Ltd., 6.88%, 08/08/20	USD	800	803,995
TLG Immobilien AG, 1.38%, 11/27/24	EUR	1,100	1,340,006
Vanke Real Estate Hong Kong Co. Ltd., 3.98%, 11/09/27	USD	1,220	1,152,000
VLL International, Inc., 5.75%, 11/28/24		375	371,315
Xinyuan Real Estate Co. Ltd., 9.88%, 03/19/20		410	410,935

			24,983,181
Road & Rail — 0.3%
Burlington Northern Santa Fe LLC:
4.15%, 04/01/45		1,419	1,448,412
4.70%, 09/01/45		1,265	1,404,279
4.13%, 06/15/47		4,080	4,200,343
CSX Corp., 4.25%, 11/01/66		3,523	3,197,754
Europcar Groupe SA, 4.13%, 11/15/24	EUR	100	122,738
Hertz Holdings Netherlands BV, 5.50%, 03/30/23		2,011	2,474,437
Nagoya Railroad Co. Ltd., 0.00%, 12/11/24 (i)(j)	JPY	80,000	810,112
Norfolk Southern Corp., 4.05%, 08/15/52 (b)	USD	3,247	3,133,398
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.40%, 11/15/26 (b)		7,682	7,320,574
Union Pacific Corp.:
3.38%, 02/01/35		1,864	1,756,221
3.60%, 09/15/37		5,060	4,871,974
3.88%, 02/01/55		4,114	3,897,888
Union Pacific Railroad Co. Pass-Through Trust,
Series 2014-1, 3.23%, 05/14/26		3,009	2,953,109

			37,591,239
Semiconductors & Semiconductor Equipment — 1.1%
Analog Devices, Inc.:
3.90%, 12/15/25		680	686,843
3.50%, 12/05/26		12,390	12,076,379
5.30%, 12/15/45		694	784,205
Applied Materials, Inc.:
3.30%, 04/01/27		5,932	5,828,797
4.35%, 04/01/47		3,508	3,730,886
Broadcom Corp./Broadcom Cayman Finance Ltd.:
2.38%, 01/15/20		49,264	48,576,621
2.20%, 01/15/21		4,190	4,068,971
3.00%, 01/15/22		37,309	36,609,320

Security		Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Broadcom Corp./Broadcom Cayman Finance Ltd.: (continued)
3.63%, 01/15/24	USD	6,960	$6,846,758
Lam Research Corp.:
2.75%, 03/15/20		3,359	3,344,796
2.80%, 06/15/21		3,933	3,881,143
Neo Solar Power Corp., 0.00%, 10/27/19 (i)(j)		700	693,875
QUALCOMM, Inc.:
2.60%, 01/30/23		7,895	7,572,195
4.80%, 05/20/45		2,164	2,255,936
Xilinx, Inc., 2.95%, 06/01/24		3,360	3,224,012

			140,180,737
Software — 0.8%
Autodesk, Inc., 3.50%, 06/15/27		12,270	11,712,934
CDK Global, Inc., 3.80%, 10/15/19		2,000	2,005,000
Microsoft Corp.:
3.50%, 02/12/35		5,373	5,306,940
3.45%, 08/08/36		16,640	16,229,762
4.25%, 02/06/47		14,915	16,047,243
Oracle Corp.:
3.25%, 05/15/30		4,289	4,120,515
3.90%, 05/15/35		5,276	5,275,339
4.00%, 07/15/46		5,854	5,768,846
VMware, Inc., 2.30%, 08/21/20		31,146	30,294,523

			96,761,102
Specialty Retail — 0.1%
Home Depot, Inc., 5.88%, 12/16/36		3,435	4,414,287
Lowe’s Cos., Inc., 4.38%, 09/15/45		4,380	4,544,221
Masaria Investments SAU, 5.00%, 09/15/24	EUR	915	1,127,270

			10,085,778
Technology Hardware, Storage & Peripherals — 0.6%
Apple Inc.:
3.00%, 02/09/24	USD	7,371	7,287,847
2.85%, 05/11/24		30,635	29,862,619
3.45%, 02/09/45		1,934	1,784,657
4.65%, 02/23/46		13,615	14,992,783
Dell International LLC/EMC Corp., 8.35%, 07/15/46 (b)		1,058	1,343,851
Hewlett Packard Enterprise Co.:
2.85%, 10/05/18		7,345	7,352,545
2.10%, 10/04/19 (b)		12,285	12,123,102
3.60%, 10/15/20		6,500	6,560,134
HP, Inc., 3.75%, 12/01/20		728	739,143

			82,046,681
Textiles, Apparel & Luxury Goods — 0.0%
Levi Strauss & Co., 3.38%, 03/15/27	EUR	100	125,433
PVH Corp., 3.13%, 12/15/27		505	612,807

			738,240
Thrifts & Mortgage Finance — 0.1%
Korea Housing Finance Corp., 3.00%, 10/31/22	USD	1,916	1,884,635
Nationwide Building Society, (USD Swap Rate 11:00 am NY 1 + 1.849%), 4.13%, 10/18/32 (b)(m)		8,460	8,041,560

			9,926,195
Tobacco — 0.3%
BAT Capital Corp.:
2.30%, 08/14/20 (b)		9,280	9,098,577
4.39%, 08/15/37 (b)		10,080	10,015,491
Reynolds American, Inc.:
2.30%, 06/12/18		2,460	2,458,750
3.25%, 06/12/20		1,044	1,044,101

48	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Tobacco (continued)
Reynolds American, Inc.: (continued)
4.45%, 06/12/25	USD	17,240	$17,734,292

			40,351,211
Trading Companies & Distributors — 0.2%
Air Lease Corp., 2.63%, 07/01/22		11,975	11,562,992

GATX Corp.:
2.60%, 03/30/20		2,962	2,935,031
3.85%, 03/30/27		2,336	2,293,496
Herc Rentals, Inc., 7.50%, 06/01/22 (b)		2,094	2,235,345
Iwatani Corp., 0.00%, 10/22/20 (i)(j)	JPY	30,000	310,136
Loxam SAS:
4.25%, 04/15/24	EUR	100	129,562
6.00%, 04/15/25		100	132,403

			19,598,965
Transportation Infrastructure — 0.1%
Adani Ports & Special Economic Zone Ltd., 4.00%, 07/30/27	USD	202	188,530
Aeropuertos Argentina 2000 SA, 6.88%, 02/01/27 (b)		706	731,938
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29 (b)		706	764,245
Hidrovias International Finance S.à r.l., 5.95%, 01/24/25 (b)		1,890	1,871,478
Jasa Marga Persero Tbk PT, 7.50%, 12/11/20	IDR	7,760,000	576,279
Newcastle Coal Infrastructure Group Pty Ltd., 4.40%, 09/29/27	USD	675	649,556
Royal Capital BV, 5.88% (n)		800	785,496
Rumo Luxembourg Sarl:
7.38%, 02/09/24 (b)		2,818	3,015,824
5.88%, 01/18/25 (b)		2,174	2,146,825
Shanghai Port Group BVI Holding Co. Ltd., 0.00%, 08/09/22 (i)(j)		2,600	2,707,250
Swissport Financing S.à r.l., 9.75%, 12/15/22	EUR	900	1,157,260
Zhejiang Expressway Co. Ltd., 0.00%, 04/21/22 (i)(j)		1,900	2,260,124

			16,854,805
Wireless Telecommunication Services — 0.4%
Digicel Group Ltd.:
8.25%, 09/30/20 (b)	USD	936	804,960
7.13%, 04/01/22 (b)		1,915	1,493,700
Matterhorn Telecom SA, 4.00%, 11/15/27	EUR	675	798,578
Rogers Communications, Inc., 5.00%, 03/15/44	USD	775	849,540
SoftBank Group Corp., 4.75%, 09/19/24		200	193,484
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC:
3.36%, 03/20/23 (b)		16,561	16,457,618
4.74%, 09/20/29 (b)		31,575	31,693,406
Vodafone Group PLC, 0.00%, 11/26/20 (i)(j)	GBP	1,700	2,293,817

			54,585,103

Total Corporate Bonds — 29.4% (Cost: $3,800,805,431)			3,742,934,727

Floating Rate Loan Interests(a) — 2.2%

Aerospace & Defense — 0.1%
Hensoldt Holding Gmbh (FKA Kite Holding Germany Gmbh), Facility B3, 02/27/25 (r)	EUR	1,000	1,229,934
TransDigm, Inc.:
New Tranche G Term Loan (1 mo. LIBOR US + 2.50%, 0.00% Floor), 4.38%, 08/22/24		1,403	1,406,635

Security		Par (000)	Value
Aerospace & Defense (continued)
TransDigm, Inc.: (continued)
New Tranche G Term Loan (3 mo. LIBOR US + 2.50%, 0.00% Floor), 4.80%, 08/22/24	USD	4,844	$4,857,879

			7,494,448
Airlines — 0.1%
Gol Luxco SA, Term Loan, 6.50%, 08/31/20 (d)(s)		7,462	7,611,240

Capital Markets — 0.3%
LSTAR Securities Financing Vehicle I LLC, Term Loan, 3.56%, 05/10/25 (d)(s)		30,965	30,983,709
LSTAR Securities Financing Vehicle II LLC, Term Loan, 2.00%, 06/16/25 (d)(s)		7,214	7,212,220

			38,195,929
Chemicals — 0.0%
Allnex (Luxembourg) & Cy SCA (FKA AI Chem & Cy SCA), Tranche B-1 Term Loan (3 mo. EURIBOR + 3.25%, 0.00% Floor), 3.25%, 09/13/23	EUR	1,492	1,833,013
Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.), Term B-1 Euro Loan, (3 mo. EURIBOR + 2.25%, 0.75% Floor), 3.00%, 02/01/23		988	1,216,747
Chemours Co., Tranche B-1 Euro Term Loan, (1 wk. EURIBOR + 2.25%, 0.75% Floor), 3.00%, 05/12/22		990	1,220,583
MacDermid Agricultural Solutions Holdings BV (Netherlands Agricultural Investment Partners LLC), Euro Tranche C-5 Term Loan, (1 mo. EURIBOR + 2.75%, 0.75% Floor), 3.50%, 06/07/23		922	1,137,785
MacDermid, Inc. (Platform Specialty Products Corp.), Euro Tranche C-6 Term Loan, (1 mo. EURIBOR + 2.50%, 0.75% Floor), 2.13%, 06/07/20		663	818,754

			6,226,882
Commercial Services & Supplies — 0.0%
Bach Finance Ltd., Initial Euro Term Loan (First Lien), (3 mo. EURIBOR + 3.25%, 0.00% Floor), 3.25%, 06/26/24		1,000	1,225,714
Verisure Holding AB (Public), Facility B1E, 10/21/22 (r)		1,500	1,827,035

			3,052,749
Construction & Engineering — 0.1%
Pisces Midco, Inc. (AKA PlyGem Industries, Inc.), Term Loan, 03/28/25 (r)	USD	10,490	10,490,000

Construction Materials — 0.1%
CTC AcquiCo GmbH, Term Loan (3 mo. EURIBOR + 3.00%, 0.00% Floor), 3.00%, 11/29/24	EUR	1,200	1,470,635
LSF10 XL Bidco SCA, Facility B, 04/11/24 (r)		1,354	1,662,557
Summit Materials LLC, New Term Loan (1 mo. LIBOR US + 2.25%, 0.00% Floor), 4.13%, 11/21/24	USD	8,728	8,780,622

			11,913,814
Consumer Finance — 0.0%
Nets Holding A/S, Term Loan B1E (1 mo. EURIBOR + 3.25%, 0.00% Floor), 3.25%, 11/29/24	EUR	1,000	1,226,452

CONSOLIDATED SCHEDULE OF INVESTMENTS	49

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Containers & Packaging — 0.1%
Crown Holdings, Inc., Euro Term B Loan, 01/29/25 (r)	EUR	1,900	$2,352,469
Klockner Pentaplast of America, Inc. (FKA Kleopatra Acquisition Corp.), Euro Term Loan, (3 mo. EURIBOR + 4.75%, 0.00% Floor), 4.75%, 06/30/22		1,500	1,769,081
Reynolds Group Holdings, Inc., Incremental U.S. Term Loan, 02/05/23 (r)	USD	3,520	3,535,892
Verallia Packaging (FKA Horizon Holdings III), Facility B4, 10/31/22 (r)	EUR	1,927	2,354,127

			10,011,569
Diversified Financial Services — 0.1%
Houston Center (BSREP II Houston), Term Loan, 12/09/22 (r)	USD	13,000	13,000,000
Tackle S.à r.l., New Facility B, 08/08/22 (r)	EUR	1,000	1,225,320
Veritas U.S., Inc., New Euro Term B Loan, (3 mo. EURIBOR + 4.50%, 1.00% Floor), 5.50%, 01/27/23		1,657	2,041,781
Virgin Media SFA Finance Ltd., L Facility, (1 mo. LIBOR US + 3.25%, 0.00% Floor), 3.75%, 01/15/27	GBP	2,000	2,804,731

			19,071,832
Diversified Telecommunication Services — 0.1%
Eircom Finco S.à r.l., Facility B, (1 mo. EURIBOR + 3.25%, 0.00% Floor), 3.25%, 04/19/24	EUR	1,899	2,332,655
Euskaltel SA, Facility B-4, 11/27/24 (r)		1,000	1,224,816
Level 3 Financing, Inc., Tranche B 2024 Term Loan (1 mo. LIBOR US + 2.25%, 0.00% Floor), 4.11%, 02/22/24	USD	8,797	8,812,153
Ziggo Secured Finance BV, Term Loan F Facility, 04/15/25 (r)	EUR	1,000	1,224,557

			13,594,181
Electronic Equipment, Instruments & Components — 0.1%
Robertshaw U.S. Holding Corp. (FKA Fox U.S. Bidco Corp.):
Initial Term Loan (First Lien) (1 mo. LIBOR US + 3.50%, 1.00% Floor), 5.44%, 02/28/25	USD	7,495	7,553,052
Term Loan (Second Lien) (1 mo. LIBOR US + 8.00%, 1.00% Floor), 9.94%, 02/26/26		1,795	1,790,513
Techem GmbH, Facility B, 10/02/24 (r)	EUR	1,500	1,844,200

			11,187,765
Energy Equipment & Services — 0.0%
Pioneer Energy Services Corp. (FKA Pioneer Drilling Co.), Term Loan, (1 mo. LIBOR US + 7.75%, 1.00% Floor), 9.46%, 11/08/22 (d)	USD	5,012	5,187,420

Health Care Providers & Services — 0.0%
Diaverum Holding S.à r.l. (FKA Velox Bidco S.à r.l.), Facility B, 07/04/24 (r)	EUR	1,000	1,214,554
HomeVi, Senior Facility B, 10/31/24 (r)		1,000	1,229,762
Vedici Groupe, Term Loan B, 10/31/22 (r)		1,000	1,234,007

			3,678,323
Hotels, Restaurants & Leisure — 0.1%
By The Blue Sea LLC (Neptune’s Walk LLC), Loan, (1 mo. LIBOR US + 2.37%, 0.00% Floor), 3.95%, 06/09/24 (d)	USD	15,000	15,000,000
Cyan Blue Holdco 2 Ltd., 2017 B-1 Term Loan, (3 mo. LIBOR US + 4.00%, 0.00% Floor), 4.71%, 08/23/24	GBP	460	645,099

Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
GVC Holdings PLC, Facility B1 (6 mo. EURIBOR + 2.75%, 0.00% Floor), 2.75%, 03/02/23	EUR	1,500	$1,837,980

			17,483,079
Insurance — 0.0%
Financiere CEP, Term Loan B (3 mo. EURIBOR + 4.25%, 0.00% Floor), 4.25%, 12/13/24		1,000	1,212,216

IT Services — 0.1%
First Data Corp., 2024A New Dollar Term Loan (1 mo. LIBOR US + 2.25%, 0.00% Floor), 4.12%, 04/26/24	USD	8,789	8,799,045
ION Trading Technologies S.à r.l., Initial Euro Term Loan (First Lien), 11/21/24 (r)	EUR	1,496	1,841,633

			10,640,678
Life Sciences Tools & Services — 0.0%
Avantor, Inc., Initial Euro Term Loan, (1 mo. EURIBOR + 4.25%, 0.00% Floor), 4.25%, 11/21/24		998	1,231,217
Quintiles IMS, Inc., Term B-1 Euro Loan, 03/07/24 (r)		997	1,229,295

			2,460,512
Machinery — 0.0%
Gates Global LLC, Initial B-2 Euro Term Loan, 04/01/24 (r)		1,496	1,835,528

Media — 0.1%
Charter Communications Operating LLC (AKA CCO Safari LLC), Term A-2 Loan, 03/31/23 (r)	USD	7,659	7,654,666
SFR Group SA (Ypso France SAS) (AKA Numericable U.S. LLC), EUR TLB-11 Term Loan (3 mo. EURIBOR + 3.00%, 0.00% Floor), 3.00%, 07/31/25	EUR	1,337	1,578,579
Springer Science+Business Media Deutschland GmbH (FKA Blitz 13-253 GmbH), Initial Term B12 Loan, (1 mo. EURIBOR + 3.25%, 0.50% Floor), 3.75%, 08/15/22		990	1,217,733
Tele Columbus AG, New Facility A, 10/15/24 (r)		1,500	1,840,546

			12,291,524
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
ATX Office Owner, Term Loan (1 mo. LIBOR US + 2.25%, 0.00% Floor), 3.99%, 11/01/24 (d)	USD	5,000	5,000,000
Chimera Special Holding LLC, Term Loan (1 mo. LIBOR US + 2.00%), 2.00%, 10/06/19		39,500	39,500,462

			44,500,462
Oil, Gas & Consumable Fuels — 0.1%
California Resources Corp., Initial Loan (1 mo. LIBOR US + 4.75%, 1.00% Floor), 6.57%, 12/31/22		5,498	5,571,893
EG Group Ltd.:
Facility B1 (EUR), 02/07/25 (r)	EUR	1,021	1,245,530
Facility B2 (EUR), 02/07/25 (r)		306	372,913
Rain Carbon GmbH, Cov-Lite TLB (3 mo. EURIBOR + 3.00%, 0.00% Floor), 3.00%, 12/11/24		1,500	1,845,677

			9,036,013
Personal Products — 0.0%
IWK UK Midco Ltd., Term Loan B (3 mo. EURIBOR + 4.00%, 0.00% Floor), 4.00%, 11/28/24		1,000	1,228,532

50	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Pharmaceuticals — 0.0%
Nidda Healthcare Holding AG (AKA Stada):
Facility B1 (EUR) (6 mo. EURIBOR + 3.50%, 0.00% Floor), 3.50%, 09/20/24	EUR	62	$76,091
Facility B2 (6 mo. EURIBOR + 3.50%, 0.00% Floor), 3.50%, 09/27/24		74	90,983

			167,074
Professional Services — 0.0%
Sapphire Bidco BV, Term Loan B, 12/06/24 (r)		1,000	1,224,557

Real Estate Management & Development — 0.1%
VICI Properties 1 LLC, Term B Loan (1 mo. LIBOR US + 2.00%, 0.00% Floor), 3.85%, 12/20/24	USD	8,765	8,788,262

Specialty Retail — 0.1%
Action Holding BV (FKA Peer Holdings BV), Facility B, 02/25/22 (r)	EUR	1,000	1,223,142
EG Group Ltd., Facility B3 (EUR), 02/07/25 (r)		673	823,273
Thom Europe, Original Senior Facility B, (3 mo. EURIBOR + 4.50%, 0.00% Floor), 4.50%, 08/07/24		1,000	1,231,030
Toys ‘R’ US-Delaware, Inc., Term Loan, 01/18/19 (r)	USD	5,460	5,450,882

			8,728,327
Trading Companies & Distributors — 0.1%
American Builders & Contractors Supply Co., Inc., Additional Term B-1 Loan, 10/31/23 (r)		1,801	1,803,937
Beacon Roofing Supply, Inc., Initial Term Loan, 01/02/25 (r)		4,949	4,970,231

			6,774,168
Transportation Infrastructure — 0.1%
Silk Bidco AS, Facility B (6 mo. EURIBOR + 4.00%, 0.00% Floor), 4.00%, 02/24/25	EUR	1,500	1,842,853
Swissport Financing S.à r.l., Term Loan, 02/08/22 (r)		5,000	5,944,617

			7,787,470

Total Floating Rate Loan Interests — 2.2% (Cost: $279,526,360)			283,101,006

Foreign Agency Obligations — 0.9%

Argentina — 0.1%
YPF SA:
8.88%, 12/19/18 (b)	USD	2,628	2,726,550
8.50%, 03/23/21 (b)		2,239	2,445,212
8.75%, 04/04/24 (b)		3,975	4,430,138
8.75%, 04/04/24		1,976	2,202,252
6.95%, 07/21/27 (b)		1,881	1,888,712

			13,692,864
Bahrain — 0.0%
Oil and Gas Holding Co. BSCC, 7.50%, 10/25/27		475	470,317

Brazil — 0.3%
Petrobras Global Finance BV:
8.38%, 05/23/21		1,089	1,239,827
6.13%, 01/17/22		27,346	29,178,182
5.30%, 01/27/25 (b)		737	727,788
7.38%, 01/17/27		755	818,043
6.00%, 01/27/28 (b)		751	743,490

Security	Par (000)		Value
Brazil (continued)
Petrobras Global Finance BV: (continued)
6.85%, 06/05/2115	USD	2,196	$2,075,220

			34,782,550
China — 0.2%
CDBL Funding 1:
3.00%, 04/24/23		1,335	1,271,349
3.50%, 10/24/27		1,150	1,058,873
Chang Development International Ltd., 3.63%, 01/20/20		750	739,494
Charming Light Investments Ltd., 4.38%, 12/21/27		1,750	1,667,645
Chengdu Xingcheng Investment Group Co. Ltd., 2.50%, 03/20/21	EUR	800	984,177
China Minmetals Corp.:
(5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.717%), 3.75% (m)(n)	USD	339	323,844
(3 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 6.070%), 4.45% (m)(n)		1,500	1,492,122
China Railway Construction Corp. Ltd.:
0.00%, 01/29/21 (i)(j)		750	771,188
1.50%, 12/21/21 (i)	CNH	4,000	594,914
Chinalco Capital Holdings Ltd., 4.25%, 04/21/22	USD	1,025	1,000,954
CITIC Ltd., 4.00%, 01/11/28		1,190	1,126,134
CNAC HK Finbridge Co. Ltd.:
4.13%, 03/14/21		1,289	1,286,553
4.63%, 03/14/23		1,675	1,682,762
4.88%, 03/14/25		787	786,737
CNAC HK Synbridge Co. Ltd., 5.00%, 05/05/20		2,857	2,914,140
Guangxi Financial Investment Group Co. Ltd., 5.75%, 01/23/21		500	490,524
HeSteel Hong Kong Co. Ltd., 4.25%, 04/07/20		492	487,062
Hongkong Xiangyu Investment Co. Ltd., 4.50%, 01/30/23		785	764,991
Huarong Finance 2017 Co. Ltd.:
4.75%, 04/27/27		500	490,908
4.25%, 11/07/27		1,090	1,029,471
Huarong Finance II Co. Ltd., 4.63%, 06/03/26		476	468,610
Hubei Science & Technology Investment Group Hong Kong Ltd., 4.38%, 03/05/21		455	453,370
Industrial & Commercial Bank of China Ltd.:
2.96%, 11/08/22		1,400	1,366,007
3.54%, 11/08/27		1,300	1,244,833
Inner Mongolia High-Grade High Way
Construction And Development Co. Ltd., 4.38%, 12/04/20		300	292,908
Leader Goal International Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 6.919%), 4.25% (m)(n)		1,100	1,078,543
Nanjing Yangzi State-owned Assets Investment Group Co. Ltd., 4.50%, 12/05/27		345	332,996
Tsinghua Unic Ltd., 5.38%, 01/31/23		586	571,960

CONSOLIDATED SCHEDULE OF INVESTMENTS	51

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
China (continued)
Wuhan State-Owned Assets Management Ltd.
Co., 3.80%, 12/18/20	USD	395	$391,533

			27,164,602
France — 0.0%
Electricite de France SA, 4.63%, 04/26/30	EUR	500	792,164
Orano SA, 4.88%, 09/23/24		2,000	2,694,688

			3,486,852
Hong Kong — 0.0%
China Cinda Finance 2017 I Ltd., 4.75%, 02/08/28	USD	1,666	1,652,495

India — 0.1%
Export-Import Bank of India, 3.38%, 08/05/26		203	190,916
Greenko Dutch BV, 5.25%, 07/24/24		1,350	1,294,650
Greenko Investment Co., 4.88%, 08/16/23		789	741,653
Hindustan Petroleum Corp. Ltd., 4.00%, 07/12/27		695	664,497
Indian Railway Finance Corp. Ltd., 3.84%, 12/13/27		1,140	1,093,283
Power Finance Corp. Ltd., 3.75%, 12/06/27		1,300	1,212,535
Rural Electrification Corp. Ltd.:
3.88%, 07/07/27		433	409,418
4.63%, 03/22/28		1,300	1,295,984

			6,902,936
Indonesia — 0.0%
Pertamina Persero PT, 6.45%, 05/30/44		524	592,530

Italy — 0.0%
A2A SpA, 1.63%, 10/19/27	EUR	600	726,001

Malaysia — 0.0%
1MDB Energy Ltd., 5.99%, 05/11/22	USD	1,000	1,057,813

Mexico — 0.2%
Petroleos Mexicanos:
6.50%, 03/13/27		7,519	8,030,292
5.35%, 02/12/28 (b)		8,405	8,290,692

			16,320,984
Panama — 0.0%
Aeropuerto Internacional de Tocumen SA, 5.63%, 05/18/36 (b)		1,172	1,249,645

South Korea — 0.0%
Harvest Operations Corp., 3.00%, 09/21/22		1,144	1,109,062

United Arab Emirates — 0.0%
Abu Dhabi Crude Oil Pipeline LLC, 3.65%, 11/02/29		1,700	1,622,650
Abu Dhabi National Energy Co. PJSC, 3.63%, 01/12/23		1,000	988,500

			2,611,150

Total Foreign Agency Obligations — 0.9% (Cost: $111,560,955)			111,819,801

Security	Par (000)		Value
Foreign Government Obligations — 5.2%
Argentina — 0.6%
Argentina Bonar Bonds:
8.00%, 10/08/20	USD	4,528	$4,894,331
8.75%, 05/07/24		12,927	14,514,185
Argentine Bonos del Tesoro, 21.20%, 09/19/18	ARS	75,161	3,681,581
Provincia de Rio Negro, 7.75%, 12/07/25 (b)	USD	1,950	1,837,875
Republic of Argentina:
6.25%, 04/22/19		5,396	5,544,390
3.38%, 10/12/20	CHF	795	856,860
6.88%, 04/22/21	USD	14,673	15,553,380
5.63%, 01/26/22		6,982	7,083,239
7.50%, 04/22/26		1,865	1,989,955
5.88%, 01/11/28		15,948	14,999,094
5.25%, 01/15/28	EUR	860	1,031,733
2.50%, 12/31/38 (c)	USD	7,436	4,937,784
7.13%, 06/28/2117		2,798	2,578,357

			79,502,764
Bahrain — 0.0%
Kingdom of Bahrain:
6.75%, 09/20/29 (b)		1,903	1,777,935
6.00%, 09/19/44 (b)		952	768,727
7.50%, 09/20/47		1,663	1,517,488

			4,064,150
Brazil — 0.1%
Brazil Letras do Tesouro Nacional, 0.00%, 01/01/19 (j)	BRL	41,559	12,029,936

China — 0.0%
People’s Republic of China, 3.30%, 07/04/23	CNH	3,500	533,346

Colombia — 0.2%
Republic of Colombia:
4.38%, 07/12/21	USD	6,014	6,224,490
3.88%, 04/25/27		24,970	24,645,390

			30,869,880
Egypt — 0.1%
Arab Republic of Egypt:
5.75%, 04/29/20		4,231	4,333,686
5.58%, 02/21/23 (b)		10,706	10,858,025

			15,191,711
France — 0.3%
Republic of France, 0.00%, 02/25/20	EUR	33,060	41,067,565

Germany — 0.3%
Bundesschatzanweisungen, 0.00%, 12/13/19		33,060	41,124,678

Hungary — 0.1%
Republic of Hungary, 5.38%, 03/25/24	USD	8,710	9,490,416

Indonesia — 0.4%
Perusahaan Penerbit SBSN Indonesia III:
3.75%, 03/01/23		1,400	1,391,320
4.40%, 03/01/28		1,425	1,435,688
Republic of Indonesia:
3.75%, 04/25/22		6,184	6,194,241
5.63%, 05/15/23	IDR	88,819,000	6,354,583
8.38%, 03/15/24	119,229,000		9,461,634
4.13%, 01/15/25	USD	1,140	1,148,372
4.75%, 01/08/26		947	989,133
8.38%, 09/15/26	IDR	38,461,000	3,083,445
7.00%, 05/15/27		47,653,000	3,518,378
6.13%, 05/15/28	130,377,000		9,114,789
4.35%, 01/11/48	USD	2,666	2,541,850

			45,233,433

52	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Japan — 0.7%
Government of Japan (10-Year Bond):
1.00%, 09/20/21	JPY	2,909,100	$28,406,136
0.30%, 12/20/24		1,375,000	13,249,518
Government of Japan (2-Year Bond), 0.10%, 03/15/20		4,410,150	41,641,216

			83,296,870
Lebanon — 0.1%
Lebanese Republic:
6.10%, 10/04/22	USD	6,351	6,237,127
6.65%, 04/22/24		2,140	2,119,028
6.25%, 11/04/24		3,429	3,300,413
6.85%, 03/23/27		6,444	6,227,804

			17,884,372
Maldives — 0.0%
Republic of Maldives, 7.00%, 06/07/22		775	731,616

Mexico — 0.6%
United Mexican States:
Series M, 4.75%, 06/14/18	MXN	111,900	6,112,337
4.15%, 03/28/27	USD	64,382	65,090,202

			71,202,539
Mongolia — 0.0%
Mongolian People’s Republic, 7.50%, 06/30/18	CNH	2,000	315,154

Panama — 0.1%
Republic of Panama, 3.75%, 03/16/25	USD	8,640	8,696,160

Peru — 0.1%
Republic of Peru, 7.35%, 07/21/25		6,920	8,580,800

Philippines — 0.2%
Republic of the Philippines, 5.50%, 03/30/26		18,950	21,496,444

Russia — 0.5%
Russian Federation:
5.00%, 04/29/20		3,000	3,096,900
6.40%, 05/27/20	RUB	870,913	15,255,705
7.60%, 04/14/21		283,327	5,113,284
7.50%, 08/18/21		470,178	8,478,182
7.40%, 12/07/22		98,194	1,782,104
6.50%, 02/28/24		165,734	2,871,324
4.75%, 05/27/26	USD	4,400	4,546,150
7.75%, 09/16/26	RUB	187,393	3,457,517
8.15%, 02/03/27		489,844	9,277,429
5.63%, 04/04/42	USD	1,800	1,933,128
5.25%, 06/23/47		8,400	8,389,920

			64,201,643
South Africa — 0.4%
Republic of South Africa:
5.50%, 03/09/20		12,349	12,804,678
5.88%, 05/30/22		2,536	2,722,802
8.88%, 02/28/35	ZAR	83,437	7,146,802
6.25%, 03/31/36		155,171	10,196,440
8.50%, 01/31/37		83,123	6,829,816
6.50%, 02/28/41		64,604	4,215,009
8.75%, 02/28/48		43,975	3,672,152

			47,587,699
Sri Lanka — 0.0%
Republic of Sri Lanka, 6.85%, 11/03/25	USD	850	879,606

Tunisia — 0.0%
Banque Centrale de Tunisie International Bond, 4.50%, 06/22/20	EUR	1,309	1,677,503

Turkey — 0.3%
Republic of Turkey:
5.63%, 03/30/21	USD	2,885	2,985,975

Security	Par (000)		Value
Turkey (continued)
Republic of Turkey: (continued)
11.00%, 03/02/22	TRY	11,591	$2,726,395
5.13%, 03/25/22	USD	750	764,610
6.25%, 09/26/22		34,959	37,028,363

			43,505,343
United Arab Emirates — 0.0%
Emirate of Abu Dhabi, 4.13%, 10/11/47		3,075	2,876,982

Uruguay — 0.1%
Republic of Uruguay, 4.38%, 10/27/27		8,150	8,388,795

Total Foreign Government Obligations — 5.2% (Cost: $660,601,272)			660,429,405

	Shares
Investment Companies — 1.0%
Financial Select Sector SPDR Fund		208,738	5,754,907
iShares iBoxx $ High Yield Corporate Bond ETF (h)(aa)		1,450,000	124,178,000

Total Investment Companies — 1.0% (Cost: $130,452,198)			129,932,907

	Par (000)

Non-Agency Mortgage-Backed Securities — 6.0%

Collateralized Mortgage Obligations — 2.0%
Ajax Mortgage Loan Trust, Series 2016-A, Class A, 4.25%, 08/25/64 (b)(c)	USD	3,654	3,689,619
American Home Mortgage Assets Trust:
Series 2006-3, Class 2A11, (12 mo. Federal Reserve Cumulative Average US + 0.940%), 2.32%, 10/25/46 (a)		1,103	960,628
Series 2006-4, Class 1A12, (1 mo. LIBOR US + 0.210%), 2.08%, 10/25/46 (a)		3,199	2,320,343
Series 2006-5, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.920%), 2.30%, 11/25/46 (a)		4,033	2,243,027
Series 2007-1, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.700%), 2.08%, 02/25/47 (a)		928	598,533
Angel Oak Mortgage Trust I LLC, Series 2016-1, Class A1, 3.50%, 07/25/46 (b)(c)		1,546	1,549,729
Angel Oak Mortgage Trust LLC, Series 2015-1, Class A, 4.50%, 11/25/45 (b)(c)		150	149,149
APS Resecuritization Trust:
Series 2016-1, Class 1MZ, 4.67%, 07/31/57 (b)(e)		6,559	1,884,797
Series 2016-3, Class 3A, (1 mo. LIBOR US + 2.850%), 4.72%, 09/27/46 (a)(b)(d)		7,517	7,592,329
Series 2016-3, Class 4A, (1 mo. LIBOR US + 2.600%), 4.47%, 04/27/47 (a)(b)(d)		2,082	2,103,108
ARI Investments LLC, Series 2017-1, Class A, 4.59%, 01/06/25 (d)(e)		3,546	3,545,943
Banc of America Funding Trust:
Series 2014-R2, Class 1C, 0.00%, 11/26/36 (b)(d)(e)		4,473	888,973
Series 2016-R2, Class 1A1, 4.70%, 05/01/33 (b)(d)(e)		1,712	1,749,437
Bear Stearns Asset-Backed Securities I Trust, Series 2005-AC9, Class A5, 6.25%, 12/25/35 (c)		333	327,897

CONSOLIDATED SCHEDULE OF INVESTMENTS	53

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Collateralized Mortgage Obligations (continued)
Bear Stearns Mortgage Funding Trust:
Series 2006-SL1, Class A1, (1 mo. LIBOR US + 0.280%), 2.15%, 08/25/36 (a)	USD	2,282	$2,295,665
Series 2007-AR2, Class A1, (1 mo. LIBOR US + 0.170%), 2.04%, 03/25/37 (a)		569	508,674
Series 2007-AR3, Class 1A1, (1 mo. LIBOR US + 0.140%), 2.01%, 03/25/37 (a)		845	797,976
Series 2007-AR4, Class 1A1, (1 mo. LIBOR US + 0.200%), 2.07%, 09/25/47 (a)		3,223	3,005,597
Series 2007-AR4, Class 2A1, (1 mo. LIBOR US + 0.210%), 2.08%, 06/25/37 (a)		942	895,440
Berica 8 Residential MBS Srl, Series 8, Class A, (6 mo. EURIBOR + 0.200%), 0.00%, 03/31/48 (a)	EUR	141	173,408
BlackRock Capital Finance LP, Series 1997-R2, Class AP, 15.24%, 12/25/35 (b)(e)(aa)	USD	3	2,802
Chase Mortgage Finance Trust, Series 2007-S6, Class 1A1, 6.00%, 12/25/37		31,050	25,677,565
CIM Trust, Series 17-6, Class A1, 3.02%, 06/25/57 (b)(e)		18,353	18,010,319
Citicorp Mortgage Securities Trust, Series 2008-2, Class 1A1, 6.50%, 06/25/38		8,964	7,812,950
Citigroup Mortgage Loan Trust, Series 2007-2, Class 2A, 6.00%, 11/25/36		34	34,362
Collateralized Mortgage Obligation Trust, Series 57, Class D, 9.90%, 02/01/19		0	331
COLT LLC, Series 2015-1, Class A1V, (1 mo. LIBOR US + 3.000%), 4.87%, 12/26/45 (a)(b)		250	250,293
Countrywide Alternative Loan Trust:
Series 2005-22T1, Class A1, (1 mo. LIBOR US + 0.350%), 2.22%, 06/25/35 (a)		5,072	4,587,389
Series 2005-56, Class 4A1, (1 mo. LIBOR US + 0.310%), 2.18%, 11/25/35 (a)		2,429	2,265,601
Series 2005-72, Class A3, (1 mo. LIBOR US + 0.300%), 2.17%, 01/25/36 (a)		887	724,350
Series 2005-76, Class 2A1, (12 mo. Federal Reserve Cumulative Average US + 1.000%), 2.28%, 02/25/36 (a)		1,049	949,747
Series 2006-11CB, Class 3A1, 6.50%, 05/25/36		2,186	1,687,722
Series 2006-15CB, Class A1, 6.50%, 06/25/36		506	394,965
Series 2006-23CB, Class 2A5, (1 mo. LIBOR US + 0.400%), 2.27%, 08/25/36 (a)		7,148	2,954,166
Series 2006-OA14, Class 1A1, (12 mo. Federal Reserve Cumulative Average US + 1.730%), 3.01%, 11/25/46 (a)		4,633	3,994,515
Series 2006-OA16, Class A4C, (1 mo. LIBOR US + 0.340%), 2.21%, 10/25/46 (a)		4,616	2,693,451
Series 2006-OA21, Class A1, (1 mo. LIBOR US + 0.190%), 2.01%, 03/20/47 (a)		12,256	10,375,578
Series 2006-OA6, Class 1A2, (1 mo. LIBOR US + 0.210%), 2.08%, 07/25/46 (a)		4,484	4,201,381
Series 2006-OA8, Class 1A1, (1 mo. LIBOR US + 0.190%), 2.06%, 07/25/46 (a)		679	632,543
Series 2006-OC10, Class 2A3, (1 mo. LIBOR US + 0.230%), 2.10%, 11/25/36 (a)		1,727	1,362,565
Series 2006-OC7, Class 2A3, (1 mo. LIBOR US + 0.250%), 2.12%, 07/25/46 (a)		2,638	2,098,821
Series 2007-3T1, Class 1A1, 6.00%, 04/25/37		491	374,379
Series 2007-OA2, Class 1A1, (12 mo. Federal Reserve Cumulative Average US + 0.840%), 2.12%, 03/25/47 (a)		8,077	6,636,749
Series 2007-OA3, Class 1A1, (1 mo. LIBOR US + 0.140%), 2.01%, 04/25/47 (a)		1,406	1,228,674

Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Countrywide Alternative Loan Trust: (continued)
Series 2007-OA3, Class 2A2, (1 mo. LIBOR US + 0.180%), 2.05%, 04/25/47 (a)	USD	351	$20,963
Series 2007-OA8, Class 2A1, (1 mo. LIBOR US + 0.180%), 2.05%, 06/25/47 (a)		535	421,983
Series 2007-OH2, Class A2A, (1 mo. LIBOR US + 0.240%), 2.11%, 08/25/47 (a)		826	626,929
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2004-29, Class 1A1, (1 mo. LIBOR US + 0.540%), 2.41%, 02/25/35 (a)		399	379,314
Series 2006-OA4, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.960%), 2.24%, 04/25/46 (a)		1,631	851,350
Series 2006-OA5, Class 3A1, (1 mo. LIBOR US + 0.200%), 2.07%, 04/25/46 (a)		880	801,677
Series 2007-15, Class 2A2, 6.50%, 09/25/37		12,278	9,391,823
Credit Suisse Commercial Mortgage Trust:
Series 2014-4R, Class 16A3, (1 mo. LIBOR US + 0.200%), 1.82%, 02/27/36 (a)(b)		830	770,396
Series 2014-9R, Class 9A1, (1 mo. LIBOR US + 0.120%), 1.74%, 08/27/36 (a)(b)(d)		1,843	1,576,402
Credit Suisse Mortgage Capital Certificates:
Series 2009-12R, Class 3A1, 6.50%, 10/27/37 (b)		8,143	5,253,865
Series 2010-20R, Class 9A1, 3.42%, 01/27/36 (b)(e)		1,430	1,439,745
Series 2011-5R, Class 3A1, 3.58%, 09/27/47 (b)(e)		1,016	1,000,857
Series 2013-5R, Class 1A6, (1 mo. LIBOR US + 0.250%), 1.87%, 02/27/36 (a)(b)		1,755	1,648,642
Series 2014-11R, Class 16A1, 3.59%, 09/27/47 (b)(e)		2,310	2,330,559
Series 2015-6R, Class 5A1, (1 mo. LIBOR US + 0.180%), 1.80%, 03/27/36 (a)(b)		548	533,763
Series 2015-6R, Class 5A2, (1 mo. LIBOR US + 0.180%), 1.80%, 03/27/36 (a)(b)		2,721	1,800,985
CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-10, Class 10A1, (1 mo. LIBOR US + 1.350%), 3.22%, 11/25/35 (a)		1,502	606,529
Deephaven Residential Mortgage Trust, Series 2016-1A, Class A1, 4.00%, 07/25/46 (b)		1,966	1,974,945
Deutsche Alt-A Securities Mortgage Loan Trust:
Series 2007-OA4, Class 1A1B, (1 mo. LIBOR US + 0.130%), 2.00%, 08/25/47 (a)		774	729,512
Series 2007-OA4, Class A2A, (1 mo. LIBOR US + 0.170%), 2.04%, 08/25/47 (a)		2,101	1,422,691
Series 2007-RMP1, Class A2, (1 mo. LIBOR US + 0.150%), 2.02%, 12/25/36 (a)		3,286	3,032,672
Deutsche Alt-A Securities, Inc., Series 2007-RS1, Class A2, (1 mo. LIBOR US + 0.500%), 2.38%, 01/27/37 (a)(b)(d)		325	285,897
Deutsche Alt-B Securities Mortgage Loan Trust:
Series 2006-AB3, Class A3, 6.51%, 07/25/36 (e)		723	647,746
Series 2006-AB3, Class A8, 6.36%, 07/25/36 (e)		461	413,066
GreenPoint Mortgage Funding Trust, Series 2006-AR2, Class 4A1, (12 mo. Federal Reserve Cumulative Average US + 2.000%), 3.28%, 03/25/36 (a)		1,039	968,654
GSMPS Mortgage Loan Trust:
Series 2005-RP1, Class 1AF, (1 mo. LIBOR US + 0.350%), 2.22%, 01/25/35 (a)(b)		1,775	1,667,532

54	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
GSMPS Mortgage Loan Trust: (continued)
Series 2005-RP2, Class 1AF, (1 mo. LIBOR US + 0.350%), 2.22%, 03/25/35 (a)(b)	USD	2,201	$2,056,546
Series 2006-RP1, Class 1AF1, (1 mo. LIBOR US + 0.350%), 2.22%, 01/25/36 (a)(b)		1,669	1,438,649
HarborView Mortgage Loan Trust:
Series 2007-3, Class 2A1B, (1 mo. LIBOR US + 0.230%), 2.04%, 05/19/47 (a)		776	606,805
Series 2007-4, Class 2A2, (1 mo. LIBOR US + 0.250%), 2.06%, 07/19/47 (a)		1,085	948,583
Impac CMB Trust, Series 2005-7, Class A1, (1 mo. LIBOR US + 0.520%), 2.39%, 11/25/35 (a)		4,129	3,388,213
Impac Secured Assets CMN Owner Trust, Series 2004-3, Class 1A4, (1 mo. LIBOR US + 0.800%), 2.67%, 11/25/34 (a)		133	132,841
IndyMac IMJA Mortgage Loan Trust, Series 2007-A2, Class 3A1, 7.00%, 10/25/37		4,571	3,204,464
IndyMac INDX Mortgage Loan Trust:
Series 2007-AR19, Class 3A1, 3.39%, 09/25/37 (e)		3,713	2,618,172
Series 2007-FLX5, Class 2A2, (1 mo. LIBOR US + 0.240%), 2.11%, 08/25/37 (a)		1,453	1,307,164
JPMorgan Alternative Loan Trust:
Series 2007-A1, Class 1A4, (1 mo. LIBOR US + 0.210%), 2.08%, 03/25/37 (a)		2,145	1,937,349
Series 2007-A2, Class 2A1, 3.70%, 05/25/37 (e)		500	495,454
JPMorgan Mortgage Trust, Series 2017-2, Class A6, 3.00%, 05/25/47 (b)(e)		2,307	2,272,629
Lehman XS Trust, Series 2007-20N, Class A1, (1 mo. LIBOR US + 1.150%), 3.02%, 12/25/37 (a)		1,411	1,400,710
LSTAR Securities Investment Ltd.:
Series 2017-3, Class A1, (1 mo. LIBOR US + 2.000%), 3.89%, 04/01/19 (a)(b)		6,961	6,969,856
Series 2018-1, Class A, (1 mo. LIBOR US + 1.550%), 3.44%, 02/01/23 (a)(b)(d)		11,749	11,728,551
MASTR Resecuritization Trust, Series 2008-3, Class A1, 2.06%, 08/25/37 (b)(e)		1,636	1,229,834
Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR2, Class A2, (1 mo. LIBOR US + 0.210%), 2.08%, 04/25/37 (a)		2,651	2,222,319
Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 6A1, 3.82%, 05/25/36 (e)		2,680	2,572,299
Morgan Stanley Resecuritization Trust, Series 2014-R8, Class 3B1, (12 mo. Federal Reserve Cumulative Average US + 0.750%), 1.95%, 06/26/47 (a)(b)(d)		972	940,610
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class A85, (1 mo. LIBOR US + 0.340%), 1.93%, 04/16/36 (a)(b)		10,010	8,518,131
Nomura Asset Acceptance Corp. Alternative Loan Trust:
Series 2001-R1A, Class A, 7.00%, 02/19/30 (b)(e)		634	627,634
Series 2006-AF1, Class 1A4, 6.63%, 05/25/36 (c)		653	270,865
Series 2007-2, Class A4, (1 mo. LIBOR US + 0.420%), 2.29%, 04/25/47 (a)		578	474,097
Nomura Resecuritization Trust, Series 2014-3R, Class 3A9, 1.57%, 11/26/35 (b)(e)		1,675	1,541,651
Paragon Mortgages No. 13 PLC, Series 13X, Class A2C, (3 mo. LIBOR US + 0.180%), 1.90%, 01/15/39 (a)		374	357,777

Security	Par (000)		Value

Collateralized Mortgage Obligations (continued)
RALI Trust:
Series 2007-QH1, Class A1, (1 mo. LIBOR US + 0.160%), 2.03%, 02/25/37 (a)	USD	1,171	$1,067,218
Series 2007-QH6, Class A1, (1 mo. LIBOR US + 0.190%), 2.06%, 07/25/37 (a)		1,735	1,631,378
Series 2007-QH9, Class A1, 2.59%, 11/25/37 (e)		1,114	968,985
RBSSP Resecuritization Trust, Series 2013-2, Class 1A2, (1 mo. LIBOR US + 0.200%), 1.38%, 12/26/36 (a)(b)		1,109	1,060,605
Reperforming Loan REMIC Trust:
Series 2005-R2, Class 1AF1, (1 mo. LIBOR US + 0.340%), 2.21%, 06/25/35 (a)(b)		693	665,884
Series 2005-R3, Class AF, (1 mo. LIBOR US + 0.400%), 2.27%, 09/25/35 (a)(b)		234	205,186
Seasoned Credit Risk Transfer Trust:
Series 2017-3, Class M2, 4.75%, 07/25/56 (b)(e)		1,550	1,529,045
Series 2018-1, Class BX, 6.66%, 05/25/57		560	305,604
Series 2018-1, Class M, 4.75%, 05/25/57 (e)		500	493,200
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-3, Class 4A, 3.60%, 04/25/36 (e)		1,381	1,233,102
Structured Asset Mortgage Investments II Trust:
Series 2006-AR4, Class 3A1, (1 mo. LIBOR US + 0.190%), 2.06%, 06/25/36 (a)(d)		3,702	3,201,812
Series 2006-AR5, Class 2A1, (1 mo. LIBOR US + 0.210%), 2.08%, 05/25/46 (a)		714	601,871
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-RF4, Class 2A1, 6.00%, 10/25/36 (b)		1,545	1,321,990
Thornburg Mortgage Securities Trust, Series 2007-3, Class 4A1, (1 mo. LIBOR US + 1.250%), 3.93%, 06/25/47 (a)		1,161	1,036,363
WaMu Mortgage Pass-Through Certificates Trust:
Series 2005-AR2, Class B1, (1 mo. LIBOR US + 0.530%), 2.40%, 01/25/45 (a)		716	469,587
Series 2006-AR15, Class 2A, (Cost of Funds for the 11th District of San Francisco + 1.500%), 2.28%, 11/25/46 (a)		772	728,765
Washington Mutual Mortgage Pass-Through Certificates Trust:
Series 2006-4, Class 1A1, 6.00%, 04/25/36		5,226	4,772,098
Series 2006-4, Class 3A1, 6.50%, 05/25/36 (c)		1,940	1,682,190
Series 2006-4, Class 3A5, 6.35%, 05/25/36 (c)		752	652,250
Series 2006-8, Class A4, 4.52%, 10/25/36 (c)		2,006	1,264,740

Total Collateralized Mortgage Obligations — 2.0% (Cost: $258,198,566)			260,983,063

Commercial Mortgage-Backed Securities — 3.7%
245 Park Avenue Trust, Series 2017-245P, Class E, 3.78%, 06/05/37 (b)(e)		13,840	12,612,943
280 Park Avenue Mortgage Trust, Series 2017-280P, Class E, (1 mo. LIBOR US + 2.119%), 3.90%, 09/15/34 (a)(b)		10,960	10,960,175
Americold LLC, Series 2010-ARTA, Class C, 6.81%, 01/14/29 (b)		700	750,316
AOA Mortgage Trust, Series 2015-1177, Class C, 3.01%, 12/13/29 (b)(e)		1,340	1,308,862
AREIT Trust, Series 2018-CRE1, Class A, (1 mo. LIBOR US + 0.850%), 2.35%, 02/15/35 (a)(b)(d)		3,210	3,210,963

CONSOLIDATED SCHEDULE OF INVESTMENTS	55

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Asset Securitization Corp., Series 1997-D5, Class B2, 6.93%, 02/14/43	USD	461	$469,799
Atrium Hotel Portfolio Trust:
Series 2017-ATRM, Class D, (1 mo. LIBOR US + 1.950%), 3.73%, 11/15/19 (a)(b)		5,690	5,647,947
Series 2017-ATRM, Class E, (1 mo. LIBOR US + 3.050%), 4.83%, 11/15/19 (a)(b)		2,460	2,438,781
Aventura Mall Trust:
Series 2013-AVM, Class D, 3.87%, 12/05/32 (b)(e)		300	301,335
Series 2013-AVM, Class E, 3.87%, 12/05/32 (b)(e)		4,430	4,431,876
Banc of America Commercial Mortgage Trust, Series 2007-1, Class AMFX, 5.48%, 01/15/49 (e)		214	216,302
Banc of America Merrill Lynch Commercial Mortgage Securities Trust:
Series 2013-DSNY, Class A, (1 mo. LIBOR US + 1.050%), 2.83%, 09/15/26 (a)(b)		3,914	3,915,220
Series 2013-DSNY, Class E, (1 mo. LIBOR US + 2.600%), 4.38%, 09/15/26 (a)(b)		100	99,990
Series 2013-DSNY, Class F, (1 mo. LIBOR US + 3.500%), 5.28%, 09/15/26 (a)(b)		2,303	2,299,660
Series 2015-200P, Class F, 3.60%, 04/14/33 (b)(e)		2,481	2,330,163
Series 2016-ISQ, Class E, 3.61%, 08/14/34 (b)(d)(e)		6,140	5,510,650
Series 2017-SCH, Class CL, (1 mo. LIBOR US + 1.500%), 3.28%, 11/15/20 (a)(b)		970	970,000
Series 2017-SCH, Class DL, (1 mo. LIBOR US + 2.000%), 3.78%, 11/15/32 (a)(b)		1,930	1,930,000
Bancorp Commercial Mortgage Trust, Series 2018-CR3, Class A, (1 mo. LIBOR US + 0.850%), 2.63%, 01/15/33 (a)(b)		2,410	2,409,402
BANK, Series 2017-BNK9, Class A4, 3.54%, 11/15/54		440	439,066
Barclays Commercial Mortgage Trust, Series 2015-SRCH, Class A1, 3.31%, 08/10/35 (b)		2,730	2,707,457
Bayview Commercial Asset Trust:
Series 2005-2A, Class A1, (1 mo. LIBOR US + 0.310%), 2.18%, 08/25/35 (a)(b)		1,653	1,568,263
Series 2005-4A, Class A1, (1 mo. LIBOR US + 0.300%), 2.17%, 01/25/36 (a)(b)		421	392,251
Series 2005-4A, Class A2, (1 mo. LIBOR US + 0.390%), 2.26%, 01/25/36 (a)(b)		118	111,102
Series 2005-4A, Class M1, (1 mo. LIBOR US + 0.450%), 2.32%, 01/25/36 (a)(b)		316	293,911
Series 2006-1A, Class A2, (1 mo. LIBOR US + 0.360%), 1.92%, 04/25/36 (a)(b)		446	424,534
Series 2006-3A, Class A1, (1 mo. LIBOR US + 0.250%), 2.12%, 10/25/36 (a)(b)		791	753,007
Series 2006-3A, Class A2, (1 mo. LIBOR US + 0.300%), 2.17%, 10/25/36 (a)(b)		551	526,219
Series 2006-4A, Class A1, (1 mo. LIBOR US + 0.230%), 2.10%, 12/25/36 (a)(b)		1,218	1,165,678
Series 2007-2A, Class A1, (1 mo. LIBOR US + 0.270%), 1.89%, 07/25/37 (a)(b)		1,482	1,415,655
Series 2007-4A, Class A1, (1 mo. LIBOR US + 0.450%), 2.32%, 09/25/37 (a)(b)		6,752	6,451,682
Series 2007-5A, Class A3, (1 mo. LIBOR US + 1.000%), 2.87%, 10/25/37 (a)(b)		1,038	1,030,841
Series 2007-6A, Class A4A, (1 mo. LIBOR US + 1.500%), 3.37%, 12/25/37 (a)(b)		1,980	1,474,410

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
BBCMS Mortgage Trust:
Series 2018-TALL, Class A, (1 mo. LIBOR US + 0.722%), 2.50%, 03/15/37 (a)(b)	USD	3,690	$3,680,923
Series 2018-TALL, Class D, (1 mo. LIBOR US + 1.449%), 3.23%, 03/15/37 (a)(b)		1,120	1,116,763
BBCMS Trust, Series 2015-STP, Class E, 4.29%, 09/10/20 (b)(e)		100	96,052
BB-UBS Trust, Series 2012-SHOW, Class E, 4.16%, 11/05/36 (b)(e)		790	748,935
Benchmark Mortgage Trust, Series 2018-B3, Class D, 3.06%, 04/10/51 (b)		560	462,554
BHMS Mortgage Trust, Series 2014-ATLS, Class AFL, (1 mo. LIBOR US + 1.500%), 3.39%, 07/05/33 (a)(b)		17,814	17,858,877
BWAY Mortgage Trust:
Series 2013-1515, Class D, 3.63%, 03/10/33 (b)		1,400	1,369,380
Series 2013-1515, Class E, 3.72%, 03/10/33 (b)		250	242,138
Series 2013-1515, Class F, 3.93%, 03/10/33 (b)(e)		3,720	3,553,237
BXP Trust:
Series 2017-CC, Class D, 3.55%, 08/13/37 (b)(d)(e)		1,660	1,545,493
Series 2017-CC, Class E, 3.55%, 08/13/22 (b)(d)(e)		3,090	2,671,892
Series 2017-GM, Class A, 3.38%, 06/13/39 (b)		3,050	3,017,201
Series 2017-GM, Class D, 3.43%, 06/13/39 (b)(e)		9,060	8,601,222
Series 2017-GM, Class E, 3.43%, 06/13/39 (b)(e)		2,070	1,911,591
Caesars Palace Las Vegas Trust, Series 2017-VICI, Class D, 4.35%, 10/15/22 (b)(e)		1,270	1,288,621
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class D, 5.49%, 04/10/29 (b)(e)		560	554,551
CCUBS Commercial Mortgage Trust, Series 2017-C1, Class A4, 3.54%, 11/15/50 (e)		632	627,457
CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class A3, 3.87%, 01/10/48		410	416,472
Series 2018-TAN, Class C, 5.30%, 02/15/33 (b)		1,160	1,194,807
CGBAM Commercial Mortgage Trust:
Series 2015-SMRT, Class E, 3.79%, 04/10/28 (b)(e)		1,880	1,870,892
Series 2015-SMRT, Class F, 3.79%, 04/10/28 (b)(e)		230	226,703
CGDB Commercial Mortgage Trust, Series 2017-BIO, Class D, (1 mo. LIBOR US + 1.700%), 3.48%, 05/15/30 (a)(b)		147	147,184
CGDBB Commercial Mortgage Trust:
Series 2017-BIOC, Class A, (1 mo. LIBOR US + 0.790%), 2.57%, 07/15/28 (a)(b)		5,420	5,425,094
Series 2017-BIOC, Class D, (1 mo. LIBOR US + 1.600%), 3.38%, 07/15/28 (a)(b)		3,190	3,192,994
Series 2017-BIOC, Class E, (1 mo. LIBOR US + 2.150%), 3.93%, 07/15/19 (a)(b)		4,870	4,862,322
Citigroup Commercial Mortgage Trust: Series 2013-375P, Class D, 3.52%, 05/10/35 (b)(e)		240	235,273

56	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
Citigroup Commercial Mortgage Trust: (continued)
Series 2013-375P, Class E, 3.52%, 05/10/35 (b)(e)	USD	465	$444,505
Series 2013-GC11, Class D, 4.45%, 04/10/46 (b)(e)		1,125	1,046,109
Series 2014-GC19, Class C, 4.90%, 03/10/47 (e)		440	456,920
Series 2015-SHP2, Class F, (1 mo. LIBOR US + 5.200%), 6.98%, 07/15/27 (a)(b)		370	372,878
Series 2015-SSHP, Class A, (1 mo. LIBOR US + 1.150%), 2.93%, 09/15/27 (a)(b)		4,370	4,369,972
Series 2016-C1, Class C, 4.95%, 05/10/49 (e)		1,290	1,347,369
Series 2016-GC37, Class C, 4.92%, 04/10/49 (e)		640	666,123
Series 2016-GC37, Class D, 2.79%, 04/10/49 (b)		3,050	2,346,542
Series 2016-P3, Class C, 4.84%, 04/15/49 (e)		120	124,593
Series 2016-SMPL, Class D, 3.52%, 09/10/31 (b)		320	315,945
Series 2016-SMPL, Class E, 4.51%, 09/10/31 (b)		620	616,282
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2017-CD3, Class A4, 3.63%, 02/10/50		850	856,733
Citigroup/Deutsche Bank Mortgage Trust, Series 2006-CD3, Class AM, 5.65%, 10/15/48		5,112	5,285,714
CLNS Trust, Series 2017-IKPR, Class E, (1 mo. LIBOR US + 3.500%), 5.24%, 06/11/32 (a)(b)		3,560	3,577,788
Commercial Mortgage Pass-Through Certificates:
Series 2005-C6, Class F, 5.66%, 06/10/44 (b)(e)		470	478,206
Series 2013-GAM, Class A2, 3.37%, 02/10/28 (b)		1,656	1,647,905
Series 2013-WWP, Class D, 3.90%, 03/10/31 (b)		2,090	2,175,461
Series 2014-CR14, Class A4, 4.24%, 02/10/47 (e)		855	895,559
Series 2014-CR15, Class C, 4.76%, 02/10/47 (e)		260	271,740
Series 2014-CR16, Class A4, 4.05%, 04/10/47		4,806	4,986,188
Series 2014-CR17, Class A5, 3.98%, 05/10/47		2,642	2,734,460
Series 2014-CR18, Class A4, 3.55%, 07/15/47		390	394,508
Series 2014-CR19, Class A5, 3.80%, 08/10/47		1,391	1,426,180
Series 2014-CR21, Class C, 4.42%, 12/10/24 (e)		1,010	992,587
Series 2014-PAT, Class E, (1 mo. LIBOR US + 3.150%), 4.87%, 08/13/27 (a)(b)		540	546,268
Series 2014-TWC, Class A, (1 mo. LIBOR US + 0.850%), 2.57%, 02/13/32 (a)(b)		1,715	1,716,089
Series 2014-TWC, Class B, (1 mo. LIBOR US + 1.600%), 3.32%, 02/13/32 (a)(b)		3,190	3,193,046
Series 2015-CR23, Class CMD, 3.69%, 05/10/48 (b)(e)		5,250	5,180,269
Series 2015-CR25, Class A4, 3.76%, 08/10/48		2,850	2,896,364
Series 2015-CR25, Class C, 4.55%, 08/10/48 (e)		1,010	1,010,701
Series 2015-CR25, Class D, 3.80%, 08/10/48 (e)		310	254,246

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Pass-Through Certificates: (continued)
Series 2015-LC19, Class C, 4.26%, 02/10/48 (e)	USD	700	$698,787
Series 2015-LC19, Class D, 2.87%, 02/10/48 (b)		2,210	1,834,889
Series 2015-LC21, Class C, 4.31%, 07/10/48 (e)		1,600	1,565,437
Series 2017-COR2, Class D, 3.00%, 09/10/50 (b)		860	694,333
Commercial Mortgage Trust:
Series 2014-LC15, Class A4, 4.01%, 04/10/47		1,020	1,057,525
Series 2014-PAT, Class A, (1 mo. LIBOR US + 0.800%), 2.52%, 08/13/27 (a)(b)		4,938	4,938,028
Series 2015-LC23, Class A4, 3.77%, 10/10/48		380	385,893
Series 2016-667M, Class D, 3.18%, 10/10/36 (b)(e)		630	576,295
Series 2017-DLTA, Class E, (1 mo. LIBOR US + 1.964%), 3.74%, 08/15/35 (a)(b)		1,990	1,965,682
Series 2017-DLTA, Class F, (1 mo. LIBOR US + 2.581%), 4.36%, 08/15/35 (a)(b)		1,820	1,794,666
Core Industrial Trust:
Series 2015-CALW, Class G, 3.85%, 02/10/34 (b)(e)		1,971	1,878,011
Series 2015-TEXW, Class A, 3.08%, 02/10/34 (b)		2,970	2,970,334
Series 2015-TEXW, Class D, 3.85%, 02/10/34 (b)(e)		1,330	1,339,985
Series 2015-TEXW, Class E, 3.85%, 02/10/34 (b)(e)		250	246,952
Series 2015-TEXW, Class F, 3.85%, 02/10/34 (b)(e)		5,869	5,674,570
Credit Suisse Commercial Mortgage Trust, Series 2015-DEAL, Class A, (1 mo. LIBOR US + 1.320%), 3.10%, 04/15/29 (a)(b)		4,009	4,008,840
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class C, 4.95%, 07/15/37 (e)		200	204,780
Credit Suisse Mortgage Capital Certificates:
Series 17-1, Class A, 4.50%, 03/25/21 (b)		16,844	16,879,006
Series 17-1, Class CERT, 8.75%, 03/25/21 (b)(d)		13,452	9,625,000
Series 2015-DEAL, Class D, (1 mo. LIBOR US + 3.100%), 4.88%, 04/15/29 (a)(b)		1,205	1,204,999
Series 2015-GLPB, Class A, 3.64%, 11/15/34 (b)		2,730	2,787,303
Series 2016-MFF, Class A, (1 mo. LIBOR US + 1.600%), 3.38%, 11/15/33 (a)(b)		478	481,217
Series 2017-CHOP, Class E, (1 mo. LIBOR US + 3.300%), 5.08%, 07/15/32 (a)(b)		2,133	2,140,172
CSMC Trust:
Series 2017-PFHP, Class A, (1 mo. LIBOR US + 0.950%), 2.73%, 12/15/19 (a)(b)		900	899,999
Series 2017-TIME, Class A, 3.65%, 11/13/27 (b)		850	847,661
Deutsche Bank JPMorgan Mortgage Trust, Series 2016-C3, Class D, 3.49%, 09/10/49 (b)(e)		2,208	1,879,652
Deutsche Bank UBS Mortgage Trust:
Series 2017-BRBK, Class A, 3.45%, 10/10/34 (b)		2,540	2,548,058
Series 2017-BRBK, Class E, 3.53%, 10/10/24 (b)(d)(e)		4,570	4,258,941

CONSOLIDATED SCHEDULE OF INVESTMENTS	57

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
Deutsche Bank UBS Mortgage Trust: (continued)
Series 2017-BRBK, Class F, 3.53%, 10/10/24 (b)(d)(e)	USD	880	$787,428
Eleven Madison Trust Mortgage Trust, Series 2015-11MD, Class A, 3.56%, 09/10/35 (b)(e)		1,190	1,207,143
FREMF Mortgage Trust:
Series 2017-K64, Class B, 3.98%, 03/25/27 (b)(e)		766	755,381
Series 2018-K73, Class B, 3.85%, 01/25/28 (b)(e)		1,950	1,885,872
Series 2018-K74, Class B, 4.23%, 02/25/51 (b)(e)		780	761,251
GAHR Commercial Mortgage Trust:
Series 2015-NRF, Class AFL1, (1 mo. LIBOR US + 1.300%), 3.14%, 12/15/34 (a)(b)		478	477,947
Series 2015-NRF, Class EFX, 3.38%, 12/15/34 (b)(e)		2,571	2,539,677
Series 2015-NRF, Class FFX, 3.38%, 12/15/34 (b)(e)		3,750	3,685,027
Grace Mortgage Trust, Series 2014-GRCE, Class F, 3.59%, 06/10/28 (b)(e)		1,830	1,796,757
GS Mortgage Securities Corp Trust:
Series 2017-500K, Class D, (1 mo. LIBOR US + 1.300%), 3.08%, 07/15/32 (a)(b)		230	230,432
Series 2017-500K, Class E, (1 mo. LIBOR US + 1.500%), 3.28%, 07/15/19 (a)(b)		480	481,195
Series 2017-500K, Class F, (1 mo. LIBOR US + 1.800%), 3.58%, 07/15/19 (a)(b)		1,079	1,082,359
Series 2017-500K, Class G, (1 mo. LIBOR US + 2.500%), 4.28%, 07/15/19 (a)(b)		400	401,493
GS Mortgage Securities Corp. II:
Series 2005-ROCK, Class A, 5.37%, 05/03/32 (b)		2,750	3,085,918
Series 2013-KING, Class E, 3.44%, 12/10/27 (b)(e)		2,990	2,938,407
GS Mortgage Securities Corp. Trust:
Series 2017-GPTX, Class A, 2.86%, 05/10/34 (b)		2,290	2,260,782
Series 2018-CHLL, Class E, (1 mo. LIBOR US + 2.350%), 4.13%, 02/15/37 (a)(b)		730	730,312
GS Mortgage Securities Trust:
Series 2010-C1, Class A1, 3.68%, 08/10/43 (b)		385	387,775
Series 2014-GC20, Class B, 4.53%, 04/10/47 (e)		140	140,360
Series 2014-GC22, Class D, 4.65%, 06/10/47 (b)(e)		240	203,287
Series 2014-GC24, Class A5, 3.93%, 09/10/47		882	909,887
Series 2015-GC32, Class C, 4.41%, 07/10/48 (e)		1,370	1,375,671
Series 2015-GC32, Class D, 3.35%, 07/10/48		610	493,573
Series 2016-RENT, Class C, 4.07%, 02/10/29 (b)(e)		1,070	1,082,569
Series 2017-GS7, Class A4, 3.43%, 08/10/50		1,010	993,406
Series 2017-GS7, Class D, 3.00%, 08/10/50 (b)		530	436,673
Series 2017-GS7, Class E, 3.00%, 08/10/50 (b)		180	143,679
Hilton Orlando Trust, Series 2018-ORL, Class E, (1 mo. LIBOR US + 2.650%), 4.43%, 12/15/34 (a)(b)		2,510	2,523,448

Security	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
HMH Trust, Series 2017-NSS, Class A, 3.06%, 07/05/31 (b)	USD	3,390	$3,312,274
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A, 2.84%, 08/10/38 (b)		760	719,309
Impac CMB Trust:
Series 2004-11, Class 1A2, (1 mo. LIBOR US + 0.520%), 2.39%, 03/25/35 (a)		1,959	1,837,289
Series 2005-6, Class 1A1, (1 mo. LIBOR US + 0.500%), 2.37%, 10/25/35 (a)		1,413	1,268,684
IMT Trust:
Series 2017-APTS, Class AFX, 3.48%, 06/15/34 (b)		1,540	1,537,098
Series 2017-APTS, Class DFX, 3.50%, 06/15/34 (b)(e)		1,600	1,525,336
Series 2017-APTS, Class EFX, 3.50%, 06/15/24 (b)(e)		810	766,333
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C26, Class A4, 3.49%, 01/15/48		1,247	1,252,713
Series 2015-C28, Class B, 3.99%, 03/15/25		3,000	2,957,458
Series 2015-C33, Class D1, 4.12%, 12/15/48 (b)(e)		1,873	1,765,022
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class D, 4.58%, 03/15/50 (b)(e)		3,549	3,377,271
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2017-JP5, Class D, 4.65%, 03/15/50 (b)(e)		1,650	1,558,899
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2003-PM1A, Class G, 5.75%, 08/12/40 (b)(d)(e)		1,078	1,096,169
Series 2012-CBX, Class A4FL, (1 mo. LIBOR US + 1.300%), 3.09%, 06/15/45 (a)(b)		430	442,443
Series 2014-C21, Class A5, 3.78%, 08/15/47		1,420	1,453,297
Series 2014-C22, Class A4, 3.80%, 09/15/47		563	576,548
Series 2014-CBM, Class E, (1 mo. LIBOR US + 3.850%), 5.63%, 10/15/29 (a)(b)		670	669,998
Series 2014-DSTY, Class A, 3.43%, 06/10/27 (b)		885	885,294
Series 2015-JP1, Class C, 4.74%, 01/15/49 (e)		4,710	4,842,657
Series 2015-SGP, Class A, (1 mo. LIBOR US + 1.700%), 3.48%, 07/15/36 (a)(b)		5,346	5,355,719
Series 2015-UES, Class C, 3.74%, 09/05/32 (b)(e)		3,431	3,435,812
Series 2015-UES, Class E, 3.74%, 09/05/32 (b)(e)		3,880	3,830,737
Series 2016-NINE, Class A, 2.95%, 10/06/38 (b)(e)		4,650	4,424,290
Series 2016-WPT, Class A, (1 mo. LIBOR US + 1.450%), 3.23%, 10/15/33 (a)(b)		2,200	2,202,139
Series 2017-JP7, Class B, 4.05%, 09/15/50		320	324,305
Series 2017-MAUI, Class D, (1 mo. LIBOR US + 1.950%), 3.67%, 07/15/34 (a)(b)		470	471,920
Series 2017-MAUI, Class E, (1 mo. LIBOR US + 2.950%), 4.67%, 07/15/19 (a)(b)		2,580	2,591,342
Series 2017-MAUI, Class F, (1 mo. LIBOR US + 3.750%), 5.47%, 07/15/19 (a)(b)		240	241,205
Series 2018-ASH8, Class E, (1 mo. LIBOR US + 3.000%), 4.78%, 02/15/35 (a)(b)		1,540	1,545,221
Lehman Brothers Small Balance Commercial Mortgage Trust:
Series 2006-2A, Class M2, (1 mo. LIBOR US + 0.390%), 2.26%, 09/25/36 (a)(b)		670	648,786

58	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Lehman Brothers Small Balance Commercial Mortgage Trust: (continued)
Series 2007-1A, Class 1A, (1 mo. LIBOR US + 0.250%), 2.12%, 03/25/37 (a)(b)	USD	1,683	$1,576,140
Lone Star Portfolio Trust:
Series 2015-LSP, Class A1A2, (1 mo. LIBOR US + 1.800%), 3.58%, 09/15/28 (a)(b)		412	413,145
Series 2015-LSP, Class D, (1 mo. LIBOR US + 4.000%), 5.78%, 09/15/28 (a)(b)		691	694,375
Series 2015-LSP, Class E, (1 mo. LIBOR US + 5.600%), 7.38%, 09/15/28 (a)(b)		1,007	1,013,342
MAD Mortgage Trust:
Series 2017-330M, Class D, 3.71%, 08/15/34 (b)(e)		1,085	1,069,260
Series 2017-330M, Class E, 3.76%, 08/15/24 (b)(e)		3,010	2,883,640
Madison Avenue Trust, Series 2013-650M, Class D, 4.03%, 10/12/32 (b)(e)		3,054	3,070,181
Merrill Lynch Mortgage Trust:
Series 2005-MKB2, Class F, 6.32%, 09/12/42 (b)(e)		1,350	1,411,362
Series 2008-C1, Class AJ, 6.50%, 02/12/51 (e)		23	22,955
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C16, Class A5, 3.89%, 06/15/47		2,530	2,603,977
Series 2015-C23, Class D, 4.13%, 07/15/50 (b)(e)		970	848,067
Series 2015-C24, Class A4, 3.73%, 05/15/48		840	853,340
Series 2015-C25, Class C, 4.53%, 10/15/48 (e)		430	436,454
Series 2015-C25, Class D, 3.07%, 10/15/48		1,269	1,047,896
Series 2015-C26, Class A5, 3.53%, 10/15/48		810	812,451
Series 2015-C26, Class D, 3.06%, 10/15/48 (b)		1,935	1,549,293
Series 2017-C33, Class C, 4.56%, 05/15/50 (e)		840	848,757
Morgan Stanley Capital Barclays Bank Trust, Series 2016-MART, Class A, 2.20%, 09/13/31 (b)		820	794,268
Morgan Stanley Capital I Trust:
Series 2006-IQ11, Class C, 6.25%, 10/15/42 (e)		1,601	1,672,830
Series 2014-CPT, Class E, 3.45%, 07/13/29 (b)(e)		250	245,840
Series 2014-CPT, Class F, 3.45%, 07/13/29 (b)(e)		2,230	2,184,213
Series 2014-CPT, Class G, 3.45%, 07/13/29 (b)(e)		1,290	1,247,454
Series 2015-MS1, Class C, 4.03%, 05/15/48 (e)		1,000	970,564
Series 2015-MS1, Class D, 4.03%, 06/15/25 (b)(e)		310	263,766
Series 2015-XLF2, Class AFSB, (1 mo.
LIBOR US + 2.750%), 4.49%, 08/15/26 (a)(b)		600	600,000
Series 2017-CLS, Class F, (1 mo. LIBOR US + 2.600%), 4.38%, 11/15/34 (a)(b)		6,092	6,110,736
Series 2017-H1, Class A5, 3.53%, 06/15/50		1,090	1,087,748
Series 2017-H1, Class C, 4.28%, 06/15/50 (e)		950	934,694
Series 2017-H1, Class D, 2.55%, 06/15/50 (b)		4,190	3,255,630
Series 2017-PRME, Class D, (1 mo. LIBOR US + 3.400%), 5.18%, 02/15/34 (a)(b)		700	700,019
Morgan Stanley Capital I, Inc.:
Series 2017-HR2, Class D, 2.73%, 12/15/27		430	339,770
Series 2017-JWDR, Class D, (1 mo. LIBOR US + 1.950%), 3.73%, 11/15/34 (a)(b)		1,020	1,021,259

Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I, Inc.: (continued)
Series 2017-JWDR, Class E, (1 mo. LIBOR US + 3.050%), 4.83%, 11/15/19 (a)(b)	USD	1,890	$1,893,501
Natixis Commercial Mortgage Securities Trust, Series 2018-TECH, Class F, (1 mo. LIBOR US + 3.000%), 3.80%, 11/15/34 (a)(b)		590	591,124
Olympic Tower Mortgage Trust:
Series 2017-OT, Class D, 3.95%, 05/10/39 (b)(e)		3,010	2,966,679
Series 2017-OT, Class E, 3.95%, 05/10/39 (b)(e)		5,660	5,279,308
RAIT Trust:
Series 2017-FL7, Class A, (1 mo. LIBOR US + 0.950%), 2.73%, 06/15/37 (a)(b)		3,500	3,503,297
Series 2017-FL7, Class C, (1 mo. LIBOR US + 2.500%), 4.28%, 06/15/37 (a)(b)		550	549,998
Resource Capital Corp. Ltd.:
Series 2017-CRE5, Class A, (1 mo. LIBOR US + 0.800%), 2.59%, 07/15/34 (a)(b)		2,959	2,959,649
Series 2017-CRE5, Class B, (1 mo. LIBOR US + 2.000%), 3.79%, 07/15/34 (a)(b)(d)		939	938,835
RSO, Series 17, Class REPO, 5.20%, 07/17/20 (d)		9,872	9,871,994
STRIPs Ltd., Series 2012-1A, Class B, 0.50%, 12/25/44 (b)(d)		56	55,715
Velocity Commercial Capital Loan Trust:
Series 2015-1, Class AFL, (1 mo. LIBOR US + 2.430%), 4.30%, 06/25/45 (a)(b)		1,112	1,124,552
Series 2016-2, Class AFL, (1 mo. LIBOR US + 1.800%), 3.67%, 10/25/46 (a)		1,110	1,126,170
Series 2016-2, Class M1, 3.66%, 10/25/46 (e)		360	350,006
Series 2016-2, Class M2, 4.46%, 10/25/46 (e)		200	200,295
Series 2016-2, Class M3, 5.50%, 10/25/46 (e)		340	356,844
Series 2016-2, Class M4, 7.23%, 10/25/46 (e)		370	388,175
VNDO Mortgage Trust, Series 2013-PENN, Class D, 3.95%, 12/13/29 (b)(e)		550	548,892
VNDO Trust, Series 2016-350P, Class E, 3.90%, 01/10/35 (b)(e)		1,960	1,804,715
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class AJ, 5.63%, 10/15/48 (e)		113	114,731
Waldorf Astoria Boca Raton Trust,
Series 2016-BOCA, Class A, (1 mo. LIBOR US + 1.350%), 3.13%, 06/15/29 (a)(b)		3,870	3,878,122
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR13, Class 2A, (Cost of Funds for the 11th District of San Francisco + 1.500%), 2.28%, 10/25/46 (a)		5,635	5,459,750
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class C, 3.89%, 02/15/48		902	849,114
Series 2015-C31, Class A4, 3.70%, 11/15/48		1,800	1,821,225
Series 2015-NXS2, Class A5, 3.77%, 07/15/58 (e)		3,050	3,102,992
Series 2015-NXS4, Class A4, 3.72%, 12/15/48		608	620,929
Series 2015-NXS4, Class D, 3.60%, 12/15/48 (e)		220	195,798
Series 2017-C38, Class A5, 3.45%, 07/15/50		1,261	1,250,607
Series 2017-C39, Class C, 4.12%, 09/15/50		590	572,826
Series 2017-C39, Class D, 4.36%, 09/15/50 (b)(e)		430	393,491
Series 2017-HSDB, Class A, (1 mo. LIBOR US + 0.850%), 2.60%, 12/13/31 (a)(b)		1,508	1,510,374
Series 2018-BXI, Class E, (1 mo. LIBOR US + 2.157%), 3.93%, 12/15/36 (a)(b)		890	887,404

CONSOLIDATED SCHEDULE OF INVESTMENTS	59

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
WFRBS Commercial Mortgage Trust:
Series 2011-C3, Class A3FL, (1 mo. LIBOR US + 0.950%), 2.74%, 03/15/44 (a)(b)	USD	258	$258,251
Series 2014-C21, Class A5, 3.68%, 08/15/47 .		1,515	1,538,342
Worldwide Plaza Trust, Series 2017-WWP, Class E, 3.60%, 11/20/27 (b)(e)		1,660	1,480,476

Total Commercial Mortgage-Backed Securities — 3.7% (Cost: $468,890,231)			467,242,237
Interest Only Collateralized Mortgage Obligations — 0.0%
Seasoned Credit Risk Transfer Trust:
Series 2017-3, Class B, 0.00%, 07/25/56 (b)(j) .		1,627	125,957
Series 2017-3, Class BIO, 1.15%, 07/25/56 (b)(e)		3,296	311,682

Total Interest Only Collateralized Mortgage Obligations — 0.0% (Cost: $441,222)			437,639
Interest Only Commercial Mortgage-Backed Securities — 0.3%
245 Park Avenue Trust, Series 2017-245P, Class XA, 0.27%, 06/05/37 (b)(e)		13,000	197,990
Banc of America Commercial Mortgage Trust:
Series 2015-UBS7, Class XA, 0.89%, 09/15/48 (e)		1,179	59,592
Series 2017-BNK3, Class XB, 0.63%, 02/15/50 (e)		23,000	1,101,010
Series 2017-BNK3, Class XD, 1.29%, 02/15/50 (b)(e)		5,000	431,550
Barclays Commercial Mortgage Trust, Series 2015-SRCH, Class XA, 0.96%, 08/10/35 (b)(e)		17,710	1,228,543
CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class XD, 1.71%, 01/10/48 (b)(e)		5,497	574,162
Series 2016-C4, Class XA, 1.75%, 05/10/58 (e)		6,215	634,060
Series 2016-C4, Class XB, 0.73%, 05/10/58 (e)		5,810	290,790
Citigroup Commercial Mortgage Trust:
Series 2015-GC27, Class XA, 1.41%, 02/10/48 (e)		7,399	536,554
Series 2016-P3, Class XA, 1.71%, 04/15/49 (e)		8,604	839,187
Series 2017-P8, Class XA, 0.93%, 09/15/50 (e)		7,135	486,144
Citigroup/Deutsche Bank Mortgage Trust, Series 2017-CD3, Class XA, 1.04%, 02/10/50 (e)		8,905	633,195
Commercial Mortgage Pass-Through Certificates:
Series 2013-CR6, Class XA, 1.09%, 03/10/46 (e)		22,007	747,117
Series 2015-3BP, Class XA, 0.06%, 02/10/35 (b)(e)		150,000	919,500
Series 2015-CR23, Class XA, 0.98%, 05/10/48 (e)		29,055	1,331,411
Series 2015-CR24, Class XA, 0.81%, 08/10/48 (e)		29,352	1,362,697
Series 2015-CR25, Class XA, 0.94%, 08/10/48 (e)		23,565	1,233,718
Series 2016-DC2, Class XA, 1.06%, 02/10/49 (e)		11,017	662,678

Security	Par (000)		Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Pass-Through Certificates: (continued)
Series 2017-COR2, Class XA, 1.18%, 09/10/50 (e)	USD	7,844	$686,271
Core Industrial Trust:
Series 2015-TEXW, Class XA, 0.77%, 02/10/34 (b)(e)		12,909	336,703
Series 2015-WEST, Class XA, 0.94%, 02/10/37 (b)(e)		9,900	561,685
CSAIL Commercial Mortgage Trust:
Series 2016-C5, Class XA, 1.04%, 11/15/48 (e)		7,052	374,657
Series 2017-CX10, Class XB, 0.14%, 11/15/27 (e)		12,490	215,700
Deutsche Bank JPMorgan Mortgage Trust, Series 2017-C6, Class XD, 1.00%, 06/10/50 (b)(e)		5,780	388,069
FREMF Mortgage Trust, Series 2015-K718, Class X2A, 0.10%, 02/25/22 (b)(e)		93,197	285,946
GS Mortgage Securities Trust, Series 2016-GS3, Class XA, 1.27%, 10/10/49 (e)		4,921	381,991
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C23, Class XA, 0.82%, 09/15/47 (e)		40,717	1,156,755
Series 2015-C29, Class XA, 0.92%, 05/15/48 (e)		3,012	98,739
Series 2016-C1, Class XA, 1.38%, 03/15/49 (e)		17,899	1,314,092
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class XC, 0.75%, 12/15/49 (b)(e)		4,940	253,027
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-LC11, Class XB, 0.54%, 04/15/46 (e)		4,570	112,256
Series 2014-C22, Class XA, 0.91%, 09/15/47 (e)		4,003	176,168
Series 2015-C27, Class XA, 1.35%, 02/15/48 (e)		37,113	2,115,309
Series 2016-JP3, Class XC, 0.75%, 08/15/49 (b)(e)		13,040	649,914
Series 2016-JP4, Class XA, 0.81%, 12/15/49 (e)		2,973	127,745
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, 1.23%, 03/10/50 (b)(e)		3,987	189,985
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C19, Class XF, 1.19%, 12/15/47 (b)(e)		4,370	254,290
Series 2015-C22, Class XA, 1.14%, 04/15/48 (e)		3,023	165,500
Series 2015-C26, Class XA, 1.10%, 10/15/48 (e)		12,062	728,933
Series 2015-C26, Class XD, 1.35%, 10/15/48 (b)(e)		4,490	386,454
Series 2016-C28, Class XA, 1.28%, 01/15/49 (e)		4,065	291,199
Series 2016-C29, Class XB, 0.96%, 05/15/49 (e)		9,126	620,755

60	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch Trust: (continued)
Series 2016-C31, Class XA, 1.45%, 11/15/49 (e)	USD	2,632	$230,054
Morgan Stanley Capital I Trust:
Series 2016-UBS9, Class XD, 1.54%, 03/15/49 (b)(e)		13,984	1,352,812
Series 2017-H1, Class XD, 2.20%, 06/15/50 (b)(d)(e)		3,293	538,406
Morgan Stanley Capital I, Inc., Series 2017-HR2, Class XA, 0.81%, 12/15/50 (e)		15,569	959,707
Olympic Tower Mortgage Trust, Series 2017-OT, Class XA, 0.38%, 05/10/39 (b)(e)		36,697	1,178,708
One Market Plaza Trust:
Series 2017-1MKT, Class XCP, 0.09%, 02/10/32 (b)(e)		53,230	282,651
Series 2017-1MKT, Class XNCP, 0.00%, 02/10/32 (b)(d)(e)		10,646	63,876
UBS Commercial Mortgage Trust, Series 2017-C1, Class XA, 1.61%, 06/15/50 (e)		6,932	741,425
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class XA, 0.91%, 02/15/48 (e)		16,357	794,422
Series 2015-NXS1, Class XB, 0.36%, 05/15/48 (e)		3,210	102,087
Series 2015-NXS4, Class XA, 0.95%, 12/15/48 (e)		3,209	172,216
Series 2016-BNK1, Class XB, 1.34%, 08/15/49 (e)		6,800	629,952
Series 2016-BNK1, Class XD, 1.27%, 08/15/49 (b)(e)		3,420	278,593
Series 2016-C33, 1.80%, 03/15/59 (e)		16,105	1,553,873
Series 2016-LC25, Class XA, 1.08%, 12/15/59 (e)		12,257	743,051
Series 2017-C41, Class XA, 1.24%, 11/15/50 (e)		17,509	1,573,724
WFRBS Commercial Mortgage Trust, Series 2014-C20, Class XA, 1.11%, 05/15/47 (e)		4,795	204,374

Total Interest Only Commercial Mortgage-Backed Securities — 0.3% (Cost: $37,810,521)			36,541,972

Total Non-Agency Mortgage-Backed Securities — 6.0% (Cost: $765,340,540)			765,204,911

Preferred Securities — 0.9%

Capital Trusts — 0.8%
Aerospace & Defense — 0.1%
United Technologies Corp., 1.78%, 05/04/18 (c)		8,656	8,648,592

Banks — 0.5%
ABN AMRO Bank NV, (5 yr. Euro Swap + 3.898%), 4.75% (m)(n)	EUR	2,800	3,562,575
Banco Bilbao Vizcaya Argentaria SA, (5 yr. Euro Swap + 9.177%), 8.88% (m)(n)		800	1,164,910
Banco Santander SA:
(5 yr. Euro Swap + 4.097%), 4.75% (m)(n)		1,200	1,482,078
(5 yr. Euro Swap + 6.803%), 6.75% (m)(n)		3,100	4,291,199
Bank of East Asia Ltd.:
(5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.834%), 5.50% (m)(n)	USD	688	685,374

Security	Par (000)		Value
Banks (continued)
Bank of East Asia Ltd.: (continued)
(5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.682%), 5.63% (m)(n)	USD	285	$284,030
Bank of Ireland, (5 yr. Euro Swap + 6.956%), 7.38% (m)(n)	EUR	810	1,102,731
Bankia SA, (5 yr. Euro Swap + 5.819%), 6.00% (m)(n)		1,600	2,069,599
BNP Paribas SA, (5 yr. Euro Swap + 5.230%), 6.13% (m)(n)		1,230	1,717,808
CaixaBank SA, (5 yr. Euro Swap + 4.504%), 5.25% (m)(n)		200	245,783
China Construction Bank Corp., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.974%), 4.65% (m)(n)	USD	585	573,540
Cooperatieve Rabobank UA, (5 yr. Euro Swap + 5.250%), 5.50% (m)(n)	EUR	700	929,144
Credit Agricole SA, (5 yr. Euro Swap + 5.120%), 6.50% (m)(n)		1,070	1,474,573
Danske Bank A/S:
(6 yr. Euro Swap + 4.640%), 5.75% (m)(n)		200	263,624
(5 yr. Euro Swap + 5.471%), 5.88% (m)(n)		850	1,168,775
DNB Bank ASA, (5 yr. Swap Semi 30/360 US + 4.075%), 5.75% (m)(n)	USD	800	810,000
Hongkong & Shanghai Banking Corp. Ltd., (3 mo. LIBOR US + 0.000%), 2.00% (a)(n)		1,500	1,351,180
HSBC Holdings PLC:
(USD Swap Rate 11:00 am NY 1 + 3.746%), 6.00% (m)(n)		10,345	10,081,203
(USD Swap Rate 11:00 am NY 1 + 3.453%), 6.25% (m)(n)		2,025	2,070,563
(USD Swap Rate 11:00 am NY 1 + 3.705%), 6.38% (m)(n)		800	810,000
(USD Swap Rate 11:00 am NY 1 + 3.606%), 6.50% (m)(n)		1,650	1,683,000
ING Groep NV, (5 yr. Swap Semi 30/360 US + 4.445%), 6.00% (m)(n)		440	451,000
Intesa Sanpaolo SpA, (5 yr. Euro Swap + 6.884%), 7.00% (m)(n)	EUR	1,049	1,405,924
Itau Unibanco Holding SA, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.981%), 6.13% (b)(m)(n)	USD	556	544,880
KBC Group NV, (5 yr. Euro Swap + 4.759%), 5.63% (m)(n)	EUR	400	509,584
Lehman Brothers Holdings Capital Trust VII, 5.86% (d)(n)	USD	1,888	—
Lloyds Banking Group PLC:
(3 mo. LIBOR US + 1.495%), 6.41% (b)(m)(n)		500	551,250
(3 mo. LIBOR US + 1.270%), 6.66% (m)(n)		175	195,234
(3 mo. LIBOR US + 1.270%), 6.66% (b)(m)(n)		1,125	1,255,078
Macquarie Bank Ltd., (5 yr. Swap Semi 30/360 US + 3.703%), 6.13% (m)(n)		1,304	1,276,290
National Westminster Bank PLC, 2.25% (e)(n)		2,000	1,810,000
Nordea Bank AB, (USD Swap Rate 11:00 am NY 1 + 3.563%), 5.50% (m)(n)		720	727,200
Postal Savings Bank of China Co. Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.634%), 4.50% (m)(n)		2,000	1,885,000
Royal Bank of Scotland Group PLC, (5 yr. Swap Semi 30/360 US + 7.598%), 8.63% (m)(n)		800	869,000
Santander UK Group Holdings PLC, (5 yr. GBP Swap + 5.543%), 7.38% (m)(n)	GBP	700	1,068,277
UniCredit SpA, (5 yr. Euro Swap + 9.300%), 9.25% (m)(n)	EUR	700	1,030,060
United Overseas Bank Ltd., (5 yr. Swap Semi 30/360 US + 1.794%), 3.88% (m)(n)	USD	864	828,595

CONSOLIDATED SCHEDULE OF INVESTMENTS	61

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Banks (continued)
Westpac Banking Corp., (USD Swap Rate 11:00 am NY 1 + 2.888%), 5.00% (m)(n)	USD	325	$300,580
Woori Bank:
(5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.306%), 4.50% (m)(n)		1,238	1,211,779
(5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.347%), 5.25% (m)(n)		1,975	1,952,920

			55,694,340
Capital Markets — 0.1%
Bank of New York Mellon Corp., (3 mo. LIBOR US + 3.131%), 4.63% (m)(n)		6,967	6,775,407
Credit Suisse Group AG, (5 yr. Swap Semi 30/360 US + 5.108%), 7.13% (m)(n)		440	459,800
UBS Group AG:
(5 yr. Euro Swap + 5.287%), 5.75% (m)(n)	EUR	700	959,291
(USD Swap Rate 11:00 am NY 1 + 5.497%), 6.88% (m)(n)	USD	800	838,400
(5 yr. Swap Semi 30/360 US + 5.883%), 7.13% (m)(n)		440	463,373
UBS Group Funding Switzerland AG, (5 yr. Swap Semi 30/360 US + 2.432%), 5.00% (m)(n)		1,775	1,659,575

			11,155,846
Commercial Services & Supplies — 0.0%
King Talent Management Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.521%), 5.60% (m)(n)		800	775,036

Construction & Engineering — 0.0%
Chalieco Hong Kong Corp. Ltd., (3 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 8.292%), 5.70% (m)(n)		200	200,553

Diversified Financial Services — 0.0%
HBOS Capital Funding LP, 6.85% (n)		2,046	2,077,304

Diversified Telecommunication Services — 0.0%
Koninklijke KPN NV, (5 yr. GBP Swap + 5.505%), 6.88%, 03/14/73 (m)	GBP	100	151,524
Orange SA, (5 yr. Euro Swap + 3.668%), 5.25% (m)(n)	EUR	1,090	1,549,077

			1,700,601
Electric Utilities — 0.0%
Electricite de France SA, (8 yr. Euro Swap + 2.441%), 4.13% (m)(n)		800	1,043,738
Gas Natural Fenosa Finance BV:
(9 yr. Euro Swap + 3.079%), 3.38% (m)(n)		900	1,118,502
(8 yr. Euro Swap + 3.353%), 4.13% (m)(n)		400	521,996

			2,684,236
Electronic Equipment, Instruments & Components — 0.0%
Belden, Inc., 4.13%, 10/15/26		100	129,105

Industrial Conglomerates — 0.0%
General Electric Co., 4.88%, 09/18/37	GBP	700	1,153,572

Insurance — 0.0%
Achmea BV, (3 mo. EURIBOR + 4.550%), 4.25% (m)(n)	EUR	1,060	1,370,635
Assicurazioni Generali SpA, (3 mo. LIBOR GBP + 2.200%), 6.42% (m)(n)	GBP	100	149,750
ELM BV for Helvetia Schweizerische Versich-erungsgesellschaft AG, (3 mo. EURIBOR + 3.650%), 3.38%, 09/29/47 (m)	EUR	700	893,615

Security	Par (000)		Value
Insurance (continued)
Heungkuk Life Insurance Co. Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.472%), 4.48%, 11/09/47 (m)	USD	488	$461,284

			2,875,284
Machinery — 0.0%
Weichai International Hong Kong Energy Group Co. Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 6.084%), 3.75% (m)(n)		278	261,830

Media — 0.0%
NBCUniversal Enterprise, Inc., 5.25% (b)(n)		3,770	3,911,375

Metals & Mining — 0.0%
BHP Billiton Finance Ltd., (5 yr. Euro Swap + 4.800%), 5.63%, 10/22/79 (m)	EUR	900	1,337,817

Multi-Utilities — 0.1%
Dominion Energy, Inc., 2.58%, 07/01/20	USD	6,650	6,566,013

Oil, Gas & Consumable Fuels — 0.0%
PTTEP Treasury Center Co. Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.724%), 4.60% (m)(n)		825	810,786
Repsol International Finance BV, (10 yr. Euro Swap + 4.200%), 4.50%, 03/25/75 (m)	EUR	150	201,834

			1,012,620
Real Estate Management & Development — 0.0%
Agile Group Holdings Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 9.216%), 6.88% (m)(n)	USD	800	793,064
ATF Netherlands BV, (5 yr. Euro Swap + 4.375%), 3.75% (m)(n)	EUR	600	763,557
Fastighets AB Balder, (5 yr. Euro Swap + 2.895%), 3.00%, 03/07/78 (m)		100	118,782
Grand City Properties SA, (5 yr. Euro Swap + 3.888%), 3.75% (m)(n)		800	1,042,970

			2,718,373
Transportation Infrastructure — 0.0%
Royal Capital BV, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 5.930%), 4.88% (m)(n)	USD	219	212,999

Wireless Telecommunication Services — 0.0%
Telefonica Europe BV:
(5 yr. Euro Swap + 2.327%), 2.63% (m)(n)	EUR	100	120,270
(5 yr. Euro Swap + 3.806%), 4.20% (m)(n)		400	517,391
(10 yr. Euro Swap + 4.301%), 5.88% (m)(n)		2,000	2,797,967
(8 yr. Euro Swap + 5.586%), 7.63% (m)(n)		200	295,279

			3,730,907

Total Capital Trusts — 0.8% (Cost: $105,181,474)			106,846,403

62	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Shares		Value
Preferred Stocks — 0.0%

Diversified Financial Services — 0.0%
Concrete Investment II SCA, 0.00%, 08/27/44 (d)(f)		12,471	$414,314

Total Preferred Stocks — 0.0% (Cost: $1,088,511)			414,314

Trust Preferreds — 0.1%

Banks — 0.1%
Citigroup Capital XIII, 8.14%, 10/30/40		349,440	9,501,274

Total Trust Preferreds — 0.1% (Cost: $9,587,771)			9,501,274

Total Preferred Securities — 0.9% (Cost: $115,857,756)			116,761,991

	Par (000)
Taxable Municipal Bonds — 3.9%
Alamo Community College District GO:
5.00%, 08/15/34	USD	1,130	1,326,417
5.00%, 08/15/35		1,260	1,474,502
5.00%, 08/15/36		1,650	1,926,474
5.00%, 08/15/37		1,600	1,863,824
5.00%, 08/15/38		1,570	1,826,083
American Municipal Power, Inc. RB, 6.45%, 02/15/44		895	1,217,585
Arizona Health Facilities Authority RB, 2.36%, 01/01/37 (e)		1,355	1,250,028
Bay Area Toll Authority RB:
6.92%, 04/01/40		3,145	4,381,803
7.04%, 04/01/50		5,965	8,900,198
Buckeye Tobacco Settlement Financing Authority RB, 5.88%, 06/01/47		5,210	5,130,131
California Health Facilities Financing Authority RB:
5.00%, 08/15/33		1,190	1,384,993
5.00%, 08/15/47		1,650	1,832,226
California Pollution Control Financing Authority RB, 5.00%, 11/21/45 (b)		1,000	1,064,730
Central Texas Regional Mobility Authority RB:
5.00%, 01/01/45		900	986,886
5.00%, 01/01/46		900	985,086
Chesapeake Bay Bridge & Tunnel District RB, 5.00%, 07/01/51		700	774,067
Chesapeake Bay Bridge & Tunnel District RB AGM, 5.00%, 07/01/41		880	985,151
City & County of Denver, CO Airport System Revenue RB:
5.00%, 11/15/28		1,180	1,382,299
5.00%, 11/15/29		1,180	1,374,771
5.00%, 11/15/30		945	1,095,850
City of Aurora, CO Water Revenue RB, 5.00%, 08/01/46		770	873,596
City of Austin, TX Water & Wastewater System Revenue RB, 5.00%, 11/15/43		1,650	1,828,249
City of Houston, TX Airport System Revenue RB, 5.00%, 07/01/24		700	766,780
City of Houston, TX Combined Utility System Revenue RB, 5.00%, 11/15/35		1,245	1,433,817
City of Philadelphia, PA Airport Revenue RB:
5.00%, 07/01/42		1,000	1,115,870
5.00%, 07/01/47		1,000	1,111,700
City of Riverside, CA Electric Revenue RB, 7.61%, 10/01/40		1,325	1,953,249
City of San Antonio, TX Electric & Gas Systems Revenue RB, 5.00%, 02/01/48		1,600	1,737,520

Security	Par (000)		Value
City Public Service Board of San Antonio, TX RB, 5.81%, 02/01/41	USD	3,260	$4,186,394
Clark County School District GO:
5.00%, 06/15/27		365	418,896
5.00%, 06/15/28		705	805,434
Colorado Health Facilities Authority RB, 5.25%, 02/01/31		785	829,447
Commonwealth Financing Authority RB:
3.86%, 06/01/38		2,325	2,336,113
4.14%, 06/01/38		1,730	1,794,875
Commonwealth of Massachusetts GO, 5.00%, 11/01/42		1,890	2,188,960
Commonwealth of Puerto Rico GO, 8.00%, 07/01/35 (f)(l)		12,415	5,276,375
Connecticut State Health & Educational Facility Authority RB, 5.00%, 07/01/45		1,700	1,822,468
Contra Costa Community College District GO, 6.50%, 08/01/34		570	720,092
County of Anne Arundel, MD GO, 5.00%, 10/01/47		1,640	1,907,779
County of Clark Department of Aviation RB, 5.00%, 07/01/21		1,800	1,961,064
County of Miami-Dade, FL Aviation Revenue RB:
2.50%, 10/01/24		2,490	2,371,576
3.35%, 10/01/29		560	536,435
3.45%, 10/01/30		1,030	1,011,965
3.50%, 10/01/31		965	950,100
5.00%, 10/01/38		1,600	1,764,768
5.00%, 10/01/40		1,650	1,847,060
County of Miami-Dade, FL GO:
5.00%, 07/01/34		1,000	1,147,440
5.00%, 07/01/35		960	1,099,277
Dallas Area Rapid Transit RB:
5.00%, 12/01/41		1,780	2,005,099
5.00%, 12/01/46		2,410	2,706,044
Dallas/Fort Worth International Airport RB:
5.00%, 11/01/42		2,025	2,181,350
Series A, 5.00%, 11/01/43		60	63,321
5.00%, 11/01/45		3,670	3,871,226
5.00%, 11/01/45		2,650	2,851,797
District of Columbia GO, 5.00%, 06/01/42		1,750	2,019,377
District of Columbia RB:
5.00%, 07/15/34		775	872,681
5.59%, 12/01/34		1,780	2,136,338
5.00%, 07/15/35		775	870,968
Dutchess County Local Development Corp. RB, 5.00%, 07/01/46		2,685	2,973,154
Golden State Tobacco Securitization Corp. RB, 5.13%, 06/01/47		4,095	4,095,000
Grant County Public Utility District No. 2 RB, 4.58%, 01/01/40		600	633,066
Great Lakes Water Authority Water Supply System Revenue RB, 5.25%, 07/01/33		755	884,241
Health & Educational Facilities Authority of the State of Missouri RB:
5.00%, 11/15/29		840	960,204
3.09%, 09/15/51		4,665	4,033,639
3.65%, 08/15/57		4,495	4,346,575
JobsOhio Beverage System RB, 3.99%, 01/01/29		2,760	2,884,255
Kentucky Economic Development Finance Authority RB, 5.25%, 06/01/50		850	913,359
Lexington County Health Services District, Inc. RB, 5.00%, 11/01/41		960	1,060,541
Los Angeles Community College District GO, 6.60%, 08/01/42		4,740	6,773,365

CONSOLIDATED SCHEDULE OF INVESTMENTS	63

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Los Angeles County Metropolitan Transportation Authority RB, 5.00%, 07/01/42	USD	2,650	$3,081,977
Los Angeles Department of Water & Power RB, 6.60%, 07/01/50		1,065	1,584,092
Los Angeles Unified School District GO:
5.75%, 07/01/34		415	513,907
6.76%, 07/01/34		4,355	5,825,596
Maryland Health & Higher Educational Facilities Authority RB, 5.25%, 07/01/27		815	914,732
Massachusetts Bay Transportation Authority RB:
5.00%, 07/01/39		970	1,119,632
5.00%, 07/01/40		1,020	1,174,693
5.00%, 07/01/41		1,060	1,219,837
5.00%, 07/01/42		1,115	1,282,161
5.00%, 07/01/43		890	1,022,663
Massachusetts Development Finance Agency RB, 5.00%, 07/01/47		1,260	1,400,944
Massachusetts Educational Financing Authority RB, 5.00%, 01/01/22		500	541,600
Mesquite Independent School District GO PSF, 5.00%, 08/15/42		1,700	1,940,414
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB, 5.00%, 07/01/46		1,800	1,989,108
Metropolitan St. Louis Sewer District RB, 5.00%, 05/01/42		1,850	2,146,870
Metropolitan Transportation Authority RB:
5.87%, 11/15/39		735	909,232
6.67%, 11/15/39		350	473,981
6.69%, 11/15/40		1,160	1,569,492
6.81%, 11/15/40		860	1,175,878
5.00%, 11/15/42		1,700	1,950,393
5.25%, 11/15/57		2,090	2,404,984
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB:
7.46%, 10/01/46		1,060	1,570,422
5.00%, 10/01/53		1,000	1,064,670
Metropolitan Washington Airports Authority RB, 5.00%, 10/01/32		2,710	3,070,322
Miami-Dade County Educational Facilities Authority RB:
5.00%, 04/01/48		1,740	1,949,165
5.07%, 04/01/50		1,300	1,462,851
Michigan Finance Authority RB:
5.00%, 06/01/39		840	928,360
5.00%, 11/15/41		850	939,446
5.00%, 12/01/47		5,660	6,118,064
Mississippi Hospital Equipment & Facilities Authority RB, 5.00%, 09/01/46		1,610	1,727,546
Municipal Electric Authority of Georgia RB, 6.64%, 04/01/57		1,610	1,999,926
New Jersey State Turnpike Authority RB, 7.41%, 01/01/40		2,329	3,430,361
New Jersey Transportation Trust Fund Authority RB, 5.00%, 06/15/29		915	1,008,623
New Orleans Aviation Board RB, 5.00%, 01/01/40		1,580	1,723,180
New York City Transitional Finance Authority Building Aid Revenue RB, 5.00%, 07/15/40		930	1,046,306
New York City Transitional Finance Authority Future Tax Secured Revenue RB:
3.05%, 05/01/27		4,675	4,542,370
5.00%, 08/01/31		470	547,075
5.00%, 02/01/35		1,040	1,186,453
5.00%, 05/01/36		990	1,131,075
New York City Water & Sewer System RB:
5.75%, 06/15/41		1,330	1,738,975
6.01%, 06/15/42		665	890,129

Security	Par (000)		Value
New York City Water & Sewer System RB: (continued)
5.38%, 06/15/43	USD	4,410	$4,789,481
5.50%, 06/15/43		5,285	5,759,910
5.88%, 06/15/44		1,195	1,589,936
New York Convention Center Development Corp. RB:
5.00%, 11/15/40		930	1,045,004
5.00%, 11/15/46		2,370	2,690,874
New York Liberty Development Corp RB, 5.25%, 10/01/35		1,030	1,278,168
New York State Dormitory Authority RB:
5.00%, 02/15/27		870	1,031,820
5.00%, 02/15/28		870	1,026,783
5.00%, 02/15/31		780	908,443
5.00%, 03/15/32		1,395	1,614,280
5.00%, 02/15/36		1,870	2,165,086
5.00%, 02/15/37		1,870	2,160,149
5.00%, 02/15/38		940	1,085,850
5.00%, 02/15/39		940	1,082,542
5.00%, 02/15/40		1,875	2,159,325
5.39%, 03/15/40		1,470	1,772,144
5.00%, 02/15/41		1,870	2,151,940
5.00%, 03/15/41		1,750	2,039,310
5.00%, 02/15/42		2,540	2,920,721
5.00%, 03/15/42		1,750	2,036,038
5.00%, 02/15/43		1,550	1,778,269
5.00%, 03/15/43		1,750	2,034,410
New York State Urban Development Corp. RB:
2.86%, 03/15/24		5,580	5,524,758
3.12%, 03/15/25		2,900	2,888,197
3.32%, 03/15/29		4,035	3,993,197
New York Transportation Development Corp. RB:
5.00%, 08/01/20		2,200	2,324,564
5.00%, 07/01/46		730	790,481
5.25%, 01/01/50		3,450	3,775,715
Orange County Local Transportation Authority RB, 6.91%, 02/15/41		2,790	3,816,246
Oregon School Boards Association GO:
5.48%, 06/30/22		4,895	5,396,786
5.49%, 06/30/23		7,030	7,856,869
Oregon School Boards Association GO AMBAC, 4.76%, 06/30/28		4,460	4,875,449
Pennsylvania Economic Development Financing Authority RB:
5.00%, 12/31/22		1,000	1,103,140
5.00%, 12/31/38		320	345,523
Permanent University Fund - University of Texas System RB, 3.38%, 07/01/47		3,945	3,753,549
Port Authority of New York & New Jersey RB:
5.00%, 09/15/25		2,300	2,644,770
4.96%, 08/01/46		1,970	2,351,668
5.00%, 11/15/47		860	966,778
4.93%, 10/01/51		1,045	1,220,644
4.46%, 10/01/62		3,505	3,835,522
4.81%, 10/15/65		1,740	2,049,389
Public Power Generation Agency RB, 5.00%, 01/01/35		1,070	1,207,720
Regents of the University of California Medical Center Pooled Revenue RB:
6.40%, 05/15/31		2,040	2,519,155
6.58%, 05/15/49		2,860	3,909,248
Royal Oak Hospital Finance Authority RB, 5.00%, 09/01/39		1,160	1,261,836
Salt Lake City Corp. Airport Revenue RB:
5.00%, 07/01/47		2,960	3,293,089

64	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Salt Lake City Corp. Airport Revenue RB: (continued)
5.00%, 07/01/47	USD	1,100	$1,250,711
Salt River Project Agricultural Improvement & Power District RB, 5.00%, 12/01/36		1,280	1,449,984
San Diego Public Facilities Financing Authority Sewer Revenue RB, 5.00%, 05/15/39		1,250	1,444,463
San Diego Unified School District GO, 5.00%, 07/01/41		2,370	2,770,957
San Francisco City & County Airport Comm-San Francisco International Airport RB, 5.00%, 05/01/41		1,690	1,892,225
San Francisco City & County Airport RB, 5.00%, 05/01/47		1,890	2,129,161
San Jose Redevelopment Agency Successor Agency TA:
2.96%, 08/01/24		7,265	7,199,615
3.13%, 08/01/28		4,275	4,130,377
3.25%, 08/01/29		3,585	3,469,706
South Carolina Public Service Authority RB:
2.39%, 12/01/23		2,692	2,542,863
5.00%, 12/01/49		1,730	1,842,018
5.00%, 12/01/50		1,730	1,856,757
State Board of Administration Finance Corp. RB:
3.00%, 07/01/20		3,770	3,791,338
2.64%, 07/01/21		4,400	4,371,752
State of California GO:
2.25%, 10/01/23		7,420	7,186,789
7.50%, 04/01/34		2,210	3,187,704
7.55%, 04/01/39		3,715	5,656,756
7.30%, 10/01/39		820	1,195,847
7.35%, 11/01/39		1,320	1,929,695
7.60%, 11/01/40		6,115	9,459,538
State of Connecticut GO, 3.31%, 01/15/26		8,375	8,087,570
State of Illinois GO, 5.10%, 06/01/33		8,190	7,676,733
State of Kansas Department of Transportation RB, 5.00%, 09/01/35		930	1,064,711
State of Ohio GO:
5.00%, 05/01/30		1,180	1,362,806
5.00%, 03/15/32		2,380	2,691,566
5.00%, 05/01/32		1,580	1,813,761
State of Washington GO:
5.00%, 07/01/30		4,470	5,093,967
5.00%, 08/01/30		1,000	1,170,470
5.00%, 08/01/40		2,720	3,075,368
5.00%, 08/01/40		1,120	1,295,112
5.00%, 02/01/41		1,880	2,158,635
5.00%, 08/01/41		1,175	1,357,677
5.00%, 08/01/42		1,245	1,437,477
State of Wisconsin GO:
5.00%, 05/01/32		1,040	1,198,215
5.00%, 05/01/33		940	1,078,424
5.00%, 11/01/33		1,520	1,791,715
5.00%, 05/01/34		1,220	1,395,424
5.00%, 05/01/36		1,520	1,727,054
5.00%, 05/01/38		1,530	1,736,321
State of Wisconsin RB, 3.15%, 05/01/27		3,355	3,302,293
Sumter Landing Community Development District RB, 4.17%, 10/01/47		920	969,882
Texas A&M University RB:
2.76%, 05/15/26		5,045	4,924,374
2.84%, 05/15/27		2,240	2,186,957
Texas Municipal Gas Acquisition & Supply Corp. RB, 6.25%, 12/15/26		850	995,299
Texas Private Activity Bond Surface Transportation Corp. RB, 5.00%, 12/31/55		370	399,781
Tobacco Settlement Finance Authority RB, 7.47%, 06/01/47		6,770	6,703,993
Tobacco Settlement Financing Corp. RB:
5.00%, 06/01/41		3,580	3,575,847

Security		Par (000)	Value
Tobacco Settlement Financing Corp. RB: (continued)
6.71%, 06/01/46	USD	3,325	$3,139,299
TSASC, Inc. RB, 5.00%, 06/01/41		1,700	1,838,720
University of California RB:
3.06%, 07/01/25		1,865	1,853,679
4.60%, 05/15/31		1,950	2,153,444
4.86%, 05/15/2112		1,415	1,534,313
University of Houston RB:
5.00%, 02/15/33		955	1,091,517
5.00%, 02/15/34		875	997,448
5.00%, 02/15/35		1,990	2,262,491
5.00%, 02/15/36		2,560	2,904,806
Virginia Small Business Financing Authority RB, 5.00%, 12/31/56		2,190	2,368,222
Weld County School District No. RE-4 GO, 5.25%, 12/01/41		1,560	1,825,918
West Virginia Hospital Finance Authority RB:
5.00%, 06/01/19		895	928,482
5.00%, 06/01/20		965	1,025,062
5.00%, 06/01/21		960	1,041,619
5.00%, 06/01/22		1,050	1,159,652
5.00%, 06/01/23		870	973,330
5.00%, 06/01/24		935	1,060,823
Wisconsin Health & Educational Facilities Authority RB, 5.00%, 12/15/44		790	851,383

Total Taxable Municipal Bonds — 3.9% (Cost: $492,086,158)			493,278,180

U.S. Government Sponsored Agency Securities — 72.3%

Agency Obligations — 0.1%
Fannie Mae 6.63%, 11/15/30		1,450	1,985,324
Freddie Mac:
4.88%, 06/13/18		4,300	4,325,327
3.75%, 03/27/19		3,650	3,705,006

			10,015,657
Collateralized Mortgage Obligations — 0.6%
Fannie Mae:
Series 2003-W5, Class A, (1 mo. LIBOR US + 0.110%), 1.98%, 04/25/33 (a)		3	2,511
Series 2005-48, Class AR, 5.50%, 02/25/35 .		3	3,171
Series 2016-C02, Class 1M2, (1 mo. LIBOR US + 6.000%), 7.87%, 09/25/28 (a)		640	766,113
Series 2016-C04, Class 1M2, (1 mo. LIBOR US + 4.250%), 6.12%, 01/25/29 (a)		4,553	5,153,181
Series 2016-C06, Class 1M2, (1 mo. LIBOR US + 4.250%), 6.12%, 04/25/29 (a)		4,038	4,576,748
Series 2017-C01, Class 1B1, (1 mo. LIBOR US + 5.750%), 7.62%, 07/25/29 (a)		1,713	2,000,215
Series 2017-C01, Class 1M2, (1 mo. LIBOR US + 3.550%), 5.42%, 07/25/29 (a)		3,204	3,478,917
Series 2017-C03, Class 1B1, (1 mo. LIBOR US + 4.850%), 6.72%, 10/25/29 (a)		9,530	10,499,360
Series 2017-C03, Class 1M2, (1 mo. LIBOR US + 3.000%), 4.87%, 10/25/29 (a)		676	717,452
Series 2017-C05, Class 1B1, (1 mo. LIBOR US + 3.600%), 5.47%, 01/25/30 (a)		3,850	3,854,819
Series 2017-C05, Class 1M2, (1 mo. LIBOR US + 2.200%), 4.07%, 01/25/30 (a)		2,245	2,274,458
Series 2017-C07, Class 1B1, (1 mo. LIBOR US + 4.000%), 5.87%, 05/25/30 (a)		3,464	3,555,565
Freddie Mac:
Series 2015-DN1, Class B, (1 mo. LIBOR US + 11.500%), 13.37%, 01/25/25 (a)		502	724,749

CONSOLIDATED SCHEDULE OF INVESTMENTS	65

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Collateralized Mortgage Obligations (continued)
Freddie Mac: (continued)
Series 2015-HQ2, Class B, (1 mo. LIBOR US + 7.950%), 9.82%, 05/25/25 (a)	USD	529	$643,666
Series 2016-DNA4, Class M3, (1 mo. LIBOR US + 3.800%), 5.67%, 03/25/29 (a)		3,200	3,575,416
Series 2017-DNA1, Class M2, (1 mo. LIBOR US + 3.250%), 5.12%, 07/25/29 (a)		3,290	3,550,162
Series 2017-DNA2, Class B1, (1 mo. LIBOR US + 5.150%), 7.02%, 10/25/29 (a)		2,180	2,458,163
Series 2017-DNA2, Class M2, (1 mo. LIBOR US + 3.450%), 5.32%, 10/25/29 (a)		4,004	4,354,797
Series 2017-DNA3, Class B1, (1 mo. LIBOR US + 4.450%), 6.32%, 03/25/30 (a)		3,870	4,133,779
Series 2017-DNA3, Class M2, (1 mo. LIBOR US + 2.500%), 4.37%, 03/25/30 (a)		7,630	7,821,077
Series 2017-HRP1, Class M2, (1 mo. LIBOR US + 2.450%), 4.32%, 12/25/42 (a)		810	836,954
Series 2018-DNA1, Class B1, (1 mo. LIBOR US + 3.150%), 5.02%, 07/25/30 (a)		4,320	4,135,444
Series 2018-DNA1, Class M2, (1 mo. LIBOR US + 1.800%), 3.67%, 07/25/30 (a)		2,800	2,771,243

			71,887,960
Commercial Mortgage-Backed Securities — 0.2%
Fannie Mae:
Series 2006-M2, Class A2A, 5.27%, 10/25/32 (e)		2,196	2,289,530
Series 2015-M10, Class A2, 3.09%, 04/25/27 (e)		1,000	990,620
Series 2017-M12, Class A2, 3.08%, 06/25/27 (e)		1,690	1,670,501
Series 2017-M8, Class A2, 3.06%, 05/25/27 (e)		1,056	1,039,640
Series 2018-M1, Class A2, 2.99%, 12/25/27 (e)		1,611	1,577,174
Freddie Mac:
Series K034, Class A2, 3.53%, 07/25/23 (e)		1,220	1,254,342
Series K040, Class A2, 3.24%, 09/25/24		990	1,001,904
Series K058, Class A2, 2.65%, 08/25/26		1,160	1,114,589
Series K059, Class A2, 3.12%, 09/25/26 (e)		2,860	2,842,983
Series K060, Class A2, 3.30%, 10/25/26		1,220	1,228,699
Series K061, Class A2, 3.35%, 11/25/26 (e)		1,400	1,414,864
Series K062, Class A2, 3.41%, 12/25/26		237	240,029
Series K069, Class A2, 3.19%, 09/25/27 (e)		1,170	1,164,425
Series K071, Class A2, 3.29%, 11/25/27		1,820	1,822,737
Series K072, Class A2, 3.44%, 12/25/27		690	699,396
Series K730, Class A2, 3.59%, 01/25/25		2,600	2,691,333
Series KPLB, Class A, 2.77%, 05/25/25		2,700	2,621,921

			25,664,687
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Fannie Mae:
Series 2013-M5, Class X2, 2.18%, 01/25/22 (e)		10,196	453,046
Series 2014-M13, Class X2, 0.13%, 08/25/24 (e)		119,194	918,352
Series 2015-M4, Class X2, 0.55%, 07/25/22 (e)		37,715	719,905
Series 2016-M4, Class X2, 2.73%, 01/25/39 (e)		8,459	909,328
Series 2017-M12, Class X, 0.33%, 06/25/27 (e)		16,351	259,489
Freddie Mac:
Series K064, Class X1, 0.61%, 03/25/27 (e)		26,591	1,240,907
Series K065, Class X1, 0.68%, 04/25/27 (e)		25,538	1,327,824
Series K718, Class X1, 0.64%, 01/25/22 (e)		5,957	123,667
Series KIR1, Class X, 1.09%, 03/25/26 (e)		9,134	631,291
Series KW03, Class X1, 0.85%, 06/25/27 (e)		7,726	452,718

Security	Par (000)		Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Ginnie Mae:
Series 2012-120, Class IO, 0.77%, 02/16/53 (e)	USD	14,789	$643,594
Series 2012-23, Class IO, 0.64%, 06/16/53 (e)		3,636	84,269
Series 2013-191, Class IO, 0.76%, 11/16/53 (e)		2,973	102,942
Series 2013-63, Class IO, 0.79%, 09/16/51 (e)		21,584	1,153,265
Series 2014-40, Class AI, 1.00%, 02/16/39		7,353	153,687
Series 2014-52, Class AI, 0.83%, 08/16/41		5,506	124,927
Series 2015-171, Class IO, 0.89%, 11/16/55 (e)		11,243	720,318
Series 2015-173, Class IO, 0.89%, 09/16/55 (e)		6,861	439,125
Series 2015-22, Class IO, 0.73%, 03/16/55 (e)		11,077	595,194
Series 2015-48, Class IO, 0.68%, 02/16/50 (e)		5,879	285,125
Series 2016-110, Class IO, 1.04%, 05/16/58 (e)		6,544	524,187
Series 2016-119, Class IO, 1.13%, 10/16/52 (e)		10,112	809,476
Series 2016-125, Class IO, 1.06%, 12/16/57 (e)		9,272	676,326
Series 2016-128, Class IO, 0.94%, 09/16/56 (e)		4,649	363,012
Series 2016-152, Class IO, 0.98%, 08/15/58 (e)		18,307	1,375,829
Series 2016-158, Class IO, 0.91%, 06/16/58 (e)		6,572	505,242
Series 2016-26, Class IO, 0.98%, 02/16/58 (e)		17,597	1,270,585
Series 2016-87, Class IO, 1.01%, 08/16/58 (e)		9,308	708,749
Series 2017-100, Class IO, 0.81%, 05/16/59 (e)		8,875	589,646
Series 2017-151, Class IO, 0.71%, 09/16/57 (d)(e)		13,711	894,763
Series 2017-69, Class IO, 0.80%, 07/16/59 (e)		5,665	390,186
Series 2017-86, Class IO, 0.77%, 05/16/59 (e)		6,140	416,680

			19,863,654
Mortgage-Backed Securities — 71.3%
Fannie Mae Mortgage-Backed Securities:
5.00%, 05/01/23-04/01/48 (t)		56,691	60,974,351
4.00%, 01/01/25-01/01/57 (t)		2,491,789	2,559,700,233
4.50%, 02/01/25-02/01/57 (t)		300,081	317,952,676
3.50%, 08/01/26-04/01/48 (t)		1,467,630	1,481,209,621
3.00%, 01/01/27-04/01/48 (t)		1,132,304	1,125,203,055
2.50%, 09/01/27-04/01/33 (t)		616,515	604,509,569
2.00%, 10/01/31-12/01/31		13,546	12,947,926
5.50%, 12/01/32-04/01/48 (t)		32,947	36,130,074
6.00%, 02/01/34-04/01/48 (t)		20,184	22,363,098
6.50%, 05/01/40		3,720	4,177,730
5.06%, 09/01/44		4,806	5,126,815
Freddie Mac Mortgage-Backed Securities:
2.50%, 02/01/24-04/01/33 (t)		124,924	122,616,220
3.00%, 10/01/27-04/01/48 (t)		284,719	279,769,464
3.50%, 09/01/30-04/01/48 (t)(u)		354,904	357,915,064
5.50%, 02/01/35-06/01/41		4,294	4,708,348
5.00%, 07/01/35-11/01/41		13,985	15,079,557
4.50%, 02/01/39-04/01/48 (t)		146,280	154,788,636
4.00%, 01/01/40-09/01/47		172,951	178,772,794

66	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Mortgage-Backed Securities (continued)
Freddie Mac Mortgage-Backed Securities: (continued)
6.00%, 04/01/48 (t)	USD	7,800	$8,663,180
Ginnie Mae Mortgage-Backed Securities:
5.00%, 04/15/33-07/20/44		9,940	10,655,545
4.00%, 04/20/39-04/15/48 (t)		454,923	467,407,017
4.50%, 12/20/39-04/15/48 (t)		96,606	100,906,496
3.50%, 10/20/41-04/15/48 (t)		784,863	792,889,997
3.00%, 12/20/44-04/15/48 (t)		361,732	356,484,110
5.50%, 04/15/48 (t)		5,800	6,188,102

			9,087,139,678

Total U.S. Government Sponsored Agency Securities — 72.3% (Cost: $9,266,559,576)			9,214,571,636

U.S. Treasury Obligations — 15.1%
U.S. Treasury Bonds:
4.25%, 05/15/39 (p)		21,157	25,744,598
4.50%, 08/15/39		20,531	25,822,545
4.38%, 11/15/39		20,611	25,521,410
3.13%, 02/15/43 (p)		82,147	84,678,796
2.88%, 05/15/43-11/15/46 (p)		106,026	104,397,504
3.63%, 08/15/43		78,415	87,784,980
3.75%, 11/15/43		92,327	105,458,352
3.00%, 02/15/47-02/15/48		43,047	43,286,667
2.75%, 11/15/47 (p)		215,360	205,879,112
U.S. Treasury Inflation Indexed Notes, 0.13%, 04/15/22		53,092	52,343,954
U.S. Treasury Notes:
1.75%, 11/30/19 (p)		290,000	287,609,765
2.38%, 03/15/21		4,255	4,253,172
1.50%, 03/31/23		32,610	30,979,500
1.63%, 04/30/23		31,725	30,289,939
2.00%, 04/30/24-11/15/26 (p)		407,749	390,283,755
2.25%, 12/31/24-11/15/27 (q)		350,870	338,669,425
2.50%, 01/31/25		42,681	42,200,839
2.75%, 02/28/25		4,403	4,421,403
2.13%, 05/15/25		39,105	37,658,420

Total U.S. Treasury Obligations — 15.1% (Cost: $1,957,840,075)			1,927,284,136

Total Long-Term Investments — 149.9% (Cost: $19,246,478,123)			19,110,310,087

Short-Term Securities — 5.7%

Borrowed Bond Agreements — 2.7%(v)
Barclays Bank PLC, (3.80)%, Open (w)
(Purchased on 03/20/18 to be repurchased at EUR 586,559, collateralized by Altice Luxembourg SA, 7.25% due at 05/15/22, par and fair value of EUR 600,000 and $716,123, respectively)	EUR	587	722,495
Barclays Bank PLC, (1.50)%, Open (w)
(Purchased on 03/22/18 to be repurchased at EUR 301,533, collateralized by Iliad SA, 1.50% due at 10/14/24, par and fair value of EUR 300,000 and $368,755, respectively)		302	371,114
Barclays Bank PLC, (1.00)%, Open (w)
(Purchased on 02/15/18 to be repurchased at EUR 733,632, collateralized by Tereos Finance Groupe I SA, 4.13% due at 06/16/23, par and fair value of EUR 700,000 and $854,896, respectively)		735	903,803

Security	Par (000)		Value
Borrowed Bond Agreements (continued)(v)
Barclays Bank PLC, 0.00%, Open (w)
(Purchased on 10/18/17 to be repurchased at $521,250, collateralized by Bank of Communications Co. Ltd., 5.00% (n), par and fair value of USD 500,000 and $490,650, respectively)	USD	521	$521,250
Barclays Bank PLC, 0.00%, Open (w)
(Purchased on 03/28/18 to be repurchased at EUR 97,120, collateralized by Maxeda DIY Holding BV, 6.13% due at 07/15/22, par and fair value of EUR 100,000 and $117,816, respectively)		97	119,502
Barclays Bank PLC, 0.38%, Open (w)
(Purchased on 02/22/18 to be repurchased at GBP 27,835,121, collateralized by United Kingdom Gilt Inflation Linked Bonds, 0.13% due at 03/22/26, par and fair value of GBP 24,138,833 and $39,212,700, respectively)	GBP	27,824	39,037,340
Barclays Bank PLC, 0.39%, Open (w)
(Purchased on 02/21/18 to be repurchased at GBP 86,247,482, collateralized by United Kingdom Gilt Inflation Linked Bonds, 0.13% due at 03/22/26, par and fair value of GBP 74,803,656 and $121,515,956, respectively)		86,212	120,955,148
Barclays Bank PLC, 0.42%, Open (w)
(Purchased on 01/31/18 to be repurchased at GBP 1,376,153, collateralized by United Kingdom Gilt, 3.50% due at 07/22/68, par and fair value of GBP 860,000 and $2,054,732, respectively)		1,375	1,929,410
Barclays Bank PLC, (0.70)%, Open (w)
(Purchased on 02/06/17 to be repurchased at EUR 2,770,764, collateralized by Kingdom of Spain, 5.40% due at 01/31/23, par and fair value of EUR 2,200,000 and $3,392,771, respectively)		2,793	3,437,159
Barclays Capital, Inc., (4.00)%, Open (w)
(Purchased on 03/14/18 to be repurchased at $578,655, collateralized by Hertz Corp., 6.25% due at 10/15/22, par and fair value of USD 600,000 and $561,000, respectively), Open	USD	580	579,750
Barclays Capital, Inc., 0.75%, Open (w)
(Purchased on 12/22/17 to be repurchased at $2,061,734, collateralized by Cemex SAB de CV, 5.70% due at 01/11/25, par and fair value of USD 1,903,000 and $1,951,527, respectively)		2,058	2,057,619
Barclays Capital, Inc., 0.75%, Open (w)
(Purchased on 03/23/18 to be repurchased at $411,051, collateralized by Tullow Oil PLC, 6.25% due at 04/15/22, par and fair value of USD 400,000 and $403,500, respectively)		411	411,000
Barclays Capital, Inc., 1.15%, Open (w)
(Purchased on 03/23/18 to be repurchased at $2,874,051, collateralized by Deutsche Bank AG, 6.25% (n), par and fair value of USD 2,800,000 and $2,734,267, respectively)		2,874	2,873,500

CONSOLIDATED SCHEDULE OF INVESTMENTS	67

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Borrowed Bond Agreements (continued)(v)
Barclays Capital, Inc., 1.25%, Open (w)
(Purchased on 11/07/17 to be repurchased at $2,544,107, collateralized by Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 8.75% due at 04/15/23, par and fair value of USD 2,570,000 and $2,396,525, respectively)	USD	2,531	$2,531,450
BNP Paribas Securities Corp., (2.86)%, Open (w)
(Purchased on 01/30/18 to be repurchased at EUR 535,310, collateralized by Orano SA, 4.38% due at 11/06/19, par and fair value of EUR 500,000 and $650,638, respectively)	EUR	538	661,828
BNP Paribas Securities Corp., (2.00)%, Open (w)
(Purchased on 01/10/18 to be repurchased at EUR 778,923, collateralized by Altice Luxembourg SA, 7.25% due at 05/15/22, par and fair value of EUR 750,000 and $895,153, respectively)		782	962,705
BNP Paribas Securities Corp., (2.00)%, Open (w)
(Purchased on 02/09/18 to be repurchased at EUR 777,142, collateralized by Altice Luxembourg SA, 7.25% due at 05/15/22, par and fair value of EUR 780,000 and $930,959, respectively)		779	958,792
BNP Paribas Securities Corp., (2.00)%, Open (w)
(Purchased on 01/10/18 to be repurchased at EUR 517,419, collateralized by Altice Luxembourg SA, 7.25% due at 05/15/22, par and fair value of EUR 500,000 and $596,769, respectively)		520	639,465
BNP Paribas Securities Corp., (2.00)%, Open (w)
(Purchased on 01/04/18 to be repurchased at EUR 418,939, collateralized by Altice Luxembourg SA, 7.25% due at 05/15/22, par and fair value of EUR 400,000 and $477,415, respectively)		421	517,872
BNP Paribas Securities Corp., (2.00)%, Open (w)
(Purchased on 01/04/18 to be repurchased at EUR 315,197, collateralized by Altice Luxembourg SA, 7.25% due at 05/15/22, par and fair value of EUR 300,000 and $358,062, respectively)		317	389,696
BNP Paribas Securities Corp., (2.00)%, Open (w)
(Purchased on 01/05/18 to be repurchased at EUR 313,565, collateralized by Altice Luxembourg SA, 7.25% due at 05/15/22, par and fair value of EUR 300,000 and $358,061, respectively)		315	387,592
BNP Paribas Securities Corp., (2.00)%, Open (w)
(Purchased on 12/13/17 to be repurchased at EUR 309,086, collateralized by Altice Luxembourg SA, 7.25% due at 05/15/22, par and fair value of EUR 300,000 and $358,062, respectively)		311	382,589
BNP Paribas Securities Corp., 0.00%, Open (w)
(Purchased on 03/28/18 to be repurchased at GBP 27,914,306, collateralized by United Kingdom Gilt Inflation Linked Bonds, 0.13% due at 03/22/26, par and fair value of GBP 24,170,904 and $39,264,799, respectively)	GBP	27,914	39,163,682

Security	Par (000)		Value
Borrowed Bond Agreements (continued)(v)
Citigroup Global Markets, Inc., 1.00%, Open (w)
(Purchased on 03/02/18 to be repurchased at $1,413,309, collateralized by Eskom Holdings SOC Ltd., 5.75% due at 01/26/21, par and fair value of USD 1,400,000 and $1,386,966, respectively)	USD	1,412	$1,412,250
Citigroup Global Markets, Inc., 1.05%, Open (w)
(Purchased on 03/14/18 to be repurchased at $628,812, collateralized by Hertz Corp., 7.63% due at 06/01/22, par and fair value of USD 600,000 and $609,000, respectively)		629	628,500
Deutsche Bank AG, (0.27)%, 06/18/18
(Purchased on 03/13/18 to be repurchased at JPY 1,086,353,580, collateralized by Government of Japan (20-Year Bond), 0.60% due at 09/20/37, par and fair value of JPY 1,070,000,000 and $10,230,992, respectively)	JPY	1,087,120	10,216,813
Deutsche Bank AG, 0.30%, Open (w)
(Purchased on 03/21/18 to be repurchased at GBP 28,609,914, collateralized by United Kingdom Gilt Inflation Linked Bonds, 0.13% due at 03/22/26, par and fair value of GBP 25,036,823 and $40,671,454, respectively)	GBP	28,608	40,136,273
Deutsche Bank AG, (0.60)%, Open (w)
(Purchased on 01/31/17 to be repurchased at EUR 2,834,458, collateralized by Kingdom of Spain, 5.40% due at 01/31/23, par and fair value of EUR 2,200,000 and $3,392,772, respectively)	EUR	2,855	3,512,425
J.P. Morgan Securities PLC, (1.70)%, Open (w)
(Purchased on 01/18/18 to be repurchased at EUR 583,759, collateralized by Wind Tre SpA, 2.75% due at 01/20/24, par and fair value of EUR 600,000 and $681,490, respectively)		586	720,634
J.P. Morgan Securities PLC, (1.70)%, Open (w)
(Purchased on 01/30/18 to be repurchased at EUR 191,316, collateralized by Wind Tre SpA, 2.75% due at 01/20/24, par and fair value of EUR 200,000 and $227,164, respectively)		192	236,074
J.P. Morgan Securities PLC, (1.65)%, Open (w)
(Purchased on 02/23/18 to be repurchased at EUR 440,079, collateralized by Vallourec SA, 6.63% due at 10/15/22, par and fair value of EUR 410,000 and $525,023, respectively)		441	542,316
J.P. Morgan Securities PLC, (1.35)%, Open (w)
(Purchased on 12/14/17 to be repurchased at EUR 851,459, collateralized by Altice Luxembourg SA, 7.25% due at 05/15/22, par and fair value of EUR 830,000 and $990,636, respectively)		855	1,051,781
J.P. Morgan Securities PLC, (1.35)%, Open (w)
(Purchased on 12/14/17 to be repurchased at EUR 307,541, collateralized by Altice Luxembourg SA, 7.25% due at 05/15/22, par and fair value of EUR 300,000 and $358,061, respectively)		309	379,939

68	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Borrowed Bond Agreements (continued)(v)
J.P. Morgan Securities PLC, (1.21)%, Open (w)
(Purchased on 01/26/18 to be repurchased at GBP 861,851, collateralized by William Hill PLC, 4.88% due at 09/07/23, par and fair value of GBP 800,000 and $1,184,129, respectively)	GBP	864	$1,211,658
J.P. Morgan Securities PLC, (1.15)%, Open (w)
(Purchased on 02/23/18 to be repurchased at EUR 715,968, collateralized by SFR Group SA, 5.38% due at 05/15/22, par and fair value of EUR 700,000 and $876,234, respectively)	EUR	717	881,894
J.P. Morgan Securities PLC, (1.15)%, Open (w)
(Purchased on 02/27/18 to be repurchased at EUR 102,753, collateralized by SFR Group SA, 5.38% due at 05/15/22, par and fair value of EUR 100,000 and $125,176, respectively)		103	126,562
J.P. Morgan Securities PLC, (1.10)%, Open (w)
(Purchased on 11/28/17 to be repurchased at EUR 102,570, collateralized by Syngenta Finance NV, 1.88% due at 11/02/21, par and fair value of EUR 100,000 and $126,135, respectively)		103	126,680
J.P. Morgan Securities PLC, (1.05)%, Open (w)
(Purchased on 02/23/18 to be repurchased at EUR 512,917, collateralized by SFR Group SA, 5.38% due at 05/15/22, par and fair value of EUR 500,000 and $625,881, respectively)		513	631,727
J.P. Morgan Securities PLC, (1.00)%, Open (w)
(Purchased on 02/22/18 to be repurchased at EUR 752,528, collateralized by Vallourec SA, 6.63% due at 10/15/22, par and fair value of EUR 700,000 and $896,380, respectively)		753	926,824
J.P. Morgan Securities PLC, 0.00%, Open (w)
(Purchased on 03/28/18 to be repurchased at EUR 1,565,204, collateralized by Carlsberg Breweries A/S, 2.50% due at 05/28/24, par and fair value of EUR 1,400,000 and $1,882,750, respectively)		1,565	1,925,907
J.P. Morgan Securities PLC, 0.00%, Open (w)
(Purchased on 03/28/18 to be repurchased at EUR 527,575, collateralized by Swissport Financing Sarl, 6.75% due at 12/15/21, par and fair value of EUR 500,000 and $630,617, respectively)		528	649,155
J.P. Morgan Securities PLC, 0.00%, Open (w)
(Purchased on 03/28/18 to be repurchased at EUR 392,128, collateralized by Maxeda DIY Holding BV, 6.13% due at 07/15/22, par and fair value of EUR 400,000 and $471,263, respectively)		392	482,495
J.P. Morgan Securities PLC, 0.50%, Open (w)
(Purchased on 03/22/18 to be repurchased at $520,538, collateralized by Industrial & Commercial Bank of China Ltd., 6.00% (n), par and fair value of USD 500,000 and $510,795, respectively)	USD	520	520,473

Security	Par (000)		Value
Borrowed Bond Agreements (continued)(v)
Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.50%, 04/02/18
(Purchased on 03/29/18 to be repurchased at $4,613,528, collateralized by U.S. Treasury Notes, 2.75% due at 02/15/28, par and fair value of USD 4,607,000 and $4,609,339, respectively)	USD	4,613	$4,612,759
Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.70%, 04/02/18
(Purchased on 03/29/18 to be repurchased at $53,302,831, collateralized by U.S. Treasury Notes, 1.88% due at 04/30/22, par and fair value of USD 54,242,000 and $52,900,782, respectively)		53,293	53,292,765
RBC Europe Ltd., 0.00%, Open (w)
(Purchased on 03/28/18 to be repurchased at EUR 291,300, collateralized by Maxeda DIY Holding BV, 6.13% due at 07/15/22, par and fair value of EUR 300,000 and $353,447, respectively)	EUR	291	358,430

Total Borrowed Bond Agreements — 2.7% (Cost: $343,461,510)			345,099,095

Foreign Government Obligations — 2.0%
Government of Japan Treasury Bills:
(0.22)%, 05/21/18 (x)	JPY	9,383,600	88,206,369
(0.21)%, 05/21/18 (x)		3,895,150	36,614,630
(0.19)%, 06/11/18 (x)		13,130,850	123,442,084
Republic of Argentina Treasury Bills, (0.50)%, 09/14/18 (x)	ARS	191,356	9,716,262

Total Foreign Agency Obligations — 2.0% (Cost: $257,688,740)			257,979,345

	Shares
Mutual Funds — 1.0%
SL Liquidity Series, LLC, Money Market Series, 1.85% (y)(z)(aa)		129,500,856	129,487,906

Total Mutual Funds — 1.0% (Cost: $129,500,239)			129,487,906

Total Short-Term Investments — 5.7% (Cost: $730,650,489)			732,566,346

Options Purchased — 0.2%
(Cost: $30,290,420)			21,133,328

Total Investments Before Options Written, TBA Sale Commitments and Borrowed Bonds — 155.8% (Cost: $20,007,419,032)			19,864,009,761

	Par (000)
TBA Sale Commitments — (37.6)%(t)

Mortgage-Backed Securities — (37.6)%
Fannie Mae Mortgage-Backed Securities:
2.00%, 04/01/33	USD	13,547	(12,941,618)
2.50%, 04/01/33		22,760	(22,301,245)
3.00%, 04/01/33-04/01/48		882,680	(879,616,991)

CONSOLIDATED SCHEDULE OF INVESTMENTS	69

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Mortgage-Backed Securities (continued)
Fannie Mae Mortgage-Backed Securities: (continued)
3.50%, 04/01/33-04/01/48	USD	2,013,231	$(2,019,194,207)
4.00%, 04/01/48		983,174	(1,008,928,341)
4.50%, 04/01/48		40,512	(42,419,780)
Freddie Mac Mortgage-Backed Securities:
2.50%, 04/01/33		3,080	(3,016,114)
3.50%, 04/01/33-04/01/48		52,411	(52,866,627)
3.00%, 04/01/48		1,360	(1,326,000)
4.00%, 04/01/48		4,832	(4,960,161)
Ginnie Mae Mortgage-Backed Securities:
3.00%, 04/15/48		73,069	(71,885,911)
3.50%, 04/15/48		362,555	(366,074,616)
4.00%, 04/15/48		276,340	(283,826,009)
4.50%, 04/15/48		27,391	(28,475,404)

Total TBA Sale Commitments — (37.6)% (Proceeds: $4,778,518,833)			(4,797,833,024)

Options Written — (0.3)%
(Premiums Received: $30,794,429)			(33,092,908)

Borrowed Bonds — (2.7)%
Corporate Bonds — (0.2)%
Banks — (0.0)%
Bank of Communications Co. Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.344%), 5.00% (m)(n)	USD	500	(490,650)

Beverages — (0.0)%
Carlsberg Breweries A/S, 2.50%, 05/28/24	EUR	1,400	(1,882,750)

Capital Markets — (0.0)%
Deutsche Bank AG, (5 yr. Swap Semi 30/360 US + 4.358%), 6.25% (m)(n)	USD	2,800	(2,734,267)

Construction Materials — (0.0)%
Cemex SAB de CV, 5.70%, 01/11/25 (b)		1,903	(1,951,527)

Diversified Financial Services — (0.0)%
Syngenta Finance NV, 1.88%, 11/02/21	EUR	100	(126,135)

Diversified Telecommunication Services — (0.0)%
Iliad SA, 1.50%, 10/14/24		300	(368,755)
Wind Tre SpA, (3 mo. EURIBOR + 2.750%), 2.75%, 01/20/24 (a)		800	(908,654)

			(1,277,409)
Energy Equipment & Services — (0.0)%
Vallourec SA, 6.63%, 10/15/22		1,110	(1,421,403)

Food Products — (0.0)%
Tereos Finance Groupe I SA, 4.13%, 06/16/23		700	(854,896)

Hotels, Restaurants & Leisure — (0.0)%
William Hill PLC, 4.88%, 09/07/23	GBP	800	(1,184,129)

Media — (0.1)%
Altice Luxembourg SA, 7.25%, 05/15/22	EUR	35,060	(6,039,301)
SFR Group SA, 5.38%, 05/15/22		1,300	(1,627,291)

			(7,666,592)
Oil, Gas & Consumable Fuels — (0.1)%
Tullow Oil PLC, 6.25%, 04/15/22 (b)	USD	400	(403,500)
Vine Oil & Gas LP/Vine Oil & Gas Finance
Corp., 8.75%, 04/15/23 (b)		2,570	(2,396,525)

			(2,800,025)

Security	Par (000)		Value
Corporate Bonds (continued)
Road & Rail — (0.0)%
Hertz Corp.,
7.63%, 06/01/22 (b)	USD	600	$(609,000)
6.25%, 10/15/22		600	(561,000)

			(1,170,000)
Specialty Retail — (0.0)%
Maxeda DIY Holding BV, 6.13%, 07/15/22	EUR	800	(942,526)

Transportation Infrastructure — (0.0)%
Swissport Financing S.à r.l., 6.75%, 12/15/21		500	(630,617)

Total Corporate Bonds — (0.2)% (Proceeds — $25,560,708)			(25,132,926)

Foreign Agency Obligations — (0.0)%
France — (0.0)%
Orano SA, 4.38%, 11/06/19		500	(650,638)

Hong Kong — (0.0)%
Industrial & Commercial Bank of China Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.382%), 6.00% (m)(n)	USD	500	(510,795)

South Africa — (0.0)%
Eskom Holdings SOC Ltd., 5.75%, 01/26/21		1,400	(1,386,966)

Total Foreign Agency Obligations — 0.0% (Proceeds — $2,520,093)			(2,548,399)

Foreign Government Obligations — (2.0)%
Japan — (0.1)%
Government of Japan (20-Year Bond), 0.60%, 09/20/37	JPY	1,070,000	(10,230,992)

Spain — (0.0)%
Kingdom of Spain, 5.40%, 01/31/23 (b)	EUR	4,400	(6,785,543)

United Kingdom — (1.9)%
United Kingdom Gilt, 3.50%, 07/22/68	GBP	860	(2,054,732)
United Kingdom Gilt Inflation Linked Bonds, 0.13%, 03/22/26		148,150	(240,664,909)

			(242,719,641)
Total Foreign Government Obligations — (2.0)% (Proceeds — $253,680,658)			(259,736,176)

U.S. Treasury Obligations — (0.5)%
U.S. Treasury Notes, 1.88%, 04/30/22	USD	54,242	(52,900,782)
2.75%, 02/15/28		4,607	(4,609,339)

Total U.S. Treasury Obligations — (0.5)% (Proceeds — $57,331,428)			(57,510,121)

Total Borrowed Bonds — (2.7)% (Proceeds — $339,092,887)			(344,927,622)

Total Investments Net of Options Written, TBA Sale Commitments and Borrowed Bonds — 115.2%			14,688,156,207
Liabilities in Excess of Other Assets — (15.2)%			(1,942,837,443)

Net Assets — 100.0%			$12,745,318,764

70	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	Master Total Return Portfolio

(a)	Variable rate security. Rate shown is the rate in effect as of period end.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(f)	Non-income producing security.
(g)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(h)	Security, or a portion of the security, is on loan.
(i)	Convertible security.
(j)	Zero-coupon bond.
(k)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(l)	Issuer filed for bankruptcy and/or is in default.
(m)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(n)	Perpetual security with no stated maturity date.
(o)	Issuer is a U.S. branch of a foreign domiciled bank.
(p)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(q)	All or a portion of the security has been pledged as collateral in connection with outstanding borrowed bonds.
(r)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(s)	Fixed rate.
(t)	Represents or includes a TBA transaction.
(u)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(v)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(w)	The amount to be repurchased assumes the maturity will be the day after the period end.
(x)	Rates are discount rates or a range of discount rates at the time of purchase.
(y)	Security was purchased with the cash collateral from loaned securities.
(z)	Annualized 7-day yield as of period end.
(aa)

During the six months ended March 31, 2018, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated persons and/or related parties	Par/Shares Held at 09/30/17	Par/Shares Purchased		Par/Shares Sold	Par/Shares Held at 03/31/18	Value at 03/31/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Capital Finance LP, Series 1997-R2, Class AP	$3,374	$—		$—	$3,374	$2,802	$—		$—	$(181)
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	—		—	—	—	99,612		—	—
iShares China Large-Cap ETF	56,865	57,470		(114,335)	—	—	—		414,744	(301,385)
iShares Core MSCI Emerging Markets ETF	535,577	493,296		(1,028,873)	—	—	206,393		1,008,620	(642,122)
iShares iBoxx $ High Yield Corporate Bond ETF	1,286,000	2,814,820		(2,650,820)	1,450,000	124,178,000	2,420,886		(8,477)	(661,556)
iShares Russell 2000 ETF	—	311,420		(311,420)	—	—	—		(944,159)
iShares U.S. Home Construction ETF	—	27,800		(27,800)	—	—	—		(46,623)	—
SL Liquidity Series, LLC, Money Market Series	105,456,022	24,044,834	(a)	—	129,500,856	129,487,906	348,771	(b)	(27,017)	(12,333)

						$253,668,708	$3,075,662		$397,088	$(1,617,577)

(a)	Represents net shares purchased.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

CONSOLIDATED SCHEDULE OF INVESTMENTS	71

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	Master Total Return Portfolio

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
Credit Agricole Corporate & Investment Bank SA	1.98%	07/10/17	Open	$52,614,195	$52,903,047	U.S. Treasury Obligations	Open/Demand(a)
Nomura Securities International, Inc.	2.00%	10/20/17	Open	125,000,000	125,753,785	U.S. Treasury Obligations	Open/Demand(a)
Nomura Securities International, Inc.	2.00%	12/05/17	Open	116,230,000	116,671,965	U.S. Treasury Obligations	Open/Demand(a)
Nomura Securities International, Inc.	2.00%	01/03/18	Open	99,250,000	99,632,774	U.S. Treasury Obligations	Open/Demand(a)
RBC Capital Markets, LLC	2.09%	01/19/18	Open	468,050	469,725	Corporate Bonds	Open/Demand(a)
RBC Capital Markets, LLC	2.09%	01/19/18	Open	2,661,053	2,670,573	Corporate Bonds	Open/Demand(a)
Bank of Montreal	2.10%	03/26/18	04/03/18	151,368,750	151,421,729	U.S. Treasury Obligations	Up to 30 Days
Morgan Stanley & Co. LLC	2.14%	03/26/18	04/03/18	104,000,000	104,037,093	U.S. Treasury Obligations	Up to 30 Days
BNP Paribas Securities Corp.	1.92%	03/29/18	04/02/18	259,350,000	259,405,328	U.S. Treasury Obligations	Overnight
J.P. Morgan Securities LLC	1.55%	03/29/18	04/02/18	206,745,600	206,781,206	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.98%	03/29/18	04/02/18	264,225,000	264,283,129	U.S. Treasury Obligations	Overnight

				$1,381,912,648	$1,384,030,354

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro Dollar	1,111	06/01/18	$271,362	$24,529
Euro STOXX Banks Index	114	06/15/18	1,191	(43,018)
U.S. Ultra Treasury Bonds	580	06/20/18	93,072	987,663
Long Gilt British	658	06/27/18	113,384	1,616,226
U.S. Treasury Notes (2 Year)	8,876	06/29/18	1,887,121	1,029,295
U.S. Treasury Notes (5 Year)	13,457	06/29/18	1,540,301	641,874
WTI Light Sweet Crude Oil(a)	255	08/20/18	16,187	711,981
Euro Dollar	391	03/18/19	95,218	77,707

				5,046,257

Short Contracts
WTI Light Sweet Crude Oil(a)	234	06/01/18	15,180	(665,051)
Euro-Bobl	257	06/07/18	41,505	(256,677)
Euro-BTP Italian Government Bond	17	06/07/18	2,903	(81,803)
Euro-Bund	362	06/07/18	71,014	(946,253)
Euro-Schatz	10	06/07/18	1,378	(1,424)
Nikkei 225 Index	2	06/07/18	399	(10,094)
Japanese Government Bonds (10 Year)	10	06/13/18	14,177	(8,489)
3-month Euro Swiss Franc Interest Rate	35	06/15/18	4,625	(25,815)
Euro STOXX 50 Index	35	06/15/18	1,413	(22,744)
U.S. Treasury Bonds (30 Year)	1,695	06/20/18	248,529	(5,114,667)
U.S. Treasury Notes (10 Year)	8,375	06/20/18	1,014,553	(6,006,023)
U.S. Ultra Treasury Bonds (10 Year)	12	06/20/18	1,558	(23,435)

72	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	Master Total Return Portfolio

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Euro Dollar	1,611	12/16/19	$391,533	$$431,765
Euro Dollar	540	06/15/20	131,220	(196,430)

				(12,927,140)

				$(7,880,883)

(a)	All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,194,000	CLP	1,926,940,200	Barclays Bank PLC	04/05/18	$ 3,054
AUD	13,653,698	USD	10,469,000	Goldman Sachs International	04/06/18	17,753
CAD	13,522,263	USD	10,469,000	UBS AG	04/06/18	28,376
USD	10,469,000	AUD	13,576,656	Citibank N.A.	04/06/18	41,420
USD	10,469,000	CAD	13,483,758	Bank of America N.A.	04/06/18	1,515
USD	10,469,000	EUR	8,434,608	Goldman Sachs International	04/06/18	84,922
USD	10,469,000	GBP	7,419,350	HSBC Bank PLC	04/06/18	56,245
CAD	3,152,221	USD	2,446,560	Deutsche Bank AG	04/09/18	657
CAD	5,271,990	USD	4,077,600	Deutsche Bank AG	04/09/18	15,294
EUR	1,750,000	RUB	122,080,000	Deutsche Bank AG	04/09/18	26,430
EUR	2,588,000	RUB	180,538,880	Deutsche Bank AG	04/09/18	39,086
RUB	308,778,840	EUR	4,338,000	Bank of America N.A.	04/09/18	41,885
TRY	25,189,517	USD	6,326,481	BNP Paribas S.A.	04/09/18	37,683
TRY	3,619,307	USD	911,159	Citibank N.A.	04/09/18	3,264
TRY	11,906,829	USD	2,990,019	Goldman Sachs International	04/09/18	18,257
USD	125,443,228	JPY	13,284,061,500	Credit Suisse International	04/09/18	515,362
USD	9,316,500	TRY	35,964,485	BNP Paribas S.A.	04/09/18	230,026
USD	22,252,148	TRY	85,355,902	BNP Paribas S.A.	04/09/18	686,869
USD	22,359,696	TRY	85,355,902	BNP Paribas S.A.	04/09/18	794,417
CAD	3,302,933	USD	2,548,500	Goldman Sachs International	04/12/18	15,866
CNH	33,759,827	EUR	4,305,000	Goldman Sachs International	04/12/18	77,379
CNH	6,435,016	EUR	820,000	JPMorgan Chase Bank N.A.	04/12/18	15,467
MXN	10,778,481	USD	575,881	Goldman Sachs International	04/12/18	15,765
MXN	48,998,090	USD	2,618,119	Morgan Stanley & Co. International PLC	04/12/18	71,457
MXN	69,733,841	USD	3,822,750	Nomura International PLC	04/12/18	5,041
USD	125,765,969	JPY	13,318,440,000	Barclays Bank PLC	04/12/18	491,937
USD	64,157,012	EUR	51,706,000	Bank of America N.A.	04/16/18	456,567
EUR	2,640,500	USD	3,232,517	Goldman Sachs International	04/20/18	21,405
TRY	18,730,951	USD	4,697,500	Goldman Sachs International	04/20/18	19,734
USD	3,264,500	EUR	2,640,500	Goldman Sachs International	04/20/18	10,578
USD	4,577,245	AUD	5,944,400	Morgan Stanley & Co. International PLC	04/23/18	11,597
USD	2,206,360	ZAR	25,900,460	Goldman Sachs International	04/23/18	26,110
USD	19,245,000	IDR	265,138,365,000	Deutsche Bank AG	04/26/18	27,066
MXN	59,387,773	USD	3,194,000	BNP Paribas S.A.	04/27/18	58,654
USD	220,804,478	EUR	178,796,000	UBS AG	05/02/18	286,743
BRL	13,638,419	USD	4,110,000	UBS AG	05/03/18	9,634
BRL	22,798,525	USD	6,870,440	UBS AG	05/03/18	16,104
BRL	46,792,385	USD	14,101,100	UBS AG	05/03/18	33,053
USD	4,529,139	ZAR	53,811,607	JPMorgan Chase Bank N.A.	05/04/18	6,199
EUR	5,055,000	JPY	657,810,637	Barclays Bank PLC	05/07/18	39,657
USD	10,578,000	RUB	605,897,262	BNP Paribas S.A.	05/07/18	46,975

CONSOLIDATED SCHEDULE OF INVESTMENTS	73

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	Master Total Return Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
TRY	24,891,112	USD	6,211,000	Goldman Sachs International	05/09/18	$ 22,057
USD	3,194,000	COP	8,916,051,000	UBS AG	05/09/18	5,743
USD	3,194,000	COP	8,916,051,000	UBS AG	05/09/18	5,749
USD	6,935,834	EUR	5,600,700	Royal Bank of Scotland PLC	05/09/18	24,660
EUR	7,775,357	GBP	6,810,000	JPMorgan Chase Bank N.A.	05/11/18	24,993
EUR	235,000	USD	288,238	BNP Paribas S.A.	05/11/18	1,791
EUR	480,000	USD	592,094	Citibank N.A.	05/11/18	305
EUR	490,000	USD	602,849	Citibank N.A.	05/11/18	1,892
EUR	530,000	USD	653,105	Goldman Sachs International	05/11/18	1,003
EUR	235,000	USD	288,216	Goldman Sachs International	05/11/18	1,813
EUR	500,000	USD	615,144	JPMorgan Chase Bank N.A.	05/11/18	1,939
GBP	6,810,000	EUR	7,644,170	Citibank N.A.	05/11/18	136,914
GBP	430,000	USD	602,284	Barclays Bank PLC	05/11/18	2,058
GBP	430,000	USD	598,392	Barclays Bank PLC	05/11/18	5,949
GBP	220,000	USD	305,142	Citibank N.A.	05/11/18	4,056
GBP	470,000	USD	656,395	Citibank N.A.	05/11/18	4,165
GBP	430,000	USD	602,297	Goldman Sachs International	05/11/18	2,045
GBP	530,000	USD	740,590	Goldman Sachs International	05/11/18	4,296
GBP	430,000	USD	603,048	Morgan Stanley & Co. International PLC	05/11/18	1,294
GBP	216,000	USD	300,244	Morgan Stanley & Co. International PLC	05/11/18	3,333
GBP	430,000	USD	598,104	Morgan Stanley & Co. International PLC	05/11/18	6,238
USD	8,351,443	EUR	6,715,684	JPMorgan Chase Bank N.A.	05/11/18	63,177
CAD	3,295,634	USD	2,548,500	Bank of America N.A.	05/15/18	11,759
MXN	87,270,916	USD	4,658,250	Goldman Sachs International	05/15/18	107,292
MXN	85,585,561	USD	4,658,250	JPMorgan Chase Bank N.A.	05/15/18	15,261
ARS	74,408,653	USD	3,569,000	BNP Paribas S.A.	05/16/18	36,065
USD	26,557,316	ZAR	315,970,982	Deutsche Bank AG	05/16/18	42,858
CNH	15,494,380	USD	2,255,000	HSBC Bank PLC	05/17/18	209,825
USD	873,644	CHF	827,868	UBS AG	05/18/18	4,165
USD	1,042,397	EUR	842,953	JPMorgan Chase Bank N.A.	05/18/18	1,517
CNH	103,445,505	USD	14,670,000	HSBC Bank PLC	05/21/18	1,782,653
RUB	251,289,495	USD	4,338,000	Deutsche Bank AG	06/06/18	14,520
USD	233,308	EUR	187,689	Morgan Stanley & Co. International PLC	06/07/18	1,189
USD	996,956	EUR	798,584	Morgan Stanley & Co. International PLC	06/07/18	9,329
USD	5,549,075	EUR	4,444,166	UBS AG	06/07/18	52,876
USD	6,927,144	HKD	54,179,275	Bank of America N.A.	06/07/18	7,774
USD	9,294,823	JPY	980,390,000	BNP Paribas S.A.	06/07/18	38,781
USD	9,294,898	JPY	980,393,321	Goldman Sachs International	06/07/18	38,825
IDR	4,874,300,000	USD	351,681	Barclays Bank PLC	06/08/18	287
IDR	4,873,815,000	USD	351,900	JPMorgan Chase Bank N.A.	06/08/18	33
ARS	43,754,400	USD	2,060,000	BNP Paribas S.A.	06/13/18	27,796
ARS	43,816,200	USD	2,060,000	Citibank N.A.	06/13/18	30,745
ARS	63,576,030	USD	2,989,000	Citibank N.A.	06/13/18	44,610
AUD	8,398,624	EUR	5,173,000	Citibank N.A.	06/20/18	47,555
CAD	5,173,000	NOK	30,531,563	Citibank N.A.	06/20/18	116,260
CAD	2,212,857	USD	1,720,000	BNP Paribas S.A.	06/20/18	265
CAD	5,000,598	USD	3,880,000	JPMorgan Chase Bank N.A.	06/20/18	7,443
CAD	4,998,953	USD	3,880,000	Royal Bank of Canada	06/20/18	6,164
EUR	3,885,000	JPY	504,218,610	Royal Bank of Scotland PLC	06/20/18	45,057
EUR	3,896,250	NOK	37,154,984	Citibank N.A.	06/20/18	71,367
EUR	3,800,000	USD	4,685,286	BNP Paribas S.A.	06/20/18	19,309
KRW	2,367,640,000	USD	2,200,000	HSBC Bank PLC	06/20/18	27,697

74	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	Master Total Return Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
KRW	1,841,604,000	USD	1,720,000	JPMorgan Chase Bank N.A.	06/20/18	$ 12,754
MXN	39,441,360	CAD	2,720,000	Citibank N.A.	06/20/18	27,363
NOK	16,805,550	EUR	1,731,250	Goldman Sachs International	06/20/18	6,175
NOK	21,036,292	EUR	2,165,000	JPMorgan Chase Bank N.A.	06/20/18	10,312
NZD	13,792,947	AUD	12,934,000	HSBC Bank PLC	06/20/18	29,409
SEK	113,250,104	CHF	12,934,000	JPMorgan Chase Bank N.A.	06/20/18	22,545
TRY	10,348,000	ZAR	30,319,640	BNP Paribas S.A.	06/20/18	27,173
USD	3,980,769	CAD	5,119,846	Deutsche Bank AG	06/20/18	623
USD	7,760,000	CAD	9,955,149	TD Securities, Inc.	06/20/18	20,912
USD	4,717,001	EUR	3,800,000	Barclays Bank PLC	06/20/18	12,406
USD	4,446,290	GBP	3,140,000	Bank of America N.A.	06/20/18	25,510
USD	3,345,000	INR	219,967,200	JPMorgan Chase Bank N.A.	06/20/18	5,312
USD	1,715,000	KRW	1,822,616,250	HSBC Bank PLC	06/20/18	112
USD	635,000	NOK	4,895,674	HSBC Bank PLC	06/20/18	8,808
USD	3,745,278	NZD	5,173,000	Deutsche Bank AG	06/20/18	7,722
ZAR	31,152,654	TRY	10,348,000	BNP Paribas S.A.	06/20/18	42,411
USD	142,842	TRY	533,000	BNP Paribas S.A.	06/25/18	11,172
USD	36,206,911	TRY	140,645,744	BNP Paribas S.A.	06/25/18	1,462,403
USD	14,739,646	TRY	58,623,256	Citibank N.A.	06/25/18	257,613
CNH	134,949,385	USD	21,073,000	JPMorgan Chase Bank N.A.	08/20/18	304,104
USD	12,396,080	TRY	50,359,075	BNP Paribas S.A.	08/20/18	164,221
USD	7,494,839	TRY	30,215,445	Citibank N.A.	08/20/18	155,724
USD	9,626,853	TRY	38,789,480	Citibank N.A.	08/20/18	205,166
MXN	279,585,525	USD	14,359,000	HSBC Bank PLC	11/26/18	462,853
MXN	108,029,850	USD	5,430,000	Barclays Bank PLC	06/14/19	140,584
USD	43,851,570	EUR	33,810,000	Deutsche Bank AG	12/13/19	20,042
USD	44,135,574	EUR	33,810,000	Deutsche Bank AG	02/25/20	20,749
USD	44,963,466	JPY	4,504,440,000	HSBC Bank PLC	03/16/20	124,378

						11,138,806

BRL	13,491,897	USD	4,110,000	Goldman Sachs International	04/03/18	(24,939)
BRL	45,808,128	USD	14,101,100	UBS AG	04/03/18	(231,366)
BRL	22,318,968	USD	6,870,440	UBS AG	04/03/18	(112,728)
USD	14,101,100	BRL	46,660,540	UBS AG	04/03/18	(26,726)
USD	6,870,440	BRL	22,734,286	UBS AG	04/03/18	(13,022)
USD	4,110,000	BRL	13,599,990	UBS AG	04/03/18	(7,790)
EUR	178,796,000	USD	220,366,070	UBS AG	04/04/18	(275,638)
USD	223,109,996	EUR	182,041,000	Bank of America N.A.	04/04/18	(974,896)
USD	12,146,611	GBP	8,731,000	Standard Chartered Bank	04/04/18	(105,982)
USD	12,664,303	GBP	9,154,000	TD Securities, Inc.	04/04/18	(181,904)
CAD	5,097,000	MXN	75,490,138	Morgan Stanley & Co. International PLC	04/05/18	(191,320)
CLP	1,920,871,600	USD	3,194,000	UBS AG	04/05/18	(13,103)
EUR	7,285,000	USD	8,989,557	Morgan Stanley & Co. International PLC	04/05/18	(21,409)
RUB	247,699,800	USD	4,338,000	Morgan Stanley & Co. International PLC	04/05/18	(17,451)
USD	8,888,851	EUR	7,285,000	Bank of America N.A.	04/05/18	(79,297)
USD	8,918,745	EUR	7,285,000	Goldman Sachs International	04/05/18	(49,403)
USD	4,338,000	RUB	249,608,520	Deutsche Bank AG	04/05/18	(15,842)
EUR	8,479,506	USD	10,469,000	HSBC Bank PLC	04/06/18	(29,647)
GBP	7,423,605	USD	10,469,000	Morgan Stanley & Co. International PLC	04/06/18	(50,273)
USD	39,700,000	JPY	4,359,445,090	Goldman Sachs International	04/06/18	(1,290,235)
COP	8,911,260,000	USD	3,194,000	UBS AG	04/09/18	(5,070)
COP	8,911,260,000	USD	3,194,000	UBS AG	04/09/18	(5,070)
TRY	59,484,349	USD	15,519,107	BNP Paribas S.A.	04/09/18	(490,310)

CONSOLIDATED SCHEDULE OF INVESTMENTS	75

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	Master Total Return Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
TRY	59,484,350	USD	15,519,107	BNP Paribas S.A.	04/09/18	$ (490,309)
TRY	23,976,323	USD	6,211,000	BNP Paribas S.A.	04/09/18	(153,351)
TRY	8,467,565	USD	2,209,136	BNP Paribas S.A.	04/09/18	(69,795)
TRY	39,656,233	USD	10,341,822	JPMorgan Chase Bank N.A.	04/09/18	(322,623)
USD	4,077,600	CAD	5,292,456	UBS AG	04/09/18	(31,182)
USD	1,995,069	COP	5,695,921,167	Credit Suisse International	04/09/18	(43,239)
USD	1,198,931	COP	3,440,836,888	Credit Suisse International	04/09/18	(32,386)
USD	3,194,000	COP	9,142,825,000	HSBC Bank PLC	04/09/18	(77,796)
USD	6,211,000	TRY	24,674,417	Goldman Sachs International	04/09/18	(23,023)
EUR	2,562,500	CNH	20,040,236	Royal Bank of Scotland PLC	04/12/18	(37,311)
USD	24,802,098	RUB	1,432,469,960	Deutsche Bank AG	04/12/18	(165,239)
EUR	51,706,000	USD	64,089,794	Barclays Bank PLC	04/16/18	(389,349)
ARS	20,655,250	USD	1,015,000	BNP Paribas S.A.	04/20/18	(503)
ARS	124,061,652	USD	6,094,000	Citibank N.A.	04/20/18	(628)
USD	1,592,000	TRY	6,400,649	Goldman Sachs International	04/20/18	(19,950)
AUD	5,944,400	USD	4,577,658	Goldman Sachs International	04/23/18	(12,010)
USD	14,359,000	MXN	270,065,508	HSBC Bank PLC	04/23/18	(441,170)
ZAR	25,996,640	USD	2,206,360	Royal Bank of Scotland PLC	04/23/18	(18,013)
USD	4,566,000	IDR	63,184,308,000	BNP Paribas S.A.	04/26/18	(13,767)
USD	4,785,000	IDR	66,210,045,000	UBS AG	04/26/18	(14,080)
AUD	5,944,400	NZD	6,344,963	Bank of America N.A.	04/27/18	(19,538)
EUR	2,103,200	BRL	8,620,176	Barclays Bank PLC	04/27/18	(12,073)
RUB	213,158,050	USD	3,710,000	Deutsche Bank AG	04/27/18	(722)
USD	4,563,928	AUD	5,944,400	Nomura International PLC	04/27/18	(1,729)
CAD	5,097,000	MXN	72,626,830	Goldman Sachs International	05/04/18	(14,343)
USD	8,985,986	EUR	7,285,000	Nomura International PLC	05/04/18	(279)
EUR	3,036,600	RUB	217,906,416	BNP Paribas S.A.	05/07/18	(40,841)
JPY	659,022,877	EUR	5,055,000	Bank of America N.A.	05/07/18	(28,237)
JPY	225,286,926	USD	2,125,200	Bank of America N.A.	05/07/18	(2,779)
RUB	611,625,162	USD	10,678,000	BNP Paribas S.A.	05/07/18	(47,419)
USD	2,125,200	JPY	226,097,435	BNP Paribas S.A.	05/07/18	(4,857)
USD	2,995,000	RUB	174,219,150	BNP Paribas S.A.	05/07/18	(33,081)
USD	3,411,800	RUB	197,850,282	Citibank N.A.	05/07/18	(27,011)
USD	5,125,000	TWD	149,701,250	Bank of America N.A.	05/07/18	(22,775)
USD	2,653,202	ZAR	32,242,236	BNP Paribas S.A.	05/07/18	(55,696)
USD	104,748	ZAR	1,272,187	JPMorgan Chase Bank N.A.	05/07/18	(2,137)
EUR	800,000	USD	994,246	Bank of America N.A.	05/11/18	(6,914)
EUR	920,000	USD	1,144,326	Citibank N.A.	05/11/18	(8,894)
EUR	401,684	USD	498,255	Citibank N.A.	05/11/18	(2,510)
EUR	480,000	USD	594,439	Citibank N.A.	05/11/18	(2,039)
EUR	160,000	USD	197,884	Citibank N.A.	05/11/18	(418)
EUR	340,000	USD	420,015	Citibank N.A.	05/11/18	(399)
EUR	484,000	USD	603,390	Deutsche Bank AG	05/11/18	(6,054)
EUR	660,000	USD	820,083	Goldman Sachs International	05/11/18	(5,534)
GBP	6,607,000	USD	9,380,989	JPMorgan Chase Bank N.A.	05/11/18	(95,208)
USD	15,472,391	GBP	11,050,682	Citibank N.A.	05/11/18	(58,743)
USD	9,316,500	MXN	176,501,558	Barclays Bank PLC	05/15/18	(321,598)
USD	2,255,000	CNH	15,664,583	HSBC Bank PLC	05/17/18	(236,900)
ARS	73,491,389	USD	3,554,000	Citibank N.A.	05/21/18	(2,840)
USD	14,670,000	CNH	103,460,175	JPMorgan Chase Bank N.A.	05/21/18	(1,784,986)
USD	1,711,960	EUR	1,388,183	Nomura International PLC	05/21/18	(2,550)
USD	6,089,641	MXN	115,787,219	Barclays Bank PLC	05/22/18	(225,640)

76	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	Master Total Return Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	100,533,000	USD	955,846	Barclays Bank PLC	06/07/18	$(6,695)
JPY	136,293,600	USD	1,286,965	HSBC Bank PLC	06/07/18	(192)
USD	1,583,040	CNH	10,066,079	Royal Bank of Scotland PLC	06/07/18	(16,663)
IDR	4,874,545,000	USD	352,615	Bank of America N.A.	06/08/18	(629)
IDR	4,874,548,601	USD	352,666	HSBC Bank PLC	06/08/18	(680)
USD	1,400,662	IDR	19,497,208,601	Morgan Stanley & Co. International PLC	06/08/18	(7,210)
USD	925,474	KRW	989,804,098	Morgan Stanley & Co. International PLC	06/08/18	(5,453)
USD	1,327,473	TWD	38,600,260	Royal Bank of Scotland PLC	06/08/18	(3,064)
AUD	6,744,000	NZD	7,214,866	Citibank N.A.	06/20/18	(31,950)
AUD	12,934,000	NZD	13,792,300	Citibank N.A.	06/20/18	(28,942)
CAD	2,720,000	MXN	39,407,360	Morgan Stanley & Co. International PLC	06/20/18	(25,517)
CAD	2,212,023	USD	1,720,000	Bank of America N.A.	06/20/18	(383)
CAD	2,967,345	USD	2,310,000	BNP Paribas S.A.	06/20/18	(3,199)
CHF	5,408,326	USD	5,740,000	UBS AG	06/20/18	(42,683)
EUR	5,173,000	AUD	8,361,772	JPMorgan Chase Bank N.A.	06/20/18	(19,245)
EUR	4,000,000	USD	4,990,668	Goldman Sachs International	06/20/18	(38,462)
GBP	3,140,000	USD	4,433,912	Barclays Bank PLC	06/20/18	(13,133)
NOK	31,199,760	CAD	5,173,000	Deutsche Bank AG	06/20/18	(30,793)
NZD	5,173,000	USD	3,745,485	Deutsche Bank AG	06/20/18	(7,929)
SEK	27,146,378	EUR	2,697,000	Bank of America N.A.	06/20/18	(67,639)
SEK	22,747,799	EUR	2,260,000	Bank of America N.A.	06/20/18	(56,679)
USD	1,769,231	CAD	2,276,206	Goldman Sachs International	06/20/18	(281)
TRY	140,645,744	USD	36,335,528	BNP Paribas S.A.	06/25/18	(1,591,021)
TRY	59,156,256	USD	15,346,526	BNP Paribas S.A.	06/25/18	(732,824)
IDR	266,649,097,500	USD	19,245,000	Deutsche Bank AG	06/26/18	(12,336)
USD	3,790,000	ARS	81,420,570	BNP Paribas S.A.	07/02/18	(55,017)
TRY	119,182,000	USD	30,656,566	BNP Paribas S.A.	08/20/18	(1,708,111)
TRY	182,000	USD	48,107	BNP Paribas S.A.	08/20/18	(3,901)
USD	21,073,000	CNH	134,235,010	Deutsche Bank AG	08/20/18	(190,942)
USD	6,379,000	ARS	142,903,634	BNP Paribas S.A.	09/14/18	(122,543)
USD	5,430,000	MXN	106,916,700	Barclays Bank PLC	06/14/19	(83,184)

						(14,551,189)

Net Unrealized Depreciation						$(3,412,383)

Interest Rate Caps Purchased

Reference Entity	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
10Y-2Y CMS Index Cap(a)	0.49%	Citibank N.A.	04/23/18	USD	7,457,530	$746	$2,088,108	$(2,087,362)
10Y-2Y CMS Index Cap	0.39%	Citibank N.A.	05/29/18	USD	1,674,175	63,551	636,186	(572,635)
10Y-2Y CMS Index Cap	0.44%	Citibank N.A.	07/23/18	USD	3,925,020	300,146	1,962,510	(1,662,364)
10Y-2Y CMS Index Cap	0.34%	Citibank N.A.	08/28/18	USD	984,805	265,021	645,047	(380,026)
10Y-2Y CMS Index Cap	0.24%	Citibank N.A.	09/07/18	USD	363,000	186,422	399,300	(212,878)
30Y-5Y CMS Index Cap	0.17%	Citibank N.A.	09/07/18	USD	363,000	203,316	375,705	(172,389)

						$1,019,202	$6,106,856	$(5,087,654)

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

CONSOLIDATED SCHEDULE OF INVESTMENTS	77

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	Master Total Return Portfolio

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
SPDR S&P 500 ETF Trust	1,918	04/06/18	USD	282.00	USD	50,472	$3,836
E-Mini S&P 500 Index Futures	390	04/13/18	USD	2,725.00	USD	51,539	156,000
Amazon.com, Inc.	59	04/20/18	USD	1,700.00	USD	8,539	9,352
EURO STOXX Banks Index	1,085	04/20/18	EUR	132.50	EUR	6,819	15,019
EURO STOXX Banks Index	384	04/20/18	EUR	145.00	EUR	2,413	1,181
SPDR S&P 500 ETF Trust	1,497	04/20/18	USD	281.00	USD	39,394	26,946
SPDR S&P 500 ETF Trust	1,388	04/20/18	USD	291.00	USD	36,525	5,552
SPDR S&P Oil & Gas Explore & Production ETF	3,768	04/20/18	USD	40.00	USD	13,271	15,072
U.S. Treasury Notes (10 Year) Futures	1,737	04/20/18	USD	121.50	USD	210,421	542,813
EURO STOXX 50 Index	136	05/18/18	EUR	3,350.00	EUR	4,572	86,850
SPDR S&P 500 ETF Trust	1,519	05/18/18	USD	280.00	USD	39,972	131,394
SPDR S&P 500 ETF Trust	865	05/18/18	USD	294.00	USD	22,762	10,380
EURO STOXX 50 Index	69	06/15/18	EUR	3,525.00	EUR	2,319	9,424
General Electric Co.	3,897	06/15/18	USD	20.00	USD	5,253	11,691
Freeport-McMoRan, Inc.	1,453	08/17/18	USD	25.00	USD	2,553	27,607
SPDR S&P 500 ETF Trust	429	01/18/19	USD	310.00	USD	11,289	44,831

							1,097,948

Put
U.S. Treasury Notes (10 Year) Futures	560	04/06/18	USD	120.25	USD	67,839	17,500
U.S. Treasury Notes (10 Year) Futures	566	04/20/18	USD	119.50	USD	68,566	26,531
U.S. Treasury Notes (10 Year) Futures	326	04/20/18	USD	120.50	USD	39,492	66,219
EURO STOXX 50 Index	136	05/18/18	EUR	3,300.00	EUR	4,572	117,139
U.S. Treasury Notes (10 Year) Futures	542	05/25/18	USD	121.00	USD	65,658	364,156
U.S. Treasury Notes (10 Year) Futures	542	05/25/18	USD	119.00	USD	65,658	67,750
U.S. Treasury Notes (10 Year) Futures	422	05/25/18	USD	118.00	USD	51,121	19,781
EURO STOXX 50 Index	73	06/15/18	EUR	3,375.00	EUR	2,454	128,312
EURO STOXX 50 Index	61	06/15/18	EUR	3,400.00	EUR	2,051	119,154
Euro Dollar 90-Day	2,014	12/17/18	USD	97.38	USD	490,938	390,213

							1,316,755

							$2,414,703

OTC Barrier Options Purchased

Description	Type of Option	Counterparty	Expiration Date	Exercise Price	Barrier Price/Range		Notional Amount (000)		Value
Call
EUR Currency	One-Touch	Morgan Stanley & Co. International PLC	06/07/18	TRY 4.35	TRY	4.35	EUR	378	$696
Put
USD Currency	Down-and-Out	Morgan Stanley & Co. International PLC	04/27/18	TRY3.65	TRY	3.50	USD	56,823	470

									$1,166

78	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	Master Total Return Portfolio

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Deutsche Bank AG	—	04/04/18	CAD	1.31	USD	5,097	$547
USD Currency(a)	HSBC Bank PLC	—	04/05/18	MXN	19.25	USD	21,500	18
USD Currency	Bank of America N.A.	—	04/06/18	CAD	1.25	USD	5,097	149,212
USD Currency	Deutsche Bank AG	—	04/10/18	CAD	1.27	USD	232,837	4,141,697
USD Currency	HSBC Bank PLC	—	04/10/18	CAD	1.30	USD	232,837	310,875
USD Currency	Deutsche Bank AG	—	04/12/18	BRL	3.47	USD	5,330	732
USD Currency	Goldman Sachs International	—	04/12/18	BRL	3.47	USD	5,330	714
USD Currency	HSBC Bank PLC	—	04/16/18	KRW	1,100.00	USD	6,095	4,805
USD Currency	JPMorgan Chase Bank N.A.	—	04/17/18	TWD	29.30	USD	5,259	9,447
USD Currency	Goldman Sachs International	—	04/19/18	BRL	3.35	USD	3,435	15,265
USD Currency	Deutsche Bank AG	—	05/08/18	CAD	1.32	USD	54,285	132,572
USD Currency	Deutsche Bank AG	—	05/10/18	JPY	108.45	USD	54,285	164,129
USD Currency	Deutsche Bank AG	—	05/16/18	MXN	20.00	USD	4,243	4,090
USD Currency	BNP Paribas S.A.	—	05/17/18	BRL	3.35	USD	9,870	103,994
USD Currency	BNP Paribas S.A.	—	05/29/18	KRW	1,130.00	USD	33,020	56,854
USD Currency	JPMorgan Chase Bank N.A.	—	05/29/18	KRW	1,100.00	USD	21,765	87,482
USD Currency	JPMorgan Chase Bank N.A.	—	06/08/18	CNH	6.50	USD	5,259	8,080
USD Currency	Bank of America N.A.	—	06/13/18	CHF	1.00	USD	8,095	7,822
USD Currency	BNP Paribas S.A.	—	06/13/18	CAD	1.29	USD	15,020	183,157
USD Currency	Citibank N.A.	—	06/13/18	SEK	8.53	USD	7,505	45,676
USD Currency	Deutsche Bank AG	—	06/13/18	JPY	113.40	USD	22,530	10,846
USD Currency	Bank of America N.A.	—	06/25/18	CAD	1.31	USD	35,046	313,342
USD Currency	Morgan Stanley & Co. International PLC	—	06/25/18	JPY	110.35	USD	39,984	113,269
CAD Currency	Goldman Sachs International	—	06/27/18	NOK	6.09	CAD	21,500	258,679
USD Currency	JPMorgan Chase Bank N.A.	—	07/19/18	MXN	20.00	USD	4,243	33,652
USD Currency	Deutsche Bank AG	—	07/27/18	CNH	6.40	USD	21,600	146,546
USD Currency	HSBC Bank PLC	—	08/16/18	KRW	1,100.00	USD	21,700	214,035
USD Currency	JPMorgan Chase Bank N.A.	—	09/20/18	TWD	30.00	USD	39,000	130,223

								6,647,760
Put
USD Currency	Deutsche Bank AG	—	04/04/18	TRY	3.90	USD	6,347	4,051
EUR Currency	Deutsche Bank AG	—	04/05/18	USD	1.22	EUR	55,000	16,440
EUR Currency	Deutsche Bank AG	—	04/11/18	SEK	10.10	EUR	3,173	1,338

CONSOLIDATED SCHEDULE OF INVESTMENTS	79

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	Master Total Return Portfolio

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
USD Currency	Deutsche Bank AG	—	04/11/18	SEK	8.16	USD	3,173	$1,517
USD Currency	Royal Bank of Scotland PLC	—	04/11/18	CAD	1.27	USD	5,097	2,887
EUR Currency	Deutsche Bank AG	—	04/12/18	JPY	128.00	EUR	33,000	34,214
EUR Currency	Morgan Stanley & Co. International PLC	—	04/12/18	JPY	125.00	EUR	21,915	1,242
EUR Currency	Morgan Stanley & Co. International PLC	—	04/12/18	JPY	125.00	EUR	15,585	904
KOSPI 200 Index	UBS AG	50	04/12/18	KRW	295.38	KRW	3,922,750	8,211
USD Currency	Deutsche Bank AG	—	04/12/18	BRL	3.28	USD	5,330	22,637
USD Currency	JPMorgan Chase Bank N.A.	—	04/12/18	IDR	13,400.00	USD	5,313	157
USD Currency	Deutsche Bank AG	—	04/13/18	MXN	18.50	USD	5,867	107,437
USD Currency	Royal Bank of Scotland PLC	—	04/13/18	CAD	1.28	USD	21,635	70,320
EUR Currency	Citibank N.A.	—	04/18/18	USD	1.23	EUR	5,281	34,408
USD Currency	BNP Paribas S.A.	—	04/19/18	ZAR	11.80	USD	5,516	50,371
USD Currency	Deutsche Bank AG	—	04/20/18	CAD	1.29	USD	5,097	43,168
USD Currency	Deutsche Bank AG	—	04/26/18	BRL	3.25	USD	38,500	177,632
USD Currency	Deutsche Bank AG	—	04/26/18	BRL	3.25	USD	17,000	78,714
USD Currency	Deutsche Bank AG	—	04/27/18	TRY	3.98	USD	6,347	79,824
USD Currency	Citibank N.A.	—	04/30/18	TRY	3.65	USD	6,347	32
AUD Currency	Deutsche Bank AG	—	05/10/18	USD	0.76	AUD	59,221	286,721
EUR Currency	Deutsche Bank AG	—	05/10/18	USD	1.21	EUR	56,754	138,059
GBP Currency	Deutsche Bank AG	—	05/10/18	USD	1.35	GBP	32,078	50,789
EUR Currency	Citibank N.A.	—	05/17/18	GBP	0.85	EUR	39,000	51,393
USD Currency	JPMorgan Chase Bank N.A.	—	05/17/18	CNH	6.90	USD	22,225	2,167,848
USD Currency	Goldman Sachs International	—	05/18/18	TRY	3.91	USD	4,698	27,127
USD Currency	Barclays Bank PLC	—	05/21/18	MXN	18.55	USD	6,385	157,079
CAD Currency	Morgan Stanley & Co. International PLC	—	05/24/18	MXN	13.80	CAD	38,000	132,413
EUR Currency	Citibank N.A.	—	05/29/18	GBP	0.85	EUR	21,500	41,202
National Stock Exchange CNX Nifty Index	Citibank N.A.	200	05/31/18	USD	9,902.75	USD	4,045	61,567
CAD Currency	Barclays Bank PLC	—	06/04/18	MXN	14.50	CAD	27,425	580,841
CAD Currency	Credit Suisse International	—	06/04/18	MXN	14.50	CAD	27,380	579,480
CAD Currency	Morgan Stanley & Co. International PLC	—	06/04/18	MXN	14.20	CAD	54,805	636,083
EUR Currency	Bank of America N.A.	—	06/04/18	NOK	9.50	EUR	34,000	190,004

80	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	Master Total Return Portfolio

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
EUR Currency	Citibank N.A.	—	06/04/18	NOK	9.25	EUR	33,825	$32,228
EUR Currency	Citibank N.A.	—	06/04/18	NOK	9.25	EUR	23,075	21,968
EUR Currency	Morgan Stanley & Co. International PLC	—	06/04/18	TRY	4.60	EUR	21,500	12,542
AUD Currency	HSBC Bank PLC	—	06/13/18	USD	0.76	AUD	24,840	197,952
EUR Currency	HSBC Bank PLC	—	06/13/18	USD	1.17	EUR	94,745	71,448
EUR Currency	Citibank N.A.	—	06/14/18	USD	1.18	EUR	15,400	22,391
AUD Currency	Morgan Stanley & Co. International PLC	—	06/25/18	USD	0.75	AUD	39,488	278,810
EUR Currency	Deutsche Bank AG	—	06/25/18	USD	1.21	EUR	31,591	175,144
GBP Currency	Morgan Stanley & Co. International PLC	—	06/25/18	USD	1.35	GBP	22,705	106,544
EUR Currency	Citibank N.A.	—	06/26/18	NOK	9.20	EUR	21,500	24,867
EUR Currency	UBS AG	—	06/26/18	NOK	9.45	EUR	27,625	150,031
EUR Currency	UBS AG	—	06/26/18	NOK	9.20	EUR	11,825	13,677
USD Currency	Deutsche Bank AG	—	06/27/18	TRY	3.99	USD	4,698	71,189
National Stock Exchange CNX Nifty Index	Citibank N.A.	200	06/28/18	USD	9,875.96	USD	4,045	78,987
USD Currency	Deutsche Bank AG	—	07/24/18	INR	62.50	USD	33,600	17,195
USD Currency	JPMorgan Chase Bank N.A.	—	07/24/18	INR	65.00	USD	33,600	202,050
USD Currency	Deutsche Bank AG	—	07/26/18	INR	62.50	USD	33,600	17,537
USD Currency	Goldman Sachs International	—	07/26/18	INR	64.50	USD	33,600	129,386
USD Currency	HSBC Bank PLC	—	07/26/18	INR	62.50	USD	33,600	17,537
USD Currency	Deutsche Bank AG	—	08/13/18	MXN	18.50	USD	12,770	387,421
USD Currency	Deutsche Bank AG	—	08/16/18	MXN	18.50	USD	12,770	389,441
USD Currency	JPMorgan Chase Bank N.A.	—	01/02/19	TRY	4.20	USD	27,356	918,460
USD Currency	Citibank N.A.	—	01/03/19	TRY	4.19	USD	10,855	353,825

								9,526,740

								$16,174,500

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

CONSOLIDATED SCHEDULE OF INVESTMENTS	81

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	Master Total Return Portfolio

OTC Worst-Of Options Purchased

Description	Counterparty	Expiration Date	Units	Notional Amount (000)		Value
USD/JPY 108.00 Strike/Put, NKY/USD 25,000.00 Strike/Call	Goldman Sachs International	06/08/18	—	USD	1,627	$4,664
USD/JPY 108.00 Strike/Put, NKY/USD 25,000.00 Strike/Call	Goldman Sachs International	07/31/18	—	USD	1,899	14,988
USD/JPY 108.00 Strike/Put, NKY/USD 25,000.00 Strike/Call	Goldman Sachs International	08/10/18	—	USD	1,899	27,118

						$46,770

OTC Credit Default Swaptions Purchased

Description	Counterparty	Expiration Date	Exercise Rate	Received by the Fund		Paid by the Fund		Notional Amount (000)		Value

				Rate	Frequency	Rate	Frequency
Put
Bought Protection on 5-Year Credit Default Swap, 1/18/22	Citibank N.A.	04/18/18	300.00%	ITRAXX.XO.29.V1	Quarterly	5.00%	Quarterly	EUR	6,600	$21,137

OTC Interest Rate Swaptions Purchased

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value

	Rate	Frequency	Rate	Frequency
Put
10-Year Interest Rate Swap, 01/31/29	4.00%	Semi-Annual	3-month LIBOR, 2.31%	Quarterly	Morgan Stanley & Co. International PLC	01/29/19	4.00%	USD	108,000	$169,998
10-Year Interest Rate Swap, 03/01/29	3.25%	Semi-Annual	3-month LIBOR, 2.31%	Quarterly	UBS AG	02/27/19	3.25%	USD	96,300	933,754
10-Year Interest Rate Swap, 01/31/30	4.00%	Semi-Annual	3-month LIBOR, 2.31%	Quarterly	Bank of America N.A.	01/29/20	4.00%	USD	54,000	352,098

										$1,455,850

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
E-Mini S&P 500 Index Futures	217	04/13/18	USD	2,775.00	USD	28,677	$(25,498)
U.S. Treasury Notes (10 Year) Futures	1,303	04/20/18	USD	123.00	USD	157,846	(81,438)
U.S. Treasury Notes (10 Year) Futures	108	05/25/18	USD	122.00	USD	13,083	(45,563)
Freeport-McMoRan, Inc.	1,453	08/17/18	USD	30.00	USD	2,553	(6,539)

							(159,038)

Put
U.S. Treasury Notes (10 Year) Futures	1,084	05/25/18	USD	120.00	USD	131,316	(338,750)
Euro Dollar 90-Day	2,290	12/17/18	USD	97.25	USD	558,216	(229,000)

							(567,750)

							$(726,788)

82	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	Master Total Return Portfolio

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency(a)	HSBC Bank PLC	—	04/05/18	MXN	19.50	USD	21,500	$(2)
USD Currency	Deutsche Bank AG	—	04/10/18	CAD	1.30	USD	232,837	(317,003)
USD Currency	HSBC Bank PLC	—	04/10/18	CAD	1.27	USD	232,837	(4,125,525)
EUR Currency	Morgan Stanley & Co. International PLC	—	04/12/18	BRL	4.13	EUR	5,330	(14,654)
USD Currency	JPMorgan Chase Bank N.A.	—	04/12/18	IDR	13,550.00		5,313	(74,496)
USD Currency	BNP Paribas S.A.	—	04/16/18	KRW	1,130.00	USD	33,020	(2,778)
USD Currency	JPMorgan Chase Bank N.A.	—	04/16/18	KRW	1,100.00	USD	21,765	(17,003)
EUR Currency	Citibank N.A.	—	04/18/18	USD	1.30	EUR	5,281	(34)
AUD Currency	Morgan Stanley & Co. International PLC	—	04/23/18	USD	0.79	AUD	5,944	(4,133)
CAD Currency	Deutsche Bank AG	—	05/03/18	MXN	14.80	CAD	5,097	(7,860)
EUR Currency	Deutsche Bank AG	—	05/03/18	RUB	70.00	EUR	4,338	(106,485)
USD Currency	BNP Paribas S.A.	—	05/03/18	ZAR	12.05	USD	5,516	(52,902)
EUR Currency	BNP Paribas S.A.	—	05/25/18	BRL	4.17	EUR	2,629	(30,137)
USD Currency	Bank of America N.A.	—	06/13/18	CHF	1.05	USD	8,095	(231)
USD Currency	BNP Paribas S.A.	—	06/13/18	CAD	1.36	USD	15,020	(25,327)
USD Currency	Citibank N.A.	—	06/13/18	SEK	8.95	USD	7,505	(6,295)
USD Currency	Deutsche Bank AG	—	06/13/18	JPY	119.00	USD	22,530	(315)
CAD Currency	Goldman Sachs International	—	06/27/18	NOK	6.31	CAD	21,500	(77,673)
USD Currency	JPMorgan Chase Bank N.A.	—	07/19/18	MXN	22.50	USD	4,243	(3,603)
USD Currency	Deutsche Bank AG	—	08/13/18	MXN	21.00	USD	12,770	(78,391)
USD Currency	Deutsche Bank AG	—	08/16/18	MXN	21.00	USD	12,770	(83,030)
USD Currency	HSBC Bank PLC	—	08/16/18	KRW	1,150.00	USD	21,700	(96,210)
USD Currency	JPMorgan Chase Bank N.A.	—	09/20/18	TWD	31.00	USD	39,000	(42,966)

								(5,167,053)

Put
USD Currency	Deutsche Bank AG	—	04/11/18	RUB	57.00	USD	3,710	(12,427)
EUR Currency	Deutsche Bank AG	—	04/12/18	JPY	125.00	EUR	37,500	(2,614)
KOSPI 200 Index	UBS AG	50	04/12/18	KRW	270.51	KRW	3,922,750	(897)
USD Currency(a)	Deutsche Bank AG	—	04/13/18	CAD	1.21	USD	5,867	(1)
AUD Currency	Morgan Stanley & Co. International PLC	—	04/23/18	USD	0.78	AUD	5,944	(60,669)
USD Currency	Deutsche Bank AG	—	04/26/18	BRL	3.20	USD	38,500	(67,057)
USD Currency	Deutsche Bank AG	—	04/26/18	BRL	3.20	USD	17,000	(29,730)
USD Currency	HSBC Bank PLC	—	05/17/18	CNH	6.90	USD	22,225	(2,167,848)

CONSOLIDATED SCHEDULE OF INVESTMENTS	83

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	Master Total Return Portfolio

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
National Stock Exchange CNX Nifty Index	Citibank N.A.	200	05/31/18	USD	9,397.50	USD	4,045	$(23,954)
CAD Currency	Barclays Bank PLC	—	06/04/18	MXN	14.20	CAD	27,425	(318,025)
CAD Currency	Credit Suisse International	—	06/04/18	MXN	14.20	CAD	27,380	(317,289)
CAD Currency	Morgan Stanley & Co. International PLC	—	06/04/18	MXN	14.50	CAD	54,805	(1,159,876)
EUR Currency	Bank of America N.A.	—	06/04/18	NOK	9.25	EUR	34,000	(32,393)
EUR Currency	Citibank N.A.	—	06/04/18	NOK	9.50	EUR	28,230	(158,127)
EUR Currency	Citibank N.A.	—	06/04/18	NOK	9.25	EUR	22,900	(21,818)
EUR Currency	Citibank N.A.	—	06/04/18	NOK	9.50	EUR	5,770	(32,246)
AUD Currency	HSBC Bank PLC	—	06/13/18	USD	0.72	AUD	24,840	(30,526)
EUR Currency	HSBC Bank PLC	—	06/13/18	USD	1.11	EUR	94,745	(1,257)
EUR Currency	Citibank N.A.	—	06/14/18	USD	1.12	EUR	15,400	(564)
EUR Currency	UBS AG	—	06/26/18	NOK	9.20	EUR	33,325	(38,566)
National Stock Exchange CNX Nifty Index	Citibank N.A.	200	06/28/18	USD	8,836.38	USD	4,045	(15,477)
USD Currency	Deutsche Bank AG	—	07/24/18	INR	65.00	USD	33,600	(202,050)
USD Currency	Deutsche Bank AG	—	07/26/18	INR	64.50	USD	33,600	(129,386)
USD Currency	Goldman Sachs International	—	07/26/18	INR	62.50	USD	33,600	(17,537)
USD Currency	JPMorgan Chase Bank N.A.	—	01/02/19	TRY	3.77	USD	27,356	(124,715)
USD Currency	Citibank N.A.	—	01/03/19	TRY	3.76	USD	10,855	(47,016)

								(5,012,065)

								$(10,179,118)

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

OTC Interest Rate Swaptions Written

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Call
2-Year Interest Rate Swap, 03/25/22	2.95%	Semi-Annual	3-month LIBOR, 2.31%	Quarterly	Bank of America N.A.	03/23/20	2.95%	USD	(701,380)	$(6,259,407)
2-Year Interest Rate Swap, 03/25/22	3.02%	Semi-Annual	3-month LIBOR, 2.31%	Quarterly	Bank of America N.A.	03/23/20	3.02%	USD	(701,380)	(6,812,045)
										(13,071,452)
Put
2-Year Interest Rate Swap, 03/01/21	3-month LIBOR, 2.31%	Quarterly	3.00%	Semi- Annual	UBS AG	02/27/19	3.00%	USD	(374,500)	(944,826)
2-Year Interest Rate Swap, 03/25/22	3-month LIBOR, 2.31%	Quarterly	2.95%	Semi- Annual	Bank of America N.A.	03/23/20	2.95%	USD	(701,380)	(4,277,974)
2-Year Interest Rate Swap, 03/25/22	3-month LIBOR, 2.31%	Quarterly	3.02%	Semi- Annual	Bank of America N.A.	03/23/20	3.02%	USD	(701,380)	(3,892,750)

										(9,115,550)

										$(22,187,002)

84	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	Master Total Return Portfolio

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.29.V1	5.00%	Quarterly	12/20/22	USD	13,500	$(900,566)	$(839,903)	$(60,663)
ITRAXX.XO.29.V1	5.00%	Quarterly	06/20/23	EUR	22,050	(2,801,744)	(2,660,378)	(141,366)
CDX.NA.IG.30.V1	1.00%	Quarterly	06/20/23	USD	53,421	(901,004)	(930,212)	29,208

						$(4,603,314)	$(4,430,493)	$(172,821)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
ITRAXX.EUR.28.V1	1.00%	Quarterly	12/20/22	Not Rated	EUR	39,460	$1,134,655	$1,030,439	$104,216
ITRAXX.FINSR.28.V1	1.00%	Quarterly	12/20/22	Not Rated	EUR	35,990	945,024	1,030,526	(85,502)

							$2,079,679	$2,060,965	$18,714

(a)	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Inflation Swaps

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA (HICPx)	Annual	1.58%	Annual	02/15/28	EUR	6,105	$40,331	$174	$40,157
Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA (HICPx)	Annual	1.58%	Annual	02/15/28	EUR	9,600	67,204	273	66,931

							$107,535	$447	$107,088

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
28-day MXIBTIIE, 7.85%	Monthly	7.81%	Monthly	06/07/18	MXN	636,450	$(5,280)	$ 10	$(5,290)
28-day MXIBTIIE, 7.85%	Monthly	7.85%	Monthly	06/12/18	MXN	636,450	(2,431)	10	(2,441)
28-day MXIBTIIE, 7.36%	Monthly	7.85%	Monthly	01/28/19	MXN	728,739	174,947	116	174,831
28-day MXIBTIIE, 7.85%	Monthly	7.32%	Monthly	02/20/20	MXN	674,413	(191,427)	75	(191,502)
28-day MXIBTIIE, 7.85%	Monthly	7.16%	Monthly	04/29/20	MXN	702,890	(318,982)	101	(319,083)
28-day MXIBTIIE, 7.85%	Monthly	7.66%	Monthly	02/22/21	MXN	856,644	279,122	191	278,931
28-day MXIBTIIE, 7.85%	Monthly	7.48%	Monthly	03/07/22	MXN	115,492	17,948	35	17,913
28-day MXIBTIIE, 7.85%	Monthly	7.47%	Monthly	03/07/22	MXN	115,490	15,722	35	15,687
28-day MXIBTIIE, 7.85%	Monthly	6.92%	Monthly	07/01/22	MXN	353,350	(344,299)	149	(344,448)

CONSOLIDATED SCHEDULE OF INVESTMENTS	85

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	Master Total Return Portfolio

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
6.90%	Monthly	28-day MXIBTIIE, 7.85%	Monthly	08/02/22	MXN	126,000	$129,372	$188,749	$(59,377)
28-day MXIBTIIE, 7.85%	Monthly	6.90%	Monthly	08/02/22	MXN	126,000	(129,371)	56	(129,427)
7.13%	Monthly	28-day MXIBTIIE, 7.85%	Monthly	10/07/22	MXN	109,921	61,489	52	61,437
7.14%	Monthly	28-day MXIBTIIE, 7.85%	Monthly	10/10/22	MXN	44,444	25,015	21	24,994
7.11%	Monthly	28-day MXIBTIIE, 7.85%	Monthly	10/14/22	MXN	146,271	93,082	69	93,013
7.11%	Monthly	28-day MXIBTIIE, 7.85%	Monthly	10/14/22	MXN	110,975	69,413	52	69,361
28-day MXIBTIIE, 7.85%	Monthly	6.32%	Monthly	07/17/25	MXN	73,475	(278,115)	411	(278,526)
3-month LIBOR, 2.31%	Quarterly	2.13%	Semi-Annual	08/25/25	USD	2,360	(95,096)	27	(95,123)
2.27%	Semi-Annual	3-month LIBOR, 2.31%	Quarterly	09/11/25	USD	1,800	56,159	23	56,136
7.29%	Monthly	28-day MXIBTIIE, 7.85%	Monthly	06/25/27	MXN	204,750	261,673	176	261,497
2.96%	Annual	6-month WIBOR, 1.68%	Semi-Annual	03/06/28	PLN	24,325	(66,807)	112	(66,919)
2.94%	Semi-Annual	3-month LIBOR, 2.31%	Quarterly	03/14/28	USD	2,000	(30,432)	31	(30,463)
2.89%	Semi-Annual	3-month LIBOR, 2.31%	Quarterly	03/19/28	USD	910	(9,690)	14	(9,704)

							$(287,988)	$190,515	$(478,503)

OTC Credit Default Swaps — Buy Protection

Reference Obligation	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
ITRAXX.FINSR.19.V1	1.00%	Quarterly	Citibank N.A.	06/20/18	EUR	8,200	$(24,066)	$(11,122)	$(12,944)
ITRAXX.FINSR.20.V1	1.00%	Quarterly	Barclays Bank PLC	12/20/18	EUR	1,450	(12,009)	(2,453)	(9,556)
ITRAXX.FINSR.20.V1	1.00%	Quarterly	Citibank N.A.	12/20/18	EUR	5,900	(48,864)	(23,033)	(25,831)
ITRAXX.FINSR.20.V1	1.00%	Quarterly	Citibank N.A.	12/20/18	EUR	3,120	(25,840)	(5,170)	(20,670)
United Mexican States	1.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/20	USD	7,452	(83,494)	29,109	(112,603)
United Mexican States	1.00%	Quarterly	Bank of America N.A.	09/20/20	USD	7,452	(83,378)	46,313	(129,691)
Australia & New Zealand Banking Group Ltd.	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/20	USD	1,205	(24,505)	(3,057)	(21,448)
Australia & New Zealand Banking Group Ltd.	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/20	USD	1,000	(20,340)	(196)	(20,144)
Australia & New Zealand Banking Group Ltd.	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/20	USD	795	(16,175)	(2,223)	(13,952)
Banco Comercial Portugues SA	5.00%	Quarterly	BNP Paribas S.A.	12/20/20	EUR	216	(31,126)	(1,989)	(29,137)
Commonwealth Bank of Australia	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/20	USD	1,150	(22,998)	(2,294)	(20,704)

86	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	Master Total Return Portfolio

Reference Obligation	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Commonwealth Bank of Australia	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/20	USD	1,000	$(19,999)	$(1,472)	$(18,527)
Constellium NV	5.00%	Quarterly	Goldman Sachs International	12/20/20	EUR	660	(83,290)	(74,666)	(8,624)
Itochu Corp.	1.00%	Quarterly	Goldman Sachs International	12/20/20	JPY	32,023	(7,085)	(1,267)	(5,818)
Itochu Corp.	1.00%	Quarterly	Goldman Sachs International	12/20/20	JPY	29,326	(6,488)	(1,109)	(5,379)
Itochu Corp.	1.00%	Quarterly	Goldman Sachs International	12/20/20	JPY	29,326	(6,487)	(1,046)	(5,441)
Itochu Corp.	1.00%	Quarterly	Goldman Sachs International	12/20/20	JPY	29,326	(6,488)	(812)	(5,676)
Mitsubishi Corp.	1.00%	Quarterly	Barclays Bank PLC	12/20/20	JPY	47,573	(10,743)	(4,033)	(6,710)
Mitsubishi Corp.	1.00%	Quarterly	Goldman Sachs International	12/20/20	JPY	29,326	(6,622)	(2,183)	(4,439)
Mitsui & Co. Ltd.	1.00%	Quarterly	Goldman Sachs International	12/20/20	JPY	58,651	(13,135)	(1,715)	(11,420)
Mitsui & Co. Ltd.	1.00%	Quarterly	Goldman Sachs International	12/20/20	JPY	29,326	(6,568)	(621)	(5,947)
National Australia Bank Ltd.	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/20	USD	1,000	(19,797)	(743)	(19,054)
Standard Chartered Bank	1.00%	Quarterly	BNP Paribas S.A.	12/20/20	EUR	810	(21,133)	11,259	(32,392)
Standard Chartered Bank	1.00%	Quarterly	BNP Paribas S.A.	12/20/20	EUR	460	(12,001)	6,667	(18,668)
Standard Chartered Bank	1.00%	Quarterly	Goldman Sachs International	12/20/20	EUR	610	(15,914)	3,778	(19,692)
Standard Chartered Bank	1.00%	Quarterly	Morgan Stanley & Co. International PLC	12/20/20	EUR	240	(6,262)	3,547	(9,809)
Sumitomo Corp.	1.00%	Quarterly	Barclays Bank PLC	12/20/20	JPY	24,938	(5,580)	643	(6,223)
Sumitomo Corp.	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/20	JPY	25,316	(5,665)	1,096	(6,761)
Westpac Banking Corp.	1.00%	Quarterly	Citibank N.A.	12/20/20	USD	1,000	(20,565)	(1,730)	(18,835)
Kingdom of Thailand	1.00%	Quarterly	Barclays Bank PLC	06/20/21	USD	769	(17,312)	(678)	(16,634)
Kingdom of Thailand	1.00%	Quarterly	BNP Paribas S.A.	06/20/21	USD	731	(16,454)	(1,292)	(15,162)

CONSOLIDATED SCHEDULE OF INVESTMENTS	87

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	Master Total Return Portfolio

Reference Obligation	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Kingdom of Thailand	1.00%	Quarterly	Citibank N.A.	06/20/21	USD	420	$(9,452)	$(484)	$(8,968)
Kingdom of Thailand	1.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/21	USD	540	(12,157)	(291)	(11,866)
Kingdom of Thailand	1.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/21	USD	540	(12,157)	(126)	(12,031)
Stena AB	5.00%	Quarterly	Goldman Sachs International	06/20/21	EUR	440	(23,717)	(22,596)	(1,121)
Constellium NV	5.00%	Quarterly	Citibank N.A.	12/20/21	EUR	1,200	(168,750)	(163,807)	(4,943)
Constellium NV	5.00%	Quarterly	Goldman Sachs International	12/20/21	EUR	890	(125,157)	(128,035)	2,878
Melia Hotels International SA	5.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/22	EUR	870	(208,770)	(148,648)	(60,122)
Republic of France	0.25%	Quarterly	Bank of America N.A.	06/20/22	USD	780	(3,761)	9,142	(12,903)
Republic of France	0.25%	Quarterly	Goldman Sachs International	06/20/22	USD	80	(386)	765	(1,151)
STMicroelectronics NV	1.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/22	EUR	888	(29,031)	(4,183)	(24,848)
ArcelorMittal	5.00%	Quarterly	Citibank N.A.	12/20/22	EUR	1,280	(279,268)	(255,495)	(23,773)
Cable & Wireless Ltd.	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/22	EUR	450	(88,953)	(80,233)	(8,720)
CMA CGM SA	5.00%	Quarterly	Barclays Bank PLC	12/20/22	EUR	660	(16,830)	(42,072)	25,242
CMA CGM SA	5.00%	Quarterly	Credit Suisse International	12/20/22	EUR	300	(7,650)	(17,724)	10,074
CMA CGM SA	5.00%	Quarterly	Morgan Stanley & Co. International PLC	12/20/22	EUR	400	(10,199)	(23,018)	12,819
CMA CGM SA	5.00%	Quarterly	Morgan Stanley & Co. International PLC	12/20/22	EUR	360	(9,180)	(22,070)	12,890
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Morgan Stanley & Co. International PLC	12/20/22	EUR	260	16,952	13,856	3,096
K Hovnanian Enterprises, Inc.	5.00%	Quarterly	Barclays Bank PLC	12/20/22	USD	1,509	718,133	454,058	264,075

88	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	Master Total Return Portfolio

Reference Obligation	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
K Hovnanian Enterprises, Inc.	5.00%	Quarterly	Goldman Sachs International	12/20/22	USD	500	$237,950	$129,549	$108,401
Lanxess AG	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/22	EUR	2,167	(55,992)	(47,961)	(8,031)
Peugeot SA	5.00%	Quarterly	Citibank N.A.	12/20/22	EUR	640	(143,117)	(138,721)	(4,396)
Peugeot SA	5.00%	Quarterly	Credit Suisse International	12/20/22	EUR	1,280	(286,235)	(279,513)	(6,722)
Stena AB	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/22	EUR	700	7,120	11,438	(4,318)
TDC A/S	1.00%	Quarterly	Barclays Bank PLC	12/20/22	EUR	590	23,512	(7,447)	30,959
TDC A/S	1.00%	Quarterly	BNP Paribas S.A.	12/20/22	EUR	1,430	56,988	(6,929)	63,917
TDC A/S	1.00%	Quarterly	Credit Suisse International	12/20/22	EUR	1,050	41,844	(4,522)	46,366
TDC A/S	1.00%	Quarterly	Credit Suisse International	12/20/22	EUR	570	22,716	(2,457)	25,173
Tesco PLC	1.00%	Quarterly	Credit Suisse International	12/20/22	EUR	1,280	11,728	6,216	5,512
Tesco PLC	1.00%	Quarterly	Credit Suisse International	12/20/22	EUR	1,280	11,727	6,891	4,836
Unitymedia GmbH	5.00%	Quarterly	Credit Suisse International	12/20/22	EUR	300	(67,714)	(62,053)	(5,661)
Vodafone Group PLC	1.00%	Quarterly	Barclays Bank PLC	12/20/22	EUR	1,920	(41,392)	(40,487)	(905)
Assicurazioni Generali SpA	1.00%	Quarterly	Goldman Sachs International	06/20/23	EUR	1,980	73,437	41,105	32,332
Banco Bilbao Vizcaya Argentaria SA	1.00%	Quarterly	Goldman Sachs International	06/20/23	EUR	2,550	64,904	42,470	22,434
Carrefour SA	1.00%	Quarterly	Barclays Bank PLC	06/20/23	EUR	1,980	(23,220)	(36,195)	12,975
Carrefour SA	1.00%	Quarterly	Citibank N.A.	06/20/23	EUR	1,980	(23,219)	(39,533)	16,314
Carrefour SA	1.00%	Quarterly	Credit Suisse International	06/20/23	EUR	2,630	(30,842)	(44,722)	13,880
CMA CGM SA	5.00%	Quarterly	Citibank N.A.	06/20/23	EUR	300	(1,185)	789	(1,974)
Federative Republic of Brazil	1.00%	Quarterly	Barclays Bank PLC	06/20/23	USD	4,492	139,585	137,067	2,518
Federative Republic of Brazil	1.00%	Quarterly	Citibank N.A.	06/20/23	USD	4,730	146,981	140,266	6,715
Federative Republic of Brazil	1.00%	Quarterly	Deutsche Bank AG	06/20/23	USD	3,603	111,960	103,027	8,933

CONSOLIDATED SCHEDULE OF INVESTMENTS	89

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	Master Total Return Portfolio

Reference Obligation	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Intesa Sanpaolo SpA	1.00%	Quarterly	Goldman Sachs International	06/20/23	EUR	2,640	$177,665	$154,330	$23,335
ITV PLC	5.00%	Quarterly	Barclays Bank PLC	06/20/23	EUR	1,160	(261,872)	(261,207)	(665)
Kingdom of Bahrain	1.00%	Quarterly	HSBC Bank PLC	06/20/23	USD	1,650	133,048	117,557	15,491
Lloyds Banking Group PLC	1.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	EUR	720	26,016	25,130	886
Marks & Spencer PLC	1.00%	Quarterly	Credit Suisse International	06/20/23	EUR	3,280	115,039	95,691	19,348
People’s Republic of China	1.00%	Quarterly	Goldman Sachs International	06/20/23	USD	4,220	(72,015)	(69,784)	(2,231)
Republic of Argentina	5.00%	Quarterly	Goldman Sachs International	06/20/23	USD	11,189	(1,110,933)	(1,228,007)	117,074
Republic of Korea	1.00%	Quarterly	Citibank N.A.	06/20/23	USD	5,000	(114,980)	(113,860)	(1,120)
Republic of South Africa	1.00%	Quarterly	Bank of America N.A.	06/20/23	USD	1,515	38,231	39,656	(1,425)
Republic of South Africa	1.00%	Quarterly	Morgan Stanley & Co. International PLC	06/20/23	USD	5,219	131,692	140,929	(9,237)
Republic of the Philippines	1.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	USD	18,547	(240,002)	(229,904)	(10,098)
Societe Generale SA	1.00%	Quarterly	Goldman Sachs International	06/20/23	EUR	720	5,638	2,262	3,376
Suedzuecker AG	1.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	EUR	1,980	(16,719)	(28,638)	11,919
United Mexican States	1.00%	Quarterly	Barclays Bank PLC	06/20/23	USD	6,665	35,640	55,546	(19,906)
United Mexican States	1.00%	Quarterly	Barclays Bank PLC	06/20/23	USD	3,172	16,961	27,143	(10,182)
United Mexican States	1.00%	Quarterly	Citibank N.A.	06/20/23	USD	7,703	41,187	66,640	(25,453)
United Mexican States	1.00%	Quarterly	Citibank N.A.	06/20/23	USD	6,155	32,913	52,963	(20,050)
Wind Tre SpA	5.00%	Quarterly	Barclays Bank PLC	06/20/23	EUR	400	(12,478)	(6,405)	(6,073)
Wind Tre SpA	5.00%	Quarterly	Credit Suisse International	06/20/23	EUR	660	(20,588)	(15,910)	(4,678)
CMBX.NA.9.A	2.00%	Annual	J.P. Morgan Securities LLC	09/17/58	USD	1,021	43,264	138,245	(94,981)

90	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	Master Total Return Portfolio

Reference Obligation	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9.A	2.00%	Annual	Morgan Stanley & Co. International PLC	09/17/58	USD1,780	$75,396	$221,828	$ (146,432)
CMBX.NA.9.AAA	0.50%	Annual	Credit Suisse International	09/17/58	USD4,540	1,767	54,752	(52,985)
CMBX.NA.9.AAA	0.50%	Annual	Deutsche Bank AG	09/17/58	USD3,620	1,410	44,289	(42,879)
CMBX.NA.9.AAA	0.50%	Annual	Morgan Stanley & Co. International PLC	09/17/58	USD5,570	2,168	73,705	(71,537)
CMBX.NA.9.AAA	0.50%	Annual	Morgan Stanley & Co. International PLC	09/17/58	USD3,050	1,187	36,783	(35,596)
CMBX.NA.9.AAA	0.50%	Annual	Morgan Stanley & Co. International PLC	09/17/58	USD2,530	985	30,512	(29,527)
CMBX.NA.6.AAA	0.50%	Annual	Deutsche Bank AG	05/11/63	USD6,447	(48,554)	2,083	(50,637)
CMBX.NA.6.AAA	0.50%	Annual	Deutsche Bank AG	05/11/63	USD5,736	(43,200)	(1,875)	(41,325)
CMBX.NA.6.AAA	0.50%	Annual	Deutsche Bank AG	05/11/63	USD4,028	(30,337)	785	(31,122)
CMBX.NA.6.BBB-	3.00%	Annual	J.P. Morgan Securities LLC	05/11/63	USD 850	124,733	84,038	40,695

						$(1,659,918)	$(1,055,898)	$ (604,020)

OTC Credit Default Swaps — Sell Protection

Financing Reference Obligation	Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
ITRAXX.FINSUB.19.V1	5.00%	Quarterly	Citibank N.A.	06/20/18	BBB	EUR	5,900	$92,380	$60,324	$32,056
ITRAXX.FINSUB.20.V1	5.00%	Quarterly	Barclays Bank PLC	12/20/18	BBB	EUR	1,160	52,644	74,701	(22,057)
ITRAXX.FINSUB.20.V1	5.00%	Quarterly	Citibank N.A.	12/20/18	BBB	EUR	4,600	208,762	148,765	59,997
ITRAXX.FINSUB.20.V1	5.00%	Quarterly	Citibank N.A.	12/20/18	BBB	EUR	1,660	75,336	105,933	(30,597)
ITRAXX.FINSUB.20.V1	5.00%	Quarterly	Deutsche Bank AG	12/20/18	BBB	EUR	830	37,667	53,209	(15,542)
K Hovnanian Enterprises, Inc.	5.00%	Quarterly	Barclays Bank PLC	12/20/18	CCC-	USD	2,560	(1,218,303)	(141,701)	(1,076,602)
Scandinavian Airlines System Denmark Norway Sweden	5.00%	Quarterly	Goldman Sachs International	06/20/19	Not Rated	EUR	1,000	60,466	(34,356)	94,822
Transocean, Inc.	1.00%	Quarterly	Goldman Sachs International	06/20/19	Not Rated	USD	350	263	(2,667)	2,930
United Mexican States	1.00%	Quarterly	Bank of America N.A.	06/20/20	BBB+	USD	7,452	83,494	(33,741)	117,235
People’s Republic of China	1.00%	Quarterly	Barclays Bank PLC	09/20/20	A+	USD	1,000	17,398	(4,009)	21,407
People’s Republic of China	1.00%	Quarterly	Goldman Sachs International	09/20/20	A+	USD	1,000	17,395	(4,237)	21,632
United Mexican States	1.00%	Quarterly	JPMorgan Chase Bank N.A.	09/20/20	BBB+	USD	7,452	83,377	(40,344)	123,721

CONSOLIDATED SCHEDULE OF INVESTMENTS	91

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	Master Total Return Portfolio

Reference Obligation	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
ITRAXX.ASIA.XJ.IG.24.V1	1.00%	Quarterly	Goldman Sachs International	12/20/20	A-	USD	1,825	$31,158	$(27,741)	$58,899
Altice Finco SA	5.00%	Quarterly	BNP Paribas S.A.	12/20/22	B-	EUR	400	9,190	18,779	(9,589)
Altice Finco SA	5.00%	Quarterly	Citibank N.A.	12/20/22	B-	EUR	660	15,164	39,358	(24,194)
Altice Finco SA	5.00%	Quarterly	Credit Suisse International	12/20/22	B-	EUR	720	16,542	15,932	610
Altice Finco SA	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/22	B-	EUR	720	16,542	17,647	(1,105)
Altice Finco SA	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/22	B-	EUR	500	11,488	19,341	(7,853)
Altice Finco SA	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/22	B-	EUR	500	11,488	21,844	(10,356)
Altice Luxembourg SA	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/22	B	EUR	360	(38,401)	(4,154)	(34,247)
Altice Luxembourg SA	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/22	B	EUR	300	(32,001)	3,413	(35,414)
Casino Guichard Perrachon SA	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/22	BB+	EUR	50	(4,759)	(2,061)	(2,698)
Commerzbank AG	1.00%	Quarterly	Goldman Sachs International	12/20/22	Not Rated	EUR	1,300	(38,113)	(43,564)	5,451
Deutsche Bank AG	1.00%	Quarterly	Barclays Bank PLC	12/20/22	Not Rated	EUR	1,340	(11,535)	1,138	(12,673)
Intrum Justitia AB	5.00%	Quarterly	Credit Suisse International	12/20/22	BB+	EUR	520	55,055	90,205	(35,150)
Intrum Justitia AB	5.00%	Quarterly	Credit Suisse International	12/20/22	BB+	EUR	510	53,996	80,655	(26,659)
Intrum Justitia AB	5.00%	Quarterly	Morgan Stanley & Co. International PLC	12/20/22	BB+	EUR	1,420	150,343	248,308	(97,965)
ITRAXX.FINSR.28.V1	1.00%	Quarterly	Citibank N.A.	12/20/22	Not Rated	EUR	13,200	328,051	358,036	(29,985)
Jaguar Land Rover Automotive PLC	5.00%	Quarterly	Barclays Bank PLC	12/20/22	BB+	EUR	30	5,324	5,742	(418)
Jaguar Land Rover Automotive PLC	5.00%	Quarterly	Morgan Stanley & Co. International PLC	12/20/22	BB+	EUR	60	10,648	11,182	(534)
SFR Group SA	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/22	B+	EUR	660	27,851	26,299	1,552
Telecom Italia SpA	1.00%	Quarterly	Citibank N.A.	12/20/22	BB+	EUR	40	(685)	8,147	(8,832)
Vue International Bidco PLC	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/22	B	EUR	700	91,603	90,746	857
Vue International Bidco PLC	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/22	B	EUR	600	78,517	76,850	1,667
Wind Acquisition Finance SA	5.00%	Quarterly	Credit Suisse International	12/20/22	Not Rated	EUR	620	127,117	124,600	2,517
Wind Acquisition Finance SA	5.00%	Quarterly	Goldman Sachs International	12/20/22	BB-	EUR	700	143,519	137,809	5,710
Wind Acquisition Finance SA	5.00%	Quarterly	Goldman Sachs International	12/20/22	BB-	EUR	375	76,885	73,826	3,059
Adler Real Estate AG	5.00%	Quarterly	Credit Suisse International	06/20/23	BB+	EUR	1,320	281,250	286,105	(4,855)
Constellium NV	5.00%	Quarterly	Goldman Sachs International	06/20/23	B-	EUR	396	51,675	49,805	1,870
Intrum Justitia AB	5.00%	Quarterly	Credit Suisse International	06/20/23	BB+	EUR	20	1,952	2,103	(151)
SFR Group SA	5.00%	Quarterly	Barclays Bank PLC	06/20/23	B+	EUR	660	15,894	12,355	3,539
SFR Group SA	5.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	B+	EUR	660	15,893	15,782	111
Constellium NV	5.00%	Quarterly	Citibank N.A.	12/20/24	B-	EUR	1,200	137,141	150,792	(13,651)
Constellium NV	5.00%	Quarterly	Goldman Sachs International	12/20/24	B-	EUR	890	101,713	143,436	(41,723)
Constellium NV	5.00%	Quarterly	Goldman Sachs International	12/20/24	B-	EUR	660	75,428	77,932	(2,504)
CMBX.NA.7.AAA	0.50%	Monthly	Morgan Stanley & Co. International PLC	01/17/47	AAA	USD	5,000	34,437	(156,036)	190,473
CMBX.NA.3.AM	0.50%	Monthly	Credit Suisse International	12/13/49	A	USD	61	(276)	(5,272)	4,996
CMBX.NA.3.AM	0.50%	Monthly	Goldman Sachs International	12/13/49	A	USD	154	(696)	(13,463)	12,767
CMBX.NA.3.AM	0.50%	Monthly	JPMorgan Chase Bank N.A.	12/13/49	A	USD	333	(1,501)	(27,533)	26,032
CMBX.NA.4.AM	0.50%	Annual	Deutsche Bank AG	02/17/51	A-	USD	175	(1,021)	(22,801)	21,780
CMBX.NA.8.A	2.00%	Annual	Goldman Sachs International	10/17/57	Not Rated	USD	1,710	(78,102)	(95,594)	17,492
CMBX.NA.8.A	2.00%	Monthly	Goldman Sachs International	10/17/57	Not Rated	USD	440	(20,096)	(44,030)	23,934
CMBX.NA.8.A	2.00%	Annual	Morgan Stanley & Co. International PLC	10/17/57	Not Rated	USD	290	(13,246)	(24,510)	11,264
CMBX.NA.8.BBB-	5.99%	Monthly	J.P. Morgan Securities LLC	10/17/57	Not Rated	USD	878	(132,982)	(133,313)	331

92	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	Master Total Return Portfolio

Reference Obligation	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9.A	2.00%	Annual	Credit Suisse International	09/17/58	Not Rated	USD	518	$(21,941)	$(16,470)	$(5,471)
CMBX.NA.9.A	2.00%	Annual	Credit Suisse International	09/17/58	Not Rated	USD	510	(21,602)	(25,899)	4,297
CMBX.NA.9.A	2.00%	Monthly	Credit Suisse International	09/17/58	Not Rated	USD	400	(16,943)	(55,292)	38,349
CMBX.NA.9.A	2.00%	Monthly	J.P. Morgan Securities LLC	09/17/58	Not Rated	USD	4,880	(206,702)	(255,356)	48,654
CMBX.NA.9.A	2.00%	Annual	J.P. Morgan Securities LLC	09/17/58	Not Rated	USD	1,360	(57,605)	(37,647)	(19,958)
CMBX.NA.9.A	2.00%	Monthly	J.P. Morgan Securities LLC	09/17/58	Not Rated	USD	926	(39,223)	(28,583)	(10,640)
CMBX.NA.9.A	2.00%	Annual	J.P. Morgan Securities LLC	09/17/58	Not Rated	USD	730	(30,920)	(23,171)	(7,749)
CMBX.NA.9.A	2.00%	Annual	J.P. Morgan Securities LLC	09/17/58	Not Rated	USD	551	(23,357)	(67,136)	43,779
CMBX.NA.9.A	2.00%	Monthly	Morgan Stanley & Co. International PLC	09/17/58	Not Rated	USD	2,740	(116,058)	(61,870)	(54,188)
CMBX.NA.9.A	2.00%	Monthly	Morgan Stanley & Co. International PLC	09/17/58	Not Rated	USD	1,810	(76,666)	(90,627)	13,961
CMBX.NA.9.A	2.00%	Annual	Morgan Stanley & Co. International PLC	09/17/58	Not Rated	USD	1,630	(69,042)	(87,129)	18,087
CMBX.NA.9.A	2.00%	Monthly	Morgan Stanley & Co. International PLC	09/17/58	Not Rated	USD	920	(38,968)	(19,222)	(19,746)
CMBX.NA.9.A	2.00%	Monthly	Morgan Stanley & Co. International PLC	09/17/58	Not Rated	USD	910	(38,545)	(19,657)	(18,888)
CMBX.NA.9.A	2.00%	Annual	Morgan Stanley & Co. International PLC	09/17/58	Not Rated	USD	446	(18,891)	(15,045)	(3,846)
CMBX.NA.9.BBB-	3.00%	Annual	Credit Suisse International	09/17/58	Not Rated	USD	896	(115,572)	(93,023)	(22,549)
CMBX.NA.9.BBB-	3.00%	Monthly	Morgan Stanley & Co. International PLC	09/17/58	Not Rated	USD	970	(125,117)	(125,747)	630
CMBX.NA.9.BBB-	3.00%	Monthly	Morgan Stanley & Co. International PLC	09/17/58	Not Rated	USD	920	(118,668)	(114,560)	(4,108)
CMBX.NA.9.BBB-	3.00%	Monthly	Morgan Stanley & Co. International PLC	09/17/58	Not Rated	USD	770	(99,319)	(81,342)	(17,977)
CMBX.NA.9.BBB-	3.00%	Annual	Morgan Stanley & Co. International PLC	09/17/58	Not Rated	USD	630	(81,262)	(63,380)	(17,882)
CMBX.NA.9.BBB-	3.00%	Monthly	Morgan Stanley & Co. International PLC	09/17/58	Not Rated	USD	127	(16,382)	(15,506)	(876)
CMBX.NA.10.A	2.00%	Monthly	Deutsche Bank AG	11/17/59	Not Rated	USD	3,340	(150,551)	(148,466)	(2,085)
CMBX.NA.10.A	2.00%	Monthly	Deutsche Bank AG	11/17/59	Not Rated	USD	1,670	(75,276)	(75,481)	205
CMBX.NA.10.BBB-	3.00%	Annual	J.P. Morgan Securities LLC	11/17/59	Not Rated	USD	60	(6,633)	(5,277)	(1,356)
CMBX.NA.6.A	2.00%	Monthly	Morgan Stanley & Co. International PLC	05/11/63	A	USD	1,620	(70,893)	(71,308)	415
CMBX.NA.6.A	2.00%	Monthly	Morgan Stanley & Co. International PLC	05/11/63	A	USD	910	(39,823)	(39,313)	(510)
CMBX.NA.6.AA	1.50%	Monthly	Morgan Stanley & Co. International PLC	05/11/63	AA	USD	2,710	(10,142)	5,621	(15,763)
CMBX.NA.6.BBB-	3.00%	Annual	Credit Suisse International	05/11/63	BBB-	USD	850	(124,734)	(68,054)	(56,680)

								$(697,506)	$91,032	$(788,538)

(a)	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund			Effective	Termination	Notional Amount		Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Counterparty	Date	Date	(000)	Value	(Received)	(Depreciation)
4.85%	Monthly	28-day MXIBTIIE, 7.85%	Monthly	Bank of America N.A.	N/A	11/01/18	MXN 23,232	$24,221	$41	$ 24,180
28-day MXIBTIIE, 7.85%	Monthly	7.07%	Monthly	Citibank N.A.	N/A	11/21/18	MXN 231,800	(74,308)	—	(74,308)
28-day MXIBTIIE, 7.85%	Monthly	7.06%	Monthly	JPMorgan Chase Bank N.A.	N/A	11/21/18	MXN 278,160	(90,229)	—	(90,229)

CONSOLIDATED SCHEDULE OF INVESTMENTS	93

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	Master Total Return Portfolio

Paid by the Fund		Received by the Fund			Effective	Termination	Notional Amount			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Counterparty	Date	Date	(000)		Value	(Received)	(Depreciation)
28-day MXIBTIIE, 7.85%	Monthly	6.98%	Monthly	Citibank N.A.	N/A	11/28/18	MXN	395,600	$(140,406)	$(202)	$(140,204)
28-day MXIBTIIE, 7.85%	Monthly	6.98%	Monthly	JPMorgan Chase Bank N.A.	N/A	11/28/18	MXN	224,417	(79,650)	(115)	(79,535)
4.77%	Monthly	28-day MXIBTIIE, 7.85%	Monthly	Citibank N.A.	N/A	12/05/18	MXN	16,034	19,145	23	19,122
4.70%	Monthly	28-day MXIBTIIE, 7.85%	Monthly	Bank of America N.A.	N/A	12/06/18	MXN	16,034	19,562	21	19,541
4.76%	Monthly	28-day MXIBTIIE, 7.85%	Monthly	Citibank N.A.	N/A	12/06/18	MXN	16,034	19,197	22	19,175
7.02%	At Termination	1-day BZDIOVER, 6.39%	At Termination	Bank of America N.A.	N/A	01/02/19	BRL	152,195	(298,410)	—	(298,410)
7.75%	At Termination	1-day BZDIOVER, 6.39%	At Termination	Bank of America N.A.	N/A	01/02/19	BRL	91,464	(380,791)	—	(380,791)
8.00%	At Termination	1-day BZDIOVER, 6.39%	At Termination	Citibank N.A.	N/A	01/02/19	BRL	90,129	(457,268)	—	(457,268)
1-day BZDIOVER, 6.39%	At Termination	9.25%	At Termination	Citibank N.A.	N/A	01/02/19	BRL	84,850	807,261	—	807,261
1-day BZDIOVER, 6.39%	At Termination	9.28%	At Termination	JPMorgan Chase Bank N.A.	N/A	01/02/19	BRL	80,549	775,080	—	775,080
1-day BZDIOVER, 6.39%	Annual	7.7%	Annual	Bank of America N.A.	N/A	01/02/20	BRL	64,088	241,584	—	241,584
1-day BZDIOVER, 6.39%	Annual	7.78%	Annual	Citibank N.A.	N/A	01/02/20	BRL	96,280	405,688	—	405,688
1-day BZDIOVER, 6.39%	Annual	7.82%	Annual	Citibank N.A.	N/A	01/02/20	BRL	46,540	206,135	—	206,135
1-day BZDIOVER, 6.39%	At Termination	9.14%	At Termination	Bank of America N.A.	N/A	01/04/21	BRL	40,606	527,478	—	527,478
3.27%	Quarterly	3-month LIBOR, 2.31%	Semi-Annual	Deutsche Bank AG	N/A	05/16/21	USD	9,510	(276,531)	—	(276,531)
1-day BZDIOVER, 6.39%	At Termination	9.85%	At Termination	Citibank N.A.	N/A	01/02/23	BRL	21,128	389,846	—	389,846
5.36%	Quarterly	1-day COOIS, 4.27%	Quarterly	Citibank N.A.	N/A	02/12/23	COP	15,912,242	(36,585)	—	(36,585)
5.42%	Quarterly	1-day COOIS, 4.27%	Quarterly	Citibank N.A.	N/A	02/13/23	COP	15,912,242	(51,035)	—	(51,035)
5.40%	Quarterly	1-day COOIS, 4.27%	Quarterly	JPMorgan Chase Bank N.A.	N/A	02/14/23	COP	16,208,744	14,329	—	14,329
5.41%	Quarterly	1-day COOIS, 4.27%	Quarterly	JPMorgan Chase Bank N.A.	N/A	02/15/23	COP	16,208,744	12,497	—	12,497
5.40%	Quarterly	1-day COOIS, 4.27%	Daily	Citibank N.A.	N/A	02/23/23	COP	31,923,318	(91,341)	—	(91,341)
5.45%	Quarterly	1-day COOIS, 4.27%	Quarterly	Citibank N.A.	N/A	03/08/23	COP	31,488,073	(116,866)	—	(116,866)
5.47%	Quarterly	1-day COOIS, 4.27%	Quarterly	Citibank N.A.	N/A	03/09/23	COP	3,148,807	(12,342)	—	(12,342)

94	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	Master Total Return Portfolio

Paid by the Fund		Received by the Fund			Effective	Termination	Notional Amount			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Counterparty	Date	Date	(000)		Value	(Received)	(Depreciation)
5.45%	Quarterly	1-day COOIS, 4.27%	Quarterly	Citibank N.A.	N/A	03/12/23	COP	12,152,428	$(43,570)	$—	$(43,570)
7-day China Fixing Repo Rates, 3.20%	Quarterly	3.98%	Quarterly	BNP Paribas S.A.	09/19/18(a)	09/19/23	CNY	108,000	159,520	—	159,520
1.07%	Quarterly	3-month TAIBOR, 0.66%	Quarterly	Goldman Sachs International	09/19/18(a)	09/19/23	TWD	254,880	(25,102)	—	(25,102)
1.08%	Quarterly	3-month TAIBOR, 0.66%	Quarterly	JPMorgan Chase Bank N.A.	09/19/18(a)	09/19/23	TWD	177,120	(18,922)	—	(18,922)
5.73%	Monthly	28-day MXIBTIIE, 7.85%	Monthly	Bank of America N.A.	N/A	01/03/25	MXN	23,376	123,313	262	123,051
28-day MXIBTIIE, 7.85%	Monthly	6.33%	Monthly	Citibank N.A.	N/A	06/09/25	MXN	14,869	(54,740)	(74)	(54,666)
28-day MXIBTIIE, 7.85%	Monthly	6.33%	Monthly	Citibank N.A.	N/A	07/17/25	MXN	36,610	(137,994)	(144)	(137,850)
28-day MXIBTIIE, 7.85%	Monthly	6.32%	Monthly	Goldman Sachs International	N/A	08/06/25	MXN	109,616	(412,969)	(427)	(412,542)
6.31%	Monthly	28-day MXIBTIIE, 7.85%	Monthly	Bank of America N.A.	N/A	08/11/25	MXN	36,783	142,093	154	141,939
6.31%	Monthly	28-day MXIBTIIE, 7.85%	Monthly	Bank of America N.A.	N/A	08/11/25	MXN	36,783	142,093	154	141,939
6.31%	Monthly	28-day MXIBTIIE, 7.85%	Monthly	Deutsche Bank AG	N/A	08/11/25	MXN	136,536	528,665	571	528,094
28-day MXIBTIIE, 7.85%	Monthly	6.27%	Monthly	Bank of America N.A.	N/A	12/05/25	MXN	4,348	(18,121)	(46)	(18,075)
1.14%	Annual	6-month EURIBOR, (0.27)%	Semi-Annual	Citigroup Global Markets, Inc.	N/A	02/15/28	EUR	10,365	(256,783)	220	(257,003)
1.15%	Annual	6-month EURIBOR, (0.27)%	Semi-Annual	Citigroup Global Markets, Inc.	N/A	02/15/28	EUR	6,105	(159,333)	130	(159,463)
7.66%	Quarterly	3-month JIBAR, 6.87%	Quarterly	Citigroup Global Markets, Inc.	N/A	03/06/28	ZAR	103,145	(26,276)	407	(26,683)
7.64%	Quarterly	3-month JIBAR, 6.87%	Quarterly	Citigroup Global Markets, Inc.	N/A	03/06/28	ZAR	101,605	(13,714)	392	(14,106)
3.01%	Annual	6-month WIBOR, 1.68%	Semi-Annual	Citigroup Global Markets, Inc.	06/20/18(a)	06/20/28	PLN	24,052	(59,330)	126	(59,456)

									$1,225,091	$1,515	$1,223,576

(a)	Forward swap.

CONSOLIDATED SCHEDULE OF INVESTMENTS	95

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	Master Total Return Portfolio

OTC Total Return Swaps

Paid by the Fund		Received by the Fund			Termination	Notional Amount			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Counterparty	Date	(000)		Value	(Received)	(Depreciation)
iBoxx EUR Liquid High Yield Index	At Termination	3-month EURIBOR, (0.33)%	Quarterly	JPMorgan Chase Bank N.A.	06/20/18	EUR	20,400	$(132,140)	$(200)	$(131,940)
iBoxx EUR Liquid High Yield Index	At Termination	3-month EURIBOR, (0.33)%	At Termination	JPMorgan Chase Bank N.A.	06/20/18	EUR	6,600	(26,701)	(136)	(26,565)
iBoxx EUR Liquid High Yield Index	At Termination	3-month EURIBOR, (0.33)%	Quarterly	Merrill Lynch International	06/20/18	EUR	6,600	(32,044)	(64)	(31,980)
iBoxx U.S. Dollar Liquid High Yield Index	At Termination	3-month LIBOR, 2.31%	Quarterly	Goldman Sachs International	06/20/18	USD	9,024	(19,610)	489	(20,099)
Superior Energy Services, Inc.	Quarterly	3-month LIBOR plus 0.05%, 2.31%	Quarterly	BNP Paribas S.A.	02/07/19	USD	561	64,994	—	64,994
SPDR S&P Oil & Gas Exploration & Production ETF	Monthly	1-month LIBOR minus 0.90%, 1.88%	Monthly	Merrill Lynch International	03/15/19	USD	1,710	(63,296)	—	(63,296)
Weatherford International PLC	Quarterly	3-month LIBOR minus 1.25%, 2.31%	Quarterly	Citibank N.A.	04/03/19	USD	120	72,606	—	72,606

								$(136,191)	$89	$(136,280)

OTC Total Return Swaps(a)

Reference Entity	Counterparty	Expiration Date	Net Notional Amount	Unrealized Appreciation (Depreciation)		Net Value of Reference Entities	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Bank of America N.A.	02/15/23	USD 1,067,292	$(238,553)	(b)	$960,986	0.2%

(a)

The Master Portfolio receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Master Portfolio pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 25-150 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Intercontinental Exchange LIBOR:

EUR 1 Week
STIBOR 1 Month
USD 1 Week

(b)	Amount includes $(132,247) of net dividends and financing fees

OTC Total Return Volatility Swaps

Reference Entity	Volatility Strike Price	Counterparty	Expiration Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
JPY Currency	8.90%	Deutsche Bank AG	02/26/19	JPY	41,565	$32,098	$—	$32,098
JPY Currency	8.90%	Deutsche Bank AG	02/26/19	JPY	20,851	16,102	—	16,102

						$48,200	$—	$48,200

96	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	Master Total Return Portfolio

Balances Reported in the Consolidated Statement of Assets and Liabilities for Centrally Cleared Swaps and OTC Derivatives

	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
Centrally Cleared Swaps(a)	$2,251,927	$(4,430,493)	$1,294,312	$(1,819,834)	$—
OTC Derivatives	5,323,650	(6,286,912)	6,743,810	(7,239,425)	—
Options Written	N/A	N/A	6,261,471	(8,559,950)	(33,092,908)

(a)

Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Consolidated Statement of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation(a)	$711,981	$—	$—	$—	$4,809,059	$—	$5,521,040
Forward foreign currency exchange	Unrealized appreciation on forward
contracts	foreign currency exchange contracts	—	—	—	11,138,806	—	—	11,138,806
Options purchased	Investments at value — unaffiliated(b)	—	21,137	1,068,505	16,073,671	3,970,015	—	21,133,328
Swaps — centrally cleared	Net unrealized appreciation(a)	—	133,424	—	—	1,053,800	107,088	1,294,312
	Unrealized appreciation on OTC swaps;
Swaps — OTC	Swap premiums paid	—	7,322,189	137,600	—	4,607,671	—	12,067,460

		$711,981	$7,476,750	$1,206,105	$27,212,477	$14,440,545	$107,088	$51,154,946

Liabilities — Derivative Financial Instruments
Futures contracts	Net unrealized depreciation(a)	$665,051	$—	$75,856	$—	$12,661,016	$—	$13,401,923
Forward foreign currency exchange	Unrealized depreciation on forward
contracts	foreign currency exchange contracts	—	—	—	14,551,189	—	—	14,551,189
Options written	Options written at value	—	—	72,365	10,138,790	22,881,753	—	33,092,908
Swaps — centrally cleared	Net unrealized depreciation(a)	—	287,531	—	—	1,532,303	—	1,819,834
	Unrealized depreciation on OTC swaps;
Swaps — OTC	Swap premiums received	—	9,679,613	301,849	—	3,544,875	—	13,526,337

		$665,051	$9,967,144	$450,070	$24,689,979	$40,619,947	$—	$76,392,191

(a)

Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.

(b)	Includes options purchased at value as reported in the Consolidated Schedule of Investments.

For the six months ended March 31, 2018, the effect of derivative financial instruments in the Consolidated Statement of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	$(39,596)	—	$10,400,493	$—	$32,305,850	—	$42,666,747
Forward foreign currency exchange contracts	—	—	—	(16,203,813)	—	—	(16,203,813)
Options purchased(a)	—	(215,772)	1,900,600	(31,865,399)	(11,394,680)	—	(41,575,251)
Options written	—	70,531	(2,050,098)	24,287,669	14,659,125	—	36,967,227
Swaps	—	(986,591)	(4,738,586)	—	(17,714,018)	198,681	(23,240,514)

	$(39,596)	$(1,131,832)	$5,512,409	$(23,781,543)	$17,856,277	$198,681	$(1,385,604)

(a)	Options purchased are included in net realized gain (loss) from investments.

CONSOLIDATED SCHEDULE OF INVESTMENTS	97

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	Master Total Return Portfolio

Net Change in Unrealized Appreciation (Depreciation) on:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	$90,231	$—	$(231,364)	$—	$(7,050,310)	$—	$(7,191,443)
Forward foreign currency exchange contracts	—	—	—	(5,624,662)	—	—	(5,624,662)
Options purchased(a)	—	(19,514)	(1,612,649)	1,630,739	(5,438,767)	—	(5,440,191)
Options written	—	—	1,401,324	(2,983,873)	5,549	—	(1,577,000)
Swaps	—	(1,526,505)	570,352	—	2,451,311	(183,315)	1,311,843

	$90,231	$(1,546,019)	$127,663	$(6,977,796)	$(10,032,217)	$(183,315)	$(18,521,453)

(a)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments.

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$2,679,612,730
Average notional value of contracts — short	$2,455,674,602
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$1,684,608,577
Average amounts sold — in USD	$787,623,553
Options:
Average value of option contracts purchased	$20,128,927
Average value of option contracts written	$13,603,532
Average notional value of swaption contracts purchased	$133,210,489
Average notional value of swaption contracts written	$1,590,010,000
Credit default swaps:
Average notional value — buy protection	$345,091,455
Average notional value — sell protection	$212,319,801
Interest rate swaps:
Average notional value — pays fixed rate	$3,499,376,005
Average notional value — receives fixed rate	$4,124,284,811
Inflation swaps:
Average notional value — receives fixed rate	$28,336,004
Total return swaps:
Average notional value	$63,029,217

For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Master Portfolio’s derivative assets and liabilities (by type) were as follows:

	Assets		Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$11,138,806		$14,551,189
Options	21,133,328	(a)	33,092,908
Swaps — Centrally cleared	443,121		—
Swaps — OTC(b)	12,067,460		13,526,337
Total derivative assets and liabilities in the Consolidated Statement of Assets and Liabilities	$44,782,715		$61,170,434
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(2,857,824)		(726,788)

Total derivative assets and liabilities subject to an MNA	$41,924,891		$60,443,646

(a)

Includes interest rate caps purchased at value and options purchased at value which are included in Investments at value — unaffiliated in the Consolidated Statement of Assets and Liabilities and reported in the Consolidated Schedule of Investments.

(b)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Consolidated Statement of Assets and Liabilities.

98	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	Master Total Return Portfolio

The following tables present the Master Portfolio’s derivative assets and liabilities by counterparty net of amounts for offset under an MNA and net of the related collateral received and pledged by the Master Portfolio:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets(b)(c)
Bank of America N.A.	$2,990,178	$(2,990,178)	$—	$—	$—
Barclays Bank PLC	2,562,960	(2,562,960)	—	—	—
BNP Paribas S.A.	4,405,523	(4,405,523)	—	—	—
Citibank N.A.	6,124,275	(2,715,531)	—	(2,590,000)	818,744
Citigroup Global Markets, Inc.	1,275	(1,275)	—	—	—
Credit Suisse International	2,033,950	(1,305,386)	—	—	728,564
Deutsche Bank AG	7,727,850	(2,174,950)	—	(5,050,000)	502,900
Goldman Sachs International	2,385,168	(2,385,168)	—	—	—
HSBC Bank PLC	3,651,698	(3,651,698)	—	—	—
J.P. Morgan Securities LLC	355,742	(355,742)	—	—	—
JPMorgan Chase Bank N.A.	5,355,801	(3,923,585)	—	(1,432,216)	—
Morgan Stanley & Co. International PLC	2,607,314	(2,607,314)	—	—	—
Nomura International PLC	5,041	(4,558)	—	—	483
Royal Bank of Canada	6,164	—	—	—	6,164
Royal Bank of Scotland PLC	142,924	(75,051)	—	—	67,873
TD Securities, Inc.	20,912	(20,912)	—	—	—
UBS AG	1,548,116	(1,548,116)	—	—	—

	$41,924,891	$(30,727,947)	$—	$(9,072,216)	$2,124,728

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-cash Collateral Pledged	Cash Collateral Pledged(d)	Net Amount of Derivative Liabilities(c)(e)
Bank of America N.A.	$23,648,201	$(2,990,178)	$—	$(19,650,000)	$1,008,023
Barclays Bank PLC	3,104,988	(2,562,960)	—	—	542,028
BNP Paribas S.A.	5,842,847	(4,405,523)	—	—	1,437,324
Citibank N.A.	2,715,531	(2,715,531)	—	—	—
Citigroup Global Markets, Inc.	516,711	(1,275)	—	—	515,436
Credit Suisse International	1,305,386	(1,305,386)	—	—	—
Deutsche Bank AG	2,174,950	(2,174,950)	—	—	—
Goldman Sachs International	3,950,219	(2,385,168)	—	(1,010,000)	555,051
HSBC Bank PLC	7,207,753	(3,651,698)	—	(3,556,055)	—
J.P. Morgan Securities LLC	685,167	(355,742)	—	—	329,425
JPMorgan Chase Bank N.A.	3,923,585	(3,923,585)	—	—	—
Merrill Lynch International	95,340	—	—	—	95,340
Morgan Stanley & Co. International PLC	3,142,726	(2,607,314)	—	—	535,412
Nomura International PLC	4,558	(4,558)	—	—	—
Royal Bank of Scotland PLC	75,051	(75,051)	—	—	—
Standard Chartered Bank	105,982	—	—	—	105,982
TD Securities, Inc.	181,904	(20,912)	—	—	160,992
UBS AG	1,762,747	(1,548,116)	—	—	214,631

	$60,443,646	$(30,727,947)	$—	$(24,216,055)	$5,499,644

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(e)

Net amount represents the net amount payable due to the counterparty in the event of default. Net amount may be offset further by the options written receivable/payable on the Consolidated Statement of Assets and Liabilities.

CONSOLIDATED SCHEDULE OF INVESTMENTS	99

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	Master Total Return Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$1,564,497,189	$68,665,104	$1,633,162,293
Common Stocks(a)	29,356,276	2,083,641	389,177	31,829,094
Corporate Bonds(a)	—	3,742,934,724	3	3,742,934,727
Floating Rate Loan Interests(a)	—	212,106,417	70,994,589	283,101,006
Foreign Agency Obligations	—	111,819,801	—	111,819,801
Foreign Government Obligations	—	660,429,405	—	660,429,405
Investment Companies	129,932,907	—	—	129,932,907
Non-Agency Mortgage-Backed Securities	—	691,416,487	73,788,424	765,204,911
Preferred Securities(a)	9,501,274	106,846,403	414,314	116,761,991
Taxable Municipal Bonds	—	493,278,180	—	493,278,180
U.S. Government Sponsored Agency Securities	—	9,213,676,873	894,763	9,214,571,636
U.S. Treasury Obligations	—	1,927,284,136	—	1,927,284,136
Short-Term Securities:
Borrowed Bond Agreements	—	345,099,095	—	345,099,095
Foreign Government Obligations	—	257,979,345	—	257,979,345
Money Market Funds	—	—	—	—
Options Purchased:
Equity contracts	919,740	148,765	—	1,068,505
Foreign currency exchange contracts	—	16,073,653	18	16,073,671
Credit contracts	—	21,137	—	21,137
Interest rate contracts	1,494,963	2,474,306	746	3,970,015
Unfunded Floating Rate Loan Interests(b)	—	6,487	—	6,487
Liabilities:
TBA Sale Commitments	—	(4,797,833,024)	—	(4,797,833,024)
Borrowed Bonds	—	(344,927,622)	—	(344,927,622)

Subtotal	$171,205,160	$14,205,415,398	$215,147,138	$14,591,767,696

Investments Valued at NAV(c)				129,487,906

Total Investments				$14,721,255,602

(a)	See above Consolidated Schedule of Investments for values in each industry.
(b)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(c)

As of March 31, 2018, certain investments of the Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets:
Commodity contracts	$711,981	$—	$—	$711,981
Credit contracts	—	2,134,975	—	2,134,975
Equity contracts	—	137,600	—	137,600
Foreign currency exchange contracts	—	11,138,806	—	11,138,806
Interest rate contracts	4,809,059	5,658,459	—	10,467,518
Other contracts	—	107,088	—	107,088
Liabilities:
Commodity contracts	(665,051)	—	—	(665,051)
Credit contracts	—	(3,681,640)	—	(3,681,640)
Equity contracts	(107,893)	(342,177)	—	(450,070)
Foreign currency exchange contracts	—	(24,689,976)	(3)	(24,689,979)
Interest rate contracts	(13,355,767)	(27,262,772)	—	(40,618,539)

	$(8,607,671)	$(36,799,637)	$(3)	$(45,407,311)

(a)

Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

100	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	Master Total Return Portfolio

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $1,384,030,354 are categorized as Level 2 within the disclosure hierarchy.

During the period ended March 31, 2018, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Master Portfolio had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage- Backed Securities
Assets:
Opening Balance, as of September 30, 2017	$80,564,232	$293,715	$854	$76,050,819	$85,921,687
Transfers into Level 3	67,174	—	—	—	7,373,925
Transfers out of Level 3	(48,594,152)	—	—	—	(24,220,903)
Accrued discounts/premiums	(150,974)	—	—	(35,675)	(1,199,790)
Net realized gain (loss)	199,582	—	—	140,514	340,430
Net change in unrealized appreciation (depreciation)(a)(b)	(15,543,275)	$95,462	(126)	530,370	(2,052,059)
Purchases	57,699,320	—	—	9,911,760	26,302,711
Sales	(5,576,803)	—	(725)	(15,603,199)	(18,677,577)

Closing Balance, as of March 31, 2018	$68,665,104	$389,177	$3	$70,994,589	$73,788,424

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2018(b)	$(15,543,275)	$95,462	$—	$530,060	$(1,769,972)

		Preferred Securities	U.S. Government Sponsored Agency Securities	Options Purchased	Total
Assets:
Opening Balance, as of September 30, 2017		$324,267	$—	$—	$243,155,574
Transfers into Level 3		—	—	—	7,441,099
Transfers out of Level 3		—	—	—	(72,815,055)
Accrued discounts/premiums		—	—	—	(1,386,439)
Net realized gain (loss)		—	—	—	680,526
Net change in unrealized appreciation (depreciation)(a)(b)		90,047	(52,240)	(2,216,882)	(19,148,703)
Purchases		—	947,003	2,217,646	97,078,440
Sales		—	—	—	(39,858,304)

Closing Balance, as of March 31, 2018		$414,314	$894,763	$764	$215,147,138

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2018(b)		$90,047	$(52,240)	$(2,216,882)	$(18,866,800)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2018, is generally due to investments no longer held or categorized as Level 3 at period end.

(b)	Included in the related net change in unrealized appreciation (depreciation) in the Consolidated Statement of Operations.

CONSOLIDATED SCHEDULE OF INVESTMENTS	101

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2018	Master Total Return Portfolio

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

Foreign Currency Exchange Contracts
	Assets	Liabilities
Opening Balance, as of September 30, 2017	$—	$—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Accrued discounts/premiums	—	—
Net realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)(a)(b)	—	96,993
Purchases	—	—
Issues	—	—
Sales	—	(96,996)
Settlements	—	—

Closing Balance, as of March 31, 2018	$—	$(3)

Net change in unrealized appreciation (depreciation) on derivative financial instruments still held at March 31, 2018(b)	$—	$96,993

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2018 is generally due to investments no longer held or categorized as Level 3 at period end.

(b)	Included in the related net change in unrealized appreciation (depreciation) in the Consolidated Statement of Operations.

The Master Portfolio’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

See notes to consolidated financial statements.

102	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statement of Assets and Liabilities  (unaudited)

March 31, 2018

Master Total Return Portfolio

ASSETS
Investments at value — unaffiliated (including securities loaned at value of $127,295,739) (cost — $19,753,519,935)	$19,610,341,053
Investments at value — affiliated (cost — $253,899,097)	253,668,708
Cash	57,156,583
Cash pledged:
Collateral — OTC derivatives	27,780,000
Futures contracts	7,893,010
Centrally cleared swaps	5,919,630
Foreign currency at value (cost — $66,727,005)	67,020,705
Receivables:
Investments sold	507,363,486
Options written	22,554
Securities lending income — affiliated	131,609
Swaps	2,106,101
TBA sale commitments	4,778,518,833
Contributions from investors	95,132,593
Dividends — affiliated	15,131
Dividends — unaffiliated	8,521
Interest — unaffiliated	86,252,460
Variation margin on centrally cleared swaps	443,121
Swap premiums paid	5,323,650
Unrealized appreciation on:
Forward foreign currency exchange contracts	11,138,806
OTC swaps	6,743,810
Unfunded floating rate loan interests	6,487
Prepaid expenses	39,594
Other assets	34,731

Total assets	25,523,061,176

LIABILITIES
Cash received:
Collateral — reverse repurchase agreements	489,000
Collateral — OTC derivatives	10,424,000
Collateral — TBA commitments	839,000
Borrowed bonds at value (proceeds — $339,092,887)	344,927,622
Cash collateral on securities loaned at value	129,501,005
Options written at value (premiums received — $30,794,429)	33,092,908
TBA sale commitments at value (proceeds — $4,778,518,833)	4,797,833,024
Reverse repurchase agreements at value	1,384,030,354
Payables:
Investments purchased	5,872,540,813
Swaps	3,573,039
Directors’ fees	41,627
Interest expense	1,116,404
Investment advisory fees	596,265
Other accrued expenses	1,146,129
Withdrawals to investors	169,513,696
Swap premiums received	6,286,912
Unrealized depreciation on:
Forward foreign currency exchange contracts	14,551,189
OTC swaps	7,239,425

Total liabilities	12,777,742,412

NET ASSETS	$12,745,318,764

NET ASSETS CONSIST OF
Investors’ capital	$12,928,328,829
Net unrealized appreciation (depreciation)	(183,010,065)

NET ASSETS	$12,745,318,764

See notes to consolidated financial statements.

FINANCIAL STATEMENTS	103

Consolidated Statement of Operations  (unaudited)

Six Months Ended March 31, 2018

Master Total Return Portfolio

INVESTMENT INCOME
Interest — unaffiliated	$259,359,525
Dividends — affiliated	2,726,891
Dividends — unaffiliated	880,720
Securities lending income — affiliated — net	348,771
Foreign taxes withheld	(155,556)

Total investment income	263,160,351

EXPENSES
Investment advisory	3,329,378
Accounting services	365,794
Custodian	362,016
Directors	81,757
Professional	71,113
Printing	5,389
Miscellaneous	362,395

Total expenses excluding interest expense	4,577,842
Interest expense	26,711,682

Total expenses	31,289,524
Less fees waived by the Manager	(35,115)

Total expenses after fees waived	31,254,409

Net investment income	231,905,942

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated (net of $372,102 foreign capital gain tax)	(84,171,222)
Investments — affiliated	397,088
Borrowed bonds	(4,735,073)
Foreign currency transactions	10,429,633
Forward foreign currency exchange contracts	(16,203,813)
Futures contracts	42,666,747
Options written	36,967,227
Swaps	(23,240,514)

(37,889,927)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(295,405,065)
Investments — affiliated	(1,617,577)
Borrowed bonds	(3,921,912)
Foreign currency translations	622,675
Forward foreign currency exchange contracts	(5,624,662)
Futures contracts	(7,191,443)
Options written	(1,577,000)
Short sales	(6,529)
Swaps	1,311,843
Unfunded floating rate loan interests	6,487

(313,403,183)

Net realized and unrealized loss	(351,293,110)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(119,387,168)

See notes to consolidated financial statements.

104	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statements of Changes in Net Assets

	Master Total Return Portfolio
	Six Months Ended 03/31/18 (unaudited)	Year Ended 09/30/17
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$231,905,942	$336,636,639
Net realized loss	(37,889,927)	(81,753,388)
Net change in unrealized appreciation (depreciation)	(313,403,183)	(33,575,479)

Net increase (decrease) in net assets resulting from operations	(119,387,168)	221,307,772

CAPITAL TRANSACTIONS
Proceeds from contributions	4,008,492,627	5,603,856,634
Value of withdrawals	(2,744,896,025)	(3,534,015,059)

Net increase in net assets derived from capital transactions.	1,263,596,602	2,069,841,575

NET ASSETS
Total increase in net assets	1,144,209,434	2,291,149,347
Beginning of period	11,601,109,330	9,309,959,983

End of period	$12,745,318,764	$11,601,109,330

See notes to consolidated financial statements.

FINANCIAL STATEMENTS	105

Consolidated Statement of Cash Flows  (unaudited)

Six Months Ended March 31, 2018

Master Total Return Portfolio

CASH PROVIDED BY OPERATING ACTIVITIES
Net decrease in net assets resulting from operations	$(119,387,168)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Proceeds from sales of long-term investments and principal paydowns	62,511,572,788
Purchases of long term investments	(60,880,017,665)
Purchases to cover investments sold short	(9,535,686)
Net purchases of short-term securities	(431,963,344)
Amortization of premium and accretion of discount on investments	4,560,086
Payments for borrowed bonds	(556,353,273)
Proceeds from borrowed bonds	286,529,681
Premiums paid on closing options written	(66,919,537)
Premiums received from options written	112,260,735
Net realized gain from investments, futures contracts, options written, swaps, forward foreign currency exchange contracts, foreign currency transactions and borrowed bonds	51,541,980
Net change in unrealized appreciation (depreciation) on investments, futures contracts, options written, swaps, forward foreign currency exchange contracts, foreign currency translations and borrowed bonds	307,317,049
(Increase) Decrease in Assets:
Cash pledged:
Collateral — OTC derivatives	(21,712,000)
Futures contracts	1,069,000
Centrally cleared swaps	12,735,000
Reverse repurchase agreements	61,000
Receivables:
Options written	801,294
Securities lending income — affiliated	(117,135)
Swaps	3,085,833
Dividends — affiliated	(4,917)
Dividends — unaffiliated	(159)
Interest	(6,826,711)
Variation margin on futures contracts	1,055,171
Variation margin on centrally cleared swaps	(443,121)
Swap premiums paid	(2,008,588)
Prepaid expenses	(33,358)
Other assets	(156)
Increase (Decrease) in Liabilities:
Cash received:
Collateral — reverse repurchase agreements	374,000
Collateral — OTC derivatives	9,624,000
Collateral — TBA commitments	(9,490,000)
Cash collateral on securities loaned at value	24,021,742
Payables:
Swaps	3,180,495
Directors’ fees	1,901
Interest expense	(721,446)
Investment advisory fees	86,480
Options written	(117,071)
Other accrued expenses	414,442
Variation margin on futures contracts	(1,064,788)
Variation margin on centrally cleared swaps	(2,131,377)
Swap premiums received	(1,427,483)

Net cash provided by operating activities	1,220,017,694

CASH USED FOR FINANCING ACTIVITIES
Payments on redemption of capital shares	(2,602,651,016)
Proceeds from issuance of capital shares	3,948,393,535
Net borrowing of reverse repurchase agreements	(2,508,798,091)

Cash used for financing activities	(1,163,055,572)

CASH IMPACT FROM FOREIGN EXCHANGE FLUCTUATIONS
Cash impact from foreign exchange fluctuations	183,431

CASH AND FOREIGN CURRENCY
Net increase in cash and foreign currency at value	57,145,553
Cash and foreign currency at beginning of period.	67,031,735

Cash and foreign currency at end of period	$124,177,288

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest expense	$27,615,565

See notes to consolidated financial statements.

106	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Financial Highlights

	Master Total Return Portfolio
	Six Months Ended 03/31/18		Year Ended September 30,
	(Unaudited)		2017	2016	2015	2014	2013
Total Return
Total return	(0.96	)%(a)	1.90%	5.75%	3.13%	7.15%	1.30%

Ratios to Average Net Assets(b)
Total expenses.	0.51	%(c)	0.32%	0.21%	0.14%	0.25%	0.32%

Total expenses after fees waived	0.51	%(c)	0.32%	0.21%	0.14%	0.25%	0.32%

Total expenses after fees waived and excluding interest expense	0.07	%(c)	0.08%	0.08%	0.09%	0.14%	0.12%

Net investment income	3.78	%(c)	3.30%	3.03%	3.07%	4.03%	3.59%

Supplemental Data
Net assets, end of period (000)	$12,745,319		$11,601,109	$9,309,960	$7,418,036	$3,431,769	$3,331,158

Portfolio turnover rate(d)	412%		806%	841%	1,015%	750%	777%

(a)	Aggregate total return.
(b)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/18	Year Ended September 30,
	(Unaudited)	2017	2016	2015	2014	2013
Investments in underlying funds	0.01%	0.01%	0.01%	—	—	—

(c) Annualized. (d) Includes mortgage dollar roll transactions. Additional information regarding portfolio turnover rate is as follows:
	Six Months Ended 03/31/18	Year Ended September 30,
	(unaudited)	2017	2016	2015	2014	2013
Portfolio turnover rate (excluding mortgage dollar roll transactions)	218%	540%	598%	725%	529%	450%

See notes to consolidated financial statements.

FINANCIAL HIGHLIGHTS	107

Notes to Consolidated Financial Statements (unaudited)	Master Total Return Portfolio

1.	ORGANIZATION

Master Total Return Portfolio (the “Master Portfolio”), a series of Master Bond LLC (the “Master LLC”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Master LLC is organized as a Delaware limited liability company. The Limited Liability Company Agreement of the Master LLC permits the Board of Directors of the Master LLC (the “Board”) to issue nontransferable interests in the Master LLC, subject to certain limitations.

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Bond Complex.

Basis of Consolidation: The accompanying consolidated financial statements include the accounts of BlackRock Cayman Master Total Return Portfolio I, Ltd. (the “Subsidiary”), which is a wholly-owned subsidiary of the Master Portfolio and primarily invests in commodity-related instruments. The Subsidiary enables the Master Portfolio to hold these commodity-related instruments while allowing its investors to satisfy regulated investment company tax requirements. The Master Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary as of period end were $10,110,000 representing 0.1% of the Master Portfolio’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Subsidiary is subject to the same investment policies and restrictions that apply to the Master Portfolio, except that the Subsidiary may invest without limitation in commodity-related instruments.

2.	SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the consolidated financial statements, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income and non-cash dividend income are recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency Translation: The Master Portfolio’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Master Portfolio does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Consolidated Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Master Portfolio reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Segregation and Collateralization: In cases where the Master Portfolio enters into certain investments (e.g., dollar rolls, TBA sale commitments, futures contracts, forward foreign currency exchange contracts, options written, swaps, short sales and structured options) or certain borrowings (e.g., reverse repurchase transactions and treasury roll transactions) that would be treated as “senior securities” for 1940 Act purposes, the Master Portfolio may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments or borrowings. Doing so allows the investment or borrowing to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Recent Accounting Standards: In November 2016, the Financial Accounting Standards Board issued Accounting Standards Update “Restricted Cash” which will require entities to include the total of cash, cash equivalents, restricted cash, and restricted cash equivalents in the beginning and ending cash balances in the Consolidated Statement of Cash Flows. The guidance will be applied retrospectively and is effective for fiscal years beginning after December 15, 2017, and interim periods within those years. Management is evaluating the impact, if any, of this guidance on the Funds’ presentation in the Consolidated Statement of Cash Flows.

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization of Purchased Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, the premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Master Portfolio.

Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.

108	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (continued)	Master Total Return Portfolio

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Master Portfolio has an arrangement with its custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Master Portfolio may incur charges on certain uninvested cash balances and overdrafts, subject to certain conditions.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the NYSE (generally 4:00 p.m., Eastern time) (or if the reporting date falls on a day the NYSE is closed, investments are valued at fair value as of the period end). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:

•	Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Fixed-income securities for which market quotations are readily available are generally valued using the last available bid prices or current market quotations provided by independent dealers or third party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but the Master Portfolio may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the Master Portfolio’s net assets. Each business day, the Master Portfolio uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•	Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

•	Investments in open-end U.S. mutual funds are valued at net asset value per share (“NAV”) each business day.

•	The Master Portfolio values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.

•	Futures contracts traded on exchanges are valued at their last sale price.

•	Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

•	Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the NYSE. Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

•	Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. OTC options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

•	Swap agreements are valued utilizing quotes received daily by the Master Portfolio’s pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

•	To-be-announced (“TBA”) commitments are valued on the basis of last available bid prices or current market quotations provided by pricing services.

•	The market value of the Master Portfolio’s investments in the Underlying funds is based on the published NAV of each Underlying Fund computed as of the close of regular trading on the NYSE on days when the NYSE is open.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	109

Notes to Consolidated Financial Statements (continued)	Master Total Return Portfolio

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Master Portfolio’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis. As a result of the inherent uncertainty in valuation of these investments, the fair values may differ from the values that would have been used had an active market existed.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by third party pricing services utilize one or a combination of, but not limited to, the following inputs.

Standard Inputs Generally Considered By Third Party Pricing Services
Market approach	(i)	recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
	(ii)	recapitalizations and other transactions across the capital structure; and
	(iii)	market multiples of comparable issuers.
Income approach	(i)	future cash flows discounted to present and adjusted as appropriate for liquidity, credit and/or market risks;
	(ii)	quoted prices for similar investments or assets in active markets; and
	(iii)	other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach	(i)	audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
	(ii)	changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
	(iii)	relevant news and other public sources; and
	(iv)	known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”) or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by the Master Portfolio. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Master Portfolio is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Master Portfolio could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for

110	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (continued)	Master Total Return Portfolio

investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

As of March 31, 2018, certain investments of the Master Portfolio were valued using NAV (or its equivalent) as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, the Master Portfolio may subsequently have to reinvest the proceeds at lower interest rates. If the Master Portfolio has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.

Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Consolidated Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.

Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, the Master Portfolio’s initial investment in the IOs may not fully recoup.

Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	111

Notes to Consolidated Financial Statements (continued)	Master Total Return Portfolio

mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of Mortgage Assets. Stripped mortgage-backed securities may be privately issued.

Zero-Coupon Bonds: Zero-coupon bonds, are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.

Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for the Master Portfolio to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of the Master Portfolio to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate (“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of the Master Portfolio’s investment policies.

When the Master Portfolio purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, the Master Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by the Master Portfolio upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. The Master Portfolio may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loan interests are usually freely callable at the borrower’s option. The Master Portfolio may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in the Master Portfolio having a contractual relationship only with the lender, not with the borrower. The Master Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, the Master Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. The Master Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, the Master Portfolio assumes the credit risk of both the borrower and the lender that is selling the Participation. The Master Portfolio’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, the Master Portfolio may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in the Master Portfolio having a direct contractual relationship with the borrower, and the Master Portfolio may enforce compliance by the borrower with the terms of the loan agreement.

In connection with floating rate loan interests, the Master Portfolio may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the Master Portfolio earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Consolidated Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations. As of period end, the Master Portfolio had the following unfunded floating rate loan interests:

Borrower	Par	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
Nidda Healthcare Holding AG (AKA Stada), Facility B1 (EUR)	$115,880	$135,968	$142,455	$6,487

Forward Commitments and When-Issued Delayed Delivery Securities: The Master Portfolio may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The

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Master Portfolio may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Master Portfolio may be required to pay more at settlement than the security is worth. In addition, the Master Portfolio is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Master Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Master Portfolio’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, the Master Portfolio may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.

In order to better define contractual rights and to secure rights that will help the Master Portfolio mitigate its counterparty risk, TBA commitments may be entered into by the Master Portfolio under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by the Master Portfolio and the counterparty. Cash collateral that has been pledged to cover the obligations of the Master Portfolio and cash collateral received from the counterparty, if any, is reported separately on the Consolidated Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by the Master Portfolio, if any, is noted in the Consolidated Schedule of Investments. Typically, the Master Portfolio is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to the Master Portfolio are not fully collateralized, contractually or otherwise, the Master Portfolio bears the risk of loss from counterparty non-performance.

Mortgage Dollar Roll Transactions: The Master Portfolio may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, the Master Portfolio is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that the Master Portfolio is required to purchase may decline below the agreed upon repurchase price of those securities.

Borrowed Bond Agreements: Repurchase agreements may be referred to as borrowed bond agreements when entered into in connection with short sales of bonds. In a borrowed bond agreement, the Master Portfolio borrows a bond from a counterparty in exchange for cash collateral. The agreement contains a commitment that the security and the cash will be returned to the counterparty and the Master Portfolio at a mutually agreed upon date. Certain agreements have no stated maturity and can be terminated by either party at any time. Earnings on cash collateral and compensation to the lender of the bond are based on agreed upon rates between the Master Portfolio and the counterparty. The value of the underlying cash collateral approximates the market value and accrued interest of the borrowed bond. To the extent that a borrowed bond transaction exceeds one business day, the value of the cash collateral in the possession of the counterparty is monitored on a daily basis to ensure the adequacy of the collateral. As the market value of the borrowed bond changes, the cash collateral is periodically increased or decreased with a frequency and in amounts prescribed in the borrowed bond agreement. The Master Portfolio may also experience delays in gaining access to the collateral.

Reverse Repurchase Agreements: Reverse repurchase agreements are agreements with qualified third party broker dealers in which the Master Portfolio sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. The Master Portfolio receives cash from the sale to use for other investment purposes. During the term of the reverse repurchase agreement, the Master Portfolio continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. The Master Portfolio may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk. If the Master Portfolio suffers a loss on its investment of the transaction proceeds from a reverse repurchase agreement, the Master Portfolio would still be required to pay the full repurchase price. Further, the Master Portfolio remains subject to the risk that the market value of the securities repurchased declines below the repurchase price. In such cases, the Master Portfolio would be required to return a portion of the cash received from the transaction or provide additional securities to the counterparty.

Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Consolidated Statement of Assets and Liabilities at face value including accrued interest. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value. Interest payments made by the Master Portfolio to the counterparties are recorded as a component of interest expense in the Consolidated Statement of Operations. In periods of increased demand for the security, the Master Portfolio may receive a fee for the use of the security by the counterparty, which may result in interest income to the Master Portfolio.

For the six months ended March 31, 2018, the average amount of reverse repurchase agreements outstanding and the daily weighted average interest rate for the Master Portfolio were $4,351,690,735 and 1.27%, respectively.

Treasury Roll Transactions: In a treasury roll transaction, the Master Portfolio sells a treasury security to a counterparty with a simultaneous agreement to repurchase the same security at an agreed upon price and future settlement date. The Master Portfolio receives cash from the sale of the treasury security to use for other investment purposes. The difference between the sale price and repurchase price represents net interest income or net interest expense reflective of an agreed upon rate between the Master Portfolio and the counterparty over the term of the borrowing. For U.S. GAAP purposes, a treasury roll transaction is accounted for as a secured borrowing and not as a purchase or sale. During the term of the borrowing, interest income from the treasury security and the related interest expense on the secured borrowing is recorded by the Master Portfolio on an accrual basis. The Master Portfolio will benefit from the transaction if the income earned on the investment purchased with the cash received in the treasury roll transaction exceeds the interest expense incurred by the Master Portfolio. If the interest expense exceeds the income earned, the Master Portfolio’s net investment income and dividends to shareholders may be adversely impacted. Treasury roll transactions involve leverage risk. If the Master Portfolio suffers a loss on its

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investment of the transaction proceeds from a treasury roll transaction, the Master Portfolio would be required to pay the full repurchase price. Further, the Master Portfolio remains subject to the risk that the market value of the Treasury securities that the Master Portfolio is required to repurchase may decline below the agreed upon repurchase price of those securities. In such cases, the Master Portfolio would need to return a portion of the cash received from the transaction or provide additional Treasury securities to the counterparty.

Borrowed bond agreements, reverse repurchase transactions and treasury roll transactions are entered into by the Master Portfolio under Master Repurchase Agreements (each, an “MRA”), which permit the Master Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Master Portfolio. With borrowed bond agreements reverse repurchase transactions and treasury roll transactions, typically the Master Portfolio and counterparty under an MRA are permitted to sell, re-pledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Master Portfolio receives or posts securities and cash as collateral with a market value in excess of the repurchase price to be paid or received by the Master Portfolio upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Master Portfolio is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

As of period end, the following table is a summary of the Master Portfolio’s open borrowed bond agreements and reverse repurchase agreements by counterparty which are subject to offset under an MRA on a net basis:

Counterparty	Borrowed Bond Agreements(a)	Reverse Repurchase Agreements	Borrowed Bonds at Value Including Accrued Interest(b)	Net Amount Before Collateral	Cash Collateral Received	Non-cash Collateral Pledged	Net Collateral (Received)/ Pledged(c)	Net Exposure Due (to)/ from Counterparty(d)
Bank of Montreal	$—	$(151,421,729)	$—	$(151,421,729)	$—	$151,421,729	$151,421,729	$—
Barclays Bank PLC	167,997,221	—	(168,818,304)	(821,083)	—	—	—	(821,083)
Barclays Capital, Inc.	8,453,319	—	(8,364,241)	89,078	—	—	—	89,078
BNP Paribas Securities Corp.	44,064,221	(259,405,328)	(43,940,079)	(259,281,186)	(279,000)	257,907,031	257,628,031	(1,653,155)
Citigroup Global Markets, Inc.	2,040,750	—	(2,026,126)	14,624	—	—	—	14,624
Credit Agricole Corporate & Investment
Bank SA	—	(52,903,047)	—	(52,903,047)	—	52,903,047	52,903,047	—
Deutsche Bank AG	53,865,511	—	(54,323,203)	(457,692)	—	457,692	457,692	—
J.P. Morgan Securities LLC	—	(206,781,206)	—	(206,781,206)	—	205,944,553	205,944,553	(836,653)
J.P. Morgan Securities PLC	10,414,119	—	(10,257,655)	156,464	—	—	—	156,464
Merrill Lynch, Pierce, Fenner & Smith, Inc.	57,905,524	(264,283,129)	(57,956,073)	(264,333,678)	—	261,781,664	261,781,664	(2,552,014)
Morgan Stanley & Co. LLC	—	(104,037,093)	—	(104,037,093)	(210,000)	104,247,093	104,037,093	—
Nomura Securities International, Inc.	—	(342,058,524)	—	(342,058,524)	—	334,894,087	334,894,087	(7,164,437)
RBC Capital Markets, LLC	—	(3,140,298)	—	(3,140,298)	—	3,140,298	3,140,298	—
RBC Europe Ltd.	358,430	—	(358,346)	84	—	—	—	84

	$345,099,095	$(1,384,030,354)	$(346,044,027)	$(1,384,975,286)	$(489,000)	$1,372,697,194	$1,372,208,194	$(12,767,092)

(a)	Included in Investments at value-unaffiliated in the Consolidated Statement of Assets and Liabilities.
(b)	Includes accrued interest on borrowed bonds in the amount of $1,116,404 which is included in interest expense payable in the Consolidated Statement of Assets and Liabilities.
(c)

Net collateral with a value of $1,375,710,392 has been pledged/received in connection with open reverse repurchase agreements. Excess of net collateral pledged to the individual counterparty is not shown for financial reporting purposes.

(d)	Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

When the Master Portfolio enters into an MRA and International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) and/or Master Securities Lending Agreements (“MSLA”) with the same counterparty, the agreements may contain a set-off provision allowing the Master Portfolio to offset a net amount payable with a net amount receivable upon default of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. For example, regardless of the contractual rights included in an MRA, such laws may prohibit the Master Portfolio from setting off amounts owed to a defaulting counterparty under an MRA against amounts owed to the Master Portfolio by affiliates of the defaulting counterparty. However, the insolvency regimes of many jurisdictions generally permit set-off of simultaneous payables and receivables with the same legal entity under certain types of financial contracts. These rules would apply upon a default of the legal entity, regardless of the existence of a contractual set-off right in those contracts.

In the event the counterparty of securities under an MRA files for bankruptcy or becomes insolvent, the Master Portfolio’s use of the proceeds from the agreement may be restricted while the counterparty, or its trustee or receiver, determines whether or not to enforce the Master Portfolio’s obligation to repurchase the securities.

Short Sales Transactions: In short sale transactions, the Master Portfolio sells a security it does not hold in anticipation of a decline in the market price of that security. When the Master Portfolio makes a short sale, it will borrow the security sold short (borrowed bond) and deliver the security to the counterparty to which it sold the security short. An amount equal to the proceeds received by the Master Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Master Portfolio is required to repay the counterparty interest on the security sold short, which, if applicable, is included in interest expense in the Consolidated Statement of Operations. The Master Portfolio is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase. A gain, is limited to the price at which the Master Portfolio sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that the Master Portfolio will be able to close out a short position at a particular time or at an acceptable price.

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Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as investment companies in the Master Portfolio’s Consolidated Schedule of Investments, and the value of any related collateral are shown separately in the Consolidated Statement of Assets and Liabilities as a component of investments at value — unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Consolidated Schedule of Investments.

Securities lending transactions are entered into by the Master Portfolio under an MSLA, which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Master Portfolio’s securities lending agreements by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Net Amount
Citigroup Global Markets, Inc.	$117,526,440	$(117,526,440)	$—
Credit Suisse Securities (USA) LLC	1,633,499	(1,633,499)	—
Jefferies LLC	8,135,800	(8,135,800)	—

	$127,295,739	$(127,295,739)	$—

(a)	Collateral with a value of $129,501,005 has been received in connection with securities lending agreements. Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes in the table above.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Consolidated Schedule of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Consolidated Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

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Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure, to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Master Portfolio are denominated and in some cases, may be used to obtain exposure to a particular market.

The contract is marked to market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Consolidated Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies.

Options: The Master Portfolio purchases and writes call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.

A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value — unaffiliated and options written at value, respectively, in the Consolidated Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Consolidated Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Consolidated Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid). When the Master Portfolio writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Master Portfolio writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

•	Swaptions — The Master Portfolio purchases and writes options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the Master Portfolio’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.

•	Interest Rate Caps — Interest rate caps and floors are entered into to gain or reduce exposure to interest rates (interest rate risk and/or other risk). Caps are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes exceed a specified rate, or “cap.” Floors are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes fall below a specified rate, or “floor.” The maximum potential amount of future payments that the Master Portfolio would be required to make under an interest rate cap wouldbethe notional amount times the percentage increase in interest rates determined by the difference between the interest rate index current value and the value at the time the cap was entered into.

•	Foreign Currency options — The Master Portfolio purchases and writes foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy fromorselltothe writer a foreign currency at any time before the expiration of the option.

•	Barrier options — The Master Portfolio may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.

The Master Portfolio may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, up-and-out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-and-out options expire worthless to the purchaser if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level.

•	Structured options — The Master Portfolio invests in structured options to increase or decrease its exposure to an underlying index or group of securities (equity risk).

These options may consist of single or multiple OTC options which are priced as a single instrument. They may only be exercised at the expiration date, but may be transferred/sold prior to the expiration date. The value of a structured option may either increase or decrease with the underlying index or group of securities, depending on the combination of options used. Structured options are issued in units whereby each unit represents a structure based on the specific index with an initial reference strike price. One type of structure involves the combination of selling a put while buying a call on a specific index. This option would rise in value as the underlying index increases and fall in value as the underlying index decreases. Alternatively, another structure involves the sale of a call and the purchase of a

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Notes to Consolidated Financial Statements (continued)	Master Total Return Portfolio

put. This option structure would rise in value as the underlying index decreases and fall in value as the underlying index increases. Upon the exercise of the structured option, the Master Portfolio will receive a payment from, or be required to remit a payment to, the counterparty depending on the value of the underlying index at exercise.

In purchasing and writing options, the Master Portfolio bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Master Portfolio purchasing or selling a security when it otherwise would not, or at a price different from the current market value.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Consolidated Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Consolidated Statement of Assets and Liabilities. Payments received or paid are recorded in the Consolidated Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Master Portfolio’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Master Portfolio’s counterparty on the swap agreement becomes the CCP. The Master Portfolio is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Consolidated Statement of Operations.

•	Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).

The Master Portfolio may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Master Portfolio will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Master Portfolio will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

•	Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one market (e.g., fixed-income) with another market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket or underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instruments or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Master Portfolio receives payment from or makes a payment to the counterparty.

Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Master Portfolio has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the Master Portfolio.

Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Master Portfolio and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Consolidated Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Master Portfolio and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.

•	Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	117

Notes to Consolidated Financial Statements (continued)	Master Total Return Portfolio

Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.

•	Currency swaps — The Master Portfolio enters into currency swaps to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

Currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Currency swaps may also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate.

•	Forward swaps — The Master Portfolio enters into forward interest rate swaps and forward total return swaps. In a forward swap, the Master Portfolio and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.

•	Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Master Portfolio may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between the Master Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Master Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Master Portfolio and the counterparty.

Cash collateral that has been pledged to cover obligations of the Master Portfolio and cash collateral received from the counterparty, if any, is reported separately on the Consolidated Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Master Portfolio, if any, is noted in the Consolidated Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Master Portfolio. Any additional required collateral is delivered to/pledged by the Master Portfolio on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Master Portfolio generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Master Portfolio from its counterparties are not fully collateralized, it bears the risk of loss from counterparty non-performance. Likewise, to the extent the Master Portfolio has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, it bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Master Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Consolidated Statement of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory: The Master LLC, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Master Portfolio’s investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory and administrative services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.

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Notes to Consolidated Financial Statements (continued)	Master Total Return Portfolio

For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Master Portfolio’s net assets:

Average Daily Net Assets	Investment Advisory Fee
First $250 Million	0.16%
$250 Million — $500 Million	0.12%
$500 Million — $750 Million	0.08%
Greater than $750 Million	0.05%

The Manager provides investment management and other services to the Subsidiary. The Manager does not receive separate compensation from the Subsidiary for providing investment management or administrative services. However, the Master Portfolio pays the Manager based on the Master Portfolio’s net assets, which includes the assets of the Subsidiary.

With respect to the Master Portfolio, the Manager entered into separate sub-advisory agreements with BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BRS”), each an affiliate of the Manager. The Manager pays BIL and BRS, for services they provide, for that portion of the Master Portfolio for which BIL and BRS as applicable act as sub-advisers, a monthly fee that is a percentage of the investment advisory fees paid by the Master Portfolio to the Manager.

Expense Waivers: With respect to the Master Portfolio, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation caps, as applicable, will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived by the Manager in the Consolidated Statement of Operations. For the six months ended March 31, 2018, the amount waived was $5,786.

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and exchange-traded funds that have a contractual management fee through January 31, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the independent directors who are not “interested persons” of the Master Portfolio, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Master Portfolio. This amount is included in fees waived by the Manager in the Consolidated Statement of Operations. For the six months ended March 31, 2018, the Master Portfolio waived $29,329 in investment advisory fees pursuant to these arrangements.

For the six months ended March 31, 2018, the Master LLC reimbursed the Manager $45,893 for certain accounting services, which is included in accounting services in the Consolidated Statement of Operations.

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Master Portfolio is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the private investment company to an annual rate of 0.04%. The investment adviser to the private investment company will not charge any advisory fees with respect to shares purchased by the Master Portfolio. The private investment company in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Master Portfolio retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the Master Portfolio retains 80% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the Equity-Bond Complex in a calendar year exceeds a specified threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated — net in the Consolidated Statement of Operations. For the six months ended March 31, 2018, the Master Portfolio paid BIM $104,449 for securities lending agent services.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S Securities and Exchange Commission (“SEC”), the Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. The Master Portfolio is currently permitted to borrow under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	119

Notes to Consolidated Financial Statements (continued)	Master Total Return Portfolio

During the six months ended March 31, 2018, the Master Portfolio did not participate in the Interfund Lending Program.

Directors and Officers: Certain directors and/or officers of the Master LLC are directors and/or officers of BlackRock or its affiliates.

Other Transactions: The Master Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the six months ended March 31, 2018, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

Purchases	Sales	Net Realized Loss
$386,334,659	$375,111,290	$(1,144,352)

7.	PURCHASES AND SALES

For the six months ended March 31, 2018, purchases and sales of investments, including paydown and mortgage dollar rolls and excluding short-term securities, were as follows:

	Purchases	Sales
Non-U.S. Government Securities	$55,232,210,713	$52,576,534,863
U.S. Government Securities	7,744,670,830	9,660,206,119

For the six months ended March 31, 2018, purchases and sales related to mortgage dollar rolls were as follows:

Purchases	$29,318,539,899
Sales	29,311,813,206

8.	INCOME TAX INFORMATION

The Master Portfolio is classified as a partnership for U. S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for each of the four years ended September 30, 2017. The statutes of limitations on Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of March 31, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s consolidated financial statements.

As of March 31, 2018, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U. S. federal income tax purposes were as follows:

Tax cost	$20,015,521,689

Gross unrealized appreciation.	$138,521,883
Gross unrealized depreciation.	(335,902,475)

Net unrealized depreciation	$(197,380,592)

9.	BANK BORROWINGS

The Master LLC, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2018 unless extended or renewed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Consolidated Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended March 31, 2018, the Master Portfolio did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

Inventories of municipal bonds held by brokers and dealers may decrease, which would lessen their ability to make a market in these securities. Such a reduction in market making capacity could potentially decrease the Master Portfolio’s ability to buy or sell bonds. As a result, the Master Portfolio may sell a security at a lower price, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative impact on performance. If the Master Portfolio needed to sell large blocks of bonds, those sales could further reduce the bonds’ prices and impact performance.

120	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (continued)	Master Total Return Portfolio

In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. The Master Portfolio’s prospectus provides details of the risks to which the Master Portfolio is subject.

The Master Portfolio may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Master Portfolio to reinvest in lower yielding securities. The Master Portfolio may also be exposed to reinvestment risk, which is the risk that income from the Master Portfolio’s portfolio will decline if the Master Portfolio invests the proceeds from matured, traded or called fixed income securities at market interest rates that are below the Master Portfolio portfolio’s current earnings rate.

The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Master Portfolio may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which the Master Portfolio invests.

The price the Master Portfolio could receive upon the sale of any particular portfolio investment may differ from the Master Portfolio’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Portfolio’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Master Portfolio, and the Master Portfolio could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Master Portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.

Counterparty Credit Risk: Similar to issuer credit risk, the Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Consolidated Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

The Master Portfolio’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain less the value of any collateral held by the Master Portfolio.

For OTC options purchased, the Master Portfolio bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Master Portfolio should the counterparty fail to perform under the contracts. Options written by the Master Portfolio do not typically give rise to counterparty credit risk, as options written generally obligate the Master Portfolio, and not the counterparty, to perform. The Master Portfolio may be exposed to counterparty credit risk with respect to options written to the extent the Master Portfolio deposits collateral with its counterparty to a written option.

With exchange-traded options purchased and futures and centrally cleared swaps, there is less counterparty credit risk to the Master Portfolio since the exchange or clear-inghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.

Concentration Risk: The Master Portfolio invests a significant portion of its assets in fixed income securities and/or uses derivatives tied to the fixed income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. The Master Portfolio may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

The Master Portfolio invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Investment percentages in these securities are presented in the Consolidated Schedule of Investments. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	121

Notes to Consolidated Financial Statements (continued)	Master Total Return Portfolio

11.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Master Portfolio’s financial statements was completed through the date the financial statements were issued and the following item was noted:

Effective April 19, 2018, the 364-day credit agreement to which the Master LLC, on behalf of the Master Portfolio, and the Participating Funds are party was amended to (i) increase the aggregate commitment amount to $2.25 billion, (ii) increase the aggregate amount (excluding commitments designated for a certain individual fund) the Participating Funds can borrow to $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement, (iii) decrease the fee on used commitment amounts to 0.10% and (iv) extend the termination date to April 2019. Participating Funds paid an upfront commitment fee of 0.02% on the total commitment amounts, in addition to administration, legal and arrangement fees. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.

122	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Director and Officer Information

Robert M. Hernandez, Chair of the Board and Director

James H. Bodurtha, Director

Bruce R. Bond, Director

Honorable Stuart E. Eizenstat, Director

Robert Fairbairn, Director

Henry Gabbay, Director

Lena G. Goldberg, Director

Henry R. Keizer, Director

John F. O’Brien, Director

Donald C. Opatrny, Director

John M. Perlowski, Director, President and Chief Executive Officer

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Effective December 31, 2017, Roberta Cooper Ramo retired and Donald W. Burton resigned as Directors of the Fund/Master LLC.

Effective May 17, 2018, John MacKessy replaced Fernanda Piedra as the Anti-Money Laundering Compliance Officer of the Fund/Master LLC.

Investment Adviser

BlackRock Advisors, LLC

Wilmington, DE 19809

Sub-Advisers

BlackRock International Limited

Edinburgh, EH3 8BL

United Kingdom

BlackRock (Singapore) Limited

079912 Singapore

Accounting Agent and Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Custodian

The Bank of New York Mellon

New York, NY 10286

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Philadelphia, PA 19103

Distributor

BlackRock Investments, LLC

New York, NY 10022

Legal Counsel

Willkie Farr & Gallagher LLP

New York, NY 10019

Address of the Corporation/Master LLC

100 Bellevue Parkway

Wilmington, DE 19809

DIRECTOR AND OFFICER INFORMATION	123

Additional Information

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund/Master LLCs file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Master LLC’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s/Master LLC’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master LLCs use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master LLCs voted proxies relating to securities held in the Fund/Master LLCs’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

124	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

ADDITIONAL INFORMATION	125

Glossary of Terms Used in this Report

Currency

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Offshore
CNY	Chinese Yuan
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	Taiwan New Dollar
USD	US Dollar
ZAR	South African Rand

Portfolio Abbreviations

ABS	Asset-Backed Security
AGM	Assurance Guaranty Municipal Corp.
AKA	Also Known As
AMBAC	AMBAC Assurance Corp.
BZDIOVER	Overnight Brazil CETIP — Interbank Rate
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
COOIS	Colombia Overnight Interbank Reference Rate
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FKA	Formerly Known As
GO	General Obligation Bonds
JIBAR	Johannesburg Interbank Average Rate
LIBOR	London Interbank Offered Rate
MXIBTIIE	Mexico Interbank TIIE 28-Day
OTC	Over-the-counter
PIK	Payment-in-kind
PSF	Permanent School Fund
RB	Revenue Bonds
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standard & Poor’s
SCA	Svenska Cellulosa Aktiebolaget
SPDR	Standard & Poor’s Depositary Receipts
STIBOR	Stockholm Interbank Offered Rate
TA	Tax Allocation
TAIBOR	Taiwan Interbank Offered Rate
TBA	To-be-announced
WIBOR	Warsaw Interbank Offered Rate
WTI	West Texas Intermediate

126	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

This report is intended for existing shareholders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

TR-3/18-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrants’ Schedules of Investments are included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

2

(a)(4) – Not Applicable

(b) – Certifications – Attached hereto

3

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

Date: June 1, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

Date: June 1, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

Date: June 1, 2018

4